GARTMORE MUTUAL FUNDS
                                 CONCEPT SERIES

                         Gartmore Micro Cap Equity Fund
                         Gartmore Millennium Growth Fund
                        Gartmore Value Opportunities Fund
                          Gartmore High Yield Bond Fund

                 Prospectus Supplement dated December 30, 2003
                        to Prospectus dated March 1, 2003

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.

Beginning December 30, 2003, each of the Funds will also offer Class R shares. Class R shares will generally only be available to certain retirement plans. Please see a further description of who is eligible to purchase Class R shares below. The following information supplements the Prospectus:

1. The following information is added to the performance table for the Gartmore Millennium Growth Fund included in the Fund Summaries on page 7.

AVERAGE ANNUAL RETURNS - AS OF 12/31/021                        1 YEAR   5 YEARS   10 YEARS
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Gartmore Millennium Growth Fund Class R shares7 - Before Taxes  -29.43%    -9.79%      2.47%

1 These returns reflect performance after sales charges, if any, and expenses are deducted, and include the performance of the Fund's predecessor prior to May 11, 1998. Beginning September 1, 2000, the Fund's principal investment strategies were broadened from a focus on mid cap growth stocks.
7 These returns through May 11, 1998 are based on the performance of the Fund's predecessor fund, which was achieved prior to the creation of the Class R shares, and which is the same as the performance for Class D shares. In addition, the performance for the period from May 11, 1998 to December 31, 2002, is based on the performance of Class D shares. Excluding the effect of any fee waivers or reimbursements, such prior performance is similar to what Class R shares would have produced because the Class R shares will invest in the same portfolio of securities as Class D shares. The returns have been adjusted for the fact that Class R shares do not have any applicable sales charges but do not reflect the additional fees applicable to the Class R shares; if these fees were reflected, the annual returns for Class R shares would have been lower.

The following information is added to the performance tables in the Fund Summaries. It is added on page 12 for the Gartmore Value Opportunities Fund and on page 16 for the Gartmore High Yield Bond Fund.

                                                                   SINCE
AVERAGE ANNUAL RETURNS - AS OF 12/31/021                          1 YEAR   INCEPTION2
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Gartmore Value Opportunities Fund Class R shares7 - Before Taxes  -14.90%        4.68%
Gartmore High Yield Bond Fund Class R shares7 - Before Taxes . .   -2.68%       -5.88%

1 These returns reflect performance after sales charges, if any, and expenses are deducted.
2    The  Fund  commenced  operations  on  December  29,  1999.
7 These returns through December 31, 2002 are based on the performance of the Fund's Class B shares, which was achieved prior to the creation of the Class R shares. The returns have been adjusted for the fact that Class R shares do not have any sales charges but have not been adjusted for the lower expenses applicable to Class R shares. Excluding the effect of any fee waivers or reimbursements, such prior performance is similar to what Class R shares would have produced because the Class R shares will invest in the same portfolio of securities as Class B shares.

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No performance information is provided for the Gartmore Micro Cap Equity Fund because the Fund did not commence operations until June 27, 2002.

2. The following information is added to the fee tables for the Funds in the Fund Summaries. It is added on page 4 for the Gartmore Micro Cap Equity Fund, on page 8 for the Gartmore Millennium Growth Fund, on page 12 for the Gartmore Value Opportunities Fund, and on page 16 for the Gartmore High Yield Bond Fund.

FEES  AND  EXPENSES  -  CLASS  R  SHARES

This table describes the fees and expenses that you may pay if you buy and hold Class R shares of each Fund.

                                 GARTMORE    GARTMORE       GARTMORE
SHAREHOLDER FEES1               MICRO CAP   MILLENNIUM       VALUE       GARTMORE HIGH
FEES PAID DIRECTLY FROM           EQUITY      GROWTH     OPPORTUNITIES     YIELD BOND
YOUR INVESTMENT)                   FUND        FUND           FUND            FUND
---------------------------------------------------------------------------------------
Maximum Sales Charge
(Load) Imposed on
Purchases (as a percentage
of offering price) . . . . . .  None        None         None            None
---------------------------------------------------------------------------------------
Maximum Deferred Sales
Charge (Load) (as a
percentage of offering or
sale price, whichever is less)  None        None         None            None
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Redemption Fee (as a
percentage of amount
redeemed). . . . . . . . . . .     1.50%2       1.50%2          1.50%2   None
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                                GARTMORE    GARTMORE     GARTMORE
ANNUAL FUND OPERATING. . . . .  MICRO CAP   MILLENNIUM   VALUE           GARTMORE HIGH
EXPENSE (EXPENSES THAT ARE . .  EQUITY      GROWTH       OPPORTUNITIES   YIELD BOND
DEDUCTED FROM FUND ASSETS) . .  FUND        FUND         FUND            FUND
---------------------------------------------------------------------------------------
Management Fees. . . . . . . .     1.25%3         1.03%           0.70%           0.55%
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Distribution and/or
Service (12b-1) Fees4. . . . .     0.40%          0.40%           0.40%           0.40%
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Other Expenses5                    1.31%6         1.01%           0.66%           0.44%
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TOTAL ANNUAL FUND
OPERATING EXPENSES . . . . . .       2.96%        2.44%           1.76%           1.39%
---------------------------------------------------------------------------------------
Amount of Fee Waivers/
Expense Reimbursements . . . .       0.81%        0.64%           0.16%           0.09%
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TOTAL ANNUAL
FUND OPERATING EXPENSES
(AFTER WAIVERS/
REIMBURSEMENTS). . . . . . . .     2.15%7       1.80%8          1.60%7          1.30%7
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1 If you buy and sell shares through a broker or other financial intermediary, they may also charge you a separate transaction fee.

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2 A redemption fee of 1.50% will be charged for any shares redeemed within 90 days after the date they are acquired. This fee does not apply to shares purchased through reinvested dividends or capital gains or shares held in certain omnibus accounts or retirement plans that cannot implement the fees. See "Buying and Selling and Exchanging Fund Shares-Selling Shares-Exchanging Fund Shares-Excessive Exchange Activity" on page 31.
3 The Fund commenced operations on June 27, 2002. As a result, the management fee represents the maximum fee which could be paid to Gartmore Mutual Fund Capital Trust (GMF) under its agreement with the Trust, on behalf of the Fund.
4 "Distribution and/or Service (12b-1) Fees" are based on estimates for the new Class R shares during the current fiscal year. These fees could increase to 0.50% of a Fund's average daily net assets.
5 "Other Expenses" have been restated to reflect revised fees under the Funds' fund administration, transfer agency and custody agreements and other fee changes implemented for the fiscal year ended October 31, 2003.
6 As a new Fund, these are estimates for the fiscal year ended October 21, 2003. These estimates do not take into account the expense limitation agreement with GMF for the Fund.
7 GMF and the Trust have entered into a written contract limiting operating expenses (excluding certain expenses including, but not limited to, any taxes, interest, brokerage fees, extraordinary expenses, Rule 12b-1 fees, short sale dividend expenses, and administrative services fees) to 1.55% for the Class R shares of the Gartmore Micro Cap Equity Fund, to 1.00% for the Class R shares of the Gartmore Value Opportunities Fund, and to 0.70% for the Class R shares of the Gartmore High Yield Bond Fund at least through February 28, 2005. If the maximum amount of the Rule 12b-1 fees and administrative services fees were charged "Total Annual Fund Operating Expenses" could increase to 2.30% for the Class R shares of the Gartmore Micro Cap Equity Fund, 1.75% for Class R shares of the Gartmore Value Opportunities Fund, and 1.45% for the Class R shares of the Gartmore High Yield Bond Fund before GMF would be required to limit the Fund's expenses. The Trust is authorized to reimburse GMF for management fees previously waived and/or for the cost of Other Expenses paid by GMF provided that any such reimbursement will not cause the Fund to exceed the expense limitations in the agreement. The Trust's ability to reimburse GMF in this manner only applies to fees paid or reimbursements made by GMF at some time within the first five years from the time this Fund commenced operations.
8 GMF and the Trust have entered into a written contract limiting total fund operating expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses, Rule 12b-1 fees and administrative services fees) from exceeding 1.20% for Class R shares of the Gartmore Millennium Growth Fund at least through February 28, 2005. If the maximum amount of the Rule 12b-1 fees and administrative services fees were charged "Total Annual Fund Operating Expenses" could increase to 1.95% for the Class R shares of the Gartmore Millennium Growth Fund before GMF would be required to limit the Fund's expenses. The Trust is authorized to reimburse GMF for management fees previously waived and/or the cost of other expenses paid by GMF provided that any such reimbursement will not cause the Fund to exceed the expense limitations in the agreement. GMF may request and receive reimbursement of fees waived or limited and other reimbursements made by GMF. Any reimbursement to GMF must be made not more than three years from the fiscal year in which the corresponding reimbursement to the Fund was made.

3.   The  following  replaces  the  first sentence of footnote 9 to the Gartmore
     Micro Cap Equity Fund Fee Table (on page 5), the first sentences of footnote 8 for both the Gartmore Millennium Growth Fund Fee Table (on page
     9) and the Gartmore Value Opportunities Fund Fee Table (on page 13) and the first sentence of footnote 7 to the Gartmore High Yield Bond Fund Fee Table (on page 17):

     GMF and the Trust have entered into a written contract limiting operating expenses (excluding certain expesnes, including but not limited to, any taxes, interest, brokerage fees, extraordinary expenses, Rule 12b-1 fees, short sale dividend expenses and administrative services fees) to 1.55% for all classes of shares of the Gartmore Micro Cap Equity Fund, to 1.20% for all classes of shares of the Gartmore Millennium Growth Fund, to 1.00% for all classes of shares of the Gartmore Value Opportunities Fund, and to 0.70% for all classes of shares of the Gartmore High Yield Bond Fund at least through February 29, 2004.

4. The following information is added to the "EXAMPLE" for the Funds in the Fund Summaries. It is added on page 5 for the Gartmore Micro Cap Equity Fund, on page 9 for the Gartmore Millennium Growth Fund, on page 13 for the Gartmore Value Opportunities Fund, and on page 17 for the Gartmore High Yield Bond Fund.

EXAMPLE

This example shows what you could pay in expenses over time. You can also use this example to compare the cost of the Funds with other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year, no changes in expenses, and the expense limitations described above for one year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

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                                   1 YEAR   3 YEARS   5 YEARS   10 YEARS
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Gartmore Micro Cap Equity Fund
Class R Shares. . . . . . . . . .  $   218  $    839  $  1,486  $   3,223
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Gartmore Millennium Growth Fund
Class R Shares. . . . . . . . . .  $   183  $    699  $  1,243  $   2,728
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Gartmore Value Opportunities Fund
Class R Shares. . . . . . . . . .  $   163  $    539  $    939  $   2,060
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Gartmore High Yield Bond Fund
Class R Shares. . . . . . . . . .  $   132  $    431  $    752  $   1,661
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5. The following new information with respect to Class R shares is included in the "BUYING, SELLING AND EXCHANGING FUND SHARES" section on pages 23 - 31 of the Prospectus:

Class R shares generally are available only to 401(k) plans, 457 plans, employer sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans, non-qualified deferred compensation plans and other retirement accounts (collectively, "retirement plans") whereby the plan or the plan's financial service firm has an agreement with the Gartmore Distribution Services, Inc. to utilize Class R shares in certain investment products or programs. Class R shares are generally available to small and mid sized retirement plans having at least $1 million in assets. In addition, Class R shares also are generally available only to retirement plans where Class R shares are held on the books of the Funds through omnibus accounts (either at the plan level or at the level of the plan service provider) and where the plans are introduced by an intermediary, such as a broker, third party administrator, registered investment adviser or other plan service provider. Class R shares are not available to retail or institutional non-retirement accounts, traditional and Roth IRAs, Coverdell Education Savings Accounts, SEPs, SAR-SEPs, SIMPLE IRAs, or individual 403(b) plans, or through 529 Plan accounts.

Class R shares pay distribution and/or servicing fees under a Distribution Plan. These fees are either paid by the Distributor to intermediaries for distribution and shareholder services or retained by the Distributor. In addition, intermediaries may receive administrative service fees. These fees are paid to such entities when they provide recordkeeping and/or other administrative support services to the retirement plans and their participants.

Retirement plan participants should contact their retirement plan administrator for information regarding buying or selling Class R shares. Retirement plans or their administrators wishing to purchase or sell Class R shares should contact Customer Service at 1-800-848-0920 for more information. Because Class R shares of the Funds are held within retirement plans, exchange privileges with other Class R shares of the Gartmore Funds may not be available unless the Class R shares of the other Gartmore Funds are also available within a plan.

A retirement plan's intermediaries can help determine which class is appropriate for that retirement plan. If a retirement plan qualifies to purchase Class A, Institutional Service Class or Institutional Class shares of the Fund, one of these other classes may be more appropriate than Class R shares. Specifically if a retirement plan eligible to purchase Class R shares is otherwise qualified to purchase Class A shares at net asset value or at a reduced sales charge or to purchase Institutional Service Class or Institutional Class shares, one of these classes may be selected where the retirement plan does not require the distribution and administrative support services typically required by Class R share investors and/or the retirement plan's intermediaries have elected to forgo the level of compensation that Class R shares provide. Plan fiduciaries should consider their obligations under ERISA in determining which class is an appropriate investment for a retirement plan. A retirement plan's intermediaries may receive different compensation depending upon which class is chosen.

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6. The "DISTRIBUTION PLAN" section on page 30 of the Prospectus is deleted and replaced with the following:

DISTRIBUTION  PLAN

In addition to the sales charges which you may pay for Class A, Class B and Class C shares, the Trust has adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940, which permits Class A, Class B, Class C, and Class R shares of the Funds to compensate the Distributor for expenses associated with distributing and selling such shares and providing shareholder services.

DISTRIBUTION  AND  SERVICE  FEES

Under the Distribution Plan, Class A, Class B, Class C and Class R shares of the Funds pay the Distributor compensation which is accrued daily and paid monthly. Each Fund shall pay amounts not exceeding an annual amount of:

CLASS                   AS A % OF DAILY NET ASSETS
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Class A shares  0.25% (distribution or service fee)
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Class B shares  1.00% (0.25% service fee)
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Class C shares  1.00% (0.25% service fee)
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Class R shares  0.50% (0.25% of which may be a service fee)
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Class D, Institutional Class and Institutional Service Class shares pay no 12b-1 fees.

Because these fees are paid out of the Funds' assets on an ongoing basis, these fees will increase the cost of your investment over time and may cost you more than paying other types of sales charges.

7. The following new section will be added to page 32 of the Prospectus under DISTRIBUTION AND TAXES:

TAX  STATUS  FOR  RETIREMENT  PLANS  AND  OTHER  TAX-DEFERRED  ACCOUNTS

When you use a Fund as an investment option under a qualified employee benefit plan or retirement plan or through some other tax-deferred account, dividend and capital gain distributions from the Fund generally are not currently subject to federal income taxes. In general, the entities eligible to purchase the Class R shares of a Fund are governed by complex tax rules. You should ask your own tax advisor or plan administrator for more information about your own tax situation, including possible state or local taxes.

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8. The tables in the "FINANCIAL HIGHLIGHTS" section beginning on page 33 of the Prospectus are replaced in their entirety by the following tables, which include the unaudited information for each of the classes of the Funds (except Class R shares which had not yet commenced operations) for the period ended April 30, 2003:

FINANCIAL  HIGHLIGHTS

GARTMORE  HIGH  YIELD  BOND  FUND

                                              INVESTMENT  ACTIVITIES                 DISTRIBUTIONS
-------------------------------------------------------------------------------------------------------------------------
                                                        NET
                                                   REALIZED AND
                             NET                    UNREALIZED       TOTAL                                       NET
                        ASSET VALUE,      NET          GAINS         FROM          NET                      ASSET VALUE,
                          BEGINNING    INVESTMENT   (LOSSES) ON   INVESTMENT   INVESTMENT       TOTAL          END OF
                          OF PERIOD      INCOME     INVESTMENTS   ACTIVITIES     INCOME     DISTRIBUTIONS      PERIOD
-------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES
Period Ended . . . . .  $       10.00        0.86         (2.04)       (1.18)       (0.86)          (0.86)  $        7.96
  October 31, 2000 (d)
Year Ended . . . . . .  $        7.96        0.84         (1.10)       (0.26)       (0.84)          (0.84)  $        6.86
  October 31, 2001
Year Ended . . . . . .  $        6.86        0.61         (0.87)       (0.26)       (0.61)          (0.61)  $        5.99
  October 31, 2002
Six Months Ended . . .  $        5.99        0.29          0.72         1.01        (0.29)          (0.29)  $        6.71
  April 30, 2003
  (Unaudited)

CLASS B SHARES
Period Ended . . . . .  $       10.00        0.80         (2.04)       (1.24)       (0.80)          (0.80)  $        7.96
  October 31, 2000 (d)
Year Ended . . . . . .  $        7.96        0.78         (1.10)       (0.32)       (0.78)          (0.78)  $        6.86
  October 31, 2001
Year Ended . . . . . .  $        6.86        0.56         (0.88)       (0.32)       (0.56)          (0.56)  $        5.98
  October 31, 2002
Six Months Ended . . .  $        5.98        0.26          0.72         0.98        (0.26)          (0.26)  $        6.70
  April 30, 2003
  (Unaudited)

CLASS C SHARES
Period Ended . . . . .  $        8.07        0.40         (1.21)       (0.81)       (0.40)          (0.40)  $        6.86
  October 31, 2001 (e)
Year Ended . . . . . .  $        6.86        0.56         (0.87)       (0.31)       (0.56)          (0.56)  $        5.99
  October 31, 2002
Six Months Ended . . .  $        5.99        0.26          0.72         0.98        (0.26)          (0.26)  $        6.71
  April 30, 2003
  (Unaudited)

INSTITUTIONAL SERVICE
CLASS SHARES
Period Ended . . . . .  $       10.00        0.87         (1.99)       (1.12)       (0.87)          (0.87)  $        8.01
  October 31, 2000 (d)
Year Ended . . . . . .  $        8.01        0.87         (1.10)       (0.23)       (0.86)          (0.86)  $        6.92
  October 31, 2001
Year Ended . . . . . .  $        6.92        0.63         (0.88)       (0.25)       (0.63)          (0.63)  $        6.04
  October 31, 2002
Six Months Ended . . .  $        6.04        0.30          0.73         1.03        (0.30)          (0.30)  $        6.77
  April 30, 2003
  (Unaudited)
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                                                                 RATIOS  /  SUPPLEMENTAL  DATA
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                                                                                                   RATIO OF NET
                                                                  RATIO OF NET      RATIO OF        INVESTMENT
                                                      RATIO OF     INVESTMENT       EXPENSES          INCOME
                                       NET ASSETS     EXPENSES       INCOME         (PRIOR TO        (PRIOR TO
                                       AT END OF     TO AVERAGE    TO AVERAGE    REIMBURSEMENTS)  REIMBURSEMENTS)
                           TOTAL         PERIOD         NET            NET         TO AVERAGE       TO AVERAGE      PORTFOLIO
                         RETURN (A)      (000S)        ASSETS        ASSETS      NET ASSETS (B)   NET ASSETS (B)   TURNOVER (C)
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CLASS A SHARES
Period Ended . . . . .  (12.48%) (f)  $      2,804     0.95% (g)     12.35% (g)        1.15% (g)       12.15% (g)        76.93%
  October 31, 2000 (d)
Year Ended . . . . . .       (3.59%)  $      2,801         0.95%         11.10%            1.11%           10.94%        83.79%
  October 31, 2001
Year Ended . . . . . .       (4.27%)  $      2,002         0.97%          9.20%            1.09%            9.08%        93.27%
  October 31, 2002
Six Months Ended . . .    17.16% (f)  $      4,447     1.00% (g)      9.07% (g)        1.10% (g)        8.98% (g)        54.47%
  April 30, 2003
  (Unaudited)

CLASS B SHARES
Period Ended . . . . .  (13.02%) (f)  $        188     1.70% (g)     13.09% (g)        3.46% (g)       11.33% (g)        76.93%
  October 31, 2000 (d)
Year Ended . . . . . .       (4.31%)  $        244         1.70%         10.35%            2.43%            9.62%        83.79%
  October 31, 2001
Year Ended . . . . . .       (5.11%)  $        355         1.70%          8.46%            1.83%            8.33%        93.27%
  October 31, 2002
Six Months Ended . . .    16.78% (f)  $        596     1.70% (g)      8.40% (g)        1.80% (g)        8.31% (g)        54.47%
  April 30, 2003
  (Unaudited)

CLASS C SHARES
Period Ended . . . . .  (10.15%) (f)  $          5     1.70% (g)     10.05% (g)        8.58% (g)        3.17% (g)        83.79%
  October 31, 2001 (e)
Year Ended . . . . . .       (4.96%)  $         53         1.70%          8.55%            1.97%            8.28%        93.27%
  October 31, 2002
Six Months Ended . . .    16.75% (f)  $      1,137     1.70% (g)      7.93% (g)        1.78% (g)        7.84% (g)        54.47%
  April 30, 2003
  (Unaudited)

INSTITUTIONAL SERVICE
CLASS SHARES
Period Ended . . . . .  (11.80%) (f)  $     88,639     0.70% (g)     11.46% (g)        0.83% (g)       11.33% (g)        76.93%
  October 31, 2000 (d)
Year Ended . . . . . .       (3.19%)  $     85,885         0.70%         11.30%            0.76%           11.24%        83.79%
  October 31, 2001
Year Ended . . . . . .       (4.12%)  $     82,967         0.70%          9.38%            0.79%            9.29%        93.27%
  October 31, 2002
Six Months Ended . . .    17.35% (f)  $     98,676     0.70% (g)      9.37% (g)        0.79% (g)        9.28% (g)        54.47%
  April 30, 2003
  (Unaudited)
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(a)  Excludes  sales  charge.
(b) During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated
(c) Portfolio turnover is calculated on the basis of the Fund as whole without distinguishing among the classes of shares.
(d) For the period from December 29, 1999 (commencement of operations) through October 31, 2000.
(e) For the period from March 1, 2001 (commencement of operations) through October 31, 2001.
(f)  Not  annualized.
(g)  Annualized.
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GARTMORE  MILLENNIUM  GROWTH  FUND

                                                 INVESTMENT  ACTIVITIES               DISTRIBUTIONS
--------------------------------------------------------------------------------------------------------------------------
                                                           NET
                                                      REALIZED AND
                             NET                       UNREALIZED       TOTAL                                     NET
                        ASSET VALUE,        NET           GAINS         FROM         NET                     ASSET VALUE,
                          BEGINNING     INVESTMENT     (LOSSES) ON   INVESTMENT   REALIZED       TOTAL          END OF
                          OF PERIOD    INCOME (LOSS)   INVESTMENTS   ACTIVITIES     GAINS    DISTRIBUTIONS      PERIOD
--------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES
Period Ended . . . . .  $       19.67         (0.03)         (1.97)       (2.00)         -               -   $       17.67
  October 31, 1998 (d)
Year Ended . . . . . .  $       17.67         (0.03)          2.30         2.27      (0.24)          (0.24)  $       19.70
  October 31, 1999
Year Ended . . . . . .  $       19.70         (0.27)         10.63        10.36      (1.37)          (1.37)  $       28.69
  October 31, 2000 (e)
Year Ended . . . . . .  $       28.69         (0.16)        (15.19)      (15.35)     (2.41)          (2.41)  $       10.93
  October 31, 2001
Year Ended . . . . . .  $       10.93         (0.14)         (2.29)       (2.43)         -               -   $        8.50
  October 31, 2002
Six Months Ended . . .  $        8.50         (0.05)          0.31         0.26          -               -   $        8.76
  April 30, 2003
  (Unaudited)

CLASS B SHARES
Period Ended . . . . .  $       19.67         (0.07)         (2.06)       (2.13)         -               -   $       17.54
  October 31, 1998 (d)
Year Ended . . . . . .  $       17.54         (0.12)          2.26         2.14      (0.24)          (0.24)  $       19.44
  October 31, 1999
Year Ended . . . . . .  $       19.44         (0.42)         10.59        10.17      (1.37)          (1.37)  $       28.24
  October 31, 2000 (e)
Year Ended . . . . . .  $       28.24         (0.22)        (15.21)      (15.43)     (2.41)          (2.41)  $       10.40
  October 31, 2001
Year Ended . . . . . .  $       10.40         (0.19)         (2.18)       (2.37)         -               -   $        8.03
  October 31, 2002
Six Months Ended . . .  $        8.03         (0.07)          0.30         0.23          -               -   $        8.26
  April 30, 2003
  (Unaudited)

CLASS C SHARES
Period Ended . . . . .  $       13.46         (0.07)         (2.98)       (3.05)         -               -   $       10.41
  October 31, 2001 (f)
Year Ended . . . . . .  $       10.41         (0.19)         (2.18)       (2.37)         -               -   $        8.04
  October 31, 2002
Six Months Ended . . .  $        8.04         (0.07)          0.30         0.23          -               -   $        8.27
  April 30, 2003
  (Unaudited)

CLASS D SHARES
Year Ended . . . . . .  $       22.87         (0.06)          1.29         1.23      (6.49)          (6.49)  $       17.61
  October 31, 1998 (d)
Year Ended . . . . . .  $       17.61         (0.02)          2.34         2.32      (0.24)          (0.24)  $       19.69
  October 31, 1999
Year Ended . . . . . .  $       19.69         (0.14)         10.57        10.43      (1.37)          (1.37)  $       28.75
  October 31, 2000 (e)
Year Ended . . . . . .  $       28.75         (0.11)        (15.20)      (15.31)     (2.41)          (2.41)  $       11.03
  October 31, 2001
Year Ended . . . . . .  $       11.03         (0.11)         (2.32)       (2.43)         -               -   $        8.60
  October 31, 2002
Six Months Ended . . .  $        8.60         (0.04)          0.33         0.29          -               -   $        8.89
  April 30, 2003
  (Unaudited)
--------------------------------------------------------------------------------------------------------------------------

                                                              RATIOS  /  SUPPLEMENTAL  DATA
------------------------------------------------------------------------------------------------------------------------------
                                                                                                  RATIO OF NET
                                                                 RATIO OF NET      RATIO OF        INVESTMENT
                                                     RATIO OF     INVESTMENT       EXPENSES       INCOME (LOSS)
                                       NET ASSETS    EXPENSES    INCOME (LOSS)     (PRIOR TO        (PRIOR TO
                                       AT END OF    TO AVERAGE    TO AVERAGE    REIMBURSEMENTS)  REIMBURSEMENTS)
                           TOTAL         PERIOD         NET           NET         TO AVERAGE       TO AVERAGE      PORTFOLIO
                         RETURN (A)      (000S)       ASSETS        ASSETS      NET ASSETS (B)   NET ASSETS (B)   TURNOVER (C)
------------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES
Period Ended . . . . .  (10.17%) (g)  $        305    1.23% (h)    (0.70%) (h)        2.21% (h)      (1.68%) (h)        46.33%
  October 31, 1998 (d)
Year Ended . . . . . .        12.98%  $      1,244        1.25%        (0.24%)            1.83%          (0.82%)        36.58%
  October 31, 1999
Year Ended . . . . . .        56.20%  $     22,612        1.47%        (0.95%)            1.67%          (1.15%)       330.32%
  October 31, 2000 (e)
Year Ended . . . . . .      (57.29%)  $      6,601        1.63%        (1.00%)            2.75%          (2.12%)       698.74%
  October 31, 2001
Year Ended . . . . . .      (22.23%)  $      4,880        1.59%        (1.27%)            2.20%          (1.88%)       432.60%
  October 31, 2002
Six Months Ended . . .     3.06% (g)  $      4,875    1.53% (h)    (1.13%) (h)        2.04% (h)      (1.65%) (h)       193.02%
  April 30, 2003
  (Unaudited)

CLASS B SHARES
Period Ended . . . . .  (10.83%) (g)  $        251    2.00% (h)    (1.47%) (h)        2.98% (h)      (2.45%) (h)        46.33%
  October 31, 1998 (d)
Year Ended . . . . . .         2.33%  $        918        2.00%        (1.01%)            2.59%          (1.60%)        36.58%
  October 31, 1999
Year Ended . . . . . .        55.97%  $      7,608        2.10%        (1.57%)            2.35%          (1.82%)       330.32%
  October 31, 2000 (e)
Year Ended . . . . . .      (58.60%)  $      3,985        2.23%        (1.60%)            3.67%          (3.04%)       698.74%
  October 31, 2001
Year Ended . . . . . .      (22.79%)  $      3,005        2.25%        (1.94%)            2.90%          (2.59%)       432.60%
  October 31, 2002
Six Months Ended . . .     2.86% (g)  $      2,893    2.22% (h)    (1.82%) (h)        2.73% (h)      (2.34%) (h)       193.02%
  April 30, 2003
  (Unaudited)

CLASS C SHARES
Period Ended . . . . .  (22.66%) (g)  $         52    2.23% (h)    (1.76%) (h)        4.38% (h)      (3.91%) (h)       698.74%
  October 31, 2001 (f)
Year Ended . . . . . .      (22.77%)  $         45        2.25%        (1.94%)            2.90%          (2.59%)       432.60%
  October 31, 2002
Six Months Ended . . .     2.86% (g)  $         53    2.22% (h)    (1.82%) (h)        2.75% (h)      (2.35%) (h)       193.02%
  April 30, 2003
  (Unaudited)

CLASS D SHARES
Year Ended . . . . . .         5.11%  $      9,022        0.93%        (0.30%)            1.57%          (0.94%)        46.33%
  October 31, 1998 (d)
Year Ended . . . . . .        13.31%  $      9,865        1.00%        (0.09%)            1.53%          (0.62%)        36.58%
  October 31, 1999
Year Ended . . . . . .        56.61%  $     36,090        1.10%        (0.55%)            1.30%          (0.75%)       330.32%
  October 31, 2000 (e)
Year Ended . . . . . .      (57.00%)  $     15,079        1.30%        (0.69%)            2.51%          (1.90%)       698.74%
  October 31, 2001
Year Ended . . . . . .      (22.03%)  $     10,192        1.27%        (0.97%)            1.90%          (1.60%)       432.60%
  October 31, 2002
Six Months Ended . . .     3.37% (g)  $      9,730    1.22% (h)    (0.82%) (h)        1.73% (h)      (1.34%) (h)       193.02%
  April 30, 2003
  (Unaudited)
------------------------------------------------------------------------------------------------------------------------------

(a)  Excludes  sales  charge.
(b) During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(c) Portfolio turnover is calculated on the basis of the Fund as whole without distinguishing among the classes of shares.
(d) Shares first offered to the public on May 11, 1998. Upon a Trust Reorganization on May 11, 1998, the existing shares of the fund were renamed Class D Shares.
(e) Net investment income (loss) is based on average shares outstanding during the period.
(f) For the period from March 1, 2001 (commencement of operations) through October 31, 2001.
(g)  Not  annualized.
(h)  Annualized.

--------------------------------------------------------------------------------

GARTMORE  VALUE  OPPORTUNITIES  FUND

                                                INVESTMENT  ACTIVITIES              DISTRIBUTIONS
-----------------------------------------------------------------------------------------------------------------------------
                                                                NET
                                                              REALIZED
                        NET                                     AND
                       ASSET                                 UNREALIZED      TOTAL
                       VALUE,         NET                      GAINS         FROM          NET         NET
                     BEGINNING    INVESTMENT    REDEMPTION  (LOSSES) ON   INVESTMENT   INVESTMENT   REALIZED       TOTAL
                     OF PERIOD   INCOME (LOSS)     FEES     INVESTMENTS   ACTIVITIES     INCOME       GAINS    DISTRIBUTIONS
-----------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES
Period Ended. . . .  $    10.00          0.06            -         2.38         2.44        (0.07)         -           (0.07)
  October 31,
  2000 (d)
Year Ended. . . . .  $    12.37          0.10            -        (0.20)       (0.10)       (0.10)         -           (0.10)
  October 31,
  2001
Year Ended. . . . .  $    12.17          0.05         0.01        (0.98)       (0.92)       (0.05)     (0.15)          (0.20)
  October 31,
  2002
Six Months Ended
  April 30, 2003
  (Unaudited) . . .  $    11.05          0.04            -         0.47         0.51        (0.03)         -           (0.03)

CLASS B SHARES
Period Ended. . . .  $    10.00          0.01            -         2.37         2.38        (0.02)         -           (0.02)
  October 31,
  2000 (d)
Year Ended. . . . .  $    12.36          0.02            -        (0.20)       (0.18)       (0.02)         -           (0.02)
  October 31,
  2001
Year Ended. . . . .  $    12.16         (0.03)        0.01        (0.98)       (1.00)       (0.01)     (0.15)          (0.16)
  October 31,
  2002
Six Months Ended
  April 30, 2003
  (Unaudited) . . .  $    11.00         (0.01)           -         0.48         0.47            -          -               -

CLASS C SHARES
Period Ended. . . .  $    13.08          0.01            -        (0.93)       (0.92)       (0.03)         -           (0.03)
  October 31,
  2001 (e)
Year Ended. . . . .  $    12.13         (0.03)        0.01        (0.97)       (0.99)       (0.01)     (0.15)          (0.16)
  October 31,]
  2002
Six Months Ended
  April 30, 2003
  (Unaudited) . . .  $    10.98         (0.01)           -         0.48         0.47            -          -               -

INSTITUTIONAL
SERVICE CLASS
SHARES
Period Ended. . . .  $    10.00          0.07            -         2.40         2.47        (0.05)         -           (0.05)
  October 31,
  2000 (d)
Year Ended. . . . .  $    12.42          0.13            -        (0.19)       (0.06)       (0.12)         -           (0.12)
  October 31,
  2001
Year Ended. . . . .  $    12.24          0.07         0.01        (0.98)       (0.90)       (0.07)     (0.15)          (0.22)
  October 31,
  2002
Six Months Ended
  April 30,  2003
  (Unaudited) . . .  $    11.12          0.04            -         0.48         0.52        (0.03)         -           (0.03)
-----------------------------------------------------------------------------------------------------------------------------

                                                                    RATIOS  /  SUPPLEMENTAL  DATA
---------------------------------------------------------------------------------------------------------------------------------
                                                          RATIO        RATIO           RATIO          RATIO OF NET
                                                           OF         OF NET             OF            INVESTMENT
                       NET                     NET      EXPENSES    INVESTMENT        EXPENSES       INCOME (LOSS)
                      ASSET                  ASSETS        TO      INCOME (LOSS)  (PRIOR TO REIM-   (PRIOR TO REIM-
                     VALUE,                 AT END OF    AVERAGE    TO AVERAGE      BURSEMENTS)       BURSEMENTS)
                     END OF      TOTAL       PERIOD        NET          NET          TO AVERAGE        TO AVERAGE      PORTFOLIO
                     PERIOD   RETURN (A)     (000S)      ASSETS       ASSETS       NET ASSETS (B)    NET ASSETS (B)   TURNOVER (C)
---------------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES
Period Ended. . . .  $ 12.37   24.38% (f)  $     2,460  1.35% (g)      0.62% (g)         6.59% (g)       (4.62%) (g)       119.39%
  October 31,
  2000 (d)
Year Ended. . . . .  $ 12.17      (0.87%)  $    10,789      1.35%          0.69%             2.07%           (0.03%)       139.75%
  October 31,
  2001
Year Ended. . . . .  $ 11.05      (7.75%)  $     9,766      1.31%          0.39%             1.48%             0.22%       108.62%
  October 31,
  2002
Six Months Ended
  April 30, 2003
  (Unaudited) . . .  $ 11.53    4.59% (f)  $     9,631  1.29% (g)      0.49% (g)         1.43% (g)         0.35% (g)        39.93%

CLASS B SHARES
Period Ended. . . .  $ 12.36   23.79% (f)  $       751  1.95% (g)      0.10% (g)         7.70% (g)       (5.65%) (g)       119.39%
  October 31,
  2000 (d)
Year Ended. . . . .  $ 12.16      (1.45%)  $     2,708      1.95%          0.09%             3.06%           (1.02%)       139.75%
  October 31,
  2001
Year Ended. . . . .  $ 11.00      (8.39%)  $     2,362      1.98%        (0.28%)             2.22%           (0.52%)       108.62%
  October 31,
  2002
Six Months Ended
  April 30,2003
  (Unaudited) . . .  $ 11.47    4.29% (f)  $     2,333  2.00% (g)    (0.21%) (g)         2.14% (g)       (0.36%) (g)        39.93%

CLASS C SHARES
Period Ended. . . .  $ 12.13  (7.08%) (f)  $       108  1.95% (g)    (0.01%) (g)         3.29% (g)       (1.35%) (g)       139.75%
   October 31,
  2001 (e)
Year Ended. . . . .  $ 10.98      (8.31%)  $       133      1.99%        (0.30%)             2.23%           (0.54%)       108.62%
  October 31,
  2002
Six Months Ended
  April 30, 2003
  (Unaudited) . . .  $ 11.45    4.30% (f)  $       128  2.00% (g)    (0.21%) (g)         2.14% (g)       (0.35%) (g)        39.93%

INSTITUTIONAL
SERVICE CLASS
SHARES
Period Ended. . . .  $ 12.42   24.72% (f)  $     4,441  1.00% (g)      0.98% (g)         5.99% (g)       (4.01%) (g)       119.39%
  October 31,
  2000 (d)
Year Ended. . . . .  $ 12.24      (0.49%)  $    10,130      1.00%          1.07%             1.81%             1.26%       139.75%
  October 31,
  2001
Year Ended. . . . .  $ 11.12      (7.56%)  $    11,022      1.16%          0.52%             1.40%             0.28%       108.62%
  October 31, 2002
Six Months Ended
  April 30, 2003
  (Unaudited) . . .  $ 11.61    4.69% (f)  $    12,740  1.21% (g)      0.57% (g)         1.35% (g)         0.43% (g)        39.93%
---------------------------------------------------------------------------------------------------------------------------------

(a)  Excludes  sales  charge.
(b) During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(c) Portfolio turnover is calculated on the basis of the Fund as whole without distinguishing among the classes of shares.
(d) For the period from December 29, 1999 (commencement of operations) through October 31, 2000.
(e) For the period from March 1, 2001 (commencement of operations) through October 31, 2001.
(f)  Not  annualized.
(g)  Annualized

--------------------------------------------------------------------------------

GARTMORE  MICRO  CAP  EQUITY  FUND


                                                   INVESTMENT  ACTIVITIES
--------------------------------------------------------------------------------------------------------------------------
                                                             NET
                                                        REALIZED AND
                               NET                       UNREALIZED       TOTAL     NET ASSET                  NET ASSETS
                          ASSET VALUE,        NET           GAINS         FROM        VALUE,                   AT END OF
                            BEGINNING     INVESTMENT     (LOSSES) ON   INVESTMENT     END OF       TOTAL         PERIOD
                            OF PERIOD    INCOME (LOSS)   INVESTMENTS   ACTIVITIES     PERIOD     RETURN (A)      (000S)
--------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES
Period Ended . . . . . .  $       10.00         (0.04)         (1.32)       (1.36)  $     8.64  (13.60%) (f)  $        310
  October 31, 2002 (d) (e)
Six Months Ended . . . .  $        8.64         (0.08)          1.72         1.64   $    10.28    18.98% (f)  $        433
  April 30, 2003
  (Unaudited)

CLASS B SHARES
Period Ended . . . . . .  $       10.00         (0.06)         (1.33)       (1.39)  $     8.61  (13.90%) (f)  $         43
  October 31, 2002 (d)
Six Months Ended . . . .  $        8.61         (0.08)          1.69         1.61   $    10.22    18.70% (f)  $         63
  April 30, 2003
  (Unaudited)

CLASS C SHARES
Period Ended . . . . . .  $       10.00         (0.06)         (1.33)       (1.39)  $     8.61  (13.90%) (f)  $         43
  October 31, 2002 (d)
Six Months Ended . . . .  $        8.61         (0.10)          1.71         1.61   $    10.22    18.70% (f)  $         51
  April 30, 2003
  (Unaudited)

INSTITUTIONAL SERVICE
CLASS SHARES
Period Ended . . . . . .  $       10.00         (0.03)         (1.33)       (1.36)  $     8.64  (13.60%) (f)  $         43
  October 31, 2002 (d)
Six Months Ended . . . .  $        8.64         (0.06)          1.72         1.66   $    10.30    19.21% (f)  $         52
  April 30, 2003
  (Unaudited)

INSTITUTIONAL CLASS
SHARES
Period Ended . . . . . .  $       10.00         (0.03)         (1.33)       (1.36)  $     8.64  (13.60%) (f)  $      1,556
  October 31, 2002 (d)
Six Months Ended . . . .  $        8.64         (0.06)          1.72         1.66   $    10.30    19.21% (f)  $      1,854
  April 30, 2003
  (Unaudited)
--------------------------------------------------------------------------------------------------------------------------

                                            RATIOS  /  SUPPLEMENTAL  DATA
------------------------------------------------------------------------------------------------------
                                                                         RATIO OF NET
                                       RATIO OF NET      RATIO OF         INVESTMENT
                           RATIO OF     INVESTMENT       EXPENSES           INCOME
                           EXPENSES    INCOME (LOSS)     (PRIOR TO     (LOSS) (PRIOR TO
                          TO AVERAGE    TO AVERAGE    REIMBURSEMENTS)   REIMBURSEMENTS)
                              NET           NET         TO AVERAGE        TO AVERAGE       PORTFOLIO
                            ASSETS        ASSETS      NET ASSETS (B)    NET ASSETS (B)    TURNOVER (C)
------------------------------------------------------------------------------------------------------
CLASS A SHARES
Period Ended . . . . . .    1.80% (g)    (1.32%) (g)        8.73% (g)        (8.25%) (g)        56.08%
  October 31, 2002 (d) (e)
Six Months Ended . . . .    1.80% (g)    (1.53%) (g)        3.09% (g)        (2.82%) (g)       102.97%
  April 30, 2003
  (Unaudited)

CLASS B SHARES
Period Ended . . . . . .    2.55% (g)    (2.04%) (g)        8.46% (g)        (7.95%) (g)        56.08%
  October 31, 2002 (d)
Six Months Ended . . . .    2.55% (g)    (2.27%) (g)        3.84% (g)        (3.56%) (g)       102.97%
  April 30, 2003
  (Unaudited)

CLASS C SHARES
Period Ended . . . . . .    2.55% (g)    (2.04%) (g)        8.46% (g)        (7.95%) (g)        56.08%
  October 31, 2002 (d)
Six Months Ended . . . .    2.55% (g)    (2.27%) (g)        3.84% (g)        (3.57%) (g)       102.97%
  April 30, 2003
  (Unaudited)

INSTITUTIONAL SERVICE
CLASS SHARES
Period Ended . . . . . .    1.55% (g)    (1.04%) (g)        7.45% (g)        (6.94%) (g)        56.08%
  October 31, 2002 (d)
Six Months Ended . . . .    1.55% (g)    (1.27%) (g)        2.83% (g)        (2.56%) (g)       102.97%
  April 30, 2003
  (Unaudited)

INSTITUTIONAL CLASS
SHARES
Period Ended . . . . . .    1.55% (g)    (1.04%) (g)        7.46% (g)        (6.95%) (g)        56.08%
  October 31, 2002 (d)
Six Months Ended . . . .    1.55% (g)    (1.27%) (g)        2.84% (g)        (2.56%) (g)       102.97%
  April 30, 2003
  (Unaudited)
------------------------------------------------------------------------------------------------------

(a)  Excludes  sales  charge.
(b) During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(c) Portfolio turnover is calculated on the basis of the Fund as whole without distinguishing among the classes of shares.
(d) For the period from June 27, 2002 (commencement of operations) through October 31, 2002.
(e) Net investment income (loss) is based on average shares outstanding during the period.
(f)  Not  annualized
(g)  Annualized.

--------------------------------------------------------------------------------

                  INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH
                      THE PROSPECTUS FOR FUTURE REFERENCE.



--------------------------------------------------------------------------------
                              GARTMORE MUTUAL FUNDS

                         Nationwide  S&P 500 Index Fund
                      Nationwide  Mid Cap Market Index Fund
                        Nationwide  Small Cap Index Fund
                      Nationwide  International Index Fund
                           Nationwide  Bond Index Fund

                  Prospectus Supplement dated December 30, 2003
                        to Prospectus dated March 1, 2003

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.

Beginning December 30, 2003, each of the Funds will also offer Class R shares. Class R shares will generally only be available to certain retirement plans. Please see a further description of who is eligible to purchase R class shares below. The following information supplements the Prospectus:

1. The following information is added to the performance tables for each of the Funds in the Fund Summaries. It is added on page 4 for the Nationwide S&P 500 Index Fund, on page 8 for the Nationwide Mid Cap Market Index Fund, on page 12 for the Nationwide Small Cap Index Fund, on page 15 for the Nationwide International Index Fund, and on page 19 for the Nationwide Bond Index Fund.

                                                                      SINCE
AVERAGE ANNUAL RETURNS - AS OF 12/31/021                              1 YEAR   INCEPTION
----------------------------------------------------------------------------------------
Nationwide S&P 500 Index Fund Class R shares2 - Before Taxes. . . .  -23.17%      -5.24%
Nationwide Mid Cap Market Index Fund Class R shares3 - Before Taxes  -15.78%      -0.75%
Nationwide Small Cap Index Fund Class R shares3 - Before Taxes. . .  -21.39%       2.54%
Nationwide International Index Fund Class R shares4- Before Taxes .  -18.35%     -18.64%
Nationwide Bond Index Fund Class R shares3 - Before Taxes . . . . .    8.69%       7.77%

1 These returns reflect performance after sales charges, if any, and expenses are deducted.
2 These returns through December 31, 2002 are based on the performance of the Fund's Class B shares (which in turn are based on certain prior performance of Local Fund shares), which was achieved prior to the creation of the Class R shares. The returns have been adjusted for the fact that Class R shares do not have any applicable sales charges but have not been adjusted for the lower expenses applicable to Class R shares. Excluding the effect of any fee waivers or reimbursements, the prior performance is similar to what Class R shares would have produced because the Class R shares will invest in the same portfolio of securities as Class B shares.
3 These returns through December 31, 2002 are based on the performance of the Fund's Class B shares (which in turn are based on certain prior performance of Class A shares), which was achieved prior to the creation of the Class R shares. The returns have been adjusted for the fact that Class R shares do not have any applicable sales charges but have not been adjusted for the lower expenses applicable to Class R shares. Excluding the effect of any fee waivers or reimbursements, the prior performance is similar to what Class R shares would have produced because the Class R shares will invest in the same portfolio of securities as Class B shares.
4 These returns through December 31, 2002 are based on the performance of the Fund's Class B shares, which was achieved prior to the creation of the Class R shares. The returns have been adjusted for the fact that Class R shares do not have any applicable sales charges but have not been adjusted for the lower expenses applicable to Class R shares. Excluding the effect of any fee waivers or reimbursements, the prior performance is substantially similar to what Class R shares would have produced because the Class R shares will invest in the same portfolio of securities as Class B shares.

--------------------------------------------------------------------------------

2. The following information is added to the fee tables for the Funds in the Fund Summaries. It is added on page 5 for the Nationwide S&P 500 Index Fund, on page 8 for the Nationwide Mid Cap Market Index Fund, on page 12 for the
Nationwide Small Cap Index Fund, on page 16 for the Nationwide International Index Fund, and on pages 19-20 for the Nationwide Bond Index Fund.

FEES  AND  EXPENSES  -  CLASS  R  SHARES

This table describes the fees and expenses that you may pay if you buy and hold Class R shares of each Fund.

                                NATIONWIDE    NATIONWIDE    NATIONWIDE     NATIONWIDE    NATIONWIDE
SHAREHOLDER FEES1                 S&P 500       MID CAP      SMALL CAP   INTERNATIONAL      BOND
FEES PAID DIRECTLY FROM            INDEX     MARKET INDEX      INDEX         INDEX          INDEX
YOUR INVESTMENT)                   FUND          FUND          FUND           FUND          FUND
----------------------------------------------------------------------------------------------------
Maximum Sales Charge
(Load) Imposed on
Purchases (as a percentage
of offering price) . . . . . .  None         None           None         None            None
----------------------------------------------------------------------------------------------------
Maximum Deferred Sales
Charge (Load) (as a
percentage of offering or
sale price, whichever is less)  None         None           None         None            None
----------------------------------------------------------------------------------------------------

                                NATIONWIDE   NATIONWIDE     NATIONWIDE   NATIONWIDE      NATIONWIDE
ANNUAL FUND OPERATING. . . . .  S&P 500      MID CAP        SMALL CAP    INTERNATIONAL   BOND
EXPENSE (EXPENSES THAT ARE . .  INDEX        MARKET INDEX   INDEX        INDEX           INDEX
DEDUCTED FROM FUND ASSETS) . .  FUND         FUND           FUND         FUND            FUND
----------------------------------------------------------------------------------------------------
Management Fees. . . . . . . .        0.13%          0.22%        0.20%           0.27%        0.22%
----------------------------------------------------------------------------------------------------
Distribution and/or
----------------------------------------------------------------------------------------------------
Service (12b-1) Fees2. . . . .        0.40%          0.40%        0.40%           0.40%        0.40%
----------------------------------------------------------------------------------------------------
Other Expenses3. . . . . . . .        0.40%          0.42%        0.56%           0.50%        0.43%
----------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND
OPERATING EXPENSES . . . . . .        0.93%          1.04%        1.16%           1.17%        1.05%
----------------------------------------------------------------------------------------------------
Amount of Fee Waivers/
Expense Reimbursements . . . .        0.10%          0.13%        0.27%           0.21%        0.14%
----------------------------------------------------------------------------------------------------
TOTAL ANNUAL
FUND OPERATING EXPENSES
(AFTER WAIVERS/
REIMBURSEMENTS) 4. . . . . . .        0.83%          0.91%        0.89%           0.96%        0.91%
----------------------------------------------------------------------------------------------------

1 If you buy and sell shares through a broker or other financial intermediary, they may also charge you a separate transaction fee.
2 "Distribution and/or Service (12b-1) Fees" are based on estimates for the new Class R shares during the current fiscal year. These fees could increase to 0.50% of a Fund's average daily net assets.
3 "Other Expenses" have been restated to reflect revised fees under the Funds' fund administration, transfer agency and custody agreements and other fee changes implemented for the fiscal year ended October 31, 2003.
4 GMF and the Trust have entered into a written contract limiting operating expenses (excluding certain expenses including, but not limited to, any taxes, interest, brokerage fees, extraordinary expenses, Rule 12b-1 fees, short sale dividend expenses, and administrative services fees) to 0.23% for the Class R shares of the Nationwide S&P 500 Index Fund, to 0.31% for the Class R shares of the Nationwide Mid Cap Market Index Fund, to 0.29% for the Class R shares of the Nationwide Small Cap Index Fund, to 0.36% for the Class R shares of the Nationwide International Index Fund and to 0.31% for the Class R shares of the Nationwide Bond Index Fund at least through February 28, 2005. If the maximum amount of the Rule 12b-1 fees and administrative services fees were charged, "Total Annual Fund Operating Expenses" could increase to 0.98% for the Class R shares of the Nationwide S&P 500 Index Fund, to 1.06% for the Class R shares of the Nationwide Mid Cap Market Index Fund, to 1.04% for the Class R shares of the Nationwide Small Cap Index Fund, to 1.11% for the Class R shares of the Nationwide International Index Fund and to 1.06% for the Class R shares of the Nationwide Bond Index Fund before GMF would be required to limit the Fund's expenses. The Trust is authorized to reimburse GMF for management fees previously waived and/or for the cost of Other Expenses paid by GMF provided that any such reimbursement will not cause the Fund to exceed the expense limitations in the agreement. The Trust's ability to reimburse GMF in this manner only applies to fees paid or reimbursements made by GMF at some time within the first five years from the time this Fund commenced operations.

--------------------------------------------------------------------------------

3. The following information is added to the "EXAMPLE" for the Funds in the Fund Summaries. It is added on page 6 for the Nationwide S&P 500 Index Fund, on page 9 for the Nationwide Mid Cap Market Index Fund, on page 13 for the Nationwide Small Cap Index Fund, on page 16 for the Nationwide
     International  Index  Fund,  and  on  page 20 for the Nationwide Bond Index
     Fund.

EXAMPLE

This example shows what you could pay in expenses over time. You can also use this example to compare the cost of the Funds with other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year, no changes in expenses, and the expense limitations described above for one year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                      1 YEAR   3 YEARS   5 YEARS   10 YEARS
----------------------------------------------------------------------------
Nationwide S&P 500 Index Fund
Class R Shares . . . . . . . . . . .  $    85  $    286  $    505  $   1,134
----------------------------------------------------------------------------
Nationwide Mid Cap Market Index Fund
Class R Shares . . . . . . . . . . .  $    93  $    318  $    561  $   1,259
----------------------------------------------------------------------------
Nationwide Small Cap Index Fund
Class R Shares . . . . . . . . . . .  $    91  $    342  $    612  $   1,385
----------------------------------------------------------------------------
Nationwide International Index Fund
Class R Shares . . . . . . . . . . .  $    98  $    351  $    623  $   1,402
----------------------------------------------------------------------------
Nationwide Bond Index Fund
Class R Shares . . . . . . . . . . .  $    93  $    320  $    566  $   1,270
----------------------------------------------------------------------------

4. The following new information with respect to Class R shares is included in the "BUYING, SELLING AND EXCHANGING FUND SHARES" section on pages 28 - 36 of the Prospectus:

Class R shares generally are available only to 401(k) plans, 457 plans, employer sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans, non-qualified deferred compensation plans and other retirement accounts (collectively, "retirement plans") whereby the plan or the plan's financial service firm has an agreement with the Gartmore Distribution Services, Inc. to utilize Class R shares in certain investment products or programs. Class R shares are generally available to small and mid sized retirement plans having at least $1 million in assets. In addition, Class R shares also are generally available only to retirement plans where Class R shares are held on the books of the Funds through omnibus accounts (either at the plan level or at the level of the plan service provider) and where the plans are introduced by an intermediary, such as a broker, third party administrator, registered investment adviser or other plan service provider. Class R shares are not available to retail or institutional non-retirement accounts, traditional and Roth IRAs, Coverdell Education Savings Accounts, SEPs, SAR-SEPs, SIMPLE IRAs, or individual 403(b) plans, or through 529 Plan accounts.

--------------------------------------------------------------------------------

Class R shares pay distribution and/or servicing fees under a Distribution Plan. These fees are either paid by the Distributor to intermediaries for distribution and shareholder services or retained by the Distributor. In addition, intermediaries may receive administrative service fees. These fees are paid to such entities when they provide recordkeeping and/or other administrative support services to the retirement plans and their participants.

Retirement plan participants should contact their retirement plan administrator for information regarding buying or selling Class R shares. Retirement plans or their administrators wishing to purchase or sell Class R shares should contact Customer Service at 1-800-848-0920 for more information. Because Class R shares of the Funds are held within retirement plans, exchange privileges with other Class R shares of the Gartmore Funds may not be available unless the Class R shares of the other Gartmore Funds are also available within a plan.

A retirement plan's intermediaries can help determine which class is appropriate for that retirement plan. If a retirement plan qualifies to purchase Class A, Institutional Service Class or Institutional Class shares of the Fund, one of these other classes may be more appropriate than Class R shares. Specifically if a retirement plan eligible to purchase Class R shares is otherwise qualified to purchase Class A shares at net asset value or at a reduced sales charge or to purchase Institutional Service Class or Institutional Class shares, one of these classes may be selected where the retirement plan does not require the distribution and administrative support services typically required by Class R share investors and/or the retirement plan's intermediaries have elected to forgo the level of compensation that Class R shares provide. Plan fiduciaries should consider their obligations under ERISA in determining which class is an appropriate investment for a retirement plan. A retirement plan's intermediaries may receive different compensation depending upon which class is chosen.

5. The "DISTRIBUTION PLAN" section on page 34 of the Prospectus is deleted and replaced with the following:

DISTRIBUTION  PLAN

In addition to the sales charges which you may pay for Class A, Class B and Class C shares, the Trust has adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940, which permits Class A, Class B, Class C, and Class R shares of the Funds to compensate the Distributor for expenses associated with distributing and selling such shares and providing shareholder services.

--------------------------------------------------------------------------------

DISTRIBUTION  AND  SERVICE  FEES

Under the Distribution Plan, Class A, Class B, Class C and Class R shares of the Funds pay the Distributor compensation which is accrued daily and paid monthly. Each Fund shall pay amounts not exceeding an annual amount of:

CLASS                         AS A % OF DAILY NET ASSETS
-----------------------------------------------------------------
Class A shares . . .  0.25% (distribution or service fee)
-----------------------------------------------------------------
Class B shares . . .  1.00% (0.25% service fee)
-----------------------------------------------------------------
Class C shares . . .  1.00% (0.25% service fee)
-----------------------------------------------------------------
Class R shares . . .  0.50% (0.25% of which may be a service fee)
-----------------------------------------------------------------
Service Class shares  0.15% (distribution or service fee)
-----------------------------------------------------------------
Local Fund shares. .  0.07% (service fee)
-----------------------------------------------------------------

Institutional  Class  and  Institutional Service Class shares pay no 12b-1 fees.

Because these fees are paid out of the Funds' assets on an ongoing basis, these fees will increase the cost of your investment over time and may cost you more than paying other types of sales charges.

6. The following new section will be added to page 37 of the Prospectus under DISTRIBUTION AND TAXES: TAX STATUS FOR RETIREMENT PLANS AND OTHER TAX-DEFERRED ACCOUNTS

When you use a Fund as an investment option under a qualified employee benefit plan or retirement plan or through some other tax-deferred account, dividend and capital gain distributions from the Fund generally are not currently subject to federal income taxes. In general, the entities eligible to purchase the Class R shares of a Fund are governed by complex tax rules. You should ask your own tax advisor or plan administrator for more information about your own tax situation, including possible state or local taxes.

7. The tables in the "FINANCIAL HIGHLIGHTS" section beginning on page 38 of the Prospectus are replaced in their entirety by the following tables, which include the unaudited information for each of the classes of the Funds (except Class R shares which had not yet commenced operations) for the period ended April 30, 2003:

FINANCIAL  HIGHLIGHTS

NATIONWIDE  S&P  500  INDEX  FUND

                                           INVESTMENT  ACTIVITIES                    DISTRIBUTIONS
-------------------------------------------------------------------------------------------------------------------------
                                                   NET
                                                 REALIZED
                         NET                       AND                                                              NET
                        ASSET         NET       UNREALIZED      TOTAL                                              ASSET
                        VALUE,    INVESTMENT      GAINS         FROM          NET         NET                     VALUE,
                      BEGINNING     INCOME     (LOSSES) ON   INVESTMENT   INVESTMENT   REALIZED       TOTAL       END OF
                      OF PERIOD     (LOSS)     INVESTMENTS   ACTIVITIES     INCOME       GAINS    DISTRIBUTIONS   PERIOD
-------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES
Period Ended . . . .  $    12.73        0.05         (0.24)       (0.19)       (0.08)         -           (0.08)  $ 12.46
  October 31,
  2000 (d)
Year Ended . . . . .  $    12.46        0.06         (3.17)       (3.11)       (0.06)     (0.17)          (0.23)  $  9.12
  October 31,
  2001
Year Ended . . . . .  $     9.12        0.09         (1.50)       (1.41)       (0.09)         -           (0.09)  $  7.62
  October 31,
  2002
Six Months Ended
  April 30, 2003
  (Unaudited). . . .  $     7.62        0.05          0.27         0.32        (0.05)         -           (0.05)  $  7.89

CLASS B SHARES
Period Ended . . . .  $    12.73       (0.01)        (0.25)       (0.26)       (0.05)         -           (0.05)  $ 12.42
  October 31,
  2000 (d)
Year Ended . . . . .  $    12.42        0.01         (3.16)       (3.15)       (0.01)     (0.17)          (0.18)  $  9.09
  October 31,
 2001
Year Ended . . . . .  $     9.09        0.03         (1.50)       (1.47)       (0.03)         -           (0.03)  $  7.59
  October 31,
  2002
Six Months Ended
  April 30, 2003
  (Unaudited). . . .  $     7.59        0.02          0.26         0.28        (0.02)         -           (0.02)  $  7.85

INSTITUTIONAL CLASS
SHARES
Period Ended . . . .  $    12.73        0.09         (0.25)       (0.16)       (0.08)         -           (0.08)  $ 12.49
  October 31,
  2000 (d)
Year Ended . . . . .  $    12.49        0.11         (3.17)       (3.06)       (0.11)     (0.17)          (0.28)  $  9.15
  October 31,
  2001
Year Ended . . . . .  $     9.15        0.11         (1.51)       (1.40)       (0.11)         -           (0.11)  $  7.64
  October 31,
  2002
Six Months Ended
  April 30, 2003
  (Unaudited). . . .  $     7.64        0.06          0.27         0.33        (0.06)         -           (0.06)  $  7.91
-------------------------------------------------------------------------------------------------------------------------

                                                           RATIOS  /  SUPPLEMENTAL  DATA
---------------------------------------------------------------------------------------------------------------------------
                                                                RATIO           RATIO         RATIO OF NET
                                                  RATIO        OF NET            OF            INVESTMENT
                                      NET          OF        INVESTMENT       EXPENSES           INCOME
                                    ASSETS      EXPENSES    INCOME (LOSS)     (PRIOR TO     (LOSS) (PRIOR TO
                                   AT END OF   TO AVERAGE    TO AVERAGE    REIMBURSEMENTS)   REIMBURSEMENTS)
                        TOTAL       PERIOD         NET           NET         TO AVERAGE        TO AVERAGE       PORTFOLIO
                      RETURN (A)    (000S)       ASSETS        ASSETS      NET ASSETS (B)    NET ASSETS (B)    TURNOVER (C)
---------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES
Period Ended . . . .   5.71% (e)  $     2,214    0.63% (f)      0.47% (f)        0.88% (f)          0.22% (f)         9.72%
  October 31,
  2000 (d)
Year Ended . . . . .    (25.24%)  $     3,237        0.63%          0.70%            1.03%              0.30%         1.85%
  October 31,
  2001
Year Ended . . . . .    (15.62%)  $     3,942        0.52%          1.06%            0.61%              0.97%         3.06%
  October 31,
  2002
Six Months Ended
  April 30, 2003
  (Unaudited). . . .   4.23% (e)  $     4,515    0.48% (f)      1.34% (f)        0.58% (f)          1.25% (f)         0.55%

CLASS B SHARES
Period Ended . . . .   5.17% (e)  $       987    1.23% (f)    (0.12%) (f)        2.05% (f)        (0.94%) (f)         9.72%
  October 31,
  2000 (d)
Year Ended . . . . .    (25.65%)  $     1,879        1.23%          0.11%            2.21%            (0.87%)         1.85%
  October 31,
  2001
Year Ended . . . . .    (16.24%)  $     2,423        1.23%          0.35%            1.39%              0.19%         3.06%
  October 31,
  2002
Six Months Ended
  April 30, 2003
  (Unaudited). . . .   3.73% (e)  $     2,745    1.23% (f)      0.59% (f)        1.32% (f)          0.50% (f)         0.55%

INSTITUTIONAL CLASS
SHARES
Period Ended . . . .   6.01% (e)  $    92,190    0.23% (f)      0.83% (f)        0.30% (f)          0.76% (f)         9.72%
  October 31,
  2000 (d)
Year Ended . . . . .    (24.84%)  $   107,955        0.23%          1.10%            0.29%              1.04%         1.85%
  October 31,
  2001
Year Ended . . . . .    (15.44%)  $   235,333        0.23%          1.37%            0.33%              1.27%         3.06%
  October 31,
  2002
Six Months Ended
  April 30, 2003
  (Unaudited). . . .   4.35% (e)  $   373,358    0.23% (f)      1.58% (f)        0.32% (f)          1.49% (f)         0.55%
---------------------------------------------------------------------------------------------------------------------------

(a)  Excludes  sales  charge.
(b) During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(d) For period from December 29, 1999 (commencement of operations) through October 31, 2000.
(e)  Not  annualized.
(f)  Annualized.

--------------------------------------------------------------------------------

NATIONWIDE  S&P  500  INDEX  FUND  (continued)

                                             INVESTMENT  ACTIVITIES                  DISTRIBUTIONS
---------------------------------------------------------------------------------------------------------------------------
                                                     NET
                                                   REALIZED
                           NET                       AND                                                              NET
                          ASSET         NET       UNREALIZED      TOTAL                                              ASSET
                          VALUE,    INVESTMENT      GAINS         FROM          NET         NET                     VALUE,
                        BEGINNING     INCOME     (LOSSES) ON   INVESTMENT   INVESTMENT   REALIZED       TOTAL       END OF
                        OF PERIOD     (LOSS)     INVESTMENTS   ACTIVITIES     INCOME       GAINS    DISTRIBUTIONS   PERIOD
---------------------------------------------------------------------------------------------------------------------------
SERVICE CLASS SHARES
Period Ended . . . . .  $     9.66         0.09         2.25         2.34        (0.09)         -           (0.09)  $ 11.91
  October 31, 1999 (d)
Year Ended . . . . . .  $    11.91         0.07         0.56         0.63        (0.07)     (0.02)          (0.09)  $ 12.45
  October 31, 2000
Year Ended . . . . . .  $    12.45         0.07        (3.17)       (3.10)       (0.07)     (0.17)          (0.24)  $  9.11
  October 31, 2001
Year Ended . . . . . .  $     9.11         0.08        (1.50)       (1.42)       (0.08)         -           (0.08)  $  7.61
  October 31, 2002
Six Months Ended
  April 30, 2003
  (Unaudited). . . . .  $     7.61         0.04         0.27         0.31        (0.04)         -           (0.04)  $  7.88

INSTITUTIONAL SERVICE
CLASS SHARES
Period Ended . . . . .  $     9.66         0.10         2.27         2.37        (0.09)         -           (0.09)  $ 11.94
  October 31, 1999 (d)
Year Ended . . . . . .  $    11.94         0.08         0.56         0.64        (0.08)     (0.02)          (0.10)  $ 12.48
  October 31, 2000
Year Ended . . . . . .  $    12.48         0.08        (3.17)       (3.09)       (0.08)     (0.17)          (0.25)  $  9.14
  October 31, 2001
Year Ended . . . . . .  $     9.14         0.09        (1.50)       (1.41)       (0.09)         -           (0.09)  $  7.64
  October 31, 2002
Six Months Ended
  April 30, 2003
  (Unaudited). . . . .  $     7.64         0.05         0.27         0.32        (0.05)         -           (0.05)  $  7.91

LOCAL FUND SHARES
Period Ended . . . . .  $    10.00         0.04        (0.35)       (0.31)       (0.03)         -           (0.03)  $  9.66
  October 31, 1998 (e)
Year Ended . . . . . .  $     9.66         0.12         2.27         2.39        (0.10)         -           (0.10)  $ 11.95
  October 31, 1999
Year Ended . . . . . .  $    11.95         0.11         0.54         0.65        (0.10)     (0.02)          (0.12)  $ 12.48
  October 31, 2000
Year Ended . . . . . .  $    12.48         0.07        (3.14)       (3.07)       (0.07)     (0.17)          (0.24)  $  9.17
  October 31, 2001
Year Ended . . . . . .  $     9.17         0.11        (1.52)       (1.41)       (0.10)         -           (0.10)  $  7.66
  October 31, 2002
Six Months Ended
  April 30, 2003
  (Unaudited). . . . .  $     7.66         0.06         0.27         0.33        (0.06)         -           (0.06)  $  7.93
---------------------------------------------------------------------------------------------------------------------------

                                                             RATIOS  /  SUPPLEMENTAL  DATA
--------------------------------------------------------------------------------------------------------------------------
                                                                 RATIO           RATIO        RATIO OF NET
                                        NET        RATIO        OF NET            OF           INVESTMENT
                                      ASSETS        OF        INVESTMENT       EXPENSES       INCOME (LOSS)
                                      AT END     EXPENSES    INCOME (LOSS)     (PRIOR TO        (PRIOR TO
                                        OF      TO AVERAGE    TO AVERAGE    REIMBURSEMENTS)  REIMBURSEMENTS)
                           TOTAL      PERIOD        NET           NET         TO AVERAGE       TO AVERAGE      PORTFOLIO
                        RETURN (A)    (000S)      ASSETS        ASSETS      NET ASSETS (B)   NET ASSETS (B)   TURNOVER (C)
--------------------------------------------------------------------------------------------------------------------------
SERVICE CLASS SHARES
Period Ended . . . . .    24.27%(f)  $  72,049    0.63% (g)      0.69% (g)        0.83% (g)        0.49% (g)        55.07%
  October 31, 1999 (d)
Year Ended . . . . . .        5.25%  $ 189,443        0.63%          0.54%            0.70%            0.47%         9.72%
  October 31, 2000
Year Ended . . . . . .     (25.22%)  $ 233,943        0.63%          0.70%            0.69%            0.64%         1.85%
  October 31, 2001
Year Ended . . . . . .     (15.73%)  $ 266,515        0.63%          0.94%            0.72%            0.85%         3.06%
  October 31, 2002
Six Months Ended
  April 30, 2003
  (Unaudited). . . . .    4.16% (f)  $ 310,957    0.63% (g)      1.19% (g)        0.72% (g)        1.10% (g)         0.55%

INSTITUTIONAL SERVICE
CLASS SHARES
Period Ended . . . . .   24.64% (f)  $  17,389    0.48% (g)      0.87% (g)        0.67% (g)        0.68% (g)        55.07%
  October 31, 1999 (d)
Year Ended . . . . . .        5.37%  $  31,917        0.48%          0.69%            0.55%            0.62%         9.72%
  October 31, 2000
Year Ended . . . . . .     (25.04%)  $  35,097        0.48%          0.84%            0.54%            0.78%         1.85%
  October 31, 2001
Year Ended . . . . . .     (15.56%)  $  41,498        0.48%          1.09%            0.57%            1.00%         3.06%
  October 31, 2002
Six Months Ended
  April 30, 2003
  (Unaudited). . . . .    4.22% (f)  $  50,162    0.48% (g)      1.34% (g)        0.57% (g)        1.25% (g)         0.55%

LOCAL FUND SHARES
Period Ended . . . . .  (3.08%) (f)  $  22,325    0.35% (g)      1.55% (g)        0.64% (g)        1.26% (g)         3.07%
  October 31, 1998 (e)
Year Ended . . . . . .       24.85%  $  30,674        0.35%          1.05%            0.52%            0.88%        55.07%
  October 31, 1999
Year Ended . . . . . .        5.43%  $  10,555        0.35%          0.84%            0.38%            0.81%         9.72%
  October 31, 2000
Year Ended . . . . . .     (24.91%)  $      96        0.35%          0.94%            0.37%            0.92%         1.85%
  October 31, 2001
Year Ended . . . . . .     (15.47%)  $      81        0.31%          1.25%            0.39%            1.17%         3.06%
  October 31, 2002
Six Months Ended
  April 30, 2003
  (Unaudited). . . . .    4.30% (f)  $      84    0.30% (g)      1.53% (g)        0.39% (g)        1.44% (g)         0.55%
--------------------------------------------------------------------------------------------------------------------------

(a)  Excludes  sales  charge.
(b) During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(d) For the period from November 2, 1998 (commencement of operations) through October 31, 1999.
(e) For the period from July 24, 1998 (commencement of operations) through October 31, 1998.
(f)  Not  annualized.
(g)  Annualized.

--------------------------------------------------------------------------------

NATIONWIDE  MID  CAP  MARKET  INDEX  FUND


                                            INVESTMENT  ACTIVITIES                    DISTRIBUTIONS
---------------------------------------------------------------------------------------------------------------------------
                                                     NET
                                                   REALIZED
                           NET                       AND                                                              NET
                          ASSET         NET       UNREALIZED      TOTAL                                              ASSET
                          VALUE,    INVESTMENT      GAINS         FROM          NET         NET                     VALUE,
                        BEGINNING     INCOME     (LOSSES) ON   INVESTMENT   INVESTMENT   REALIZED       TOTAL       END OF
                        OF PERIOD     (LOSS)     INVESTMENTS   ACTIVITIES     INCOME       GAINS    DISTRIBUTIONS   PERIOD
---------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES
Period Ended . . . . .  $    10.00        0.09          1.76         1.85        (0.08)         -           (0.08)  $ 11.77
  October 31, 2000 (d)
Year Ended . . . . . .  $    11.77        0.07         (1.50)       (1.43)       (0.08)     (0.47)          (0.55)  $  9.79
  October 31, 2001
Year Ended . . . . . .  $     9.79        0.04         (0.59)       (0.55)       (0.05)         -           (0.05)  $  9.19
  October 31, 2002
Six Months Ended
  April 30, 2003
  (Unaudited). . . . .  $     9.19        0.02          0.31         0.33        (0.02)         -           (0.02)  $  9.50

CLASS B SHARES
Period Ended . . . . .  $    11.62           -         (1.83)       (1.83)           -      (0.05)          (0.05)  $  9.74
  October 31, 2001 (e)
Year Ended . . . . . .  $     9.74       (0.01)        (0.58)       (0.59)       (0.02)         -           (0.02)  $  9.13
  October 31, 2002
Six Months Ended
  April 30, 2003
  (Unaudited). . . . .  $     9.13       (0.01)         0.31         0.30            -          -               -   $  9.43

INSTITUTIONAL CLASS
 SHARES
Period Ended . . . . .  $    10.00        0.14          1.76         1.90        (0.10)         -           (0.10)  $ 11.80
  October 31, 2000 (d)
Year Ended . . . . . .  $    11.80        0.10         (1.49)       (1.39)       (0.10)     (0.47)          (0.57)  $  9.84
  October 31, 2001
Year Ended . . . . . .  $     9.84        0.08         (0.58)       (0.50)       (0.09)         -           (0.09)  $  9.25
  October 31, 2002
Six Months Ended
  April 30, 2003
  (Unaudited). . . . .  $     9.25        0.04          0.31         0.35        (0.04)         -           (0.04)  $  9.56
---------------------------------------------------------------------------------------------------------------------------

                                                             RATIOS  /  SUPPLEMENTAL  DATA
-----------------------------------------------------------------------------------------------------------------------------
                                                                  RATIO           RATIO         RATIO OF NET
                                         NET        RATIO        OF NET            OF            INVESTMENT
                                       ASSETS        OF        INVESTMENT       EXPENSES           INCOME
                                       AT END     EXPENSES    INCOME (LOSS)     (PRIOR TO     (LOSS) (PRIOR TO
                                         OF      TO AVERAGE    TO AVERAGE    REIMBURSEMENTS)   REIMBURSEMENTS)
                           TOTAL       PERIOD        NET           NET         TO AVERAGE        TO AVERAGE       PORTFOLIO
                         RETURN (A)    (000S)      ASSETS        ASSETS      NET ASSETS (B)    NET ASSETS (B)    TURNOVER (C)
-----------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES
Period Ended . . . . .    18.51% (f)  $   3,049    0.81% (g)      0.95% (g)        3.12% (g)        (1.36%) (g)        35.19%
  October 31, 2000 (d)
Year Ended . . . . . .      (12.57%)  $   9,028        0.81%          0.56%            1.27%              0.10%       119.76%
  October 31, 2001
Year Ended . . . . . .       (5.67%)  $  19,002        0.73%          0.42%            0.83%              0.32%        15.82%
  October 31, 2002
Six Months Ended
  April 30, 2003
  (Unaudited). . . . .     3.62% (f)  $  22,719    0.71% (g)      0.55% (g)        0.82% (g)          0.43% (g)         5.36%

CLASS B SHARES
Period Ended . . . . .  (16.05%) (f)  $       6    1.41% (g)    (0.38%) (g)        3.66% (g)        (2.63%) (g)       119.76%
  October 31, 2001 (e)
Year Ended . . . . . .       (6.13%)  $      86        1.32%        (0.16%)            1.44%            (0.28%)        15.82%
  October 31, 2002
Six Months Ended
  April 30, 2003
  (Unaudited). . . . .     3.32% (f)  $     142    1.31% (g)    (0.07%) (g)        1.42% (g)        (0.19%) (g)         5.36%

INSTITUTIONAL CLASS
 SHARES
Period Ended . . . . .    19.03% (f)  $   7,957    0.31% (g)      1.49% (g)        2.76% (g)        (0.96%) (g)        35.19%
  October 31, 2000 (d)
Year Ended . . . . . .      (12.17%)  $  26,719        0.31%          1.08%            1.00%              0.39%       119.76%
  October 31, 2001
Year Ended . . . . . .       (5.19%)  $  84,128        0.31%          0.84%            0.44%              0.71%        15.82%
  October 31, 2002
Six Months Ended
  April 30, 2003
  (Unaudited). . . . .     3.79% (f)  $ 140,777    0.31% (g)      0.94% (g)        0.43% (g)          0.83% (g)         5.36%
-----------------------------------------------------------------------------------------------------------------------------

(a)  Excludes  sales  charge.
(b) During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(d) For the period from December 29, 1999 (commencement of operations) through October 31, 2000.
(e) For the period from May 25, 2001 (commencement of operations) through October 31, 2001.
(f)  Not  annualized.
(g)  Annualized.

--------------------------------------------------------------------------------

NATIONWIDE  SMALL  CAP  INDEX  FUND

                                                 INVESTMENT  ACTIVITIES               DISTRIBUTIONS
----------------------------------------------------------------------------------------------------------------------------
                                                           NET
                                                      REALIZED AND
                             NET                       UNREALIZED       TOTAL                                       NET
                        ASSET VALUE,        NET           GAINS         FROM          NET                      ASSET VALUE,
                          BEGINNING     INVESTMENT     (LOSSES) ON   INVESTMENT   INVESTMENT       TOTAL          END OF
                          OF PERIOD    INCOME (LOSS)   INVESTMENTS   ACTIVITIES     INCOME     DISTRIBUTIONS      PERIOD
----------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES
Period Ended . . . . .  $       10.00           0.07         (0.34)       (0.27)       (0.06)          (0.06)  $        9.67
  October 31, 2000 (d)
Year Ended . . . . . .  $        9.67           0.07         (1.32)       (1.25)       (0.08)          (0.08)  $        8.34
  October 31, 2001
Year Ended . . . . . .  $        8.34           0.05         (1.07)       (1.02)       (0.05)          (0.05)  $        7.27
  October 31, 2002
Six Months Ended . . .  $        7.27           0.03          0.49         0.52        (0.03)          (0.03)  $        7.76
  April 30, 2003
  (Unaudited)

CLASS B SHARES
Period Ended . . . . .  $        8.84           0.03         (1.59)       (1.56)       (0.03)          (0.03)  $        7.25
  October 31, 2002 (e)
Six Months Ended . . .  $        7.25           0.01          0.48         0.49        (0.01)          (0.01)  $        7.73
  April 30, 2003
  (Unaudited)

INSTITUTIONAL CLASS
SHARES
Period Ended . . . . .  $       10.00           0.09         (0.32)       (0.23)       (0.07)          (0.07)  $        9.70
  October 31, 2000 (d)
Year Ended . . . . . .  $        9.70           0.11         (1.32)       (1.21)       (0.11)          (0.11)  $        8.38
  October 31, 2001
Year Ended . . . . . .  $        8.38           0.08         (1.06)       (0.98)       (0.08)          (0.08)  $        7.32
  October 31, 2002
Six Months Ended . . .  $        7.32           0.04          0.49         0.53        (0.04)          (0.04)  $        7.81
  April 30, 2003
  (Unaudited)
----------------------------------------------------------------------------------------------------------------------------

                                                               RATIOS  /  SUPPLEMENTAL  DATA
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                   RATIO OF NET
                                                                 RATIO OF NET      RATIO OF         INVESTMENT
                                                     RATIO OF     INVESTMENT       EXPENSES           INCOME
                                       NET ASSETS    EXPENSES    INCOME (LOSS)     (PRIOR TO     (LOSS) (PRIOR TO
                                       AT END OF    TO AVERAGE    TO AVERAGE    REIMBURSEMENTS)   REIMBURSEMENTS)
                           TOTAL         PERIOD         NET           NET         TO AVERAGE        TO AVERAGE       PORTFOLIO
                         RETURN (A)      (000S)       ASSETS        ASSETS      NET ASSETS (B)    NET ASSETS (B)    TURNOVER (C)
--------------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES
Period Ended . . . . .   (2.71%) (f)  $         32    0.79% (g)      1.00% (g)      329.04% (g)      (327.25%) (g)        48.27%
  October 31, 2000 (d)
Year Ended . . . . . .      (12.95%)  $      4,098        0.79%          0.75%            1.64%            (0.10%)        50.19%
  October 31, 2001
Year Ended . . . . . .      (12.29%)  $     11,079        0.71%          0.71%            0.97%              0.45%        34.77%
  October 31, 2002
Six Months Ended . . .     7.15% (f)  $     14,419    0.69% (g)      0.88% (g)        0.88% (g)          0.69% (g)         1.88%
  April 30, 2003
  (Unaudited)

CLASS B SHARES
Period Ended . . . . .  (17.68%) (f)  $         89    1.29% (g)      0.15% (g)        1.55% (g)        (0.11%) (g)        34.77%
  October 31, 2002 (e)
Six Months Ended . . .     6.72% (f)  $        100    1.29% (g)      0.28% (g)        1.48% (g)          0.08% (g)         1.88%
  April 30, 2003
  (Unaudited)

INSTITUTIONAL CLASS
SHARES
Period Ended . . . . .   (2.30%) (f)  $      2,301    0.29% (g)      1.69% (g)       19.76% (g)       (17.78%) (g)        48.27%
  October 31, 2000 (d)
Year Ended . . . . . .      (12.54%)  $     11,366        0.29%          1.30%            1.94%            (0.35%)        50.19%
  October 31, 2001
Year Ended . . . . . .      (11.80%)  $     33,247        0.29%          1.14%            0.58%              0.85%        34.77%
  October 31, 2002
Six Months Ended . . .     7.31% (f)  $     54,254    0.29% (g)      1.29% (g)        0.48% (g)          1.09% (g)         1.88%
  April 30, 2003
  (Unaudited)
--------------------------------------------------------------------------------------------------------------------------------

(a)  Excludes  sales  charge.
(b) During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(d) For the period from December 29, 1999 (commencement of operations) through October 31, 2000.
(e) For the period from November 29, 2001 (commencement of operations) through October 31, 2002.
(f)  Not  annualized.
(g)  Annualized.

--------------------------------------------------------------------------------

NATIONWIDE  INTERNATIONAL  INDEX  FUND

                                            INVESTMENT  ACTIVITIES                 DISTRIBUTIONS
------------------------------------------------------------------------------------------------------------------------------
                                                     NET
                                                   REALIZED
                           NET                       AND                                                   NET
                          ASSET         NET       UNREALIZED      TOTAL                                   ASSET
                          VALUE,    INVESTMENT      GAINS         FROM          NET                      VALUE,
                        BEGINNING     INCOME     (LOSSES) ON   INVESTMENT   INVESTMENT       TOTAL       END OF      TOTAL
                        OF PERIOD     (LOSS)     INVESTMENTS   ACTIVITIES     INCOME     DISTRIBUTIONS   PERIOD    RETURN (A)
------------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES
Period Ended . . . . .  $    10.00         0.06        (1.36)       (1.30)       (0.05)          (0.05)  $  8.65  (13.03%) (e)
  October 31, 2000 (d)
Year Ended . . . . . .  $     8.65         0.08        (2.28)       (2.20)       (0.08)          (0.08)  $  6.37      (25.44%)
  October 31, 2001
Year Ended . . . . . .  $     6.37         0.08        (1.06)       (0.98)       (0.08)          (0.08)  $  5.31      (15.65%)
  October 31, 2002
Six Months Ended . . .  $     5.31         0.05            -         0.05        (0.04)          (0.04)  $  5.32     0.93% (e)
  April 30, 2003
  (Unaudited)

CLASS B SHARES
Period Ended . . . . .  $    10.00         0.02        (1.38)       (1.36)       (0.02)          (0.02)  $  8.62  (13.62%) (e)
  October 31, 2000 (d)
Year Ended . . . . . .  $     8.62         0.04        (2.30)       (2.26)       (0.04)          (0.04)  $  6.32      (26.17%)
  October 31, 2001
Year Ended . . . . . .  $     6.32         0.03        (1.04)       (1.01)       (0.05)          (0.05)  $  5.26      (16.12%)
  October 31, 2002
Six Months Ended . . .  $     5.26         0.03         0.01         0.04        (0.03)          (0.03)  $  5.27     0.73% (e)
  April 30, 2003
  (Unaudited)

INSTITUTIONAL CLASS
SHARES
Period Ended . . . . .  $    10.00         0.09        (1.35)       (1.26)       (0.08)          (0.08)  $  8.66  (12.65%) (e)
  October 31, 2000 (d)
Year Ended . . . . . .  $     8.66         0.10        (2.29)       (2.19)       (0.10)          (0.10)  $  6.37      (25.28%)
  October 31, 2001
Year Ended . . . . . .  $     6.37         0.09        (1.04)       (0.95)       (0.10)          (0.10)  $  5.32      (15.20%)
  October 31, 2002
Six Months Ended . . .  $     5.32         0.06            -         0.06        (0.05)          (0.05)  $  5.33     1.13% (e)
  April 30, 2003
  (Unaudited)
------------------------------------------------------------------------------------------------------------------------------

                                                 RATIOS  /  SUPPLEMENTAL  DATA
---------------------------------------------------------------------------------------------------------------
                           NET                      RATIO                         RATIO OF NET
                         ASSETS       RATIO        OF NET         RATIO OF         INVESTMENT
                           AT          OF        INVESTMENT       EXPENSES           INCOME
                           END      EXPENSES    INCOME (LOSS)     (PRIOR TO     (LOSS) (PRIOR TO
                           OF      TO AVERAGE    TO AVERAGE    REIMBURSEMENTS)   REIMBURSEMENTS)
                         PERIOD        NET           NET         TO AVERAGE        TO AVERAGE       PORTFOLIO
                         (000S)      ASSETS        ASSETS      NET ASSETS (B)    NET ASSETS (B)    TURNOVER (C)
---------------------------------------------------------------------------------------------------------------
CLASS A SHARES
Period Ended . . . . .  $     230    0.86% (f)      1.01% (f)       49.77% (f)       (47.90%) (f)         5.66%
  October 31, 2000 (d)
Year Ended . . . . . .  $  10,877        0.86%          1.17%            3.97%            (1.94%)        30.18%
  October 31, 2001
Year Ended . . . . . .  $  12,549        0.79%          1.15%            0.96%              0.98%        32.45%
  October 31, 2002
Six Months Ended . . .  $  14,159    0.77% (f)      1.94% (f)        0.91% (f)          1.79% (f)         4.04%
  April 30, 2003
  (Unaudited)

CLASS B SHARES
Period Ended . . . . .  $      53    1.46% (f)      0.39% (f)       63.29% (f)       (61.44%) (f)         5.66%
  October 31, 2000 (d)
Year Ended . . . . . .  $      59        1.46%          0.42%            7.41%            (5.53%)        30.18%
  October 31, 2001
Year Ended . . . . . .  $      80        1.39%          0.64%            1.72%              0.31%        32.45%
  October 31, 2002
Six Months Ended . . .  $      85    1.36% (f)      1.25% (f)        1.51% (f)          1.11% (f)         4.04%
  April 30, 2003
  (Unaudited)

INSTITUTIONAL CLASS
SHARES
Period Ended . . . . .  $   2,858    0.36% (f)      1.16% (f)        8.18% (f)        (6.66%) (f)         5.66%
  October 31, 2000 (d)
Year Ended . . . . . .  $  32,422        0.36%          1.42%            2.60%            (0.82%)        30.18%
  October 31, 2001
Year Ended . . . . . .  $ 119,502        0.36%          1.66%            0.56%              1.46%        32.45%
  October 31, 2002
Six Months Ended . . .  $ 200,836    0.36% (f)      2.46% (f)        0.51% (f)          2.31% (f)         4.04%
  April 30, 2003
  (Unaudited)
---------------------------------------------------------------------------------------------------------------

(a)  Excludes  sales  charge.
(b) During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(d) For the period from December 29, 1999 (commencement of operations) through October 31, 2000.
(e)  Not  annualized.
(f)  Annualized.

--------------------------------------------------------------------------------

NATIONWIDE  BOND  INDEX  FUND

                                           INVESTMENT  ACTIVITIES                    DISTRIBUTIONS
-------------------------------------------------------------------------------------------------------------------------
                                                     NET
                                                  REALIZED
                                                                                                                    NET
                           NET                       AND
                          ASSET         NET      UNREALIZED     TOTAL                                              ASSET
                          VALUE,    INVESTMENT      GAINS        FROM         NET         NET                     VALUE,
                        BEGINNING     INCOME     (LOSSES) ON  INVESTMENT  INVESTMENT   REALIZED       TOTAL       END OF
                        OF PERIOD     (LOSS)     INVESTMENTS  ACTIVITIES    INCOME       GAINS    DISTRIBUTIONS   PERIOD
-------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES
Period Ended . . . . .  $    10.00         0.50         0.08        0.58       (0.50)         -           (0.50)  $ 10.08
  October 31, 2000 (d)
Year Ended . . . . . .  $    10.08         0.57         0.93        1.50       (0.57)     (0.08)          (0.65)  $ 10.93
  October 31, 2001
Year Ended . . . . . .  $    10.93         0.47         0.05        0.52       (0.48)     (0.01)          (0.49)  $ 10.96
  October 31, 2002
Six Months Ended
  April 30, 2003
  (Unaudited). . . . .  $    10.96         0.18         0.23        0.41       (0.20)     (0.01)          (0.21)  $ 11.16

CLASS B SHARES
Period Ended . . . . .  $    10.75         0.02         0.18        0.20       (0.02)         -           (0.02)  $ 10.93
  October 31, 2001 (e)
Year Ended . . . . . .  $    10.93         0.41         0.05        0.46       (0.42)     (0.01)          (0.43)  $ 10.96
  October 31, 2002
Six Months Ended
  April 30, 2003
  (Unaudited). . . . .  $    10.96         0.16         0.22        0.38       (0.17)     (0.01)          (0.18)  $ 11.16

INSTITUTIONAL CLASS
SHARES
Period Ended . . . . .  $    10.00         0.54         0.09        0.63       (0.54)         -           (0.54)  $ 10.09
  October 31, 2000 (d)
Year Ended . . . . . .  $    10.09         0.63         0.91        1.54       (0.63)     (0.08)          (0.71)  $ 10.92
  October 31, 2001
Year Ended . . . . . .  $    10.92         0.52         0.05        0.57       (0.53)     (0.01)          (0.54)  $ 10.95
  October 31, 2002
Six Months Ended
  April 30, 2003
  (Unaudited). . . . .  $    10.95         0.21         0.23        0.44       (0.23)     (0.01)          (0.24)  $ 11.15
-------------------------------------------------------------------------------------------------------------------------

                                                          RATIOS  /  SUPPLEMENTAL  DATA
---------------------------------------------------------------------------------------------------------------------------
                                                              RATIO OF                        RATIO OF NET
                                       NET        RATIO          NET          RATIO OF         INVESTMENT

                                     ASSETS        OF        INVESTMENT       EXPENSES           INCOME
                                     AT END     EXPENSES    INCOME (LOSS)     (PRIOR TO     (LOSS) (PRIOR TO
                                       OF      TO AVERAGE    TO AVERAGE    REIMBURSEMENTS)   REIMBURSEMENTS)
                          TOTAL      PERIOD        NET           NET         TO AVERAGE        TO AVERAGE       PORTFOLIO
                        RETURN (A)   (000S)      ASSETS        ASSETS      NET ASSETS (B)    NET ASSETS (B)    TURNOVER (C)
---------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES
Period Ended . . . . .   5.92% (f)  $   8,352    0.81% (g)      6.06% (g)        3.48% (g)          3.39% (g)        35.74%
  October 31, 2000 (d)
Year Ended . . . . . .      15.28%  $   9,693        0.81%          5.04%            1.12%              4.73%       150.27%
  October 31, 2001
Year Ended . . . . . .       5.01%  $  38,447        0.72%          4.29%            0.84%              4.17%       124.75%
  October 31, 2002
Six Months Ended
  April 30, 2003
  (Unaudited). . . . .   3.83% (f)  $  51,296    0.71% (g)      3.38% (g)        0.83% (g)          3.26% (g)        82.22%

CLASS B SHARES
Period Ended . . . . .   1.85% (f)  $      10    1.41% (g)      3.05% (g)        1.63% (g)          2.83% (g)       150.27%
  October 31, 2001 (e)
Year Ended . . . . . .       4.38%  $      28        1.33%          3.69%            1.44%              3.58%       124.75%
  October 31, 2002
Six Months Ended
  April 30, 2003
  (Unaudited). . . . .   3.53% (f)  $      34    1.31% (g)      2.81% (g)        1.42% (g)          2.70% (g)        82.22%

INSTITUTIONAL CLASS
SHARES
Period Ended . . . . .   6.47% (f)  $   3,763    0.31% (g)      6.49% (g)       10.87% (g)        (4.07%) (g)        35.74%
  October 31, 2000 (d)
Year Ended . . . . . .      15.71%  $  45,750        0.31%          5.51%            1.10%              4.72%       150.27%
  October 31, 2001
Year Ended . . . . . .       5.46%  $ 185,141        0.31%          4.67%            0.45%              4.53%       124.75%
  October 31, 2002
Six Months Ended
  April 30, 2003
  (Unaudited). . . . .   4.04% (f)  $ 306,887    0.31% (g)      3.77% (g)        0.43% (g)          3.66% (g)        82.22%
---------------------------------------------------------------------------------------------------------------------------

(a)  Excludes  sales  charge.
(b) During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(d) For the period from December 29, 1999 (commencement of operations) through October 31, 2000.
(e) For the period from October 12, 2001 (commencement of operations) through October 31, 2001.
(f)  Not  annualized.
(g)  Annualized.

--------------------------------------------------------------------------------

                  INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH
                      THE PROSPECTUS FOR FUTURE REFERENCE.

--------------------------------------------------------------------------------

                              GARTMORE MUTUAL FUNDS
                              INTERNATIONAL SERIES

                       Gartmore International Growth Fund
                  Gartmore International Small Cap Growth Fund
                         Gartmore Emerging Markets Fund

                  Prospectus Supplement dated December 30, 2003
                        to Prospectus dated March 1, 2003

Effective December 18, 2003, the disclosure with respect to the average annual returns for the GARTMORE EMERGING MARKETS FUND (the "Fund") in the "Performance" section on page 13 of the above noted Prospectus is revised to include the following information with respect to the Fund's new index benchmark, the MSCI Emerging Markets Free Index:

Average  Annual  Returns  -                 One           Since
as  of  December  31,  2002                 Year       Inception*
-----------------------------------------------------------------
MSCI  Emerging  Markets  Free  Index6       -6.00%      -12.82%

------------
*    The  Fund  began  operations  on  August  30,  2000.

6 The MSCI Emerging Markets Free Index (the "MSCI Index") is an unmanaged index that is designed to represent the performance of the stocks in emerging country stock markets that are available to foreign institutional investors. The Fund is changing the index to which it is compared from the S&P/IFCI Emerging Markets Composite Index (the "S&P/IFCI Index") to the MSCI Index for two principal reasons. First, the Fund's subadviser believes that since the Fund's inception, the MSCI Index has evolved to a point that it is now as comprehensive as the S&P/IFCI Index. Second, the Fund's subadviser also believes that the MSCI Index is more widely recognized and more frequently selected as the benchmark for U.S.- based emerging market mutual funds than is the S&P/IFCI Index. These returns do not include the effect of any sales charges or expenses. If sales charges and expenses were deducted, the actual return of the MSCI Index would be lower.

Effective December 19, 2003, the Gartmore International Small Cap Growth Fund was liquidated and dissolved. Shares of this Fund are no longer offered for sale and all references to this Fund are removed from this Prospectus.

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.

Beginning December 30, 2003, the Gartmore International Growth Fund and the Gartmore Emerging Markets Fund will also offer Class R shares. Class R shares will generally only be available to certain retirement plans. Please see a further description of who is eligible to purchase Class R shares below. The following information supplements the Prospectus:

1. The following information is added to the performance tables for the Funds in the Fund Summaries. It is added on page 4 for the Gartmore International Growth Fund and on page 13 for the Gartmore Emerging Markets Fund.

                                                                    SINCE
AVERAGE ANNUAL RETURNS - AS OF 12/31/021                           1 YEAR    INCEPTION2
---------------------------------------------------------------------------------------
Gartmore International Growth Fund Class R shares6 - Before Taxes  -18.59%      -23.79%
Gartmore Emerging Markets Fund Class R shares6 - Before Taxes . .   -6.69%      -15.03%

1 These returns reflect performance after sales charges, if any, and expenses are deducted.
2    Each  Fund  commenced  operations  on  August  30,  2000.
6 These returns through December 31, 2002 are based on the performance of the Fund's Class B shares, which was achieved prior to the creation of the Class R shares. The returns have been adjusted for the fact that Class R shares do not have any applicable sales charges but have not been adjusted for the lower expenses applicable to Class R shares. Excluding the effect of any fee waivers or reimbursements, the prior performance is similar to what Class R shares would have produced because the Class R shares will invest in the same portfolio of securities as Class B shares.

2. The following information is added to the fee tables for the Funds in the Fund Summaries. It is added on page 5 for the Gartmore International Growth Fund and on page 13 for the Gartmore Emerging Markets Fund.

--------------------------------------------------------------------------------

FEES  AND  EXPENSES  -  CLASS  R  SHARES

This table describes the fees and expenses that you may pay if you buy and hold Class R shares of each Fund.

                                        GARTMORE     GARTMORE
SHAREHOLDER FEES1                    INTERNATIONAL   EMERGING
FEES PAID DIRECTLY FROM                  GROWTH       MARKETS
YOUR INVESTMENT)                          FUND         FUND
-------------------------------------------------------------
Maximum Sales Charge
(Load) Imposed on Purchases
(as a percentage of offering price)  None            None
-------------------------------------------------------------
Maximum Deferred Sales
Charge (Load) (as a
percentage of offering or
sale price, whichever is less). . .  None            None
-------------------------------------------------------------
Redemption Fee (as a percentage
of amount redeemed) 2 . . . . . . .          2.00%      2.00%
-------------------------------------------------------------

                                     GARTMORE        GARTMORE
ANNUAL FUND OPERATING EXPENSE . . .  INTERNATIONAL   EMERGING
(EXPENSES THAT ARE DEDUCTED FROM. .  GROWTH          MARKETS
FUND ASSETS). . . . . . . . . . . .  FUND            FUND
-------------------------------------------------------------
Management Fees . . . . . . . . . .           1.00%     1.15%
-------------------------------------------------------------
Distribution and/or
Service (12b-1) Fees3 . . . . . . .           0.40%     0.40%
-------------------------------------------------------------
Other Expenses4 . . . . . . . . . .           0.92%     1.08%
-------------------------------------------------------------
TOTAL ANNUAL FUND
OPERATING EXPENSES. . . . . . . . .           2.32%     2.63%
-------------------------------------------------------------
Amount of Fee Waivers/
Expense Reimbursements. . . . . . .           0.32%     0.48%
-------------------------------------------------------------
TOTAL ANNUAL
FUND OPERATING EXPENSES
(AFTER WAIVERS/
REIMBURSEMENTS) 5 . . . . . . . . .           2.00%     2.15%
-------------------------------------------------------------

1 If you buy and sell shares through a broker or other financial intermediary, they may also charge you a separate transaction fee.
2 A redemption fee of 2.00% will be charged for any shares redeemed within 90 days after the date they are acquired. This fee does not apply to shares purchased through reinvested dividends or capital gains or shares held in certain omnibus accounts or retirement plans that cannot implement the fees. See "Buying and Selling and Exchanging Fund Shares-Selling Shares-Redemption Fees" on page 24 and "Buying and Selling and Exchanging Fund Shares-Selling Shares-Exchanging Fund Shares-Excessive Exchange Activity" on page 26.
3 "Distribution and/or Service (12b-1) Fees" are based on estimates for the new Class R shares during the current fiscal year. These fees could increase to 0.50% of a Fund's average daily net assets.
4 "Other Expenses" have been restated to reflect revised fees under the Funds' fund administration, transfer agency and custody agreements and other fee changes implemented for the fiscal year ended October 31, 2003.
5 GGAMT and the Trust have entered into a written contract limiting operating expenses (excluding certain expenses including, but not limited to, any taxes, interest, brokerage fees, extraordinary expenses, Rule 12b-1 fees, short sale dividend expenses and administrative services fees) to 1.40% for the Class R shares of the Gartmore International Growth Fund and to 1.55% for the Class R shares of the Gartmore Emerging Markets Fund at least through February 28, 2005. If the maximum amount of the Rule 12b-1 fees and administrative services fees were charged "Total Annual Fund Operating Expenses" could increase to 2.15% for the Class R shares of the Gartmore International Growth Fund, 2.30% for Class R shares of the Gartmore Emerging Markets Fund before GGAMT would be required to limit the Fund's expenses. The Trust is authorized to reimburse GGAMT for management fees previously waived and/or for the cost of Other Expenses paid by GGAMT provided that any such reimbursement will not cause the Fund to exceed the expense limitations in the agreement. The Trust's ability to reimburse GGAMT in this manner only applies to fees paid or reimbursements made by GGAMT at some time within the first five years from the time this Fund commenced operations.

--------------------------------------------------------------------------------

3. The following replaces the first sentences of footnote 8 to the Gartmore International Growth Fund Fee Table on page 5 and to the Gartmore Emerging Markets Fund Fee Table on page 14 of the Prospectus:

     GGAMT and the Trust have entered into a written contract limiting operating expenses (excluding certain expenses including, but not limited to, any taxes, interest, brokerage fees, extraordinary expenses, Rule 12b-1 fees, short sale dividend expenses, and administrative services fees) to 1.40% for all classes of shares of the Gartmore International Growth Fund and to 1.55% for all classes of shares of the Gartmore Emerging Markets Fund at least through February 29, 2004.

4. The following information is added to the "EXAMPLE" for the Funds in the Fund Summaries. It is added on page 6 for the Gartmore International Growth Fund and on page 14 for the Gartmore Emerging Markets Fund.

EXAMPLE

This example shows what you could pay in expenses over time. You can also use this example to compare the cost of the Funds with other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year, no changes in expenses, and the expense limitations described above for one year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                    1 YEAR   3 YEARS   5 YEARS   10 YEARS
-------------------------------------------------------------------------
Gartmore International Growth Fund
Class R Shares                       $203      $694     $1,211     $2,631
-------------------------------------------------------------------------
Gartmore Emerging Markets Fund
Class R Shares                       $218      $772     $1,352     $2,928
-------------------------------------------------------------------------

5. The following new information with respect to Class R shares is included in the "BUYING, SELLING AND EXCHANGING FUND SHARES" section on pages 18 - 26 of the Prospectus:

Class R shares generally are available only to 401(k) plans, 457 plans, employer sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans, non-qualified deferred compensation plans and other retirement accounts (collectively, "retirement plans") whereby the plan or the plan's financial service firm has an agreement with the Gartmore Distribution Services, Inc. to utilize Class R shares in certain investment products or programs. Class R shares are generally available to small and mid sized retirement plans having at least $1 million in assets. In addition, Class R shares also are generally available only to retirement plans where Class R shares are held on the books of the Funds through omnibus accounts (either at the plan level or at the level of the plan service provider) and where the plans are introduced by an intermediary, such as a broker, third party administrator, registered investment adviser or other plan service provider. Class R shares are not available to retail or institutional non-retirement accounts, traditional and Roth IRAs, Coverdell Education Savings Accounts, SEPs, SAR-SEPs, SIMPLE IRAs, or individual 403(b) plans, or through 529 Plan accounts.

Class R shares pay distribution and/or servicing fees under a Distribution Plan. These fees are either paid by the Distributor to intermediaries for distribution and shareholder services or retained by the Distributor. In addition, intermediaries may receive administrative service fees. These fees are paid to such entities when they provide recordkeeping and/or other administrative support services to the retirement plans and their participants.

--------------------------------------------------------------------------------

Retirement plan participants should contact their retirement plan administrator for information regarding buying or selling Class R shares. Retirement plans or their administrators wishing to purchase or sell Class R shares should contact Customer Service at 1-800-848-0920 for more information. Because Class R shares of the Funds are held within retirement plans, exchange privileges with other Class R shares of the Gartmore Funds may not be available unless the Class R shares of the other Gartmore Funds are also available within a plan.

A retirement plan's intermediaries can help determine which class is appropriate for that retirement plan. If a retirement plan qualifies to purchase Class A or Institutional Service Class shares of the Fund, one of these other classes may be more appropriate than Class R shares. Specifically if a retirement plan eligible to purchase Class R shares is otherwise qualified to purchase Class A shares at net asset value or at a reduced sales charge or to purchase Institutional Service Class shares, one of these classes may be selected where the retirement plan does not require the distribution and administrative support services typically required by Class R share investors and/or the retirement plan's intermediaries have elected to forgo the level of compensation that Class R shares provide. Plan fiduciaries should consider their obligations under ERISA in determining which class is an appropriate investment for a retirement plan. A retirement plan's intermediaries may receive different compensation depending upon which class is chosen.

6. The "DISTRIBUTION PLAN" section on page 25 of the Prospectus is deleted and replaced with the following:

DISTRIBUTION  PLAN

In addition to the sales charges which you may pay for Class A, Class B and Class C shares, the Trust has adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940, which permits Class A, Class B, Class C, and Class R shares of the Funds to compensate the Distributor for expenses associated with distributing and selling such shares and providing shareholder services.

DISTRIBUTION  AND  SERVICE  FEES

Under the Distribution Plan, Class A, Class B, Class C and Class R shares of the Funds pay the Distributor compensation which is accrued daily and paid monthly. Each Fund shall pay amounts not exceeding an annual amount of:

CLASS                   AS A % OF DAILY NET ASSETS
-----------------------------------------------------------
Class A shares  0.25% (distribution or service fee)
-----------------------------------------------------------
Class B shares  1.00% (0.25% service fee)
-----------------------------------------------------------
Class C shares  1.00% (0.25% service fee)
-----------------------------------------------------------
Class R shares  0.50% (0.25% of which may be a service fee)
-----------------------------------------------------------

Institutional  Class  and  Institutional Service Class shares pay no 12b-1 fees.

Because these fees are paid out of the Funds' assets on an ongoing basis, these fees will increase the cost of your investment over time and may cost you more than paying other types of sales charges.

--------------------------------------------------------------------------------

7. The following new section will be added to page 27 of the Prospectus under DISTRIBUTION AND TAXES:

TAX  STATUS  FOR  RETIREMENT  PLANS  AND  OTHER  TAX-DEFERRED  ACCOUNTS

When you use a Fund as an investment option under a qualified employee benefit plan or retirement plan or through some other tax-deferred account, dividend and capital gain distributions from the Fund generally are not currently subject to federal income taxes. In general, the entities eligible to purchase the Class R shares of a Fund are governed by complex tax rules. You should ask your own tax advisor or plan administrator for more information about your own tax situation, including possible state or local taxes.

8. The tables in the "FINANCIAL HIGHLIGHTS" section beginning on page 28 of the Prospectus are replaced in their entirety by the following tables, which include the unaudited information for each of the classes of the Funds (except Class R shares which had not yet commenced operations) for the period ended April 30, 2003:

FINANCIAL  HIGHLIGHTS

GARTMORE  EMERGING  MARKETS  FUND

                                                  INVESTMENT  ACTIVITIES              DISTRIBUTIONS
---------------------------------------------------------------------------------------------------------------------------
                                                           NET
                                                      REALIZED AND
                             NET                       UNREALIZED       TOTAL                                       NET
                        ASSET VALUE,        NET           GAINS         FROM          NET                      ASSET VALUE,
                          BEGINNING     INVESTMENT     (LOSSES) ON   INVESTMENT   INVESTMENT       TOTAL          END OF
                          OF PERIOD    INCOME (LOSS)   INVESTMENTS   ACTIVITIES     INCOME     DISTRIBUTIONS      PERIOD
---------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES
Period Ended . . . . .  $       10.00         (0.01)         (1.87)       (1.88)       (0.01)          (0.01)  $        8.11
  October 31, 2000 (d)
Year Ended . . . . . .  $        8.11          0.01          (2.14)       (2.13)           -               -   $        5.98
  October 31, 2001
Year Ended . . . . . .  $        5.98         (0.03)          0.85         0.82            -               -   $        6.80
  October 31, 2002
Six Months Ended . . .  $        6.80          0.03           0.36         0.39            -               -   $        7.19
  April 30, 2003
  (Unaudited)

CLASS B SHARES
Period Ended . . . . .  $       10.00         (0.01)         (1.88)       (1.89)       (0.01)          (0.01)  $        8.10
  October 31, 2000 (d)
Year Ended . . . . . .  $        8.10         (0.03)         (2.13)       (2.16)           -               -   $        5.94
  October 31, 2001
Year Ended . . . . . .  $        5.94         (0.08)          0.85         0.77            -               -   $        6.71
  October 31, 2002
Six Months Ended . . .  $        6.71          0.01           0.36         0.37            -               -   $        7.08
  April 30, 2003
  (Unaudited)

CLASS C SHARES
Period Ended . . . . .  $        7.57         (0.01)         (1.54)       (1.55)           -               -   $        6.02
  October 31, 2001 (e)
Year Ended . . . . . .  $        6.02         (0.08)          0.86         0.78            -               -   $        6.80
  October 31, 2002
Six Months Ended . . .  $        6.80          0.01           0.36         0.37            -               -   $        7.17
  April 30, 2003
  (Unaudited)

INSTITUTIONAL SERVICE
CLASS SHARES
Period Ended . . . . .  $       10.00             -          (1.88)       (1.88)       (0.01)          (0.01)  $        8.11
  October 31, 2000 (d)
Year Ended . . . . . .  $        8.11          0.04          (2.13)       (2.09)       (0.01)          (0.01)  $        6.01
  October 31, 2001
Year Ended . . . . . .  $        6.01         (0.02)          0.87         0.85            -               -   $        6.86
  October 31, 2002
Six Months Ended . . .  $        6.86          0.04           0.36         0.40            -               -   $        7.26
  April 30, 2003
  (Unaudited)
---------------------------------------------------------------------------------------------------------------------------

                                                               RATIOS  /  SUPPLEMENTAL  DATA
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                   RATIO OF NET
                                                                 RATIO OF NET      RATIO OF         INVESTMENT
                                                     RATIO OF     INVESTMENT       EXPENSES           INCOME
                                       NET ASSETS    EXPENSES    INCOME (LOSS)     (PRIOR TO     (LOSS) (PRIOR TO
                                       AT END OF    TO AVERAGE    TO AVERAGE    REIMBURSEMENTS)   REIMBURSEMENTS)
                           TOTAL         PERIOD         NET           NET         TO AVERAGE        TO AVERAGE       PORTFOLIO
                         RETURN (A)      (000S)       ASSETS        ASSETS      NET ASSETS (B)    NET ASSETS (B)    TURNOVER (C)
--------------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES
Period Ended . . . . .  (18.90%) (f)  $      1,366    2.15% (g)    (0.35%) (g)        7.24% (g)        (5.44%) (g)        10.88%
  October 31, 2000 (d)
Year Ended . . . . . .      (26.24%)  $      1,066        2.15%          0.18%            5.93%            (3.60%)        97.85%
  October 31, 2001
Year Ended . . . . . .        13.71%  $      1,996        2.01%        (0.49%)            2.41%            (0.89%)        57.86%
  October 31, 2002
Six Months Ended . . .     5.74% (f)  $      2,901    1.87% (g)      0.90% (g)        2.62% (g)          0.17% (g)        73.55%
  April 30, 2003
  (Unaudited)

CLASS B SHARES
Period Ended . . . . .  (19.00%) (f)  $      1,353    2.75% (g)    (0.95%) (g)        7.96% (g)        (6.16%) (g)        10.88%
  October 31, 2000 (d)
Year Ended . . . . . .      (26.67%)  $      1,164        2.75%        (0.40%)            6.67%            (4.32%)        97.85%
  October 31, 2001
Year Ended . . . . . .        12.96%  $      1,443        2.71%        (1.18%)            3.22%            (1.69%)        57.86%
  October 31, 2002
Six Months Ended . . .     5.51% (f)  $      1,504    2.55% (g)      0.28% (g)        3.31% (g)        (0.47%) (g)        73.55%
  April 30, 2003
  (Unaudited)

CLASS C SHARES
Period Ended . . . . .  (20.48%) (f)  $         10    2.75% (g)    (0.85%) (g)        8.68% (g)        (6.78%) (g)        97.85%
  October 31, 2001 (e)
Year Ended . . . . . .        12.96%  $         15        2.72%        (1.12%)            3.28%            (1.68%)        57.86%
  October 31, 2002
Six Months Ended . . .     5.44% (f)  $         16    2.55% (g)      0.29% (g)        3.32% (g)        (0.47%) (g)        73.55%
  April 30, 2003
  (Unaudited)

INSTITUTIONAL SERVICE
CLASS SHARES
Period Ended . . . . .  (18.90%) (f)  $      1,354    1.82% (g)    (0.02%) (g)        6.95% (g)        (5.15%) (g)        10.88%
  October 31, 2000 (d)
Year Ended . . . . . .      (25.81%)  $      1,004        1.82%          0.49%            5.60%            (3.29%)        97.85%
  October 31, 2001
Year Ended . . . . . .        14.14%  $      1,145        1.73%        (0.21%)            2.24%            (0.72%)        57.86%
  October 31, 2002
Six Months Ended . . .     5.83% (f)  $      1,213    1.55% (g)      1.29% (g)        2.31% (g)          0.54% (g)        73.55%
  April 30, 2003
  (Unaudited)
--------------------------------------------------------------------------------------------------------------------------------

(a)  Excludes  sales  charge.
(b) During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(d) For the period from August 30, 2000 (commencement of operations) through October 31, 2000.
(e) For the period from March 1, 2001 (commencement of operations) through October 31, 2001.
(f)  Not  annualized.
(g)  Annualized.

GARTMORE  INTERNATIONAL  GROWTH  FUND

                                                        INVESTMENT  ACTIVITIES
------------------------------------------------------------------------------------------------------------------------------
                                                                 NET
                                                            REALIZED AND
                                   NET                       UNREALIZED       TOTAL     NET ASSET                  NET ASSETS
                              ASSET VALUE,        NET           GAINS         FROM        VALUE,                   AT END OF
                                BEGINNING     INVESTMENT     (LOSSES) ON   INVESTMENT     END OF       TOTAL         PERIOD
                                OF PERIOD    INCOME (LOSS)   INVESTMENTS   ACTIVITIES     PERIOD     RETURN (A)      (000S)
------------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES
Period Ended . . . . . . . .  $       10.00             -          (1.14)       (1.14)  $     8.86  (11.40%) (f)  $      2,975
  October 31, 2000 (d)
Year Ended . . . . . . . . .  $        8.86         (0.02)         (2.65)       (2.67)  $     6.19      (30.14%)  $      2,156
  October 31, 2001
Year Ended . . . . . . . . .  $        6.19          0.01          (0.82)       (0.81)  $     5.38      (13.09%)  $      1,965
  October 31, 2002
Six Months Ended . . . . . .  $        5.38          0.02          (0.12)       (0.10)  $     5.28   (1.86%) (f)  $      2,200
  April 30, 2003
  (Unaudited)

CLASS B SHARES
Period Ended . . . . . . . .  $       10.00         (0.01)         (1.14)       (1.15)  $     8.85  (11.50%) (f)  $      2,950
  October 31, 2000 (d)
Year Ended . . . . . . . . .  $        8.85         (0.07)         (2.64)       (2.71)  $     6.14      (30.62%)  $      2,078
  October 31, 2001
Year Ended . . . . . . . . .  $        6.14         (0.03)         (0.81)       (0.84)  $     5.30      (13.68%)  $      1,840
  October 31, 2002
Six Months Ended . . . . . .  $        5.30             -          (0.12)       (0.12)  $     5.18   (2.26%) (f)  $      1,797
  April 30, 2003
  (Unaudited)

CLASS C SHARES
Period Ended . . . . . . . .  $        7.72         (0.02)         (1.53)       (1.55)  $     6.17  (20.08%) (f)  $         10
  October 31, 2001 (e)
Year Ended . . . . . . . . .  $        6.17         (0.03)         (0.81)       (0.84)  $     5.33      (13.61%)  $         10
  October 31, 2002
Six Months Ended . . . . . .  $        5.33             -          (0.12)       (0.12)  $     5.21   (2.25%) (f)  $         12
  April 30, 2003 (Unaudited)

INSTITUTIONAL SERVICE
CLASS SHARES
Period Ended . . . . . . . .  $       10.00          0.01          (1.15)       (1.14)  $     8.86  (11.40%) (f)  $      2,954
  October 31, 2000 (d)
Year Ended . . . . . . . . .  $        8.86             -          (2.64)       (2.64)  $     6.22      (29.80%)  $      2,073
  October 31, 2001
Year Ended . . . . . . . . .  $        6.22          0.03          (0.83)       (0.80)  $     5.42      (12.86%)  $      1,807
  October 31, 2002
Six Months Ended . . . . . .  $        5.42          0.03          (0.13)       (0.10)  $     5.32   (1.85%) (f)  $      1,775
  April 30, 2003
  (Unaudited)
------------------------------------------------------------------------------------------------------------------------------

                                          RATIOS  /  SUPPLEMENTAL  DATA
----------------------------------------------------------------------------------------------------------
                                                                             RATIO OF NET
                                           RATIO OF NET      RATIO OF         INVESTMENT
                               RATIO OF     INVESTMENT       EXPENSES           INCOME
                               EXPENSES    INCOME (LOSS)     (PRIOR TO     (LOSS) (PRIOR TO
                              TO AVERAGE    TO AVERAGE    REIMBURSEMENTS)   REIMBURSEMENTS)
                                  NET           NET         TO AVERAGE        TO AVERAGE       PORTFOLIO
                                ASSETS        ASSETS      NET ASSETS (B)    NET ASSETS (B)    TURNOVER (C)
----------------------------------------------------------------------------------------------------------
CLASS A SHARES
Period Ended . . . . . . . .    1.85% (g)      0.05% (g)        4.01% (g)        (2.11%) (g)        46.31%
  October 31, 2000 (d)
Year Ended . . . . . . . . .        1.85%        (0.30%)            4.01%            (2.46%)       236.28%
  October 31, 2001
Year Ended . . . . . . . . .        1.76%          0.20%            2.10%            (0.14%)       226.70%
  October 31, 2002
Six Months Ended . . . . . .    1.65% (g)      0.79% (g)        2.42% (g)          0.03% (g)       123.44%
  April 30, 2003
  (Unaudited)

CLASS B SHARES
Period Ended . . . . . . . .    2.45% (g)    (0.54%) (g)        4.75% (g)        (2.84%) (g)        46.31%
  October 31, 2000 (d)
Year Ended . . . . . . . . .        2.45%        (0.89%)            4.75%            (3.19%)       236.28%
  October 31, 2001
Year Ended . . . . . . . . .        2.46%        (0.50%)            2.85%            (0.89%)       226.70%
  October 31, 2002
Six Months Ended . . . . . .    2.40% (g)      0.03% (g)        3.17% (g)        (0.74%) (g)       123.44%
  April 30, 2003
  (Unaudited)

CLASS C SHARES
Period Ended . . . . . . . .    2.45% (g)    (1.10%) (g)        6.72% (g)        (5.37%) (g)       236.28%
  October 31, 2001 (e)
Year Ended . . . . . . . . .        2.46%        (0.53%)            2.95%            (1.02%)       226.70%
  October 31, 2002
Six Months Ended . . . . . .    2.40% (g)      0.07% (g)        3.18% (g)        (0.70%) (g)       123.44%
  April 30, 2003
  (Unaudited)

INSTITUTIONAL SERVICE
CLASS SHARES
Period Ended . . . . . . . .    1.52% (g)      0.39% (g)        3.75% (g)        (1.84%) (g)        46.31%
  October 31, 2000 (d)
Year Ended . . . . . . . . .        1.52%          0.03%            3.72%            (2.17%)       236.28%
  October 31, 2001
Year Ended . . . . . . . . .        1.48%          0.48%            1.85%              0.11%       226.70%
  October 31, 2002
Six Months Ended . . . . . .    1.40% (g)      1.03% (g)        2.17% (g)          0.27% (g)       123.44%
  April 30, 2003
  (Unaudited)
----------------------------------------------------------------------------------------------------------

(a)  Excludes  sales  charge.
(b) During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(d) For the period from August 30, 2000 (commencement of operations) through October 31, 2000.
(e) For the period from March 1, 2001 (commencement of operations) through October 31, 2001.
(f)  Not  annualized.
(g)  Annualized.

GARTMORE  INTERNATIONAL  SMALL  CAP  GROWTH  FUND

                                                       INVESTMENT  ACTIVITIES
-----------------------------------------------------------------------------------------------------------------------------
                                                                NET
                                                           REALIZED AND
                                  NET                       UNREALIZED       TOTAL     NET ASSET                  NET ASSETS
                             ASSET VALUE,        NET           GAINS         FROM        VALUE,                   AT END OF
                               BEGINNING     INVESTMENT     (LOSSES) ON   INVESTMENT     END OF       TOTAL         PERIOD
                               OF PERIOD    INCOME (LOSS)   INVESTMENTS   ACTIVITIES     PERIOD     RETURN (A)      (000S)
-----------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES
Period Ended. . . . . . . .  $       10.00         (0.03)         (3.39)       (3.42)  $     6.58  (34.20%) (g)  $        834
  October 31, 2001 (d)
Year Ended. . . . . . . . .  $        6.58         (0.03)         (1.04)       (1.07)  $     5.51      (16.26%)  $        810
  October 31, 2002
Six Months Ended. . . . . .  $        5.51             -              -            -   $     5.51     0.00% (g)  $      1,990
  April 30, 2003
  (Unaudited)

CLASS B SHARES
Period Ended. . . . . . . .  $       10.00         (0.07)         (3.39)       (3.46)  $     6.54  (34.60%) (g)  $        828
  October 31, 2001 (d)
Year Ended. . . . . . . . .  $        6.54         (0.08)         (1.03)       (1.11)  $     5.43      (16.97%)  $        705
  October 31, 2002
Six Months Ended. . . . . .  $        5.43         (0.02)          0.01        (0.01)  $     5.42   (0.18%) (g)  $        694
  April 30, 2003
  (Unaudited)

CLASS C SHARES
Period Ended. . . . . . . .  $        9.45         (0.04)         (2.86)       (2.90)  $     6.55  (30.69%) (g)  $          2
  October 31, 2001 (e)
Year Ended. . . . . . . . .  $        6.55         (0.05)         (1.07)       (1.12)  $     5.43      (17.10%)  $          6
  October 31, 2002
Six Months Ended. . . . . .  $        5.43         (0.03)          0.02        (0.01)  $     5.42   (0.18%) (g)  $          3
  April 30, 2003
  (Unaudited) (f)

INSTITUTIONAL SERVICE
CLASS SHARES
Period Ended. . . . . . . .  $       10.00             -          (3.39)       (3.39)  $     6.61  (33.90%) (g)  $        826
  October 31, 2001 (d)
Year Ended. . . . . . . . .  $        6.61         (0.02)         (1.05)       (1.07)  $     5.54      (16.19%)  $        693
  October 31, 2002
Six Months Ended. . . . . .  $        5.54             -           0.01         0.01   $     5.55     0.18% (g)  $        694
  April 30, 2003
  (Unaudited)

INSTITUTIONAL CLASS SHARES
Period Ended. . . . . . . .  $       10.00          0.01          (3.39)       (3.38)  $     6.62  (33.80%) (g)  $        827
  October 31, 2001 (d)
Year Ended. . . . . . . . .  $        6.62         (0.01)         (1.06)       (1.07)  $     5.55      (16.16%)  $        694
  October 31, 2002
Six Months Ended. . . . . .  $        5.55             -           0.02         0.02   $     5.57     0.36% (g)  $        696
  April 30, 2003
  (Unaudited)
-----------------------------------------------------------------------------------------------------------------------------

                                                 RATIOS  /  SUPPLEMENTAL  DATA
---------------------------------------------------------------------------------------------------------
                                                                            RATIO OF NET
                                          RATIO OF NET      RATIO OF         INVESTMENT
                              RATIO OF     INVESTMENT       EXPENSES           INCOME
                              EXPENSES    INCOME (LOSS)     (PRIOR TO     (LOSS) (PRIOR TO
                             TO AVERAGE    TO AVERAGE    REIMBURSEMENTS)   REIMBURSEMENTS)
                                 NET           NET         TO AVERAGE        TO AVERAGE       PORTFOLIO
                               ASSETS        ASSETS      NET ASSETS (B)    NET ASSETS (B)    TURNOVER (C)
---------------------------------------------------------------------------------------------------------
CLASS A SHARES
Period Ended. . . . . . . .    1.85% (h)    (0.37%) (h)        6.81% (h)        (5.33%) (h)       121.33%
  October 31, 2001 (d)
Year Ended. . . . . . . . .        1.70%        (0.46%)            3.31%            (2.07%)       140.18%
  October 31, 2002
Six Months Ended. . . . . .    1.63% (h)      0.06% (h)        3.28% (h)        (1.60%) (h)        65.43%
  April 30, 2003
  (Unaudited)

CLASS B SHARES
Period Ended. . . . . . . .    2.45% (h)    (0.96%) (h)        7.57% (h)        (6.08%) (h)       121.33%
  October 31, 2001 (d)
Year Ended. . . . . . . . .        2.40%        (1.16%)            4.06%            (2.82%)       140.18%
  October 31, 2002
Six Months Ended. . . . . .    2.37% (h)    (0.85%) (h)        3.98% (h)        (2.47%) (h)        65.43%
  April 30, 2003
  (Unaudited)

CLASS C SHARES
Period Ended. . . . . . . .    2.45% (h)    (1.14%) (h)       15.71% (h)       (14.40%) (h)       121.33%
  October 31, 2001 (e)
Year Ended. . . . . . . . .        2.40%        (0.88%)            4.00%            (2.48%)       140.18%
  October 31, 2002
Six Months Ended. . . . . .    2.37% (h)    (1.14%) (h)        3.89% (h)        (2.66%) (h)        65.43%
  April 30, 2003
  (Unaudited) (f)

INSTITUTIONAL SERVICE
CLASS SHARES
Period Ended. . . . . . . .    1.52% (h)    (0.04%) (h)        6.54% (h)        (5.06%) (h)       121.33%
  October 31, 2001 (d)
Year Ended. . . . . . . . .        1.42%        (0.18%)            3.06%            (1.82%)       140.18%
  October 31, 2002
Six Months Ended. . . . . .    1.37% (h)      0.15% (h)        2.98% (h)        (1.47%) (h)        65.43%
  April 30, 2003
  (Unaudited)

INSTITUTIONAL CLASS SHARES
Period Ended. . . . . . . .    1.37% (h)      0.11% (h)        6.53% (h)        (5.05%) (h)       121.33%
  October 31, 2001 (d)
Year Ended. . . . . . . . .        1.37%        (0.13%)            3.06%            (1.82%)       140.18%
  October 31, 2002
Six Months Ended. . . . . .    1.37% (h)      0.17% (h)        2.98% (h)        (1.44%) (h)        65.43%
  April 30, 2003
  (Unaudited)
---------------------------------------------------------------------------------------------------------

(a)  Excludes  sales  charge.
(b) During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(d) For the period from December 21, 2000 (commencement of operations) through October 31, 2001.
(e) For the period from March 1, 2001 (commencement of operations) through October 31, 2001.
(f) Net investment income (loss) is based on average shares outstanding during the period.
(g)  Not  annualized.
(h)  Annualized.

                  INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH
                      THE PROSPECTUS FOR FUTURE REFERENCE.

--------------------------------------------------------------------------------

                              GARTMORE MUTUAL FUNDS
                                  SECTOR SERIES

               Gartmore Global Technology and Communications Fund
                     Gartmore Global Financial Services Fund
                         Gartmore Global Utilities Fund
                      Gartmore Global Health Sciences Fund

                 Prospectus Supplement dated December 30, 2003
                        to Prospectus dated March 1, 2003

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.

The disclosure with respect to the portfolio manager for the Gartmore Global Utilities Fund in the "Management" section on page 23 of the above noted Prospectus is deleted and replaced with the following:

     GARTMORE GLOBAL UTILITIES FUND: A team of portfolio managers from Gartmore Global Partners is responsible for the day-to-day management of the Fund.

The disclosure with respect to the portfolio manager for the Gartmore Global Financial Services Fund in the "Management" section on pages 22-23 of the above noted Prospectus is deleted and replaced with the following:

     GARTMORE GLOBAL FINANCIAL SERVICES FUND: A team of portfolio managers from Gartmore Global Partners is responsible for the day-to-day management of the Fund.

Beginning December 30, 2003, each of the Funds will also offer Class R shares. Class R shares will generally only be available to certain retirement plans. Please see a further description of who is eligible to purchase Class R shares below. The following information supplements the Prospectus:

1. The following information is added to the performance tables for the Funds in the Fund Summaries. It is added on page 5 for the Gartmore Global Technology and Communications Fund, on page 9 for the Gartmore Global Financial Services Fund, on page 13 for the Gartmore Global Utilities Fund, and on page 17 for the Gartmore Global Health Sciences Fund.

AVERAGE ANNUAL RETURNS - AS OF 12/31/021                                           1 YEAR    INCEPTION2
-------------------------------------------------------------------------------------------------------
Gartmore Global Technology and Communications Fund Class R shares7 - Before Taxes  -43.94%      -41.19%
Gartmore Global Financial Services Fund Class R shares7 - Before Taxes. . . . . .  -10.81%       -9.17%
Gartmore Global Utilities Fund Class R shares7 - Before Taxes . . . . . . . . . .  -25.64%      -24.87%
Gartmore Global Health Sciences Fund Class R shares7 - Before Taxes . . . . . . .  -20.18%      -10.35%

1 These returns reflect performance after sales charges, if any, and expenses are deducted.
2 The Gartmore Global Technology and Communications Fund commenced operations on June 30, 2000. The Gartmore Global Financial Services Fund and the Gartmore Global Utilities Fund commenced operations on December 18, 2001. The Gartmore Global Health Sciences Fund commenced operations on December 29, 2000.
7 These returns through December 31, 2002 are based on the performance of the Fund's Class B shares, which was achieved prior to the creation of the Class R shares. The returns have been adjusted for the fact that Class R shares do not have any applicable sales charges but have not been adjusted for the lower expenses applicable to Class R shares. Excluding the effect of any fee waivers or reimbursements, the prior performance is similar to what Class R shares would have produced because the Class R shares will invest in the same portfolio of securities as Class B shares.

2. The following information is added to the fee tables for the Funds in the Fund Summaries. It is added on page 5 for the Gartmore Global Technology and Communications Fund, on page 9 for the Gartmore Global Financial Services Fund, on page 13 for the Gartmore Global Utilities Fund, and on page 17 for the Gartmore Global Health Sciences Fund.

--------------------------------------------------------------------------------

FEES  AND  EXPENSES  -  CLASS  R  SHARES

This table describes the fees and expenses that you may pay if you buy and hold Class R shares of each Fund.

                                   GARTMORE GLOBAL        GARTMORE
SHAREHOLDER FEES1                   TECHNOLOGY AND    GLOBAL FINANCIAL        GARTMORE       GARTMORE GLOBAL
FEES PAID DIRECTLY FROM             COMMUNICATIONS        SERVICES        GLOBAL UTILITIES   HEALTH SCIENCES
YOUR INVESTMENT)                         FUND               FUND                FUND               FUND
-------------------------------------------------------------------------------------------------------------
Maximum Sales Charge
(Load) Imposed on
Purchases (as a percentage
of offering price). . . . . . . .  None              None                 None               None
-------------------------------------------------------------------------------------------------------------
Maximum Deferred Sales
Charge (Load) (as a
percentage of offering or
sale price, whichever is less). .  None              None                 None               None
-------------------------------------------------------------------------------------------------------------
Redemption Fee (as a percentage
of amount redeemed) 2 . . . . . .             2.00%                2.00%              2.00%             2.00%
-------------------------------------------------------------------------------------------------------------

                                   GARTMORE GLOBAL
ANNUAL FUND OPERATING EXPENSE . .  TECHNOLOGY AND    GARTMORE GLOBAL      GARTMORE GLOBAL    GARTMORE GLOBAL
(EXPENSES THAT ARE DEDUCTED FROM.  COMMUNICATIONS    FINANCIAL SERVICES   UTILITIES          HEALTH SCIENCES
FUND ASSETS). . . . . . . . . . .  FUND              FUND                 FUND               FUND
-------------------------------------------------------------------------------------------------------------
Management Fees . . . . . . . . .             0.98%                1.00%              0.80%             1.00%
-------------------------------------------------------------------------------------------------------------
Distribution and/or
Service (12b-1) Fees3 . . . . . .             0.40%                0.40%              0.40%             0.40%
-------------------------------------------------------------------------------------------------------------
Other Expenses4 . . . . . . . . .             1.00%                2.69%              3.11%             1.87%
-------------------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND
OPERATING EXPENSES. . . . . . . .             2.38%                4.09%              4.31%             3.27%
-------------------------------------------------------------------------------------------------------------
Amount of Fee Waivers/
Expense Reimbursements. . . . . .             0.38%                2.09%              2.51%             1.42%
-------------------------------------------------------------------------------------------------------------
TOTAL ANNUAL
FUND OPERATING EXPENSES
(AFTER WAIVERS/
REIMBURSEMENTS) 5 . . . . . . . .             2.00%                2.00%              1.80%             1.85%
-------------------------------------------------------------------------------------------------------------

1 If you buy and sell shares through a broker or other financial intermediary, they may also charge you a separate transaction fee.
2 A redemption fee of 2.00% will be charged for any shares redeemed within 90 days after the date they are acquired. This fee does not apply to shares purchased through reinvested dividends or capital gains or shares held in certain omnibus accounts or retirement plans that cannot implement the fees. See "Buying and Selling and Exchanging Fund Shares-Selling Shares-Redemption Fees" on page 29 and "Buying and Selling and Exchanging Fund Shares-Selling Shares-Exchanging Fund Shares-Excessive Exchange Activity" on page 31.
3 "Distribution and/or Service (12b-1) Fees" are based on estimates for the new Class R shares during the current fiscal year. These fees could increase to 0.50% of a Fund's average daily net assets.
4 "Other Expenses" have been restated to reflect revised fees under the Funds' fund administration, transfer agency and custody agreements and other fee changes implemented for the fiscal year ended October 31, 2003.
5 GMF or GGAMT and the Trust have entered into a written contract limiting operating expenses (excluding certain expenses including, but not limited to, any taxes, interest, brokerage fees, extraordinary expenses, Rule 12b-1 fees, short sale dividend expenses and administrative services fees) to 1.40% for the Class R shares of the Gartmore Global Technology and Communications Fund, to 1.40% for the Class R shares of the Gartmore Global Financial Services Fund, to 1.20% for the Class R shares of the Gartmore Global Utilities Fund, and to 1.25% for the Class R shares of the Gartmore Global Health Sciences Fund at least through February 28, 2005. If the maximum amount of the Rule 12b-1 fees and administrative services fees were charged "Total Annual Fund Operating Expenses" could increase to 2.15% for the Class R shares of the Gartmore Global Technology and Communications Fund, 2.15% for Class R shares of the Gartmore Global Financial Services
     Fund, 1.95% for the Class R shares of the Gartmore Global Utilities Fund, and 2.00% for the Class R shares of the Gartmore Global Health Sciences Fund before GMF and GGAMT would be required to limit the Fund's expenses. The Trust is authorized to reimburse GMF for management fees previously waived and/or for the cost of Other Expenses paid by GMF and GGAMT provided that any such reimbursement will not cause the Fund to exceed the expense limitations in the agreement. The Trust's ability to reimburse GMF and GGAMT in this manner only applies to fees paid or reimbursements made by GMF and GGAMT at some time within the first five years from the time this Fund commenced operations.

--------------------------------------------------------------------------------

3. The following replaces the first sentences of footnote 8 to the Gartmore Global Technology and Communications Fund Fee Table on page 6, to the Gartmore Global Financial Services Fund Fee Table on page 10, to the
     Gartmore Global Utilities Fund Fee Table on page 14 and to the Gartmore Global Health Sciences Fund Fee Table on page 18 of the Prospectus:

     GMF or GGAMT and the Trust have entered into a written contract limiting operating expenses (excluding certain expenses including, but not limited to, any taxes, interest, brokerage fees, extraordinary expenses, Rule 12b-1 fees, short sale dividend expenses and administrative services fees) to 1.40% for all classes of shares of the Gartmore Global Technology and Communications Fund, to 1.40% for all classes of shares of the Gartmore Global Financial Services Fund, to 1.20% for all classes of shares of the Gartmore Global Utilities Fund, and to 1.25% for all classes of shares of the Gartmore Global Health Sciences Fund at least through February 29, 2004.

4. The following information is added to the "EXAMPLE" for the Funds in the Fund Summaries. It is added on page 6 for the Gartmore Global Technology and Communications Fund, on page 10 for the Gartmore Global Financial Services Fund, on page 14 for the Gartmore Global Utilities Fund, and on page 18 for the Gartmore Global Health Sciences Fund.

EXAMPLE

This example shows what you could pay in expenses over time. You can also use this example to compare the cost of this Fund with other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year, no changes in expense, and the expense limitations described above for one year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                         1 YEAR   3 YEARS   5 YEARS   10 YEARS
-------------------------------------------------------------------------------
Gartmore Global Technology and
Communications Fund
Class R Shares. . . . . . . . . . . . .  $   203  $    706  $  1,236  $   2,687
-------------------------------------------------------------------------------
Gartmore Global Financial Services Fund
Class R Shares. . . . . . . . . . . . .  $   203  $  1,053  $  1,919  $   4,153
-------------------------------------------------------------------------------
Gartmore Global Utilities Fund
Class R Shares. . . . . . . . . . . . .  $   183  $  1,079  $  1,987  $   4,312
-------------------------------------------------------------------------------
Gartmore Global Health Sciences Fund
Class R Shares. . . . . . . . . . . . .  $   188  $    874  $  1,585  $   3,471
-------------------------------------------------------------------------------
--------------------------------------------------------------------------------

5. The following new information with respect to Class R shares is included in the "BUYING, SELLING AND EXCHANGING FUND SHARES" section on pages 24 - 31 of the Prospectus:

Class R shares generally are available only to 401(k) plans, 457 plans, employer sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans, non-qualified deferred compensation plans and other retirement accounts (collectively, "retirement plans") whereby the plan or the plan's financial service firm has an agreement with the Gartmore Distribution Services, Inc. to utilize Class R shares in certain investment products or programs. Class R shares are generally available to small and mid sized retirement plans having at least $1 million in assets. In addition, Class R shares also are generally available only to retirement plans where Class R shares are held on the books of the Funds through omnibus accounts (either at the plan level or at the level of the plan service provider) and where the plans are introduced by an intermediary, such as a broker, third party administrator, registered investment adviser or other plan service provider. Class R shares are not available to retail or institutional non-retirement accounts, traditional and Roth IRAs, Coverdell Education Savings Accounts, SEPs, SAR-SEPs, SIMPLE IRAs, or individual 403(b) plans, or through 529 Plan accounts.

Class R shares pay distribution and/or servicing fees under a Distribution Plan. These fees are either paid by the Distributor to intermediaries for distribution and shareholder services or retained by the Distributor. In addition, intermediaries may receive administrative service fees. These fees are paid to such entities when they provide recordkeeping and/or other administrative support services to the retirement plans and their participants.

Retirement plan participants should contact their retirement plan administrator for information regarding buying or selling Class R shares. Retirement plans or their administrators wishing to purchase or sell Class R shares should contact Customer Service at 1-800-848-0920 for more information. Because Class R shares of the Funds are held within retirement plans, exchange privileges with other Class R shares of the Gartmore Funds may not be available unless the Class R shares of the other Gartmore Funds are also available within a plan.

A retirement plan's intermediaries can help determine which class is appropriate for that retirement plan. If a retirement plan qualifies to purchase Class A or Institutional Service Class shares of the Fund, one of these other classes may be more appropriate than Class R shares. Specifically if a retirement plan eligible to purchase Class R shares is otherwise qualified to purchase Class A shares at net asset value or at a reduced sales charge or to purchase Institutional Service Class shares, one of these classes may be selected where the retirement plan does not require the distribution and administrative support services typically required by Class R share investors and/or the retirement plan's intermediaries have elected to forgo the level of compensation that Class R shares provide. Plan fiduciaries should consider their obligations under ERISA in determining which class is an appropriate investment for a retirement plan. A retirement plan's intermediaries may receive different compensation depending upon which class is chosen.

--------------------------------------------------------------------------------

6. The "DISTRIBUTION PLAN" section on page 30 of the Prospectus is deleted and replaced with the following:

DISTRIBUTION  PLAN

In addition to the sales charges which you may pay for Class A, Class B and Class C shares, the Trust has adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940, which permits Class A, Class B, Class C, and Class R shares of the Funds to compensate the Distributor for expenses associated with distributing and selling such shares and providing shareholder services.

DISTRIBUTION  AND  SERVICE  FEES

Under the Distribution Plan, Class A, Class B, Class C and Class R shares of the Funds pay the Distributor compensation which is accrued daily and paid monthly. Each Fund shall pay amounts not exceeding an annual amount of:

CLASS                   AS A % OF DAILY NET ASSETS
-----------------------------------------------------------
Class A shares  0.25% (distribution or service fee)
-----------------------------------------------------------
Class B shares  1.00% (0.25% service fee)
-----------------------------------------------------------
Class C shares  1.00% (0.25% service fee)
-----------------------------------------------------------
Class R shares  0.50% (0.25% of which may be a service fee)
-----------------------------------------------------------

Institutional  Service  Class  shares  pay  no  12b-1  fees.

Because these fees are paid out of the Funds' assets on an ongoing basis, these fees will increase the cost of your investment over time and may cost you more than paying other types of sales charges.

7. The following new section will be added to page 32 of the Prospectus under DISTRIBUTION AND TAXES:

TAX  STATUS  FOR  RETIREMENT  PLANS  AND  OTHER  TAX-DEFERRED  ACCOUNTS

When you use a Fund as an investment option under a qualified employee benefit plan or retirement plan or through some other tax-deferred account, dividend and capital gain distributions from the Fund generally are not currently subject to federal income taxes. In general, the entities eligible to purchase the Class R shares of a Fund are governed by complex tax rules. You should ask your own tax advisor or plan administrator for more information about your own tax situation, including possible state or local taxes.

8. The tables in the "FINANCIAL HIGHLIGHTS" section beginning on page 33 of the Prospectus are replaced in their entirety by the following tables, which include the unaudited information for each of the classes of the Funds (except Class R shares which had not yet commenced operations) for the period ended April 30, 2003:

--------------------------------------------------------------------------------

FINANCIAL  HIGHLIGHTS

GARTMORE  GLOBAL  FINANCIAL  SERVICES  FUND

                                                  INVESTMENT ACTIVITIES               DISTRIBUTIONS
----------------------------------------------------------------------------------------------------------------------------
                                                           NET
                                                      REALIZED AND
                             NET                       UNREALIZED       TOTAL                                       NET
                        ASSET VALUE,        NET           GAINS         FROM          NET                      ASSET VALUE,
                          BEGINNING     INVESTMENT     (LOSSES) ON   INVESTMENT   INVESTMENT       TOTAL          END OF
                          OF PERIOD    INCOME (LOSS)   INVESTMENTS   ACTIVITIES     INCOME     DISTRIBUTIONS      PERIOD
----------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES
Period Ended . . . . .  $       10.00          0.04          (1.12)       (1.08)           -               -   $        8.92
  October 31, 2002 (d)
Six Months Ended . . .  $        8.92          0.04           0.55         0.59        (0.02)          (0.02)  $        9.49
  April 30, 2003
  (Unaudited)

CLASS B SHARES
Period Ended . . . . .  $       10.00         (0.02)         (1.11)       (1.13)           -               -   $        8.87
  October 31, 2002 (d)
Six Months Ended . . .  $        8.87          0.01           0.54         0.55            -               -   $        9.42
  April 30, 2003
  (Unaudited)

CLASS C SHARES
Period Ended . . . . .  $       10.00         (0.02)         (1.11)       (1.13)           -               -   $        8.87
  October 31, 2002 (d)
Six Months Ended . . .  $        8.87          0.01           0.54         0.55            -               -   $        9.42
  April 30, 2003
  (Unaudited)

INSTITUTIONAL SERVICE
CLASS SHARES
Period Ended . . . . .  $       10.00          0.06)         (1.12)       (1.06)           -               -   $        8.94
  October 31, 2002 (d)
Six Months Ended . . .  $        8.94          0.06           0.55         0.61        (0.03)          (0.03)  $        9.52
  April 30, 2003
  (Unaudited)
--------------------------------------------------------------------------------------------------------------------------------

                                                                 RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                   RATIO OF NET
                                                                 RATIO OF NET      RATIO OF         INVESTMENT
                                                     RATIO OF     INVESTMENT       EXPENSES           INCOME
                                       NET ASSETS    EXPENSES    INCOME (LOSS)     (PRIOR TO     (LOSS) (PRIOR TO
                                       AT END OF    TO AVERAGE    TO AVERAGE    REIMBURSEMENTS)   REIMBURSEMENTS)
                           TOTAL         PERIOD         NET           NET         TO AVERAGE        TO AVERAGE       PORTFOLIO
                         RETURN (A)      (000S)       ASSETS        ASSETS      NET ASSETS (B)    NET ASSETS (B)    TURNOVER (C)
--------------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES
Period Ended . . . . .  (10.78%) (e)  $        675    1.66% (f)      0.47% (f)        3.76% (f)        (1.63%) (f)       102.39%
  October 31, 2002 (d)
Six Months Ended . . .     6.64% (e)  $        727    1.65% (f)      0.95% (f)        3.55% (f)        (0.96%) (f)        93.54%
  April 30, 2003
  (Unaudited)

CLASS B SHARES
Period Ended . . . . .  (11.30%) (e)  $        672    2.38% (f)    (0.25%) (f)        4.51% (f)        (2.38%) (f)       102.39%
  October 31, 2002 (d)
Six Months Ended . . .     6.23% (e)  $        717    2.40% (f)      0.19% (f)        4.30% (f)        (1.71%) (f)        93.54%
  April 30, 2003
  (Unaudited)

CLASS C SHARES
Period Ended . . . . .  (11.30%) (e)  $        665    2.38% (f)    (0.25%) (f)        4.51% (f)        (2.38%) (f)       102.39%
  October 31, 2002 (d)
Six Months Ended . . .     6.23% (e)  $        709    2.40% (f)      0.19% (f)        4.30% (f)        (1.71%) (f)        93.54%
  April 30, 2003
  (Unaudited)

INSTITUTIONAL SERVICE
CLASS SHARES
Period Ended . . . . .  (10.57%) (e)  $        671    1.40% (f)      0.73% (f)        3.51% (f)        (1.38%) (f)       102.39%
  October 31, 2002 (d)
Six Months Ended . . .     6.81% (e)  $        716    1.40% (f)      1.19% (f)        3.30% (f)        (0.71%) (f)        93.54%
  April 30, 2003
  (Unaudited)
--------------------------------------------------------------------------------------------------------------------------------

(a)  Excludes  sales  charge.
(b) During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratio would have been as indicated.
(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(d) For the period from December 18, 2001 (commencement of operations) through October 31, 2002.
(e)  Not  annualized.
(f)  Annualized.

--------------------------------------------------------------------------------

FINANCIAL  HIGHLIGHTS

GARTMORE  GLOBAL  HEALTH  SCIENCES  FUND

                                                  INVESTMENT ACTIVITIES               DISTRIBUTIONS
-------------------------------------------------------------------------------------------------------------------------
                                                           NET
                                                      REALIZED AND
                             NET                       UNREALIZED       TOTAL                                    NET
                        ASSET VALUE,        NET           GAINS         FROM       RETURN                   ASSET VALUE,
                          BEGINNING     INVESTMENT     (LOSSES) ON   INVESTMENT      OF         TOTAL          END OF
                          OF PERIOD    INCOME (LOSS)   INVESTMENTS   ACTIVITIES   CAPITAL   DISTRIBUTIONS      PERIOD
-------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES
Period Ended . . . . .  $       10.00         (0.03)         (0.63)       (0.66)    (0.01)          (0.01)  $        9.33
  October 31, 2001 (d)
Year Ended . . . . . .  $        9.33         (0.06)         (0.97)       (1.03)        -               -   $        8.30
  October 31, 2002
Six Months Ended . . .  $        8.30         (0.02)          0.46         0.44         -               -   $        8.74
  April 30, 2003
  (Unaudited)

CLASS B SHARES
Period Ended . . . . .  $       10.00         (0.09)         (0.62)       (0.71)        -               -   $        9.29
  October 31, 2001 (d)
Year Ended . . . . . .  $        9.29         (0.15)         (0.93)       (1.08)        -               -   $        8.21
  October 31, 2002
Six Months Ended . . .  $        8.21         (0.05)          0.45         0.40         -               -   $        8.61
  April 30, 2003
  (Unaudited)

CLASS C SHARES
Period Ended . . . . .  $        7.92         (0.01)          0.30         0.29         -               -   $        8.21
  October 31, 2002 (e)
Six Months Ended . . .  $        8.21         (0.04)          0.45         0.41         -               -   $        8.62
  April 30, 2003
  (Unaudited)

INSTITUTIONAL SERVICE
 CLASS SHARES
Period Ended . . . . .  $       10.00         (0.01)         (0.62)       (0.63)    (0.01)          (0.01)  $        9.36
  October 31, 2001 (d)
Year Ended . . . . . .  $        9.36         (0.04)         (0.97)       (1.01)        -               -   $        8.35
  October 31, 2002
Six Months Ended . . .  $        8.35         (0.02)          0.47         0.45         -               -   $        8.80
  April 30, 2003
  (Unaudited)
-------------------------------------------------------------------------------------------------------------------------

                                                                 RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                  RATIO OF NET
                                                                RATIO OF NET      RATIO OF         INVESTMENT
                                                    RATIO OF     INVESTMENT       EXPENSES           INCOME
                                      NET ASSETS    EXPENSES    INCOME (LOSS)     (PRIOR TO     (LOSS) (PRIOR TO
                                      AT END OF    TO AVERAGE    TO AVERAGE    REIMBURSEMENTS)   REIMBURSEMENTS)
                           TOTAL        PERIOD         NET           NET         TO AVERAGE        TO AVERAGE       PORTFOLIO
                        RETURN (A)      (000S)       ASSETS        ASSETS      NET ASSETS (B)    NET ASSETS (B)    TURNOVER (C)
-------------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES
Period Ended . . . . .  (6.61%) (f)  $        779    1.53% (g)    (0.55%) (g)        6.84% (g)        (5.86%) (g)       754.05%
  October 31, 2001 (d)
Year Ended . . . . . .     (11.04%)  $      1,538        1.60%        (0.99%)            3.10%            (2.49%)       893.80%
  October 31, 2002
Six Months Ended . . .     5.30%(f)  $      2,410    1.56% (g)    (0.70%) (g)        2.73% (g)        (1.87%) (g)       302.81%
  April 30, 2003
  (Unaudited)

CLASS B SHARES
Period Ended . . . . .  (7.10%) (f)  $        774    2.13% (g)    (1.15%) (g)        7.61% (g)        (6.63%) (g)       754.05%
  October 31, 2001 (d)
Year Ended . . . . . .     (11.63%)  $        730        2.28%        (1.71%)            4.00%            (3.43%)       893.80%
  October 31, 2002
Six Months Ended . . .    4.87% (f)  $        766    2.25% (g)    (1.35%) (g)        3.40% (g)        (2.51%) (g)       302.81%
  April 30, 2003
  (Unaudited)

CLASS C SHARES
Period Ended . . . . .    3.66% (f)  $         58    2.25% (g)    (1.69%) (g)        2.80% (g)        (2.24%) (g)       893.80%
  October 31, 2002 (e)
Six Months Ended . . .    4.99% (f)  $         98    2.25% (g)    (1.38%) (g)        3.41% (g)        (2.54%) (g)       302.81%
  April 30, 2003
  (Unaudited)

INSTITUTIONAL SERVICE
 CLASS SHARES
Period Ended . . . . .  (6.25%) (f)  $        781    1.10% (g)    (0.13%) (g)        6.59% (g)        (5.62%) (g)       754.05%
  October 31, 2001 (d)
Year Ended . . . . . .     (10.79%)  $      1,403        1.27%        (0.66%)            2.85%            (2.24%)       893.80%
  October 31, 2002
Six Months Ended . . .    5.39% (f)  $      1,869    1.39% (g)    (0.52%) (g)        2.55% (g)        (1.68%) (g)       302.81%
  April 30, 2003
  (Unaudited)
-------------------------------------------------------------------------------------------------------------------------------

(a)  Excludes  sales  charge.
(b) During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratio would have been as indicated.
(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(d) For the period from December 29, 2000 (commencement of operations) through October 31, 2001.
(e) For the period from September 23, 2002 (commencement of operations) through October 31, 2002.
(f)  Not  annualized.
(g)  Annualized.

--------------------------------------------------------------------------------

GARTMORE  GLOBAL  TECHNOLOGY  AND  COMMUNICATIONS  FUND

                                                  INVESTMENT ACTIVITIES               DISTRIBUTIONS
--------------------------------------------------------------------------------------------------------------------------
                                                           NET
                                                      REALIZED AND
                             NET                       UNREALIZED       TOTAL                                     NET
                        ASSET VALUE,        NET           GAINS         FROM         NET                     ASSET VALUE,
                          BEGINNING     INVESTMENT     (LOSSES) ON   INVESTMENT   REALIZED       TOTAL          END OF
                          OF PERIOD    INCOME (LOSS)   INVESTMENTS   ACTIVITIES     GAINS    DISTRIBUTIONS      PERIOD
--------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES
Period Ended . . . . .  $       10.00         (0.02)          1.14         1.12          -               -   $       11.12
  October 31, 2000 (d)
Year Ended . . . . . .  $       11.12         (0.06)         (6.41)       (6.47)     (0.63)          (0.63)  $        4.02
  October 31, 2001
Year Ended . . . . . .  $        4.02         (0.04)         (1.35)       (1.39)         -               -   $        2.63
  October 31, 2002
Six Months Ended . . .  $        2.63         (0.01)          0.11         0.10          -               -   $        2.73
  April 30, 2003
  (Unaudited)

CLASS B SHARES
Period Ended . . . . .          10.00         (0.06)          1.15         1.09          -               -   $       11.09
  October 31, 2000 (d)
Year Ended . . . . . .  $       11.09         (0.09)         (6.40)       (6.49)     (0.63)          (0.63)  $        3.97
  October 31, 2001
Year Ended . . . . . .  $        3.97         (0.07)         (1.32)       (1.39)         -               -   $        2.58
  October 31, 2002
Six Months Ended . . .  $        2.58         (0.02)          0.11         0.09          -               -   $        2.67
  April 30, 2003
  (Unaudited)

CLASS C SHARES
Period Ended . . . . .  $        5.37         (0.02)         (1.36)       (1.38)         -               -   $        3.99
  October 31, 2001 (e)
Year Ended . . . . . .  $        3.99         (0.08)         (1.31)       (1.39)         -               -   $        2.60
  October 31, 2002
Six Months Ended . . .  $        2.60         (0.03)          0.12         0.09          -               -   $        2.69
  April 30, 2003
  (Unaudited)

INSTITUTIONAL SERVICE
CLASS SHARES
Period Ended . . . . .  $       10.00         (0.03)          1.15         1.12          -               -   $       11.12
  October 31, 2000 (d)
Year Ended . . . . . .  $       11.12         (0.04)         (6.39)       (6.43)     (0.63)          (0.63)  $        4.06
  October 31, 2001
Year Ended . . . . . .  $        4.06         (0.03)         (1.37)       (1.40)         -               -   $        2.66
  October 31, 2002
Six Months Ended . . .  $        2.66         (0.01)          0.12         0.11          -               -   $        2.77
  April 30, 2003
  (Unaudited)
--------------------------------------------------------------------------------------------------------------------------

                                                                 RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                   RATIO OF NET
                                                                 RATIO OF NET      RATIO OF         INVESTMENT
                                                     RATIO OF     INVESTMENT       EXPENSES           INCOME
                                       NET ASSETS    EXPENSES    INCOME (LOSS)     (PRIOR TO     (LOSS) (PRIOR TO
                                       AT END OF    TO AVERAGE    TO AVERAGE    REIMBURSEMENTS)   REIMBURSEMENTS)
                           TOTAL        PERIOD         NET           NET         TO AVERAGE        TO AVERAGE       PORTFOLIO
                         RETURN (A)      (000S)       ASSETS        ASSETS      NET ASSETS (B)    NET ASSETS (B)    TURNOVER (C)
--------------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES
Period Ended . . . . .    11.20% (f)  $      4,602    1.73% (g)    (1.07%) (g)        4.43% (g)        (3.77%) (g)       149.08%
  October 31, 2000 (d)
Year Ended . . . . . .      (60.93%)  $      2,038        1.73%        (1.05%)            6.38%            (5.70%)       922.33%
  October 31, 2001
Year Ended . . . . . .  (34.58%) (h)  $      1,514        1.69%        (1.37%)            2.56%            (2.24%)       944.01%
  October 31, 2002
Six Months Ended . . .     3.80% (f)  $      1,728    1.69% (g)    (1.18%) (g)        3.52% (g)        (3.01%) (g)       491.30%
  April 30, 2003
  (Unaudited)

CLASS B SHARES
Period Ended . . . . .    10.90% (f)  S      2,275    2.33% (g)    (1.69%) (g)        5.18% (g)        (4.54%) (g)       149.08%
  October 31, 2000 (d)
Year Ended . . . . . .      (61.30%)  $      1,137        2.33%        (1.66%)            7.21%            (6.54%)       922.33%
  October 31, 2001
Year Ended . . . . . .  (35.01%) (h)  $        780        2.38%        (2.02%)            3.32%            (2.96%)       944.01%
  October 31, 2002
Six Months Ended . . .     3.49% (f)  $        808    2.40% (g)    (1.90%) (g)        4.24% (g)        (3.72%) (g)       491.30%
  April 30, 2003
  (Unaudited)

CLASS C SHARES
Period Ended . . . . .  (25.70%) (f)  $         29    2.33% (g)    (1.79%) (g)        9.94% (g)        (9.40%) (g)       922.33%
  October 31, 2001 (e)
Year Ended . . . . . .  (34.84%) (h)  $         17        2.38%        (1.83%)            3.40%            (2.85%)       944.01%
  October 31, 2002
Six Months Ended . . .     3.46% (f)  $         15    2.40% (g)    (1.90%) (g)        4.24% (g)        (3.74%) (g)       491.30%
  April 30, 2003
  (Unaudited)

INSTITUTIONAL SERVICE
CLASS SHARES
Period Ended . . . . .    11.20% (f)  $      1,854    1.40% (g)    (0.76%) (g)        4.17% (g)        (3.53%) (g)       149.08%
  October 31, 2000 (d)
Year Ended . . . . . .      (60.58%)  $        730        1.40%        (0.70%)            5.70%            (5.00%)       922.33%
  October 31, 2001
Year Ended . . . . . .  (34.48%) (h)  $        843        1.41%        (1.37%)            2.08%            (2.04%)       944.01%
  October 31, 2002
Six Months Ended . . .     4.14% (f)  $      1,238    1.55% (g)    (1.04%) (g)        3.38% (g)        (2.86%) (g)       491.30%
  April 30, 2003
  (Unaudited)
-------------------------------------------------------------------------------------------------------------------------------

(a)  Excludes  sales  charge.
(b) During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratio would have been as indicated.
(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(d) For the period from June 30, 2000 (commencement of operations) through October 31, 2000.
(e) For the period from March 1, 2001 (commencement of operations) through October 31, 2001.
(f)  Not  annualized.
(g)  Annualized.
(h) The total returns shown include losses realized on the disposal of investments that were reimbursed by the adviser, which otherwise would have reduced total returns by 0.54%, 0.60%, 0.89%, and 0.38% for Class A, Class B, Class C and Institutional Service Class shares, respectively.

--------------------------------------------------------------------------------

GARTMORE  GLOBAL  UTILITIES  FUND

                                                  INVESTMENT ACTIVITIES               DISTRIBUTIONS
----------------------------------------------------------------------------------------------------------------------------
                                                           NET
                                                      REALIZED AND
                             NET                       UNREALIZED       TOTAL                                       NET
                        ASSET VALUE,        NET           GAINS         FROM          NET                      ASSET VALUE,
                          BEGINNING     INVESTMENT     (LOSSES) ON   INVESTMENT   INVESTMENT       TOTAL          END OF
                          OF PERIOD    INCOME (LOSS)   INVESTMENTS   ACTIVITIES     INCOME     DISTRIBUTIONS      PERIOD
----------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES
Period Ended . . . . .  $       10.00           0.11         (2.85)       (2.74)       (0.06)          (0.06)  $        7.20
  October 31, 2002 (d)
Six Months Ended . . .  $        7.20           0.03          0.48         0.51        (0.04)          (0.04)  $        7.67
  April 30, 2003
  (Unaudited)

CLASS B SHARES
Period Ended . . . . .  $       10.00           0.05         (2.84)       (2.79)       (0.03)          (0.03)  $        7.18
  October 31, 2002 (d)
Six Months Ended . . .  $        7.18           0.01          0.48         0.49        (0.03)          (0.03)  $        7.64
  April 30, 2003
  (Unaudited)

CLASS C SHARES
Period Ended . . . . .  $       10.00           0.05         (2.84)       (2.79)       (0.03)          (0.03)  $        7.18
  October 31, 2002 (d)
Six Months Ended . . .  $        7.18           0.01          0.48         0.49        (0.03)          (0.03)  $        7.64
  April 30, 2003
  (Unaudited)

INSTITUTIONAL SERVICE
CLASS SHARES
Period Ended . . . . .  $       10.00           0.13         (2.85)       (2.72)       (0.07)          (0.07)  $        7.21
  October 31, 2002 (d)
Six Months Ended . . .  $        7.21           0.05          0.47         0.52        (0.05)          (0.05)  $        7.68
  April 30, 2003
  (Unaudited)
----------------------------------------------------------------------------------------------------------------------------

                                                                 RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                   RATIO OF NET
                                                                 RATIO OF NET      RATIO OF         INVESTMENT
                                       NET ASSETS    RATIO OF     INVESTMENT       EXPENSES           INCOME
                                       AT END OF     EXPENSES    INCOME (LOSS)     (PRIOR TO     (LOSS) (PRIOR TO
                                         PERIOD     TO AVERAGE    TO AVERAGE    REIMBURSEMENTS)   REIMBURSEMENTS)
                           TOTAL         (000S)         NET           NET         TO AVERAGE        TO AVERAGE       PORTFOLIO
                         RETURN (A)                   ASSETS        ASSETS      NET ASSETS (B)    NET ASSETS (B)    TURNOVER (C)
--------------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES
Period Ended . . . . .  (27.46%) (e)  $        547    1.46% (f)      1.46% (f)        3.96% (f)        (1.04%) (f)       146.88%
  October 31, 2002 (d)
Six Months Ended . . .     7.16% (e)  $        589    1.45% (f)      1.02% (f)        3.84% (f)        (1.38%) (f)        48.38%
  April 30, 2003
  (Unaudited)

CLASS B SHARES
Period Ended . . . . .  (27.93%) (e)  $        544    2.18% (f)      0.75% (f)        4.71% (f)        (1.78%) (f)       146.88%
  October 31, 2002 (d)
Six Months Ended . . .     6.81% (e)  $        580    2.20% (f)      0.27% (f)        4.59% (f)        (2.13%) (f)        48.38%
  April 30, 2003
  (Unaudited)

CLASS C SHARES
Period Ended . . . . .  (27.93%) (e)  $        541    2.18% (f)      0.75% (f)        4.71% (f)        (1.78%) (f)       146.88%
  October 31, 2002 (d)
Six Months Ended . . .     6.81% (e)  $        577    2.20% (f)      0.27% (f)        4.59% (f)        (2.13%) (f)        48.38%
  April 30, 2003
  (Unaudited)

INSTITUTIONAL SERVICE
CLASS SHARES
Period Ended . . . . .  (27.27%) (e)  $        545    1.20% (f)      1.72% (f)        3.71% (f)        (0.79%) (f)       146.88%
  October 31, 2002 (d)
Six Months Ended . . .     7.22% (e)  $        585    1.20% (f)      1.27% (f)        3.59% (f)        (1.13%) (f)        48.38%
  April 30, 2003
  (Unaudited)
--------------------------------------------------------------------------------------------------------------------------------

(a)  Excludes  sales  charge.
(b) During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratio would have been as indicated.
(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(d) For the period from December 18, 2001 (commencement of operations) through October 31, 2002.
(e)  Not  annualized.
(f)  Annualized.

--------------------------------------------------------------------------------

                  INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH
                      THE PROSPECTUS FOR FUTURE REFERENCE.

--------------------------------------------------------------------------------
                              GARTMORE MUTUAL FUNDS

                        Nationwide  Large Cap Growth Fund
                           Nationwide  Small Cap Fund

                 Prospectus Supplement dated December 30, 2003
                        to Prospectus dated March 1, 2003

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.

Beginning December 30, 2003, the Nationwide Small Cap Fund will also offer Class R shares. Class R shares will generally only be available to certain retirement plans. Please see a further description of who is eligible to purchase Class R shares below. The following information supplements the Prospectus:

1.   The  following  information  is  added  to the performance table on page 7.

                                                                      SINCE
AVERAGE ANNUAL RETURNS - AS OF 12/31/021                  1 YEAR   INCEPTION2
-----------------------------------------------------------------------------
Nationwide Small Cap Fund Class R shares6 - Before Taxes  -19.13%     1.17%

1 These returns reflect performance after sales charges, if any, and expenses are deducted.
2    The  Fund  commenced  operations  on  November  2,  1998.
6 These returns through December 31, 2002 are based on the performance of the Fund's Class B shares, which was achieved prior to the creation of the Class R shares. The prior performance has been adjusted for the fact that Class R shares do not have any applicable sales charges but have not been adjusted for the lower expenses applicable to Class R shares. Excluding the effect of any fee waivers or reimbursements, the Fund's Class B shares' average annual total returns are similar to what the Class R shares would have produced because the Class R shares will invest in the same portfolio of securities as Class B shares.

2. The following information is added to the fee table for the Fund in the Fund Summary on page 8.

FEES  AND  EXPENSES  -  CLASS  R  SHARES

This table describes the fees and expenses that you may pay if you buy and hold Class R shares of the Fund.

SHAREHOLDER FEES1                                           CLASS
FEES PAID DIRECTLY FROM                                       R
YOUR INVESTMENT)                                           SHARES
-----------------------------------------------------------------
Maximum Sales Charge (Load) Imposed
on Purchases (as a percentage of offering
price). . . . . . . . . . . . . . . . . . . . . . . . . .  None
-----------------------------------------------------------------
Maximum Sales Charge (Load) imposed
on redemptions (as a percentage of original
purchase price or sales proceeds, as
applicable) . . . . . . . . . . . . . . . . . . . . . . .  None
-----------------------------------------------------------------
Redemption / Exchange Fee (as a
percentage of amount redeemed or
exchanged). . . . . . . . . . . . . . . . . . . . . . . .  1.50%2
-----------------------------------------------------------------

--------------------------------------------------------------------------------

                                                            CLASS
                                                            R
ANNUAL FUND OPERATING EXPENSE (DEDUCTED FROM FUND ASSETS)   SHARES
------------------------------------------------------------------
Management Fees . . . . . . . . . . . . . . . . . . . . .    0.95%
------------------------------------------------------------------
Distribution and/or
Service (12b-1) Fees3 . . . . . . . . . . . . . . . . . .    0.40%
------------------------------------------------------------------
Other Expenses4 . . . . . . . . . . . . . . . . . . . . .    0.57%
------------------------------------------------------------------
TOTAL ANNUAL FUND
OPERATING EXPENSES. . . . . . . . . . . . . . . . . . . .    1.92%
------------------------------------------------------------------
Amount of Fee Waivers/
Expense Reimbursements. . . . . . . . . . . . . . . . . .    0.12%
------------------------------------------------------------------
TOTAL ANNUAL
FUND OPERATING EXPENSES
(AFTER WAIVERS/
REIMBURSEMENTS) 5 . . . . . . . . . . . . . . . . . . . .    1.80%
------------------------------------------------------------------

1 If you buy and sell shares through a broker or other financial intermediary, they may also charge you a separate transaction fee.
2 A redemption fee of 1.50% will be charged for any shares redeemed within 90 days after the date they are acquired. This fee does not apply to shares purchased through reinvested dividends or capital gains or shares held in certain omnibus accounts or retirement plans that cannot implement the fees. See "Buying, Selling and Exchanging Fund Shares-Selling Shares-
     Redemption Fees" on page 17 and "Buying, Selling and Exchanging Fund Shares-Exchanging Shares-Excessive Exchange Activity" on page 19.
3 "Distribution and/or Service (12b-1) Fees" are based on estimates for the new Class R shares during the current fiscal year. These fees could increase to 0.50% of a Fund's average daily net assets.
4 "Other Expenses" have been restated to reflect revised fees under the Fund's fund administration, transfer agency and custody agreements and other fee changes implemented for the fiscal year ended October 31, 2003.
5 GMF and the Trust have entered into a written contract limiting operating expenses (excluding certain expenses including, but not limited to, any taxes, interest, brokerage fees, extraordinary expenses, Rule 12b-1 fees, short sale dividend expenses, and administrative services fees) to 1.20% for the Class R shares at least through February 28, 2005. If the maximum amount of the Rule 12b-1 fees and administrative services fees were charged "Total Annual Fund Operating Expenses" could increase to 1.95% for the Class R shares before GMF would be required to limit the Fund's expenses. The Trust is authorized to reimburse GMF for management fees previously waived and/or for the cost of Other Expenses paid by GMF provided that any such reimbursement will not cause the Fund to exceed the expense limitations in the agreement. The Trust's ability to reimburse GMF in this manner only applies to fees paid or reimbursements made by GMF at some time within the first five years from the time this Fund commenced operations.

3. The following replaces the first sentence in footnote 8 to the Fee Table on page 8 of the Prospectus:

     GMF and the Trust have entered into a written contract limiting operating expenses (excluding certain expenses including, but not limited to, any taxes, interest, brokerage fees, extraordinary expenses, Rule 12b-1 fees, short sale dividend expenses, and administrative services fees) to 1.20% for each class of shares at least through February 29, 2004.

4. The following information is added to the "EXAMPLE" for the Fund in the Fund Summary on page 8.

EXAMPLE

This example shows what you could pay in expenses over time. You can also use this example to compare the cost of this Fund with other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year, no changes in expense, and the expense limitations described above for one year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

--------------------------------------------------------------------------------

                            1 YEAR   3 YEARS   5 YEARS   10 YEARS
-----------------------------------------------------------------
Nationwide Small Cap Fund
Class R Shares. . . . . .  $   183  $    591  $  1,026  $   2,234

5. The following new information with respect to Class R shares is included in the "BUYING, SELLING AND EXCHANGING FUND SHARES" section on pages 12 - 19 of the Prospectus:

Class R shares generally are available only to 401(k) plans, 457 plans, employer sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans, non-qualified deferred compensation plans and other retirement accounts (collectively, "retirement plans") whereby the plan or the plan's financial service firm has an agreement with the Gartmore Distribution Services, Inc. to utilize Class R shares in certain investment products or programs. Class R shares are generally available to small and mid sized retirement plans having at least $1 million in assets. In addition, Class R shares also are generally available only to retirement plans where Class R shares are held on the books of the Fund through omnibus accounts (either at the plan level or at the level of the plan service provider) and where the plans are introduced by an intermediary, such as a broker, third party administrator, registered investment adviser or other plan service provider. Class R shares are not available to retail or institutional non-retirement accounts, traditional and Roth IRAs, Coverdell Education Savings Accounts, SEPs, SAR-SEPs, SIMPLE IRAs, or individual 403(b) plans, or through 529 Plan accounts.

Class R shares pay distribution and/or servicing fees under a Distribution Plan. These fees are either paid by the Distributor to intermediaries for distribution and shareholder services or retained by the Distributor. In addition, intermediaries may receive administrative service fees. These fees are paid to such entities when they provide recordkeeping and/or other administrative support services to the retirement plans and their participants.

Retirement plan participants should contact their retirement plan administrator for information regarding buying or selling Class R shares. Retirement plans or their administrators wishing to purchase or sell Class R shares should contact Customer Service at 1-800-848-0920 for more information. Because Class R shares of the Fund are held within retirement plans, exchange privileges with other Class R shares of the Gartmore Funds may not be available unless the Class R shares of the other Gartmore Funds are also available within a plan.

A retirement plan's intermediaries can help determine which class is appropriate for that retirement plan. If a retirement plan qualifies to purchase Class A or Institutional Service Class shares of the Fund, one of these other classes may be more appropriate than Class R shares. Specifically if a retirement plan eligible to purchase Class R shares is otherwise qualified to purchase Class A shares at net asset value or at a reduced sales charge or to purchase Institutional Service Class shares, one of these classes may be selected where the retirement plan does not require the distribution and administrative support services typically required by Class R share investors and/or the retirement plan's intermediaries have elected to forgo the level of compensation that Class R shares provide. Plan fiduciaries should consider their obligations under ERISA in determining which class is an appropriate investment for a retirement plan. A retirement plan's intermediaries may receive different compensation depending upon which class is chosen.

--------------------------------------------------------------------------------

6. The "DISTRIBUTION PLAN" section on page 18 of the Prospectus is deleted and replaced with the following:

DISTRIBUTION  PLAN

In addition to the sales charges which you may pay for Class A, Class B and Class C shares, the Trust has adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940, which permits Class A, Class B, Class C, and Class R shares of the Fund to compensate the Distributor for expenses associated with distributing and selling such shares and providing shareholder services.

DISTRIBUTION  AND  SERVICE  FEES

Under the Distribution Plan, Class A, Class B, Class C and Class R shares of the Fund pay the Distributor compensation which is accrued daily and paid monthly. The Fund shall pay amounts not exceeding an annual amount of:

CLASS                   AS A % OF DAILY NET ASSETS
-----------------------------------------------------------
Class A shares  0.25% (distribution or service fee)
-----------------------------------------------------------
Class B shares  1.00% (0.25% service fee)
-----------------------------------------------------------
Class C shares  1.00% (0.25% service fee)
-----------------------------------------------------------
Class R shares  0.50% (0.25% of which may be a service fee)
-----------------------------------------------------------

Institutional  Service  Class  shares  pay  no  12b-1  fees.

Because these fees are paid out of the Funds' assets on an ongoing basis, these fees will increase the cost of your investment over time and may cost you more than paying other types of sales charges.

7. The following new section will be added to page 20 of the Prospectus under DISTRIBUTION AND TAXES:

TAX  STATUS  FOR  RETIREMENT  PLANS  AND  OTHER  TAX-DEFERRED  ACCOUNTS

When you use a Fund as an investment option under a qualified employee benefit plan or retirement plan or through some other tax-deferred account, dividend and capital gain distributions from the Fund generally are not currently subject to federal income taxes. In general, the entities eligible to purchase the Class R shares of a Fund are governed by complex tax rules. You should ask your own tax advisor or plan administrator for more information about your own tax situation, including possible state or local taxes.

8. The tables in the "FINANCIAL HIGHLIGHTS" section beginning on page 21 of the Prospectus are replaced in their entirety by the following tables, which include the unaudited information for each of the classes of the Fund (except Class R shares which had not yet commenced operations) for the period ended April 30, 2003:

--------------------------------------------------------------------------------

FINANCIAL  HIGHLIGHTS

NATIONWIDE  LARGE  CAP  GROWTH  FUND

                                                 INVESTMENT  ACTIVITIES                DISTRIBUTIONS
--------------------------------------------------------------------------------------------------------------------------
                                                           NET
                                                      REALIZED AND
                             NET                       UNREALIZED       TOTAL                                     NET
                        ASSET VALUE,        NET           GAINS         FROM         NET                     ASSET VALUE,
                          BEGINNING     INVESTMENT     (LOSSES) ON   INVESTMENT   REALIZED       TOTAL          END OF
                          OF PERIOD    INCOME (LOSS)   INVESTMENTS   ACTIVITIES     GAINS    DISTRIBUTIONS      PERIOD
--------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES
Period Ended . . . . .  $       10.00         (0.04)          3.62         3.58          -               -   $       13.58
  October 31, 1999 (d)
Year Ended . . . . . .  $       13.58         (0.04)          1.03         0.99      (0.20)          (0.20)  $       14.37
  October 31, 2000
Year Ended . . . . . .  $       14.37         (0.04)         (5.55)       (5.59)     (0.49)          (0.49)  $        8.29
  October 31, 2001
Year Ended . . . . . .  $        8.29         (0.04)         (1.57)       (1.61)         -               -   $        6.68
  October 31, 2002
Six Months Ended . . .  $        6.68         (0.01)          0.12         0.11          -               -   $        6.79
  April 30, 2003
  (Unaudited)

CLASS B SHARES
Period Ended . . . . .  $       10.00         (0.12)          3.62         3.50          -               -   $       13.50
  October 31, 1999 (d)
Year Ended . . . . . .  $       13.50         (0.06)          0.94         0.88      (0.20)          (0.20)  $       14.18
  October 31, 2000
Year Ended . . . . . .  $       14.18         (0.11)         (5.55)       (5.66)     (0.49)          (0.49)  $        8.03
  October 31, 2001
Year Ended . . . . . .  $        8.03         (0.09)         (1.50)       (1.59)         -               -   $        6.44
  October 31, 2002
Six Months Ended . . .  $        6.44         (0.03)          0.11         0.08          -               -   $        6.52
  April 30, 2003
  (Unaudited)

CLASS C SHARES
Period Ended . . . . .  $        9.91         (0.03)         (1.84)       (1.87)         -               -   $        8.04
  October 31, 2001 (e)
Year Ended . . . . . .  $        8.04         (0.08)         (1.52)       (1.60)         -               -   $        6.44
  October 31, 2002
Six Months Ended . . .  $        6.44         (0.03)          0.11         0.08          -               -   $        6.52
  April 30, 2003
  (Unaudited)

INSTITUTIONAL SERVICE
CLASS SHARES
Period Ended . . . . .  $       10.00         (0.01)          3.61         3.60          -               -   $       13.60
  October 31, 1999 (d)
Year Ended . . . . . .  $       13.60         (0.03)          1.04         1.01      (0.20)          (0.20)  $       14.41
  October 31, 2000
Year Ended . . . . . .  $       14.41         (0.03)         (5.55)       (5.58)     (0.49)          (0.49)  $        8.34
  October 31, 2001
Year Ended . . . . . .  $        8.34         (0.02)         (1.59)       (1.61)         -               -   $        6.73
  October 31, 2002
Six Months Ended . . .  $        6.73             -           0.12         0.12          -               -   $        6.85
  April 30, 2003
  (Unaudited)
--------------------------------------------------------------------------------------------------------------------------

                                                                RATIOS  /  SUPPLEMENTAL  DATA
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                   RATIO OF NET
                                                                 RATIO OF NET      RATIO OF         INVESTMENT
                                                     RATIO OF     INVESTMENT       EXPENSES           INCOME
                                       NET ASSETS    EXPENSES    INCOME (LOSS)     (PRIOR TO     (LOSS) (PRIOR TO
                                       AT END OF    TO AVERAGE    TO AVERAGE    REIMBURSEMENTS)   REIMBURSEMENTS)
                           TOTAL         PERIOD         NET           NET         TO AVERAGE        TO AVERAGE       PORTFOLIO
                         RETURN (A)      (000S)       ASSETS        ASSETS      NET ASSETS (B)    NET ASSETS (B)    TURNOVER (C)
--------------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES
Period Ended . . . . .    35.80% (f)  $     33,410    1.20% (g)    (0.27%) (g)        1.69% (g)        (0.76%) (g)        65.27%
  October 31, 1999 (d)
Year Ended . . . . . .         7.26%  $     40,643        1.20%        (0.33%)            1.74%            (0.87%)        86.68%
  October 31, 2000
Year Ended . . . . . .      (39.92%)  $     33,579        1.20%        (0.47%)            1.88%            (1.15%)        78.02%
  October 31, 2001
Year Ended . . . . . .      (19.42%)  $     27,246        1.36%        (0.46%)            1.52%            (0.62%)       114.21%
  October 31, 2002
Six Months Ended . . .     1.65% (f)  $     26,634    1.44% (g)    (0.28%) (g)        1.53% (g)        (0.37%) (g)        42.81%
  April 30, 2003
  (Unaudited)

CLASS B SHARES
Period Ended . . . . .    35.00% (f)  $      1,179    1.95% (g)    (0.97%) (g)        5.26% (g)        (4.28%) (g)        65.27%
  October 31, 1999 (d)
Year Ended . . . . . .         6.48%  $      3,234        1.95%        (1.06%)            3.33%            (2.44%)        86.68%
  October 31, 2000
Year Ended . . . . . .      (40.98%)  $        225        1.95%        (1.21%)            3.70%            (2.96%)        78.02%
  October 31, 2001
Year Ended . . . . . .      (19.80%)  $      1,773        2.02%        (1.13%)            2.25%            (1.36%)       114.21%
  October 31, 2002
Six Months Ended . . .     1.24% (f)  $      1,718    2.05% (g)    (0.89%) (g)        2.14% (g)        (0.98%) (g)        42.81%
  April 30, 2003
  (Unaudited)

CLASS C SHARES
Period Ended . . . . .  (18.87%) (f)  $         35    1.95% (g)    (1.20%) (g)        4.51% (g)        (3.76%) (g)        78.02%
  October 31, 2001 (e)
Year Ended . . . . . .      (19.90%)  $         37        2.02%        (1.13%)            2.22%            (1.33%)       114.21%
  October 31, 2002
Six Months Ended . . .     1.24% (f)  $         47    2.05% (g)    (0.91%) (g)        2.14% (g)        (1.00%) (g)        42.81%
  April 30, 2003
  (Unaudited)

INSTITUTIONAL SERVICE
CLASS SHARES
Period Ended . . . . .    36.00% (f)  $      4,594    1.05% (g)    (0.09%) (g)        3.46% (g)        (2.50%) (g)        65.27%
  October 31, 1999 (d)
Year Ended . . . . . .         7.40%  $      9,904        1.05%        (0.17%)            1.54%            (0.66%)        86.68%
  October 31, 2000
Year Ended . . . . . .      (39.73%)  $      7,505        1.05%        (0.33%)            1.62%            (0.90%)        78.02%
  October 31, 2001
Year Ended . . . . . .      (19.30%)  $      6,082        1.21%        (0.32%)            1.38%            (0.49%)       114.21%
  October 31, 2002
Six Months Ended . . .     1.78% (f)  $      6,598    1.30% (g)    (0.15%) (g)        1.39% (g)        (0.24%) (g)        42.81%
  April 30, 2003
  (Unaudited)
--------------------------------------------------------------------------------------------------------------------------------

(a)  Excludes  sales  charge.
(b) During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(d) For the period from November 2, 1998 (commencement of operations) through October 31, 1999.
(e) For the period from March 1, 2001 (commencement of operations) through October 31, 2001.
(f)  Not  annualized.
(g)  Annualized.

--------------------------------------------------------------------------------

NATIONWIDE  SMALL  CAP  FUND


                                            INVESTMENT  ACTIVITIES                             DISTRIBUTIONS
---------------------------------------------------------------------------------------------------------------------------------
                                                      NET
                                                 REALIZED AND
                        NET                       UNREALIZED       TOTAL                                                  NET
                   ASSET VALUE,        NET           GAINS         FROM          NET         NET                     ASSET VALUE,
                     BEGINNING     INVESTMENT     (LOSSES) ON   INVESTMENT   INVESTMENT   REALIZED       TOTAL          END OF
                     OF PERIOD    INCOME (LOSS)   INVESTMENTS   ACTIVITIES     INCOME       GAINS    DISTRIBUTIONS      PERIOD
---------------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES
Period Ended. . .  $       10.00          0.03           1.19         1.22        (0.03)         -           (0.03)  $       11.19
  October 31,1999 (d)
Year Ended. . . .  $       11.19         (0.02)          2.05         2.03            -      (0.10)          (0.10)  $       13.12
  October 31, 2000
Year Ended. . . .  $       13.12         (0.02)         (1.23)       (1.25)           -      (1.08)          (1.08)  $       10.79
  October 31, 2001
Year Ended. . . .  $       10.79         (0.02)         (1.16)       (1.18)           -          -               -   $        9.61
  October 31,2002
Six Months Ended
  April 30, 2003
  (Unaudited) . .  $        9.61             -           0.52         0.52            -          -               -   $       10.13

CLASS B SHARES
Period Ended. . .  $       10.00         (0.05)          1.22         1.17            -          -               -   $       11.17
  October 31,1999 (d)
Year Ended. . . .  $       11.17         (0.08)          2.03         1.95            -      (0.10)          (0.10)  $       13.02
  October 31, 2000
Year Ended. . . .  $       13.02         (0.09)         (1.24)       (1.33)           -      (1.08)          (1.08)  $       10.61
  October 31, 2001
Year Ended. . . .  $       10.61         (0.09)         (1.13)       (1.22)           -          -               -   $        9.39
  October 31, 2002
Six MonthsEnded
  April 30, 2003
  (Unaudited) . .  $        9.39         (0.03)          0.51         0.48            -          -               -   $        9.87

CLASS C SHARES
Period Ended. . .  $       11.33         (0.04)         (0.66)       (0.70)           -          -               -   $       10.63
  October 31,2001 (e)
Year Ended. . . .  $       10.63         (0.09)         (1.13)       (1.22)           -          -               -   $        9.41
  October 31,2002
Six MonthsEnded
  April 30,2003
  (Unaudited) . .  $        9.41         (0.03)          0.51         0.48            -          -               -   $        9.89

INSTITUTIONAL SERVICE
CLASS SHARES
Period Ended. . .  $       10.00          0.04           1.19         1.23        (0.03)         -           (0.03)  $       11.20
  October 31, 1999 (d)
Year Ended. . . .  $       11.20         (0.01)          2.06         2.05            -      (0.10)          (0.10)  $       13.15
  October 31, 2000
Year Ended. . . .  $       13.15             -          (1.23)       (1.23)           -      (1.08)          (1.08)  $       10.84
  October 31, 2001
Year Ended. . . .  $       10.84         (0.01)         (1.16)       (1.17)           -          -               -   $        9.67
  October 31, 2002
Six Months Ended
  April 30, 2003
  (Unaudited) . .  $        9.67             -           0.53         0.53            -          -               -   $       10.20
---------------------------------------------------------------------------------------------------------------------------------

                                                        RATIOS  /  SUPPLEMENTAL  DATA
-------------------------------------------------------------------------------------------------------------------------
                                                                                            RATIO OF NET
                                                          RATIO OF NET      RATIO OF         INVESTMENT
                                              RATIO OF     INVESTMENT       EXPENSES           INCOME
                                NET ASSETS    EXPENSES    INCOME (LOSS)     (PRIOR TO     (LOSS) (PRIOR TO
                                AT END OF    TO AVERAGE    TO AVERAGE    REIMBURSEMENTS)   REIMBURSEMENTS)
                     TOTAL        PERIOD         NET           NET         TO AVERAGE        TO AVERAGE       PORTFOLIO
                   RETURN (A)     (000S)       ASSETS        ASSETS      NET ASSETS (B)    NET ASSETS (B)    TURNOVER (C)
-------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES
Period Ended. . .  12.18% (f)  $     19,830    1.35% (g)      0.29% (g)        2.24% (g)        (0.60%) (g)        81.24%
  October 31, 1999 (d)
Year Ended. . . .      18.25%  $     23,922        1.35%        (0.16%)            2.10%            (0.91%)       139.27%
  October 31, 2000
Year Ended. . . .    (10.09%)  $     21,190        1.35%        (0.17%)            2.00%            (0.82%)       119.03%
  October 31, 2001
Year Ended. . . .    (10.94%)  $     20,290        1.51%        (0.24%)            1.72%            (0.45%)       111.00%
  October 31,2002
Six Months Ended
April 30, 2003
  (Unaudited) . .   5.41% (f)  $     18,723    1.59% (g)    (0.10%) (g)        1.72% (g)        (0.23%) (g)        32.86%

CLASS B SHARES
Period Ended. . .  11.70% (f)  $        215    2.10% (g)    (0.46%) (g)        6.57% (g)        (4.93%) (g)        81.24%
  October 31,1999 (d)
Year Ended. . . .      17.56%  $        748        2.10%        (0.90%)            3.82%            (2.62%)       139.27%
  October 31, 2000
Year Ended. . . .    (10.84%)  $        854        2.10%        (0.93%)            3.74%            (2.57%)       119.03%
  October 31, 2001
Year Ended. . . .    (11.50%)  $        950        2.17%        (0.89%)            2.41%            (1.13%)       111.00%
  October 31, 2002
Six Months Ended
  April 30, 2003
  (Unaudited) . .   5.11% (f)  $      1,016    2.20% (g)    (0.71%) (g)        2.33% (g)        (0.84%) (g)        32.86%

CLASS C SHARES
Period Ended. . .     (6.18%)  $         20    2.10% (g)    (1.26%) (g)        5.62% (g)        (4.78%) (g)       119.03%
  October 31, 2001 (e)
Year Ended. . . .    (11.48%)  $         28        2.17%        (0.90%)            2.47%            (1.20%)       111.00%
  October 31, 2002
Six Months
  Ended April 30,2003
  (Unaudited) . .   5.10% (f)  $         57    2.20% (g)    (0.74%) (g)        2.35% (g)        (0.88%) (g)        32.86%

INSTITUTIONAL SERVICE
CLASS SHARES
Period Ended. . .  12.36% (f)  $      1,759    1.20% (g)      0.39% (g)        4.87% (g)        (3.28%) (g)        81.24%
  October 31, 1999 (d)
Year Ended. . . .      18.44%  $      4,192        1.20%        (0.01%)            1.92%            (0.73%)       139.27%
  October 31, 2000
Year Ended. . . .     (9.90%)  $      4,485        1.20%        (0.04%)            1.79%            (0.63%)       119.03%
  October 31, 2001
Year Ended. . . .    (10.79%)  $      5,856        1.38%        (0.11%)            1.57%            (0.30%)       111.00%
  October 31, 2002
Six Months Ended
  April 30, 2003
  (Unaudited) . .   5.48% (f)  $      6,424    1.45% (g)      0.03% (g)        1.58% (g)        (0.10%) (g)        32.86%
-------------------------------------------------------------------------------------------------------------------------

(a)  Excludes  sales  charge.
(b) During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(d) For the period from November 2, 1998 (commencement of operations) through October 31, 1999.
(e) For the period from March 1, 2001 (commencement of operations) through October 31, 2001.
(f)  Not  annualized.
(g)  Annualized.


                  INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH
                      THE PROSPECTUS FOR FUTURE REFERENCE.

--------------------------------------------------------------------------------

                         STATEMENT OF ADDITIONAL INFORMATION
                                DECEMBER 30, 2003

                              GARTMORE MUTUAL FUNDS
                       (FORMERLY NATIONWIDE MUTUAL FUNDS)

                       GARTMORE ASIA PACIFIC LEADERS FUND
                               GARTMORE BOND FUND
                            GARTMORE CONVERTIBLE FUND
                         GARTMORE EMERGING MARKETS FUND
                         GARTMORE EUROPEAN LEADERS FUND
                     GARTMORE GLOBAL FINANCIAL SERVICES FUND
                      GARTMORE GLOBAL HEALTH SCIENCES FUND
                      GARTMORE GLOBAL SMALL COMPANIES FUND
                         GARTMORE GLOBAL TECHNOLOGY AND
                               COMMUNICATIONS FUND
                         GARTMORE GLOBAL UTILITIES FUND
                          GARTMORE GOVERNMENT BOND FUND
                              GARTMORE GROWTH FUND
                          GARTMORE HIGH YIELD BOND FUND
                       GARTMORE INTERNATIONAL GROWTH FUND
                 GARTMORE INVESTOR DESTINATIONS AGGRESSIVE FUND
            GARTMORE INVESTOR DESTINATIONS MODERATELY AGGRESSIVE FUND
                  GARTMORE INVESTOR DESTINATIONS MODERATE FUND
           GARTMORE INVESTOR DESTINATIONS MODERATELY CONSERVATIVE FUND
                GARTMORE INVESTOR DESTINATIONS CONSERVATIVE FUND
                          GARTMORE LARGE CAP VALUE FUND
                      GARTMORE LONG-SHORT EQUITY PLUS FUND
                         GARTMORE MICRO CAP EQUITY FUND
                          GARTMORE MID CAP GROWTH FUND
                         GARTMORE MILLENNIUM GROWTH FUND
                           GARTMORE MONEY MARKET FUND
                    GARTMORE MORLEY CAPITAL ACCUMULATION FUND
                      GARTMORE MORLEY ENHANCED INCOME FUND
                        GARTMORE NATIONWIDE LEADERS FUND
                      (FORMERLY GARTMORE U.S. LEADERS FUND)
                                GARTMORE OTC FUND
                          GARTMORE TAX-FREE INCOME FUND
                            GARTMORE NATIONWIDE FUND
                      (FORMERLY GARTMORE TOTAL RETURN FUND)
                  GARTMORE NATIONWIDE PRINCIPAL PROTECTED FUND
                        GARTMORE U.S. GROWTH LEADERS FUND
                        GARTMORE VALUE OPPORTUNITIES FUND
                         GARTMORE WORLDWIDE LEADERS FUND
                           NATIONWIDE BOND INDEX FUND
                       NATIONWIDE INTERNATIONAL INDEX FUND
                      NATIONWIDE MID CAP MARKET INDEX FUND
                          NATIONWIDE S&P 500 INDEX FUND
                            NATIONWIDE SMALL CAP FUND
                         NATIONWIDE SMALL CAP INDEX FUND
                        NORTHPOINTE SMALL CAP VALUE FUND


     Gartmore Mutual Funds (the "Trust") is a registered open-end investment company consisting of 42 series as of the date hereof. This Statement of Additional Information ("SAI") relates to all series of the Trust which are listed above (each, a "Fund" and collectively, the "Funds").

     This SAI is not a prospectus but is incorporated by reference into the Prospectuses for the Funds. It contains information in addition to and more detailed than that set forth in the Prospectuses and should be read in conjunction with the following Prospectuses:


- Gartmore International Growth Fund, Gartmore International Small Cap Growth Fund and Gartmore Emerging Markets Fund dated March 1, 2003 (as supplemented December 30, 2003);
- Gartmore Nationwide Leaders Fund (formerly Gartmore U.S. Leaders Fund), Gartmore U.S. Growth Leaders Fund and Gartmore Worldwide Leaders Fund dated March 1, 2003 (as supplemented October 1, 2003);
- Gartmore Micro Cap Equity Fund, Gartmore Millennium Growth Fund, Gartmore Value Opportunities Fund and Gartmore High Yield Bond Fund dated March 1, 2003 (as supplemented December 30, 2003);
- Gartmore Global Technology and Communications Fund, Gartmore Global Financial Services Fund, Gartmore Global Utilities Fund and Gartmore Global Health Sciences Fund dated March 1, 2003 (as supplemented December 30,
     2003);
- Gartmore Nationwide Fund (formerly Gartmore Total Return Fund), Gartmore Growth Fund, Gartmore Large Cap Value Fund and Gartmore Mid Cap Growth Fund, dated March 1, 2003 (as supplemented October 1, 2003);
- Nationwide Large Cap Growth Fund and Nationwide Small Cap Fund dated March 1, 2003 (as supplemented December 30, 2003);
-    NorthPointe  Small  Cap  Value  Fund  dated  March  1,  2003;
- Gartmore Bond Fund, Gartmore Government Bond Fund, Gartmore Tax-Free Income Fund, Gartmore Morley Enhanced Income Fund and Gartmore Money Market Fund dated September 1, 2003;
-    Gartmore  Bond  Fund,  Gartmore  Government  Bond  Fund and Gartmore Morley
     Enhanced  Income  Fund  (Class  R  shares)  dated  October  1,  2003;
- Gartmore Bond Fund, Gartmore Government Bond Fund and Gartmore Tax-Free Income Fund (Class X and Class Y shares) dated September 1, 2003;
- Nationwide S&P 500 Index Fund, Nationwide Small Cap Index Fund, Nationwide Mid Cap Market Index Fund, Nationwide International Index Fund and
     Nationwide Bond Index Fund dated March 1, 2003 (as supplemented December 30, 2003);
- Gartmore Morley Capital Accumulation Fund dated March 1, 2003 (as supplemented June 11, 2003);
- Gartmore Investor Destinations Aggressive Fund, Gartmore Investor Destinations Moderately Aggressive Fund, Gartmore Investor Destinations Moderate Fund, Gartmore Investor Destinations Moderately Conservative Fund and Gartmore Investor Destinations Conservative Fund (collectively, the "Investor Destinations Funds") dated October 1, 2003;
- Nationwide Growth Focus Fund, Gartmore Global Small Companies Fund, Gartmore OTC Fund, Gartmore Asia Pacific Leaders Fund and Gartmore European Leaders Fund dated March 1, 2003 (as supplemented December 30, 2003);
- Gartmore Long-Short Equity Plus Fund dated June 23, 2003 (as supplemented October 29, 2003 and as revised December 18, 2003);
-    Gartmore  Nationwide  Principal  Protected  Fund  dated  June 20, 2003; and
-    Gartmore  Convertible  Fund  dated  December  15,  2003.

Shares of the Gartmore Nationwide Principal Protected, Gartmore Convertible, Gartmore European Leaders, Gartmore Asia Pacific Leaders, Gartmore OTC, and Gartmore Global Small Companies Funds are not currently being offered to investors.

Terms not defined in this SAI have the meanings assigned to them in the Prospectuses.

The Prospectuses may be obtained from Gartmore Mutual Funds, P.O. Box 182205, Columbus, Ohio 43218-2205, or by calling toll free 1-800-848-0920.

                                TABLE OF CONTENTS



                                                                        PAGE
General Information and History . . . . . . . . . . . . . . . . . . . .    1
Additional Information on Portfolio Instruments and Investment Policies    2
Description of Portfolio Instruments and Investment Policies. . . . . .    9
Investment Restrictions . . . . . . . . . . . . . . . . . . . . . . . .   62
Trustees and Officers of the Trust. . . . . . . . . . . . . . . . . . .   66
Investment Advisory and Other Services. . . . . . . . . . . . . . . . .   74
Brokerage Allocation. . . . . . . . . . . . . . . . . . . . . . . . . .  111
Additional Information on Purchases and Sales . . . . . . . . . . . . .  117
Valuation of Shares . . . . . . . . . . . . . . . . . . . . . . . . . .  128
Systematic Investment Strategies. . . . . . . . . . . . . . . . . . . .  130
Investor Privileges . . . . . . . . . . . . . . . . . . . . . . . . . .  131
Investor Services . . . . . . . . . . . . . . . . . . . . . . . . . . .  135
Fund Performance Advertising. . . . . . . . . . . . . . . . . . . . . .  136
Additional Information. . . . . . . . . . . . . . . . . . . . . . . . .  160
Additional General Tax Information For All Funds. . . . . . . . . . . .  163
Major Shareholders. . . . . . . . . . . . . . . . . . . . . . . . . . .  172
Financial Statements. . . . . . . . . . . . . . . . . . . . . . . . . .  210
Appendix A - Debt Ratings . . . . . . . . . . . . . . . . . . . . . . .  211
Appendix B - Proxy Voting Guidelines Summaries. . . . . . . . . . . . .  218

                        GENERAL INFORMATION AND HISTORY

     Gartmore Mutual Funds (the "Trust"), formerly Nationwide Mutual Funds (until January 25, 2002) and Nationwide Investing Foundation III (until March 1,
2000), is an open-end management investment company organized under the laws of Ohio by a Declaration of Trust dated October 30, 1997, as subsequently amended. The Trust currently consists of 42 separate series, each with its own investment objective. Each of the Funds, except the Nationwide S&P 500 Index, Gartmore Asia Pacific Leaders, Gartmore European Leaders, Gartmore Nationwide Leaders, Gartmore U.S. Growth Leaders, Gartmore Worldwide Leaders, Nationwide Small Cap Index, Nationwide Mid Cap Market Index, Nationwide Bond Index, Nationwide International Index, Gartmore Global Health Sciences, Gartmore Global Financial Services, Gartmore Global Utilities, Gartmore Global Technology and Communications and each of the Investor Destinations Funds, is a diversified fund as defined in the Investment Company Act of 1940, as amended (the "1940 Act").

     On August 27, 2001, the Nationwide Long-Term U.S. Government Bond Fund reorganized with and into the Gartmore Government Bond Fund, which is the survivor of the transaction for accounting and performance purposes.

     On June 23, 2003, the Montgomery Global Focus Fund and the Montgomery Global Opportunities Fund, two series portfolios of The Montgomery Funds, reorganized with and into the Gartmore Worldwide Leaders Fund. Also on June 23, 2003, the Montgomery Partners Long-Short Equity Plus Fund, a series portfolio of The Montgomery Funds II ("Montgomery Fund"), reorganized with and into the Gartmore Long-Short Equity Plus Fund. For accounting and performance purposes, the Montgomery Fund was considered to be the survivor of its reorganization. Therefore, the performance and other financial information regarding the Gartmor Long-Short Equity Plus Fund for periods prior to July 23, 2003 in this SAI relate to the prior operations of the Montogmery Fund.

     On December 22, 2003, the Nationwide Large Cap Growth Fund reorganized with and into the Gartmore Growth Fund, which is the survivor of the transaction for accounting and performance purposes.

     ADDITIONAL INFORMATION ON PORTFOLIO INSTRUMENTS AND INVESTMENT POLICIES

ALL  FUNDS

     The Funds invest in a variety of securities and employ a number of investment techniques that involve certain risks. The Prospectuses for the Funds highlight the principal investment strategies, investment techniques and risks. This SAI contains additional information regarding both the principal and non-principal investment strategies of the Funds. The following table sets forth additional information concerning permissible investments and techniques for each of the Funds. A "Y" in the table indicates that the Fund may invest in or follow the corresponding instrument or technique. An empty box indicates that the Fund does not intend to invest in or follow the corresponding instrument or technique.

     With respect to the Investor Destinations Funds, this SAI, like the Prospectus for such Funds, uses the term "Fund" to include the different combinations of mutual funds in which each Fund in the Investor Destination Series will invest (the "Underlying Funds").

     Please review the discussions in the Prospectuses for further information regarding the investment objectives and policies of each Fund.




Type                                                 Gartmore                        Nationwide                 Gartmore  Gartmore
of                                                     Tax      Gartmore   Gartmore     S&P                       High     Global
Investment                      Gartmore   Gartmore    Free    Government   Money       500        Gartmore      Yield     Health
or                   Gartmore  Nationwide    Bond     Income      Bond      Market     Index         Value        Bond    Sciences
Technique             Growth                                                                     Opportunities
---------------------------------------------------------------------------------------------------------------------------------
U.S. common
stocks               Y         Y                                                     Y           Y              Y         Y
---------------------------------------------------------------------------------------------------------------------------------
Preferred
stocks               Y         Y                                                                 Y              Y         Y
---------------------------------------------------------------------------------------------------------------------------------
Small
company
stocks               Y         Y                                                                                Y         Y
---------------------------------------------------------------------------------------------------------------------------------
Special
situation
companies            Y         Y                                                     Y           Y              Y         Y
---------------------------------------------------------------------------------------------------------------------------------
Illiquid
securities           Y         Y           Y         Y         Y           Y                     Y              Y         Y
---------------------------------------------------------------------------------------------------------------------------------
Restricted
securities           Y         Y           Y         Y         Y           Y                     Y              Y         Y
---------------------------------------------------------------------------------------------------------------------------------
When-issued/
delayed-delivery
securities           Y         Y           Y         Y         Y           Y         Y           Y              Y         Y
---------------------------------------------------------------------------------------------------------------------------------
Investment
companies            Y         Y           Y         Y         Y           Y         Y           Y              Y         Y
---------------------------------------------------------------------------------------------------------------------------------
Real estate
investment
trusts
(REITS)                                                                              Y           Y              Y         Y
---------------------------------------------------------------------------------------------------------------------------------
Securities
of foreign
issuers              Y         Y           Y                               Y         Y           Y              Y         Y
---------------------------------------------------------------------------------------------------------------------------------
Depositary
receipts             Y         Y                                                     Y           Y              Y         Y
---------------------------------------------------------------------------------------------------------------------------------
Securities
From developing
countries/emerging
markets                                                                                          Y              Y         Y
---------------------------------------------------------------------------------------------------------------------------------
Convertible
securities           Y         Y           Y                                                     Y              Y         Y
---------------------------------------------------------------------------------------------------------------------------------
Long-term
debt
                                           Y         Y         Y                                                Y
---------------------------------------------------------------------------------------------------------------------------------
Long-term
debt when
originally
issued but
with
397 days
or less
remaining
to
maturity             Y         Y           Y         Y         Y           Y         Y           Y              Y         Y
---------------------------------------------------------------------------------------------------------------------------------
Short-term
debt                 Y         Y           Y         Y         Y           Y         Y           Y              Y         Y
---------------------------------------------------------------------------------------------------------------------------------
Floating
And variable
rate
securities           Y         Y           Y         Y         Y           Y         Y           Y              Y         Y
---------------------------------------------------------------------------------------------------------------------------------
Zero
coupon
securities                                 Y         Y         Y                                                Y
---------------------------------------------------------------------------------------------------------------------------------
Pay-in-kind
bonds                                      Y                                                                    Y
---------------------------------------------------------------------------------------------------------------------------------
Deferred
payment
securities                                 Y                                                                    Y
---------------------------------------------------------------------------------------------------------------------------------
Non-investment
grade
debt                                       Y         Y                                                          Y
---------------------------------------------------------------------------------------------------------------------------------
Loan
participations
and
assignments          Y         Y           Y         Y         Y           Y         Y           Y              Y         Y
---------------------------------------------------------------------------------------------------------------------------------
Sovereign
Debt (foreign)
(denominated
in U.S.$)                                  Y                               Y                                    Y
---------------------------------------------------------------------------------------------------------------------------------
Foreign
commercial
paper
(denominated
in U.S.$)            Y         Y                                           Y                                    Y         Y
---------------------------------------------------------------------------------------------------------------------------------
Duration                                   Y                   Y                                                Y
---------------------------------------------------------------------------------------------------------------------------------
U.S.
government
securities           Y         Y           Y         Y         Y           Y         Y           Y              Y         Y
---------------------------------------------------------------------------------------------------------------------------------
Money market
instruments          Y         Y           Y         Y         Y           Y         Y           Y              Y         Y
---------------------------------------------------------------------------------------------------------------------------------


                                 Nationwide
Type                                Mid
of                   Nationwide     Cap
Investment             Small       Market     Nationwide    Nationwide
or                      Cap        Index     International     Bond
Technique              Index                     Index        Index
----------------------------------------------------------------------

U.S. common
stocks               Y           Y
----------------------------------------------------------------------
Preferred
stocks
----------------------------------------------------------------------
Small company
stocks               Y           Y
----------------------------------------------------------------------
Special
situation
companies            Y           Y
----------------------------------------------------------------------
Illiquid
securities           Y           Y           Y              Y
----------------------------------------------------------------------
Restricted
securities           Y           Y           Y              Y
----------------------------------------------------------------------
When-issued/
delayed-delivery
securities           Y           Y           Y              Y
----------------------------------------------------------------------
Investment
companies            Y           Y           Y              Y
----------------------------------------------------------------------
Real estate
investment
trusts
(REITS)              Y           Y           Y
----------------------------------------------------------------------
Securities
of foreign
issuers              Y           Y           Y              Y
----------------------------------------------------------------------
Depositary
receipts             Y           Y           Y
----------------------------------------------------------------------
Securities
From developing
countries/emerging
markets
----------------------------------------------------------------------
Convertible
securities
----------------------------------------------------------------------
Long-term
debt
                                                            Y
----------------------------------------------------------------------
Long-term
debt when
originally
issued but
with
397 days
or less
remaining
to
maturity             Y           Y           Y              Y
----------------------------------------------------------------------
Short-term
debt                 Y           Y           Y              Y
----------------------------------------------------------------------
Floating
and
variable
rate
securities           Y           Y           Y              Y
----------------------------------------------------------------------
Zero coupon
securities                                                  Y
----------------------------------------------------------------------
Pay-in-kind
bonds
----------------------------------------------------------------------
Deferred
payment
securities
----------------------------------------------------------------------
Non-investment
grade
debt
----------------------------------------------------------------------
Loan
participations
and
assignments          Y           Y           Y              Y
----------------------------------------------------------------------
Sovereign
debt
(foreign)
(denominated
in U.S.$)                                                   Y
----------------------------------------------------------------------
Foreign
commercial
paper
(denominated
in U.S.$)                                    Y              Y
----------------------------------------------------------------------
Duration
----------------------------------------------------------------------
U.S.
government
securities           Y           Y           Y              Y
----------------------------------------------------------------------
Money
market
instruments          Y           Y           Y              Y
----------------------------------------------------------------------






TYPE                 GARTMORE                                                                   GARTMORE
OF                    LARGE    NATIONWIDE    GARTMORE    GARTMORE  NORTHPOINTE    GARTMORE      INVESTOR      GARTMORE
INVESTMENT             CAP       SMALL        MORLEY      MORLEY      SMALL       INVESTOR    DESTINATIONS    INVESTOR
OR                    VALUE       CAP        CAPITAL     ENHANCED      CAP      DESTINATIONS   MODERATELY   DESTINATIONS
TECHNIQUE                                  ACCUMULATION   INCOME      VALUE      AGGRESSIVE    AGGRESSIVE     MODERATE
-------------------                        ------------  --------  -----------  ------------  ------------  ------------

U.S. COMMON
STOCKS               Y         Y                                   Y            Y             Y             Y
-------------------  --------  ----------                          -----------  ------------  ------------  ------------
PREFERRED
STOCKS               Y                                             Y
-------------------  --------                                      -----------
SMALL
COMPANY
STOCKS               Y         Y                                   Y            Y             Y             Y
-------------------  --------  ----------                          -----------  ------------  ------------  ------------
SPECIAL
SITUATION
COMPANIES            Y         Y                                   Y            Y             Y             Y
-------------------  --------  ----------                          -----------  ------------  ------------  ------------
ILLIQUID
SECURITIES           Y         Y           Y             Y         Y            Y             Y             Y
-------------------  --------  ----------  ------------  --------  -----------  ------------  ------------  ------------
RESTRICTED
SECURITIES           Y         Y           Y             Y         Y            Y             Y             Y
-------------------  --------  ----------  ------------  --------  -----------  ------------  ------------  ------------
WHEN-ISSUED/
DELAYED-DELIVERY
SECURITIES           Y         Y           Y             Y         Y            Y             Y             Y
-------------------  --------  ----------  ------------  --------  -----------  ------------  ------------  ------------
INVESTMENT
COMPANIES            Y         Y           Y             Y         Y            Y             Y             Y
-------------------  --------  ----------  ------------  --------  -----------  ------------  ------------  ------------
REAL
ESTATE
INVESTMENT
TRUSTS
(REITS)              Y         Y                                   Y
-------------------  --------  ----------                          -----------
SECURITIES
OF FOREIGN
ISSUERS              Y         Y           Y             Y         Y            Y             Y             Y
-------------------  --------  ----------  ------------  --------  -----------  ------------  ------------  ------------
DEPOSITARY
RECEIPTS             Y         Y                                   Y            Y             Y             Y
-------------------  --------  ----------                          -----------  ------------  ------------  ------------
SECURITIES
FROM DEVELOPING
COUNTRIES/EMERGING
MARKETS                                                            Y
-------------------                                                -----------
CONVERTIBLE
SECURITIES           Y         Y                                   Y
-------------------  --------  ----------                          -----------
LONG-TERM
DEBT                 Y         Y           Y             Y                      Y             Y             Y
-------------------  --------  ----------  ------------  --------               ------------  ------------  ------------
LONG-TERM
DEBT WHEN
ORIGINALLY
ISSUED
BUT WITH
397 DAYS
OR LESS
REMAINING
TO
MATURITY             Y         Y           Y             Y                      Y             Y             Y
-------------------  --------  ----------  ------------  --------               ------------  ------------  ------------
SHORT-TERM
DEBT                 Y         Y           Y             Y         Y            Y             Y             Y
-------------------  --------  ----------  ------------  --------  -----------  ------------  ------------  ------------
FLOATING
AND VARIABLE
RATE
SECURITIES           Y         Y           Y             Y         Y            Y             Y             Y
-------------------  --------  ----------  ------------  --------  -----------  ------------  ------------  ------------
ZERO COUPON
SECURITIES                                 Y             Y
-------------------                        ------------  --------
PAY-IN-KIND
BONDS
-------------------
DEFERRED
PAYMENT
SECURITIES           Y
-------------------  --------
NON-INVESTMENT
GRADE DEBT
-------------------
LOAN
PARTICIPATIONS
AND
ASSIGNMENTS          Y         Y           Y             Y         Y            Y             Y             Y
-------------------  --------  ----------  ------------  --------  -----------  ------------  ------------  ------------
SOVEREIGN
DEBT (FOREIGN)
(DENOMINATED
IN U.S.$)            Y         Y           Y             Y                      Y             Y             Y
-------------------  --------  ----------  ------------  --------               ------------  ------------  ------------
FOREIGN
COMMERCIAL
PAPER)
(DENOMINATED
IN U.S.$)                                                                       Y             Y             Y
-------------------                                                             ------------  ------------  ------------
DURATION                                   Y             Y                      Y             Y             Y
-------------------                        ------------  --------               ------------  ------------  ------------
U.S.
GOVERNMENT
SECURITIES           Y         Y           Y             Y         Y            Y             Y             Y
-------------------  --------  ----------  ------------  --------  -----------  ------------  ------------  ------------
MONEY MARKET
INSTRUMENTS          Y         Y           Y             Y         Y            Y             Y             Y
-------------------  --------  ----------  ------------  --------  -----------  ------------  ------------  ------------


TYPE                   GARTMORE                                 GARTMORE
OF                     INVESTOR      GARTMORE     GARTMORE       GLOBAL
INVESTMENT           DESTINATIONS    INVESTOR    MILLENNIUM    TECHNOLOGY    GARTMORE    GARTMORE      GARTMORE
OR                    MODERATELY   DESTINATIONS    GROWTH         AND        EMERGING  INTERNATIONAL  CONVERTIBLE
TECHNIQUE            CONSERVATIVE  CONSERVATIVE              COMMUNICATIONS  MARKETS      GROWTH
-----------------------------------------------------------------------------------------------------------------
U.S. COMMON
STOCKS               Y             Y             Y           Y               Y         Y              Y
-----------------------------------------------------------------------------------------------------------------
PREFERRED
STOCKS                                           Y           Y               Y         Y              Y
-----------------------------------------------------------------------------------------------------------------
SMALL
COMPANY
STOCKS               Y             Y             Y           Y               Y         Y
-----------------------------------------------------------------------------------------------------------------
SPECIAL
SITUATION
COMPANIES            Y             Y             Y           Y               Y         Y              Y
-----------------------------------------------------------------------------------------------------------------
ILLIQUID
SECURITIES           Y             Y             Y           Y               Y         Y              Y
-----------------------------------------------------------------------------------------------------------------
RESTRICTED
SECURITIES           Y             Y             Y           Y               Y         Y              Y
-----------------------------------------------------------------------------------------------------------------
WHEN-ISSUED/
DELAYED-DELIVERY
SECURITIES           Y             Y             Y           Y               Y         Y
-----------------------------------------------------------------------------------------------------------------
INVESTMENT
COMPANIES            Y             Y             Y           Y               Y         Y              Y
-----------------------------------------------------------------------------------------------------------------
REAL
ESTATE
INVESTMENT
TRUSTS
(REITS)                                          Y           Y               Y         Y
-----------------------------------------------------------------------------------------------------------------
SECURITIES
OF FOREIGN
ISSUERS              Y             Y             Y           Y               Y         Y              Y
-----------------------------------------------------------------------------------------------------------------
DEPOSITARY
RECEIPTS             Y             Y             Y           Y               Y         Y
-----------------------------------------------------------------------------------------------------------------
SECURITIES
FROM DEVELOPING
COUNTRIES/EMERGING
MARKETS                                          Y           Y               Y         Y
-----------------------------------------------------------------------------------------------------------------
CONVERTIBLE
SECURITIES                                       Y           Y               Y         Y              Y
-----------------------------------------------------------------------------------------------------------------
LONG-TERM
DEBT                 Y             Y                                         Y         Y              Y
-----------------------------------------------------------------------------------------------------------------
LONG-TERM
DEBT WHEN
ORIGINALLY
ISSUED
BUT WITH
397 DAYS
OR LESS
REMAINING
TO
MATURITY             Y             Y                                         Y         Y              Y
-----------------------------------------------------------------------------------------------------------------
SHORT-TERM
DEBT                 Y             Y             Y           Y               Y         Y              Y
-----------------------------------------------------------------------------------------------------------------
FLOATING
AND VARIABLE
RATE
SECURITIES           Y             Y             Y           Y               Y         Y              Y
-----------------------------------------------------------------------------------------------------------------
ZERO COUPON
SECURITIES                                                                   Y         Y              Y
-----------------------------------------------------------------------------------------------------------------
PAY-IN-KIND
BONDS                                                                        Y         Y
-----------------------------------------------------------------------------------------------------------------
DEFERRED
PAYMENT
SECURITIES                                                                   Y         Y
-----------------------------------------------------------------------------------------------------------------
NON-INVESTMENT
GRADE DEBT                                                                   Y         Y              Y
-----------------------------------------------------------------------------------------------------------------
LOAN
PARTICIPATIONS
AND
ASSIGNMENTS          Y             Y             Y           Y               Y         Y              Y
-----------------------------------------------------------------------------------------------------------------
SOVEREIGN
DEBT (FOREIGN)
(DENOMINATED
IN U.S.$)            Y             Y             Y                           Y         Y
-----------------------------------------------------------------------------------------------------------------
FOREIGN
COMMERCIAL
PAPER)
(DENOMINATED
IN U.S.$)            Y             Y                                         Y         Y
-----------------------------------------------------------------------------------------------------------------
DURATION             Y             Y                                         Y         Y              Y
-----------------------------------------------------------------------------------------------------------------
U.S.
GOVERNMENT
SECURITIES           Y             Y             Y           Y               Y         Y              Y
-----------------------------------------------------------------------------------------------------------------
MONEY MARKET
INSTRUMENTS          Y             Y             Y           Y               Y         Y              Y
-----------------------------------------------------------------------------------------------------------------


TYPE
OF                                        GARTMORE             GARTMORE  GARTMORE  GARTMORE                          GARTMORE
INVESTMENT           GARTMORE   GARTMORE   GLOBAL                U.S.      ASIA     GLOBAL    GARTMORE    GARTMORE    MICRO
OR                   WORLDWIDE  EUROPEAN    SMALL    GARTMORE   GROWTH   PACIFIC   FINANCIAL   GLOBAL    NATIONWIDE    CAP
TECHNIQUE             LEADERS   LEADERS   COMPANIES    OTC     LEADERS   LEADERS   SERVICES   UTILITIES   LEADERS     EQUITY
------------------------------------------------------------------------------------------------------------------------------
U.S. COMMON
STOCKS               Y          Y         Y          Y         Y         Y         Y          Y          Y           Y
------------------------------------------------------------------------------------------------------------------------------
PREFERRED
STOCKS               Y          Y         Y          Y         Y         Y         Y          Y          Y
------------------------------------------------------------------------------------------------------------------------------
SMALL
COMPANY
STOCKS               Y          Y         Y          Y         Y         Y         Y          Y          Y           Y
------------------------------------------------------------------------------------------------------------------------------
SPECIAL
SITUATION
COMPANIES            Y          Y         Y          Y         Y         Y         Y          Y          Y           Y
------------------------------------------------------------------------------------------------------------------------------
ILLIQUID
SECURITIES           Y          Y         Y          Y         Y         Y         Y          Y          Y           Y
------------------------------------------------------------------------------------------------------------------------------
RESTRICTED
SECURITIES           Y          Y         Y          Y         Y         Y         Y          Y          Y           Y
------------------------------------------------------------------------------------------------------------------------------
WHEN-ISSUED/
DELAYED-DELIVERY
SECURITIES           Y          Y         Y          Y         Y         Y         Y          Y          Y           Y
------------------------------------------------------------------------------------------------------------------------------
INVESTMENT
COMPANIES            Y          Y         Y          Y         Y         Y         Y          Y          Y           Y
------------------------------------------------------------------------------------------------------------------------------
REAL ESTATE
INVESTMENT
TRUSTS
(REITS)              Y          Y         Y          Y                             Y          Y                      Y
------------------------------------------------------------------------------------------------------------------------------
SECURITIES
OF FOREIGN
ISSUERS              Y          Y         Y          Y         Y         Y         Y          Y          Y
------------------------------------------------------------------------------------------------------------------------------
DEPOSITARY
RECEIPTS             Y          Y         Y          Y         Y         Y         Y          Y          Y
------------------------------------------------------------------------------------------------------------------------------
SECURITIES
FROM DEVELOPING
COUNTRIES/EMERGING
MARKETS              Y          Y         Y          Y         Y         Y         Y          Y
------------------------------------------------------------------------------------------------------------------------------
CONVERTIBLE
SECURITIES           Y          Y         Y          Y         Y         Y         Y          Y          Y
------------------------------------------------------------------------------------------------------------------------------
LONG-TERM
DEBT                                                           Y         Y         Y          Y
------------------------------------------------------------------------------------------------------------------------------
LONG-TERM
DEBT WHEN
ORIGINALLY
ISSUED, BUT
WITH
397 DAYS
OR LESS
REMAINING
TO MATURITY                                                    Y         Y         Y          Y          Y
------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM
DEBT                 Y          Y         Y          Y         Y         Y         Y          Y          Y           Y
------------------------------------------------------------------------------------------------------------------------------
FLOATING
AND VARIABLE
RATE SECURITIES      Y          Y         Y          Y         Y         Y         Y          Y          Y           Y
------------------------------------------------------------------------------------------------------------------------------
ZERO
COUPON
SECURITIES                      Y                                        Y         Y          Y
------------------------------------------------------------------------------------------------------------------------------
PAY-IN-KIND
BONDS
------------------------------------------------------------------------------------------------------------------------------
DEFERRED
PAYMENT
SECURITIES                                                               Y         Y          Y
------------------------------------------------------------------------------------------------------------------------------
NON-INVESTMENT
GRADE DEBT                                                     Y         Y
------------------------------------------------------------------------------------------------------------------------------
LOAN
PARTICIPATIONS
AND ASSIGNMENTS      Y          Y         Y          Y         Y         Y         Y          Y          Y           Y
------------------------------------------------------------------------------------------------------------------------------
SOVEREIGN
DEBT(FOREIGN)
(DENOMINATED
IN U.S.$)            Y          Y         Y          Y
------------------------------------------------------------------------------------------------------------------------------
FOREIGN
COMMERCIAL
PAPER
(DENOMINATED
IN U.S.$)            Y          Y         Y          Y                                                   Y
------------------------------------------------------------------------------------------------------------------------------
DURATION             Y          Y         Y          Y
------------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT
SECURITIES           Y          Y         Y          Y         Y         Y         Y          Y          Y           Y
------------------------------------------------------------------------------------------------------------------------------
MONEY MARKET
INSTRUMENTS          Y          Y         Y          Y         Y         Y         Y          Y          Y           Y
------------------------------------------------------------------------------------------------------------------------------

TYPE                 GARTMORE
OF                     MID      GARTMORE    GARTMORE
INVESTMENT             CAP     LONG-SHORT  NATIONWIDE
OR                    GROWTH     EQUITY    PRINCIPAL
TECHNIQUE                         PLUS     PROTECTED*
------------------------------------------------------
U.S. COMMON
STOCKS               Y         Y           G, PG
------------------------------------------------------
PREFERRED
STOCKS               Y         Y           G, PG
------------------------------------------------------
SMALL
COMPANY
STOCKS               Y         Y           G, PG
------------------------------------------------------
SPECIAL
SITUATION
COMPANIES            Y         Y           G, PG
------------------------------------------------------
ILLIQUID
SECURITIES           Y         Y           G, PG
------------------------------------------------------
RESTRICTED
SECURITIES           Y         Y           G, PG
------------------------------------------------------
WHEN-ISSUED/
DELAYED-DELIVERY
SECURITIES           Y         Y           G, PG
------------------------------------------------------
INVESTMENT
COMPANIES            Y         Y           A
------------------------------------------------------
REAL ESTATE
INVESTMENT
TRUSTS
(REITS)              Y                     G, PG
------------------------------------------------------
SECURITIES
OF FOREIGN
ISSUERS              Y                     A
------------------------------------------------------
DEPOSITARY
RECEIPTS             Y         Y           G, PG
------------------------------------------------------
SECURITIES
FROM DEVELOPING
COUNTRIES/EMERGING
MARKETS
------------------------------------------------------
CONVERTIBLE
SECURITIES           Y         Y           G, PG
------------------------------------------------------
LONG-TERM
DEBT                                       PG
------------------------------------------------------
LONG-TERM
DEBT WHEN
ORIGINALLY
ISSUED, BUT
WITH
397 DAYS
OR LESS
REMAINING
TO MATURITY                    Y           A
------------------------------------------------------
SHORT-TERM
DEBT                 Y         Y           A
------------------------------------------------------
FLOATING
AND VARIABLE
RATE SECURITIES      Y         Y           A
------------------------------------------------------
ZERO
COUPON
SECURITIES                                 G
------------------------------------------------------
PAY-IN-KIND
BONDS
------------------------------------------------------
DEFERRED
PAYMENT
SECURITIES
------------------------------------------------------
NON-INVESTMENT
GRADE DEBT
------------------------------------------------------
LOAN
PARTICIPATIONS
AND ASSIGNMENTS      Y         Y
------------------------------------------------------
SOVEREIGN
DEBT(FOREIGN)
(DENOMINATED
IN U.S.$)
------------------------------------------------------
FOREIGN
COMMERCIAL
PAPER
(DENOMINATED
IN U.S.$)            Y                     A
------------------------------------------------------
DURATION                                   G
------------------------------------------------------
U.S. GOVERNMENT
------------------------------------------------------
-------------------  --------  ----------  ----------
MONEY MARKET
INSTRUMENTS          Y         Y           A
------------------------------------------------------

TYPE                                               GARTMORE                        NATIONWIDE                           GARTMORE
OF                                                   TAX      GARTMORE   GARTMORE     S&P                     GARTMORE   GLOBAL
INVESTMENT         GARTMORE   GARTMORE   GARTMORE    FREE    GOVERNMENT   MONEY       500        GARTMORE       HIGH     HEALTH
OR                  GROWTH   NATIONWIDE    BOND     INCOME      BOND      MARKET     INDEX         VALUE       YIELD    SCIENCES
TECHNIQUE                                                                                      OPPORTUNITIES    BOND
---------------------------------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED
SECURITIES                               Y         Y         Y           Y                                    Y
---------------------------------------------------------------------------------------------------------------------------------
STRIPPED MORTGAGE
SECURITIES                               Y                   Y                                                Y
---------------------------------------------------------------------------------------------------------------------------------
COLLATERALIZED
MORTGAGE
OBLIGATIONS                              Y                   Y                                                Y
---------------------------------------------------------------------------------------------------------------------------------
MORTGAGE
DOLLAR ROLLS                                                                                                  Y
---------------------------------------------------------------------------------------------------------------------------------
ASSET-BACKED
SECURITIES         Y         Y           Y         Y         Y           Y                                    Y
---------------------------------------------------------------------------------------------------------------------------------
BANK
AND/OR
SAVINGS
AND LOAN
OBLIGATIONS        Y         Y           Y         Y         Y           Y         Y           Y              Y         Y
---------------------------------------------------------------------------------------------------------------------------------
REPURCHASE
AGREEMENTS         Y         Y           Y         Y         Y           Y         Y           Y              Y         Y
---------------------------------------------------------------------------------------------------------------------------------
DERIVATIVES        Y         Y           Y         Y                     Y         Y           Y              Y         Y
---------------------------------------------------------------------------------------------------------------------------------
REVERSE
REPURCHASE
AGREEMENTS         Y         Y           Y         Y         Y                     Y           Y              Y         Y
---------------------------------------------------------------------------------------------------------------------------------
WARRANTS           Y         Y                                                                 Y              Y         Y
---------------------------------------------------------------------------------------------------------------------------------
FUTURES            Y         Y                                                     Y           Y              Y         Y
---------------------------------------------------------------------------------------------------------------------------------
OPTIONS            Y         Y           Y         Y                               Y           Y              Y         Y
---------------------------------------------------------------------------------------------------------------------------------
FOREIGN
CURRENCIES                                                                                     Y              Y         Y
---------------------------------------------------------------------------------------------------------------------------------
FORWARD
CURRENCY
CONTRACTS                                                                          Y           Y              Y         Y
---------------------------------------------------------------------------------------------------------------------------------
BORROWING
MONEY              Y         Y           Y         Y         Y           Y         Y           Y              Y         Y
---------------------------------------------------------------------------------------------------------------------------------
LENDING
PORTFOLIO
SECURITIES         Y         Y           Y         Y         Y                     Y           Y              Y         Y
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT
OF  SECURITIES
LENDING
COLLATERAL         Y         Y           Y         Y         Y                     Y           Y              Y         Y
---------------------------------------------------------------------------------------------------------------------------------
SHORT SALES        Y                                                               Y           Y              Y         Y
---------------------------------------------------------------------------------------------------------------------------------
PARTICIPATION
INTERESTS                                                                                                     Y
---------------------------------------------------------------------------------------------------------------------------------
SWAP
AGREEMENTS                                                                         Y                          Y
---------------------------------------------------------------------------------------------------------------------------------
WRAP
CONTRACTS
---------------------------------------------------------------------------------------------------------------------------------
INDEXED
SECURITIES         Y         Y                                                     Y
---------------------------------------------------------------------------------------------------------------------------------
STRIP
BONDS                                    Y                   Y                                                Y
---------------------------------------------------------------------------------------------------------------------------------
PUT BONDS                                Y         Y                                                          Y
---------------------------------------------------------------------------------------------------------------------------------
PRIVATE
ACTIVITY
AND INDUSTRIAL
DEVELOPMENT
BONDS                                                                                                         Y
---------------------------------------------------------------------------------------------------------------------------------
CUSTODIAL
RECEIPTS                                                                                                      Y
---------------------------------------------------------------------------------------------------------------------------------
NATIONWIDE
CONTRACT
---------------------------------------------------------------------------------------------------------------------------------
EXTENDABLE
COMMERCIAL
NOTES                                                                    Y
---------------------------------------------------------------------------------------------------------------------------------
STANDBY
COMMITMENT
AGREEMENTS                                                                                                    Y
---------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL
SECURITIES                                         Y                     Y
---------------------------------------------------------------------------------------------------------------------------------


TYPE               NATIONWIDE  NATIONWIDE
OF                   SMALL        MID
INVESTMENT            CAP         CAP       NATIONWIDE    NATIONWIDE
OR                   INDEX       MARKET    INTERNATIONAL     BOND
TECHNIQUE                        INDEX         INDEX        INDEX
---------------------------------------------------------------------
MORTGAGE-BACKED
SECURITIES                                                Y
---------------------------------------------------------------------
STRIPPED MORTGAGE
SECURITIES                                                Y
---------------------------------------------------------------------
COLLATERALIZED
MORTGAGE
OBLIGATIONS                                               Y
---------------------------------------------------------------------
MORTGAGE
DOLLAR ROLLS                                              Y
---------------------------------------------------------------------
ASSET-BACKED
SECURITIES                                                Y
---------------------------------------------------------------------
BANK
AND/OR
SAVINGS
AND LOAN
OBLIGATIONS        Y           Y           Y              Y
---------------------------------------------------------------------
REPURCHASE
AGREEMENTS         Y           Y           Y              Y
---------------------------------------------------------------------
DERIVATIVES        Y           Y           Y              Y
---------------------------------------------------------------------
REVERSE
REPURCHASE
AGREEMENTS         Y           Y           Y              Y
---------------------------------------------------------------------
WARRANTS
---------------------------------------------------------------------
FUTURES            Y           Y           Y              Y
---------------------------------------------------------------------
OPTIONS            Y           Y           Y              Y
---------------------------------------------------------------------
FOREIGN
CURRENCIES                                 Y
---------------------------------------------------------------------
FORWARD
CURRENCY
CONTRACTS                                  Y
---------------------------------------------------------------------
BORROWING
MONEY              Y           Y           Y              Y
---------------------------------------------------------------------
LENDING
PORTFOLIO
SECURITIES         Y           Y           Y              Y
---------------------------------------------------------------------
INVESTMENT
OF  SECURITIES
LENDING
COLLATERAL         Y           Y           Y              Y
---------------------------------------------------------------------
SHORT SALES        Y           Y           Y              Y
---------------------------------------------------------------------
PARTICIPATION
INTERESTS
---------------------------------------------------------------------
SWAP
AGREEMENTS         Y           Y           Y              Y
---------------------------------------------------------------------
WRAP
CONTRACTS
---------------------------------------------------------------------
INDEXED
SECURITIES         Y           Y           Y              Y
---------------------------------------------------------------------
STRIP
BONDS
---------------------------------------------------------------------
PUT BONDS
---------------------------------------------------------------------
PRIVATE
ACTIVITY
AND INDUSTRIAL
DEVELOPMENT
BONDS
---------------------------------------------------------------------
CUSTODIAL
RECEIPTS
---------------------------------------------------------------------
NATIONWIDE
CONTRACT
---------------------------------------------------------------------
EXTENDABLE
COMMERCIAL
NOTES
---------------------------------------------------------------------
STANDBY
COMMITMENT
AGREEMENTS                                                Y
---------------------------------------------------------------------
MUNICIPAL
SECURITIES
---------------------------------------------------------------------


TYPE                                                              NORTHPOINTE                  GARTMORE
OF                  GARTMORE  NATIONWIDE    GARTMORE    GARTMORE     SMALL       GARTMORE      INVESTOR      GARTMORE
INVESTMENT           LARGE      SMALL        MORLEY      MORLEY       CAP        INVESTOR    DESTINATIONS    INVESTOR
OR                    CAP        CAP        CAPITAL     ENHANCED     VALUE     DESTINATIONS   MODERATELY   DESTINATIONS
TECHNIQUE            VALUE                ACCUMULATION   INCOME                 AGGRESSIVE    AGGRESSIVE     MODERATE
-----------------------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED
SECURITIES                                Y             Y                      Y             Y             Y
-----------------------------------------------------------------------------------------------------------------------
STRIPPED MORTGAGE
SECURITIES                                Y             Y
-----------------------------------------------------------------------------------------------------------------------
COLLATERALIZED
MORTGAGE
OBLIGATIONS                               Y             Y                      Y             Y             Y
-----------------------------------------------------------------------------------------------------------------------
MORTGAGE
DOLLAR ROLLS                              Y             Y                      Y             Y             Y
-----------------------------------------------------------------------------------------------------------------------
ASSET-BACKED
SECURITIES                                Y             Y                      Y             Y             Y
-----------------------------------------------------------------------------------------------------------------------
BANK AND/OR
SAVINGS AND
LOAN
OBLIGATIONS         Y         Y           Y             Y         Y            Y             Y             Y
-----------------------------------------------------------------------------------------------------------------------
REPURCHASE
AGREEMENTS          Y         Y           Y             Y         Y            Y             Y             Y
-----------------------------------------------------------------------------------------------------------------------
DERIVATIVES         Y         Y                         Y         Y            Y             Y             Y
-----------------------------------------------------------------------------------------------------------------------
REVERSE
REPURCHASE
AGREEMENTS          Y         Y           Y             Y         Y
-----------------------------------------------------------------------------------------------------------------------
WARRANTS            Y         Y                                   Y
-----------------------------------------------------------------------------------------------------------------------
FUTURES             Y         Y                         Y         Y            Y             Y             Y
-----------------------------------------------------------------------------------------------------------------------
OPTIONS             Y         Y                         Y         Y            Y             Y             Y
-----------------------------------------------------------------------------------------------------------------------
FOREIGN CURRENCIES  Y                                             Y            Y             Y             Y
-----------------------------------------------------------------------------------------------------------------------
FORWARD CURRENCY
CONTRACTS           Y         Y                                   Y            Y             Y             Y
-----------------------------------------------------------------------------------------------------------------------
BORROWING
MONEY               Y         Y           Y             Y         Y            Y             Y             Y
-----------------------------------------------------------------------------------------------------------------------
LENDING
PORTFOLIO
SECURITIES          Y         Y           Y             Y         Y            Y             Y             Y
-----------------------------------------------------------------------------------------------------------------------
INVESTMENT
OF SECURITIES
LENDING
COLLATERAL          Y         Y           Y             Y         Y
-----------------------------------------------------------------------------------------------------------------------
SHORT SALES                                                                    Y             Y             Y
-----------------------------------------------------------------------------------------------------------------------
PARTICIPATION
INTERESTS
v
SWAP
AGREEMENTS                                Y                                    Y             Y             Y
v
WRAP
CONTRACTS                                 Y
-----------------------------------------------------------------------------------------------------------------------
INDEXED
SECURITIES                                                                     Y             Y             Y
-----------------------------------------------------------------------------------------------------------------------
STRIP BONDS
-----------------------------------------------------------------------------------------------------------------------
PUT BONDS
-----------------------------------------------------------------------------------------------------------------------
PRIVATE
ACTIVITY
AND INDUSTRIAL
DEVELOPMENT
BONDS
-----------------------------------------------------------------------------------------------------------------------
CUSTODIAL
RECEIPTS
-----------------------------------------------------------------------------------------------------------------------
NATIONWIDE
CONTRACT                                                                       Y             Y             Y
-----------------------------------------------------------------------------------------------------------------------
EXTENDABLE
COMMERCIAL
NOTES                                                                          Y             Y             Y
-----------------------------------------------------------------------------------------------------------------------
STANDBY
COMMITMENT
AGREEMENTS
-----------------------------------------------------------------------------------------------------------------------
MUNICIPAL
SECURITIES
-----------------------------------------------------------------------------------------------------------------------



TYPE                  GARTMORE                                 GARTMORE
OF                    INVESTOR      GARTMORE     GARTMORE       GLOBAL
INVESTMENT          DESTINATIONS    INVESTOR    MILLENNIUM    TECHNOLOGY    GARTMORE    GARTMORE
OR                   MODERATELY   DESTINATIONS    GROWTH         AND        EMERGING  INTERNATIONAL   GARTMORE
TECHNIQUE           CONSERVATIVE  CONSERVATIVE              COMMUNICATIONS  MARKETS      GROWTH      CONVERTIBLE
--------------------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED
SECURITIES          Y             Y                                         Y         Y
--------------------------------------------------------------------------------------------------------------------
STRIPPED MORTGAGE
SECURITIES
--------------------------------------------------------------------------------------------------------------------
COLLATERALIZED
MORTGAGE
OBLIGATIONS         Y             Y
--------------------------------------------------------------------------------------------------------------------
MORTGAGE
DOLLAR ROLLS        Y             Y
--------------------------------------------------------------------------------------------------------------------
ASSET-BACKED
SECURITIES          Y             Y             Y
--------------------------------------------------------------------------------------------------------------------
BANK AND/OR
SAVINGS AND
LOAN
OBLIGATIONS         Y             Y             Y           Y               Y         Y              Y
--------------------------------------------------------------------------------------------------------------------
REPURCHASE
AGREEMENTS          Y             Y             Y           Y               Y         Y              Y
--------------------------------------------------------------------------------------------------------------------
DERIVATIVES         Y             Y             Y           Y               Y         Y              Y
--------------------------------------------------------------------------------------------------------------------
REVERSE
REPURCHASE
AGREEMENTS                                      Y           Y               Y         Y              Y
--------------------------------------------------------------------------------------------------------------------
WARRANTS                                        Y           Y               Y         Y              Y
--------------------------------------------------------------------------------------------------------------------
FUTURES             Y             Y             Y           Y               Y         Y              Y
--------------------------------------------------------------------------------------------------------------------
OPTIONS             Y             Y             Y           Y               Y         Y              Y
--------------------------------------------------------------------------------------------------------------------
FOREIGN CURRENCIES  Y             Y                         Y               Y         Y
--------------------------------------------------------------------------------------------------------------------
FORWARD CURRENCY
CONTRACTS           Y             Y             Y           Y               Y         Y
--------------------------------------------------------------------------------------------------------------------
BORROWING
MONEY               Y             Y             Y           Y               Y         Y              Y
--------------------------------------------------------------------------------------------------------------------
LENDING
PORTFOLIO
SECURITIES          Y             Y             Y           Y               Y         Y              Y
--------------------------------------------------------------------------------------------------------------------
INVESTMENT
OF SECURITIES
LENDING
COLLATERAL                                      Y           Y               Y         Y
--------------------------------------------------------------------------------------------------------------------
SHORT SALES         Y             Y             Y           Y               Y         Y              Y
--------------------------------------------------------------------------------------------------------------------
PARTICIPATION
INTERESTS
--------------------------------------------------------------------------------------------------------------------
SWAP
AGREEMENTS          Y             Y
--------------------------------------------------------------------------------------------------------------------
WRAP
CONTRACTS
--------------------------------------------------------------------------------------------------------------------
INDEXED
SECURITIES          Y             Y
--------------------------------------------------------------------------------------------------------------------
STRIP BONDS
--------------------------------------------------------------------------------------------------------------------
PUT BONDS
--------------------------------------------------------------------------------------------------------------------
PRIVATE
ACTIVITY
AND INDUSTRIAL
DEVELOPMENT
BONDS
--------------------------------------------------------------------------------------------------------------------
CUSTODIAL
RECEIPTS
--------------------------------------------------------------------------------------------------------------------
NATIONWIDE
CONTRACT            Y             Y
--------------------------------------------------------------------------------------------------------------------
EXTENDABLE
COMMERCIAL
NOTES               Y             Y
--------------------------------------------------------------------------------------------------------------------
STANDBY
COMMITMENT
AGREEMENTS
--------------------------------------------------------------------------------------------------------------------
MUNICIPAL
SECURITIES
--------------------------------------------------------------------------------------------------------------------


TYPE
OF                                      GARTMORE             GARTMORE  GARTMORE  GARTMORE                          GARTMORE
INVESTMENT         GARTMORE   GARTMORE   GLOBAL                U.S.      ASIA     GLOBAL    GARTMORE    GARTMORE    MICRO
OR                 WORLDWIDE  EUROPEAN    SMALL    GARTMORE   GROWTH   PACIFIC   FINANCIAL   GLOBAL    NATIONWIDE    CAP
TECHNIQUE           LEADERS   LEADERS   COMPANIES    OTC     LEADERS   LEADERS   SERVICES   UTILITIES   LEADERS     EQUITY
---------------------------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED
SECURITIES                                                   Y
---------------------------------------------------------------------------------------------------------------------------
STRIPPED MORTGAGE
SECURITIES
---------------------------------------------------------------------------------------------------------------------------
COLLATERALIZED
MORTGAGE
OBLIGATIONS
---------------------------------------------------------------------------------------------------------------------------
MORTGAGE
DOLLAR ROLLS
---------------------------------------------------------------------------------------------------------------------------
ASSET-BACKED
SECURITIES                                                   Y
---------------------------------------------------------------------------------------------------------------------------
BANK AND/OR
SAVINGS
AND LOAN
OBLIGATIONS        Y          Y         Y          Y         Y         Y         Y          Y          Y
---------------------------------------------------------------------------------------------------------------------------
REPURCHASE
AGREEMENTS         Y          Y         Y          Y         Y         Y         Y          Y          Y           Y
---------------------------------------------------------------------------------------------------------------------------
DERIVATIVES        Y          Y         Y          Y         Y         Y         Y          Y          Y           Y
---------------------------------------------------------------------------------------------------------------------------
REVERSE
REPURCHASE
AGREEMENTS         Y          Y         Y          Y         Y         Y         Y          Y          Y           Y
---------------------------------------------------------------------------------------------------------------------------
WARRANTS           Y          Y         Y          Y         Y         Y         Y          Y          Y
---------------------------------------------------------------------------------------------------------------------------
FUTURES            Y          Y         Y          Y         Y         Y         Y          Y          Y           Y
---------------------------------------------------------------------------------------------------------------------------
OPTIONS            Y          Y         Y          Y         Y         Y         Y          Y          Y           Y
---------------------------------------------------------------------------------------------------------------------------
FOREIGN
CURRENCIES         Y          Y         Y          Y         Y         Y         Y          Y
---------------------------------------------------------------------------------------------------------------------------
FORWARD
CURRENCY
CONTRACTS          Y          Y         Y          Y         Y         Y         Y          Y
---------------------------------------------------------------------------------------------------------------------------
BORROWING
MONEY              Y          Y         Y          Y         Y         Y         Y          Y          Y           Y
---------------------------------------------------------------------------------------------------------------------------
LENDING
PORTFOLIO
SECURITIES         Y          Y         Y          Y         Y         Y         Y          Y          Y           Y
---------------------------------------------------------------------------------------------------------------------------
SHORT SALES        Y          Y         Y                    Y         Y         Y          Y                      Y
---------------------------------------------------------------------------------------------------------------------------
PARTICIPATION
INTERESTS
---------------------------------------------------------------------------------------------------------------------------
SWAP
AGREEMENTS                                         Y         Y
---------------------------------------------------------------------------------------------------------------------------
WRAP
CONTRACTS
---------------------------------------------------------------------------------------------------------------------------
INDEXED
SECURITIES                                                                                             Y           Y
---------------------------------------------------------------------------------------------------------------------------
STRIP BONDS
---------------------------------------------------------------------------------------------------------------------------
PUT BONDS
---------------------------------------------------------------------------------------------------------------------------
PRIVATE
ACTIVITY AND
INDUSTRIAL
DEVELOPMENT
BOND
---------------------------------------------------------------------------------------------------------------------------
CUSTODIAL
RECEIPTS
---------------------------------------------------------------------------------------------------------------------------
NATIONWIDE
CONTRACT
---------------------------------------------------------------------------------------------------------------------------
EXTENDABLE
COMMERCIAL
NOTES
---------------------------------------------------------------------------------------------------------------------------
STANDBY
COMMITMENT
AGREEMENTS
---------------------------------------------------------------------------------------------------------------------------
MUNICIPAL
SECURITIES
---------------------------------------------------------------------------------------------------------------------------


TYPE               GARTMORE
OF                   MID      GARTMORE    GARTMORE
INVESTMENT           CAP     LONG-SHORT  NATIONWIDE
OR                  GROWTH     EQUITY    PRINCIPAL
TECHNIQUE                       PLUS     PROTECTED*
---------------------------------------------------
MORTGAGE-BACKED
SECURITIES                               G
---------------------------------------------------
STRIPPED MORTGAGE
SECURITIES
---------------------------------------------------
COLLATERALIZED
MORTGAGE
OBLIGATIONS                              G
---------------------------------------------------
MORTGAGE
DOLLAR ROLLS
---------------------------------------------------
ASSET-BACKED
SECURITIES                               A
---------------------------------------------------
BANK AND/OR
SAVINGS
AND LOAN
OBLIGATIONS        Y         Y           A
---------------------------------------------------
REPURCHASE
AGREEMENTS         Y         Y           A
---------------------------------------------------
DERIVATIVES        Y         Y           A
---------------------------------------------------
REVERSE
REPURCHASE
AGREEMENTS         Y         Y           G,PG
---------------------------------------------------
WARRANTS           Y                     G, PG
---------------------------------------------------
FUTURES            Y         Y           G, PG
---------------------------------------------------
OPTIONS            Y         Y           G, PG
---------------------------------------------------
FOREIGN
CURRENCIES         Y
---------------------------------------------------
FORWARD
CURRENCY
CONTRACTS          Y
---------------------------------------------------
BORROWING
MONEY              Y         Y           A
---------------------------------------------------
LENDING
PORTFOLIO
SECURITIES         Y         Y           G, PG
---------------------------------------------------
SHORT SALES        Y         Y
---------------------------------------------------
PARTICIPATION
INTERESTS
---------------------------------------------------
SWAP
AGREEMENTS                   Y
---------------------------------------------------
WRAP
CONTRACTS
---------------------------------------------------
INDEXED
SECURITIES         Y         Y           PG
---------------------------------------------------
STRIP BONDS                              G, PG
---------------------------------------------------
PUT BONDS
---------------------------------------------------
PRIVATE
ACTIVITY AND
INDUSTRIAL
DEVELOPMENT
BOND
---------------------------------------------------
CUSTODIAL
RECEIPTS
---------------------------------------------------
NATIONWIDE
CONTRACT
---------------------------------------------------
EXTENDABLE
COMMERCIAL
NOTES
---------------------------------------------------
STANDBY
COMMITMENT
AGREEMENTS
---------------------------------------------------
MUNICIPAL
SECURITIES
---------------------------------------------------

* The Gartmore Nationwide Principal Protected Fund has an Offering Period, a Guarantee Period, and a Post Guarantee Period and may not invest in all of these investments during each period. For example, during the Offering Period, fund assets will be invested primarily in cash and money market obligations. During the Guarantee Period, the Fund may not be permitted by the terms of the Capital Protection Agreement (as described in the Fund's prospectus) to invest in all the securities and utilize all the techniques described below and in the Fund's prospectus. Therefore, the permissible securities that the Fund may invest in during each period are identified as follows:
          O  =  Offering  Period
          G  =  Guarantee  Period
          PG  =  Post  Guarantee  Period
          A  =  All  Periods

          DESCRIPTION OF PORTFOLIO INSTRUMENTS AND INVESTMENT POLICIES THE INDEX FUNDS

     The Nationwide Small Cap Index Fund, Nationwide S&P 500 Index Fund, Nationwide Mid Cap Market Index Fund, Nationwide International Index Fund and Nationwide Bond Index Fund will be referred to herein, collectively, as the "Index Funds."

     S&P 500 Index Fund. The investment objective of the S&P 500 Index Fund is to seek to provide investment results that correspond to the price and yield performance of publicly traded common stocks as represented by the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500 Index"). There can be no assurance that the investment objective of the Fund will be achieved.

     Small Cap Index Fund. The investment objective of the Small Cap Index Fund is to match the performance of the Russell 2000 Index (the "Russell 2000") as closely as possible before the deduction of Fund expenses. There can be no assurance that the investment objective of the Fund will be achieved.

     Mid Cap Market Index Fund. The investment objective of the Mid Cap Market Index Fund is to match the performance of the Standard & Poor's Mid Cap 400
Index (the "S&P 400") as closely as possible before the deduction of Fund expenses. There can be no assurance that the investment objective of the Fund will be achieved.

     Bond Index Fund. The investment objective of the Bond Index Fund is to match the performance of the Lehman Brothers Aggregate Bond Index (the "Aggregate Bond Index") as closely as possible before the deduction of Fund expenses. There can be no assurance that the investment objective of the Fund will be achieved.

     International Index Fund. The investment objective of the International Index Fund is to match the performance of the Morgan Stanley Capital International EAFE Capitalization Weighted Index (the "EAFE Index") as closely as possible before the deduction of Fund expenses. There can be no assurance that the investment objective of the Fund will be achieved.

     About Indexing. The Index Funds are not managed according to traditional methods of "active" investment management, which involve the buying and selling of securities based upon economic, financial, and market analyses and investment judgment. Instead, each Index Fund, utilizing essentially a "passive" or "indexing" investment approach, seeks to replicate, before each Fund's expenses (which can be expected to reduce the total return of the Fund), the total return of its respective index.

     Indexing and Managing the Funds. Each Index Fund will be substantially invested in securities in the applicable index, and will invest at least 80% of its net assets in securities or other financial instruments which are contained in or correlated with securities in the applicable index (equity securities, in the case of the Small Cap Index Fund, Mid Cap Market Index Fund and International Index Fund, S&P 500 Index Fund, and fixed-income securities in the case of the Bond Index Fund).

     Because each Index Fund seeks to replicate the total return of its respective index, Fund Asset Management, L.P. (FAM), subadviser to each Index Fund, generally will not attempt to judge the merits of any particular security as an investment but will seek only to replicate the total return of the securities in the relevant index. However, FAM may omit or remove a security which is included in an index from the portfolio of an Index Fund if, following objective criteria, FAM judges the security to be insufficiently liquid, believes the merit of the investment has been substantially impaired by extraordinary events or financial conditions, or determines that the security is no longer useful in attempting to replicate the total return of the index.

     FAM may acquire certain financial instruments based upon individual securities or based upon or consisting of one or more baskets of securities (which basket may be based upon a target index). Certain of these instruments may represent an indirect ownership interest in such securities or baskets. Others may provide for the payment to an Index Fund or by an Index Fund of amounts based upon the performance (positive, negative or both) of a particular security or basket. FAM will select such instruments when it believes that the use of the instrument will correlate substantially with the expected total return of a target security or index. In connection with the use of such instruments, FAM may enter into short sales in an effort to adjust the weightings of particular securities represented in the basket to more accurately reflect such securities, weightings in the target index.

     The ability of each Index Fund to satisfy its investment objective depends to some extent on FAM's ability to manage cash flow (primarily from purchases and redemptions and distributions from the Fund's investments). FAM will make investment changes to an Index Fund's portfolio to accommodate cash flow while continuing to seek to replicate the total return of the Series' target index. Investors should also be aware that the investment performance of each index is a hypothetical number which does not take into account brokerage commissions and other transaction costs, custody and other costs of investing, and any incremental operating costs (e.g., transfer agency, accounting) that will be borne by the Funds. Finally, since each Index Fund seeks to replicate the total return of its target index, FAM generally will not attempt to judge the merits of any particular security as an investment.

     Each Index Fund's ability to replicate the total return of its respective index may be affected by, among other things, transaction costs, administration and other expenses incurred by the Index Fund, taxes (including foreign withholding taxes, which will affect the International Index Fund and the Bond Index Fund due to foreign tax withholding practices), and changes in either the composition of the index or the assets of an Index Fund. In addition, each Index Fund's total return will be affected by incremental operating costs (e.g., investment advisory, transfer agency, accounting) that will be borne by the Fund. Under normal circumstances, it is anticipated that each Index Fund's total return over periods of one year and longer will, on a gross basis and before taking into account Fund expenses be within 10 basis points for the S&P 500 Index Fund (a basis point is one one-hundredth of one percent (0.01%)), 100 basis points for the Small Cap Index Fund, 150 basis points for the Mid Cap Market Index Fund, 50 basis points for the International Index Fund, and 50 basis points for the Bond Index Fund, of the total return of the applicable indices. There can be no assurance, however, that these levels of correlation will be achieved. In the event that this correlation is not achieved over time, the Trustees will consider alternative strategies for the Funds.

THE  INVESTOR  DESTINATIONS  FUNDS

     Each of the Investor Destinations Funds is a "fund of funds," which means that each Fund invests primarily in other mutual funds. The Prospectus for the Investor Destinations Funds discusses the investment objectives and strategies for each Investor Destinations Fund and explains the types of underlying mutual funds (the "Underlying Funds") that each Investor Destinations Fund may invest in. Underlying Funds invest in stocks, bonds and other securities and reflect varying amounts of potential investment risk and reward. Each of the Investor Destinations Funds allocates its assets among the different Underlying Funds and
- except for the Aggressive Fund currently - the Nationwide contract (described in more detail below). Periodically, each Investor Destinations Fund will adjust its asset allocation within predetermined ranges to ensure broad diversification and to adjust to changes in market conditions. However, as a general matter, there will not be large, sudden changes in an Investor Destinations Fund's asset allocation.

     The following is a list of the mutual funds that are part of the Trust (the "Gartmore Mutual Funds") in which the Investor Destinations Funds may currently invest. This list may be updated from time to time and may be supplemented with funds that are not part of the Gartmore Mutual Funds. Each of the Funds is described in this SAI and their respective Prospectuses.

-    Nationwide  International  Index  Fund
-    Nationwide  Small  Cap  Index  Fund
-    Nationwide  Mid  Cap  Market  Index  Fund
-    Nationwide  Bond  Index  Fund
-    Nationwide  S&P  500  Index  Fund
-    Gartmore  Morley  Enhanced  Income  Fund
-    Gartmore  Money  Market  Fund

INFORMATION  CONCERNING  DURATION

     Duration is a measure of the average life of a fixed-income security that was developed as a more precise alternative to the concepts of "term to maturity" or "average dollar weighted maturity" as measures of "volatility" or "risk" associated with changes in interest rates. Duration incorporates a security's yield, coupon interest payments, final maturity and call features into one measure.

     Most debt obligations provide interest ("coupon") payments in addition to final ("par") payment at maturity. Some obligations also have call provisions. Depending on the relative magnitude of these payments and the nature of the call provisions, the market values of debt obligations may respond differently to changes in interest rates.

     Traditionally, a debt security's "term-to-maturity" has been used as a measure of the sensitivity of the security's price to changes in interest rates (which is the "interest rate risk" or "volatility" of the security). However, "term-to-maturity" measures only the time until a debt security provides its final payment, taking no account of the pattern of the security's payments prior to maturity. Average dollar weighted maturity is calculated by averaging the terms of maturity of each debt security held with each maturity "weighted" according to the percentage of assets that it represents. Duration is a measure of the expected life of a debt security on a present value basis and reflects both principal and interest payments. Duration takes the length of the time intervals between the present time and the time that the interest and principal payments are scheduled or, in the case of a callable security, expected to be received, and weights them by the present values of the cash to be received at each future point in time. For any debt security with interest payments occurring prior to the payment of principal, duration is ordinarily less than maturity. In general, all other factors being the same, the lower the stated or coupon rate of interest of a debt security, the longer the duration of the security; conversely, the higher the stated or coupon rate of interest of a debt security, the shorter the duration of the security.

     There are some situations where the standard duration calculation does not properly reflect the interest rate exposure of a security. For example, floating and variable rate securities often have final maturities of ten or more years; however, their interest rate exposure corresponds to the frequency of the coupon reset. Another example where the interest rate exposure is not properly captured by duration is the case of mortgage pass-through securities. The stated final maturity of such securities is generally 30 years, but current prepayment rates are more critical in determining the securities' interest rate exposure. In these and other similar situations, a Fund's investment adviser or subadviser will use more sophisticated analytical techniques to project the economic life of a security and estimate its interest rate exposure. Since the computation of duration is based on predictions of future events rather than known factors, there can be no assurance that a Fund will at all times achieve its targeted portfolio duration.

     The change in market value of U.S. government fixed-income securities is largely a function of changes in the prevailing level of interest rates. When interest rates are falling, a portfolio with a shorter duration generally will not generate as high a level of total return as a portfolio with a longer duration. When interest rates are stable, shorter duration portfolios generally will not generate as high a level of total return as longer duration portfolios (assuming that long-term interest rates are higher than short-term rates, which is commonly the case.) When interest rates are rising, a portfolio with a shorter duration will generally outperform longer duration portfolios. With respect to the composition of a fixed-income portfolio, the longer the duration of the portfolio, generally, the greater the anticipated potential for total return, with, however, greater attendant interest rate risk and price volatility than for a portfolio with a shorter duration.

DEBT  OBLIGATIONS

     Debt obligations are subject to the risk of an issuer's inability to meet principal and interest payments on its obligations when due ("credit risk") and are subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer, and general market liquidity. Lower-rated securities are more likely to react to developments affecting these risks than are more highly rated securities, which react primarily to movements in the general level of interest rates. Although the fluctuation in the price of debt securities is normally less than that of common stocks, in the past there have been extended periods of cyclical increases in interest rates that have caused significant declines in the price of debt securities in general and have caused the effective maturity of securities with prepayment features to be extended, thus effectively converting short or intermediate securities (which tend to be less volatile in price) into long term securities (which tend to be more volatile in price).

     Ratings as Investment Criteria. High-quality, medium-quality and non-investment grade debt obligations are characterized as such based on their ratings by nationally recognized statistical rating organizations ("NRSROs"), such as Standard & Poor's Rating Group ("Standard & Poor's") or Moody's Investor Services ("Moody's"). In general, the ratings of NRSROs represent the opinions of these agencies as to the quality of securities that they rate. Such ratings, however, are relative and subjective, and are not absolute standards of quality and do not evaluate the market value risk of the securities. These ratings are used by a Fund as initial criteria for the selection of portfolio securities, but the Fund also relies upon the independent advice of a Fund's adviser or subadviser(s) to evaluate potential investments. This is particularly important for lower-quality securities. Among the factors that will be considered are the long-term ability of the issuer to pay principal and interest and general economic trends, as well as an issuer's capital structure, existing debt and earnings history. The Appendix to this Statement of Additional Information contains further information about the rating categories of NRSROs and their significance.

     Subsequent to its purchase by a Fund, an issue of securities may cease to be rated or its rating may be reduced below the minimum required for purchase by such Fund. In addition, it is possible that an NRSRO might not change its rating of a particular issue to reflect subsequent events. None of these events generally will require sale of such securities, but a Fund's adviser or subadviser will consider such events in its determination of whether the Fund should continue to hold the securities.

     In addition, to the extent that the ratings change as a result of changes in an NRSRO or its rating systems, or due to a corporate reorganization, the Fund will attempt to use comparable ratings as standards for its investments in accordance with its investment objective and policies.

     Medium-Quality Securities. Certain Funds anticipate investing in medium-quality obligations, which are obligations rated in the fourth highest rating category by any NRSRO. Medium-quality securities, although considered investment-grade, may have some speculative characteristics and may be subject to greater fluctuations in value than higher-rated securities. In addition, the issuers of medium-quality securities may be more vulnerable to adverse economic conditions or changing circumstances than issuers of higher-rated securities.

     Lower Quality (High-Risk) Securities. Non-investment grade debt or lower quality/rated securities (hereinafter referred to as "lower-quality securities") include (i) bonds rated as low as C by Moody's, Standard & Poor's, or Fitch IBCA Information Services, Inc. ("Fitch"), (ii) commercial paper rated as low as C by Standard & Poor's, Not Prime by Moody's or Fitch 4 by Fitch; and (iii) unrated debt securities of comparable quality. Lower-quality securities, while generally offering higher yields than investment grade securities with similar maturities, involve greater risks, including the possibility of default or bankruptcy. There is more risk associated with these investments because of reduced creditworthiness and increased risk of default. Under NRSRO guidelines, lower quality securities and comparable unrated securities will likely have some quality and protective characteristics that are outweighed by large uncertainties or major risk exposures to adverse conditions. Lower quality securities are considered to have extremely poor prospects of ever attaining any real investment standing, to have a current identifiable vulnerability to default or to be in default, to be unlikely to have the capacity to make required interest payments and repay principal when due in the event of adverse business, financial or economic conditions, or to be in default or not current in the payment of interest or principal. They are regarded as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal. The special risk considerations in connection with investments in these securities are discussed below.

     Effect of Interest Rates and Economic Changes. Interest-bearing securities typically experience appreciation when interest rates decline and depreciation when interest rates rise. The market values of lower-quality and comparable unrated securities tend to reflect individual corporate developments to a greater extent than do higher rated securities, which react primarily to fluctuations in the general level of interest rates. Lower-quality and comparable unrated securities also tend to be more sensitive to economic conditions than are higher-rated securities. As a result, they generally involve more credit risks than securities in the higher-rated categories. During an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of lower-quality and comparable unrated securities may experience financial stress and may not have sufficient revenues to meet their payment obligations. The issuer's ability to service its debt obligations may also be adversely affected by specific corporate developments, the issuer's inability to meet specific projected business forecasts or the unavailability of additional financing. The risk of loss due to default by an issuer of these securities is significantly greater than issuers of higher-rated securities also because such securities are generally unsecured and are often subordinated to other creditors. Further, if the issuer of a lower-quality or comparable unrated security defaulted, the Fund might incur additional expenses to seek recovery. Periods of economic uncertainty and changes would also generally result in increased volatility in the market prices of these securities and thus in the Fund's net asset value.

     As previously stated, the value of a lower-quality or comparable unrated security will generally decrease in a rising interest rate market, and accordingly so will a Fund's net asset value. If a Fund experiences unexpected net redemptions in such a market, it may be forced to liquidate a portion of its portfolio securities without regard to their investment merits. Due to the limited liquidity of lower-quality and comparable unrated securities (discussed below), a Fund may be forced to liquidate these securities at a substantial discount which would result in a lower rate of return to the Fund.

     Payment Expectations. Lower-quality and comparable unrated securities typically contain redemption, call or prepayment provisions which permit the issuer of such securities containing such provisions to, at its discretion, redeem the securities. During periods of falling interest rates, issuers of these securities are likely to redeem or prepay the securities and refinance them with debt securities at a lower interest rate. To the extent an issuer is able to refinance the securities, or otherwise redeem them, a Fund may have to replace the securities with a lower yielding security, which would result in a lower return for that Fund.

     Liquidity and Valuation. A Fund may have difficulty disposing of certain lower-quality and comparable unrated securities because there may be a thin trading market for such securities. Because not all dealers maintain markets in all lower-quality and comparable unrated securities, there may be no established retail secondary market for many of these securities. The Funds anticipate that such securities could be sold only to a limited number of dealers or institutional investors. To the extent a secondary trading market does exist, it is generally not as liquid as the secondary market for higher-rated securities. The lack of a liquid secondary market may have an adverse impact on the market price of the security. As a result, a Fund's asset value and ability to dispose of particular securities, when necessary to meet such Fund's liquidity needs or in response to a specific economic event, may be impacted. The lack of a liquid secondary market for certain securities may also make it more difficult for a Fund to obtain accurate market quotations for purposes of valuing that Fund's portfolio. Market quotations are generally available on many lower-quality and comparable unrated issues only from a limited number of dealers and may not necessarily represent firm bids of such dealers or prices for actual sales. During periods of thin trading, the spread between bid and asked prices is likely to increase significantly. In addition, adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of lower-quality and comparable unrated securities, especially in a thinly traded market.

     U.S. Government Securities. U.S. government securities are issued or guaranteed by the U.S. government or its agencies or instrumentalities. Securities issued by the U.S. government include U.S. Treasury obligations, such as Treasury bills, notes, and bonds. Securities issued by government agencies or instrumentalities include obligations of the following:

- the Federal Housing Administration, Farmers Home Administration, and the Government National Mortgage Association ("GNMA"), including GNMA pass-through certificates, whose securities are supported by the full faith and credit of the United States;
- the Federal Home Loan Banks whose securities are supported by the right of the agency to borrow from the U.S. Treasury;
- the Federal Farm Credit Banks, government-sponsored institutions that consolidate the financing activities of the Federal Land Banks, the Federal Intermediate Credit Banks and the Banks for Cooperatives;
- the Student Loan Marketing Association, the Federal Home Loan Mortgage Corporation ("FHLMC") and the Federal National Mortgage Association ("FNMA"), whose securities are supported only by the credit of such agencies and are not guaranteed by the U.S. government. However, the Secretary of the Treasury has the authority to support FHLMC and FNMA by purchasing limited amounts of their respective obligations.

Although the U.S. government provides financial support to such U.S. government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so. The U.S. government and its agencies and instrumentalities do not guarantee the market value of their securities; consequently, the value of such securities will fluctuate.

     The Federal Reserve creates STRIPS (Separate Trading of Registered Interest and Principal of Securities) by separating the coupon payments and the principal payment from an outstanding Treasury security and selling them as individual securities. To the extent a Fund purchases the principal portion of STRIPS, the Fund will not receive regular interest payments. Instead STRIPs are sold at a deep discount from their face value. Because the principal portion of the STRIPs do not pay current income, its price can be volatile when interest rates change. In calculating its dividend, the Fund takes into account as income a portion of the difference between the principal portion of the STRIPs' purchase price and its face value.

     Mortgage and Asset-Backed Securities. Mortgage-backed securities represent direct or indirect participation in, or are secured by and payable from, mortgage loans secured by real property. Mortgage-backed securities come in different forms. The simplest form of mortgage-backed securities are pass-through certificates. Such securities may be issued or guaranteed by U.S. government agencies or instrumentalities or may be issued by private issuers, generally originators in mortgage loans, including savings and loan associations, mortgage bankers, commercial banks, investment bankers, and special purpose entities (collectively, "private lenders"). The purchase of mortgage-backed securities from private lenders may entail greater risk than mortgage-backed securities that are issued or guaranteed by the U.S. government, its agencies or instrumentalities. Mortgage-backed securities issued by private lenders maybe supported by pools of mortgage loans or other mortgage-backed securities that are guaranteed, directly or indirectly, by the U.S. government or one of its agencies or instrumentalities, or they may be issued without any governmental guarantee of the underlying mortgage assets but with some form of non-governmental credit enhancement. These credit enhancements may include letters of credit, reserve funds, overcollateralization, or guarantees by third parties.

     Since privately-issued mortgage certificates are not guaranteed by an entity having the credit status of GNMA or FHLMC, such securities generally are structured with one or more types of credit enhancement. Such credit enhancement falls into two categories: (i) liquidity protection; and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provisions of advances, generally by the entity administering the pool of assets, to ensure that the pass-through of payments due on the underlying pool occurs in a timely fashion. Protection against losses resulting from ultimate default enhances the likelihood of ultimate payment of the obligations on at least a portion of the assets in the pool. Such protection may be provided through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches.

     The ratings of mortgage-backed securities for which third-party credit enhancement provides liquidity protection or protection against losses from default are generally dependent upon the continued creditworthiness of the provider of the credit enhancement. The ratings of such securities could be subject to reduction in the event of deterioration in the creditworthiness of the credit enhancement provider even in cases where the delinquency loss experience on the underlying pool of assets is better than expected. There can be no assurance that the private issuers or credit enhancers of mortgage-backed securities can meet their obligations under the relevant policies or other forms of credit enhancement.

     Examples of credit support arising out of the structure of the transaction include "senior-subordinated securities" (multiple class securities with one or more classes subordinate to other classes as to the payment of principal thereof and interest thereon, with the result that defaults on the underlying assets are borne first by the holders of the subordinated class), creation of "reserve funds" (where cash or investments sometimes funded from a portion of the payments on the underlying assets are held in reserve against future losses) and "over-collateralization" (where the scheduled payments on, or the principal amount of, the underlying assets exceed those required to make payment of the securities and pay any servicing or other fees). The degree of credit support provided for each issue is generally based on historical information with respect to the level of credit risk associated with the underlying assets. Delinquency or loss in excess of that which is anticipated could adversely affect the return on an investment in such security.

     Private lenders or government-related entities may also create mortgage loan pools offering pass-through investments where the mortgages underlying these securities may be alternative mortgage instruments, that is, mortgage instruments whose principal or interest payments may vary or whose terms to maturity may be shorter than was previously customary. As new types of mortgage-related securities are developed and offered to investors, a Fund, consistent with its investment objective and policies, may consider making investments in such new types of securities.

     The yield characteristics of mortgage-backed securities differ from those of traditional debt obligations. Among the principal differences are that interest and principal payments are made more frequently on mortgage-backed securities, usually monthly, and that principal may be prepaid at any time because the underlying mortgage loans or other assets generally may be prepaid at any time. As a result, if a Fund purchases these securities at a premium, a prepayment rate that is faster than expected will reduce yield to maturity, while a prepayment rate that is lower than expected will have the opposite effect of increasing the yield to maturity. Conversely, if a Fund purchases these securities at a discount, a prepayment rate that is faster than expected will increase yield to maturity, while a prepayment rate that is slower than expected will reduce yield to maturity. Accelerated prepayments on securities purchased by the Fund at a premium also impose a risk of loss of principal because the premium may not have been fully amortized at the time the principal is prepaid in full.

     Unlike fixed rate mortgage-backed securities, adjustable rate mortgage-backed securities are collateralized by or represent interest in mortgage loans with variable rates of interest. These variable rates of interest reset periodically to align themselves with market rates. A Fund will not benefit from increases in interest rates to the extent that interest rates rise to the point where they cause the current coupon of the underlying adjustable rate mortgages to exceed any maximum allowable annual or lifetime reset limits (or "cap rates") for a particular mortgage. In this event, the value of the adjustable rate mortgage-backed securities in a Fund would likely decrease. Also, a Fund's net asset value could vary to the extent that current yields on adjustable rate mortgage-backed securities are different than market yields during interim periods between coupon reset dates or if the timing of changes to the index upon which the rate for the underlying mortgage is based lags behind changes in market rates. During periods of declining interest rates, income to a Fund derived from adjustable rate mortgage securities which remain in a mortgage pool will decrease in contrast to the income on fixed rate mortgage securities, which will remain constant. Adjustable rate mortgages also have less potential for appreciation in value as interest rates decline than do fixed rate investments.

     There are a number of important differences among the agencies and instrumentalities of the U.S. government that issue mortgage-backed securities and among the securities that they issue. Mortgage-backed securities issued by GNMA include GNMA Mortgage Pass-Through Certificates (also known as "Ginnie Maes") which are guaranteed as to the timely payment of principal and interest by GNMA and such guarantee is backed by the full faith and credit of the United States. GNMA certificates also are supported by the authority of GNMA to borrow funds from the U.S. Treasury to make payments under its guarantee. Mortgage-backed securities issued by FNMA include FNMA Guaranteed Mortgage Pass-Through Certificates (also known as "Fannie Maes") which are solely the obligations of the FNMA and are not backed by or entitled to the full faith and credit of the United States. Fannie Maes are guaranteed as to timely payment of the principal and interest by FNMA. Mortgage-backed securities issued by FHLMC include FHLMC Mortgage Participation Certificates (also known as "Freddie Macs" or "PCs"). The FHLMC is a corporate instrumentality of the United States, created pursuant to an Act of Congress, which is owned entirely by Federal Home Loan Banks and do not constitute a debt or obligation of the United States or by any Federal Home Loan Bank. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by the FHLMC. The FHLMC guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. When the FHLMC does not guarantee timely payment of principal, FHLMC may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.

     Asset-backed securities have structural characteristics similar to mortgage-backed securities. However, the underlying assets are not first-lien mortgage loans or interests therein; rather they include assets such as motor vehicle installment sales contracts, other installment loan contracts, home equity loans, leases of various types of property and receivables from credit card and other revolving credit arrangements. Payments or distributions of principal and interest on asset-backed securities may be supported by non-governmental credit enhancements similar to those utilized in connection with mortgage-backed securities. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities.

     Collateralized Mortgage Obligations ("CMOs") and Multiclass Pass-Through Securities. CMOs are a more complex form of mortgage-backed security in that they are multi-class debt obligations which are collaterized by mortgage loans or pass-through certificates. As a result of changes prompted by the 1986 Tax Reform Act, most CMOs are today issued as Real Estate Mortgage Investment Conduits ("REMICs"). From the perspective of the investor, REMICs and CMOs are virtually indistinguishable. However, REMICs differ from CMOs in that REMICs provide certain tax advantages for the issuer of the obligation. Multiclass pass-through securities are interests in a trust composed of whole loans or private pass-throughs (collectively hereinafter referred to as "Mortgage Assets"). Unless the context indicates otherwise, all references herein to CMOs include REMICs and multiclass pass-through securities.

     Typically, CMOs are collateralized by GNMA, Fannie Mae or Freddie Mac Certificates, but also may be collateralized by Mortgage Assets. Unless the context indicates otherwise, all references herein to CMOs include REMICs and multiclass pass-through securities. Payments of principal and interest on the Mortgage Assets, and any reinvestment income thereon, provide the funds to pay debt service on the CMOs or make scheduled distributions on the multiclass pass-through securities. CMOs may be issued by agencies or instrumentalities of the U.S. government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing.

     In order to form a CMO, the issuer assembles a package of traditional mortgage-backed pass-through securities, or actual mortgage loans, and uses them as collateral for a multi-class security. Each class of CMOs, often referred to as a "tranche," is issued at a specified fixed or floating coupon rate and has a stated maturity or final distribution date. Principal prepayments on the Mortgage Assets may cause the CMOs to be retired substantially earlier than their stated maturities or final distribution dates. Interest is paid or accrues on all classes of the CMOs on a monthly, quarterly or semi-annual basis. The principal of and interest on the Mortgage Assets may be allocated among the several classes of a series of a CMO in innumerable ways. In one structure, payments of principal, including any principal prepayments, on the Mortgage Assets are applied to the classes of a CMO in the order of their respective stated maturities or final distribution dates, so that no payment of principal will be made on any class of CMOs until all other classes having an earlier stated maturity or final distribution date have been paid in full. As market conditions change, and particularly during periods of rapid or unanticipated changes in market interest rates, the attractiveness of the CMO classes and the ability of the structure to provide the anticipated investment characteristics may be significantly reduced. Such changes can result in volatility in the market value, and in some instances reduced liquidity, of the CMO class.

     A Fund may also invest in, among others, parallel pay CMOs and Planned Amortization Class CMOs ("PAC Bonds"). Parallel pay CMOs are structured to provide payments of principal on each payment date to more than one class. These simultaneous payments are taken into account in calculating the stated maturity date or final distribution date of each class, which, as with other CMO structures, must be retired by its stated maturity date or a final distribution date but may be retired earlier. PAC Bonds are a type of CMO tranche or series designed to provide relatively predictable payments of principal provided that, among other things, the actual prepayment experience on the underlying mortgage loans falls within a predefined range. If the actual prepayment experience on the underlying mortgage loans is at a rate faster or slower than the predefined range or if deviations from other assumptions occur, principal payments on the PAC Bond may be earlier or later than predicted. The magnitude of the predefined range varies from one PAC Bond to another; a narrower range increases the risk that prepayments on the PAC Bond will be greater or smaller than predicted. Because of these features, PAC Bonds generally are less subject to the risks of prepayment than are other types of mortgage-backed securities.

     Stripped Mortgage Securities. Stripped mortgage securities are derivative multiclass mortgage securities. Stripped mortgage securities may be issued by agencies or instrumentalities of the U.S. government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing. Stripped mortgage securities have greater volatility than other types of mortgage securities. Although stripped mortgage securities are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, the market for such securities has not yet been fully developed. Accordingly, stripped mortgage securities are generally illiquid.

     Stripped mortgage securities are structured with two or more classes of securities that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of stripped mortgage security will have at least one class receiving only a small portion of the interest and a larger portion of the principal from the mortgage assets, while the other class will receive primarily interest and only a small portion of the principal. In the most extreme case, one class will receive all of the interest ("IO" or interest-only), while the other class will receive all of the principal ("PO" or principal-only class). The yield to maturity on IOs, POs and other mortgage-backed securities that are purchased at a substantial premium or discount generally are extremely sensitive not only to changes in prevailing interest rates but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on such securities' yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities have received the highest rating by a NRSRO.

     In addition to the stripped mortgage securities described above, certain Funds may invest in similar securities such as Super POs and Levered IOs which are more volatile than POs, IOs and IOettes. Risks associated with instruments such as Super POs are similar in nature to those risks related to investments in POs. IOettes represent the right to receive interest payments on an underlying pool of mortgages with similar risks as those associated with IOs. Unlike IOs, the owner also has the right to receive a very small portion of the principal. Risks connected with Levered IOs and IOettes are similar in nature to those associated with IOs. Such Funds may also invest in other similar instruments developed in the future that are deemed consistent with its investment objective, policies and restrictions. See "Additional General Tax Information For All Funds" in this Statement of Additional Information.

     A Fund may also purchase stripped mortgage-backed securities for hedging purposes to protect that Fund against interest rate fluctuations. For example, since an IO will tend to increase in value as interest rates rise, it may be utilized to hedge against a decrease in value of other fixed-income securities in a rising interest rate environment. With respect to IOs, if the underlying mortgage securities experience greater than anticipated prepayments of principal, the Fund may fail to recoup fully its initial investment in these securities even if the securities are rated in the highest rating category by an NRSRO. Stripped mortgage-backed securities may exhibit greater price volatility than ordinary debt securities because of the manner in which their principal and interest are returned to investors. The market value of the class consisting entirely of principal payments can be extremely volatile in response to changes in interest rates. The yields on stripped mortgage-backed securities that receive all or most of the interest are generally higher than prevailing market yields on other mortgage-backed obligations because their cash flow patterns are also volatile and there is a greater risk that the initial investment will not be fully recouped. The market for CMOs and other stripped mortgage-backed securities may be less liquid if these securities lose their value as a result of changes in interest rates; in that case, a Fund may have difficulty in selling such securities.

     Private Activity and Industrial Development Bonds. Private activity and industrial development bonds are obligations issued by or on behalf of public authorities to raise money to finance various privately owned or operated facilities for business and manufacturing, housing, sports, and pollution control. These bonds are also used to finance public facilities such as airports, mass transit systems, ports, parking, and sewage and solid waste disposal facilities, as well as certain other facilities or projects. The payment of the principal and interest on such bonds is generally dependent solely on the ability of the facility's user to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment.

     Put Bonds. "Put" bonds are securities (including securities with variable interest rates) that may be sold back to the issuer of the security at face value at the option of the holder prior to their stated maturity. The Fund's adviser or a subadviser intends to purchase only those put bonds for which the put option is an integral part of the security as originally issued. The option to "put" the bond back to the issuer prior to the stated final maturity can cushion the price decline of the bond in a rising interest rate environment. However, the premium paid, if any, for an option to put will have the effect of reducing the yield otherwise payable on the underlying security. For the purpose of determining the "maturity" of securities purchased subject to an option to put, and for the purpose of determining the dollar weighted average maturity of a Fund holding such securities, the Fund will consider "maturity" to be the first date on which it has the right to demand payment from the issuer.

     Brady Bonds. Brady Bonds are debt securities, generally denominated in U.S. dollars, issued under the framework of the Brady Plan. The Brady Plan is an initiative announced by former U.S. Treasury Secretary Nicholas F. Brady in 1989 as a mechanism for debtor nations to restructure their outstanding external commercial bank indebtedness. In restructuring its external debt under the Brady Plan framework, a debtor nation negotiates with its existing bank lenders as well as multilateral institutions such as the International Bank for Reconstruction and Development (the "World Bank") and the International Monetary Fund (the "IMF"). The Brady Plan framework, as it has developed, contemplates the exchange of external commercial bank debt for newly issued bonds known as "Brady Bonds." Brady Bonds may also be issued in respect of new money being advanced by existing lenders in connection with the debt restructuring. The World Bank and/or the IMF support the restructuring by providing funds pursuant to loan agreements or other arrangements which enable the debtor nation to collateralize the new Brady Bonds or to repurchase outstanding bank debt at a discount. Under these arrangements with the World Bank and/or the IMF, debtor nations have been required to agree to the implementation of certain domestic monetary and fiscal reforms. Such reforms have included the liberalization of trade and foreign investment, the privatization of state-owned enterprises and the setting of targets for public spending and borrowing. These policies and programs seek to promote the debtor country's economic growth and development. Investors should also recognize that the Brady Plan only sets forth general guiding principles for economic reform and debt reduction, emphasizing that solutions must be negotiated on a case-by-case basis between debtor nations and their creditors. A Fund's adviser or subadviser may believe that economic reforms undertaken by countries in connection with the issuance of Brady Bonds may make the debt of countries which have issued or have announced plans to issue Brady Bonds an attractive opportunity for investment. However, there can be no assurance that the adviser or the subadviser's expectations with respect to Brady Bonds will be realized.

     Agreements implemented under the Brady Plan to date are designed to achieve debt and debt-service reduction through specific options negotiated by a debtor nation with its creditors. As a result, the financial packages offered by each country differ. The types of options have included the exchange of outstanding commercial bank debt for bonds issued at 100% of face value of such debt which carry a below-market stated rate of interest (generally known as par bonds), bonds issued at a discount from the face value of such debt (generally known as discount bonds), bonds bearing an interest rate which increases over time and bonds issued in exchange for the advancement of new money by existing lenders. Regardless of the stated face amount and stated interest rate of the various types of Brady Bonds, the applicable Funds will purchase Brady Bonds in secondary markets, as described below, in which the price and yield to the investor reflect market conditions at the time of purchase. Certain sovereign bonds are entitled to "value recovery payments" in certain circumstances, which in effect constitute supplemental interest payments but generally are not collateralized. Certain Brady Bonds have been collateralized as to principal due date at maturity (typically 30 years from the date of issuance) by U.S. Treasury zero coupon bonds with a maturity equal to the final maturity of such Brady Bonds. The U.S. Treasury bonds purchased as collateral for such Brady Bonds are financed by the IMF, the World Bank and the debtor nations' reserves. In addition, interest payments on certain types of Brady Bonds may be collateralized by cash or high-grade securities in amounts that typically represent between 12 and 18 months of interest accruals on these instruments with the balance of the interest accruals being uncollateralized. In the event of a default with respect to collateralized Brady Bonds as a result of which the payment obligations of the issuer are accelerated, the U.S. Treasury zero coupon obligations held as collateral for the payment of principal will not be distributed to investors, nor will such obligations be sold and the proceeds distributed. The collateral will be held by the collateral agent to the scheduled maturity of the defaulted Brady Bonds, which will continue to be outstanding, at which time the fact amount of the collateral will equal the principal payments which would have then been due on the Brady Bonds in the normal course. However, in light of the residual risk of the Brady Bonds and, among other factors, the history of default with respect to commercial bank loans by public and private entities of countries issuing Brady Bonds, investments in Brady Bonds are considered speculative. A Fund may purchase Brady Bonds with no or limited collateralization, and will be relying for payment of interest and (except in the case of principal collateralized Brady Bonds) principal primarily on the willingness and ability of the foreign government to make payment in accordance with the terms of the Brady Bonds.

     Municipal Securities. Municipal securities include debt obligations issued by governmental entities to obtain funds for various public purposes, such as the construction of a wide range of public facilities, the refunding of outstanding obligations, the payment of general operating expenses, and the extension of loans to other public institutions and facilities. Private activity bonds that are issued by or on behalf of public authorities to finance various privately-operated facilities are included within the term municipal securities, only if the interest paid thereon is exempt from federal taxes. The Gartmore Tax-Free Income Fund will invest primarily in municipal securities. In addition, the Gartmore Money Market Fund may invest in municipal securities whether or not the interest paid is tax exempt as long as the securities are acceptable investments for money market funds.

     Other types of municipal securities include short-term General Obligation Notes, Tax Anticipation Notes, Bond Anticipation Notes, Revenue Anticipation Notes, Project Notes, Tax-Exempt Commercial Paper, Construction Loan Notes and other forms of short-term tax-exempt loans. Such instruments are issued with a short-term maturity in anticipation of the receipt of tax funds, the proceeds of bond placements or other revenues. In addition, the Gartmore Tax-Free Income Fund may invest in other types of tax-exempt instruments, such as municipal bonds, private activity bonds, and pollution control bonds.

     Project Notes are issued by a state or local housing agency and are sold by the Department of Housing and Urban Development. While the issuing agency has the primary obligation with respect to its Project Notes, they are also secured by the full faith and credit of the United States through agreements with the issuing authority which provide that, if required, the federal government will lend the issuer an amount equal to the principal of and interest on the Project Notes.

     The two principal classifications of municipal securities consist of "general obligation" and "revenue" issues. The Gartmore Tax-Free Income Fund may also acquire "moral obligation" issues, which are normally issued by special purpose authorities. There are, of course, variations in the quality of municipal securities, both within a particular classification and between classifications, and the yields on municipal securities depend upon a variety of factors, including the financial condition of the issuer, general conditions of the municipal bond market, the size of a particular offering, the maturity of the obligation and the rating of the issue. Ratings represent the opinions of an NRSRO as to the quality of municipal securities. It should be emphasized, however, that ratings are general and are not absolute standards of quality, and municipal securities with the same maturity, interest rate and rating may have different yields, while municipal securities of the same maturity and interest rate with different ratings may have the same yield. Subsequent to purchase, an issue of municipal securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase. The adviser will consider such an event in determining whether the Fund should continue to hold the obligation.

     An issuer's obligations under its municipal securities are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors, such as the federal bankruptcy code, and laws, if any, which may be enacted by Congress or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon the enforcement of such obligations or upon the ability of municipalities to levy taxes. The power or ability of an issuer to meet its obligations for the payment of interest on and principal of its municipal securities may be materially adversely affected by litigation or other conditions.

     Strip Bonds. Strip bonds are debt securities that are stripped of their interest (usually by a financial intermediary) after the securities are issued. The market value of these securities generally fluctuates more in response to changes in interest rates than interest paying securities of comparable maturity.

     Custodial Receipts. Certain Funds may acquire U.S. government securities and their unmatured interest coupons that have been separated ("stripped") by their holder, typically a custodian bank or investment brokerage firm. Having separated the interest coupons from the underlying principal of the U.S. government securities, the holder will resell the stripped securities in custodial receipt programs with a number of different names, including "Treasury Income Growth Receipts" ("TIGRs") and "Certificate of Accrual on Treasury Securities" ("CATS"). The stripped coupons are sold separately from the underlying principal, which is usually sold at a deep discount because the buyer receives only the right to receive a future fixed payment on the security and does not receive any rights to periodic interest (cash) payments. The underlying U.S. Treasury bonds and notes themselves are generally held in book-entry form at a Federal Reserve Bank. Counsel to the underwriters of these certificates or other evidences of ownership of U.S. Treasury securities have stated that, in their opinion, purchasers of the stripped securities most likely will be deemed the beneficial holders of the underlying U.S. government securities for federal tax and securities purposes. In the case of CATS and TIGRs, the Internal Revenue Service ("IRS") has reached this conclusion for the purpose of applying the tax diversification requirements applicable to regulated investment companies such as the Funds. CATS and TIGRs are not considered U.S. government securities by the Staff of the Securities and Exchange Commission (the "SEC"), however. Further, the IRS conclusion is contained only in a general counsel memorandum, which is an internal document of no precedential value or binding effect, and a private letter ruling, which also may not be relied upon by the Funds. The Trust is not aware of any binding legislative, judicial or administrative authority on this issue.

MONEY  MARKET  INSTRUMENTS

     Money  market  instruments  may include the following types of instruments:

- obligations issued or guaranteed as to interest and principal by the U.S. government, its agencies, or instrumentalities, or any federally chartered corporation, with remaining maturities of 397 days or less;

- obligations of sovereign foreign governments, their agencies, instrumentalities and political subdivisions, with remaining maturities of 397 days or less;

- obligations of municipalities and states, their agencies and political subdivisions with remaining maturities of 397 days or less;

- asset-backed commercial paper whose own rating or the rating of any guarantor is in one of the two highest categories of any NRSRO;

-    repurchase  agreements;

-    bank  or  savings  and  loan  obligations;

- commercial paper (including asset-backed commercial paper), which are short-term unsecured promissory notes issued by corporations in order to finance their current operations. It may also be issued by foreign governments, and states and municipalities. Generally the commercial paper or its guarantor will be rated within the top two rating categories by an NRSRO, or if not rated, is issued and guaranteed as to payment of principal and interest by companies which at the date of investment have a high quality outstanding debt issue;

- bank loan participation agreements representing obligations of corporations having a high quality short-term rating, at the date of investment, and under which the Fund will look to the creditworthiness of the lender bank, which is obligated to make payments of principal and interest on the loan, as well as to creditworthiness of the borrower.

- high quality short-term (maturity in 397 days or less) corporate obligations, rated within the top two rating categories by an NRSRO or, if not rated, deemed to be of comparable quality by the applicable adviser or subadviser.

- extendable commercial notes, which differ from traditional commercial paper because the issuer can extend the maturity of the note up to 397 days with the option to call the note any time during the extension period. Because extension will occur when the issuer does not have other viable options for lending, these notes may be considered illiquid, particularly during the extension period, and if the extendable commercial notes are determined to be illiquid, the Gartmore Money Market Fund will be limited to holding no more than 10% of its net assets in these and any other illiquid securities.

- unrated short term (maturing in 397 days or less) debt obligations that are determined by a Fund's adviser to be of comparable quality to the securities described above.

EXTENDABLE  COMMERCIAL  NOTES

     The  Gartmore  Money  Market Fund may invest in extendable commercial notes
(ECNs). ECNs may serve as an alternative to traditional commercial paper investments. ECNs are corporate notes which are issued at a discount and structured such that, while the note has an initial redemption date (the initial redemption date is no more than 90 days from the date of issue) upon which the notes will be redeemed, the issuer on the initial redemption date may extend the repayment of the notes for up to 397 days from the date of issue without seeking noteholder consent. In the event the ECN is redeemed by the issuer on its initial redemption date, investors receive a premium step-up rate, which is based on the ECNs rating at the time. If the notes are not redeemed on the initial redemption date, they will bear interest from the initial redemption date to the maturity date of the note at a floating rate of interest (this interest serves as a penalty yield for the issuer and a premium paid to the investor).

     The ability of the issuer to exercise its option to extend the ECN beyond the initial redemption date can expose investors to interest rate risks, liquidity risks, credit risks and mark-to-market risks. Proponents of ECNs, however, argue that the punitive interest rate which applies if the ECN is extended beyond its initial redemption date will discourage issuers from extending the notes. Proponents further argue that the reputation risk associated with the decision to extend an ECN obligation will prevent issuers from extending the notes, provided that the issuer is not in extreme financial distress. The Money Market Fund will perform due diligence from both a credit and portfolio structure perspective before investing in ECNs.

WRAP  CONTRACTS

     The Gartmore Morley Capital Accumulation Fund enters into wrap contracts for the purpose of attempting to maintain a constant net asset value ("NAV") of $10.00 per share. Although the Gartmore Morley Enhanced Income Fund is also permitted to cover certain assets of the Fund with wrap contracts in order to reduce the volatility of the Fund's NAV, it does not currently intend to do so. A wrap contract is a contract between a Fund and a financial institution such as a bank, insurance company or other financial institution (a "wrap provider"), under which the wrap provider agrees to make payments to the Fund upon the occurrence of certain events. By purchasing wrap contracts, the Funds expect to reduce fluctuations in NAV per share because, under normal circumstances, the value of the Funds' wrap contracts will vary inversely with the value of their respective assets that are covered by the contracts ("covered assets"). For example, when the market value of covered assets falls below "book value" (essentially the purchase price of covered assets plus interest on the assets accrued at the crediting rate specified under the wrap contract) wrap contracts will be assets of a Fund with a value equal to the difference between the book and market values. Similarly, when the market value of covered assets is greater than their book value, wrap contracts will become a liability of a Fund equal to the amount by which the market value of covered assets exceeds their book value. In this manner, under normal conditions wrap contracts are expected to reduce the impact of interest rate risk on covered assets and, hence, the market price variability of a Fund.

     A Fund will pay premiums to wrap providers for wrap contracts, and these premiums will be an ongoing expense of the Funds. Wrap contracts obligate wrap providers to make certain payments to the Funds in exchange for payment of premiums. With respect to the Gartmore Morley Capital Accumulation Fund, payments made by wrap providers as provided by wrap contracts are intended to enable the Fund to make redemption payments at the current book value of covered assets rather than at the current market price. Wrap contract payments may be made when assets are sold to fund redemption of shares, upon termination of wrap contracts, or both. The wrap contracts currently entered into for the Fund will not pay a fund at all unless all assets have been sold to fund redemption of shares. Payments are based on the book value of wrap contracts, and are normally equal to the sum of (i) the accrued or amortized purchase price of covered assets, minus (ii) the sale price of covered assets liquidated to fund share redemptions, plus (iii) interest accrued at a crediting rate, computation of which is specified in the wrap contracts. The crediting rate is the yield on the covered assets, adjusted to amortize the difference between market value and book value over the duration of the covered assets, less wrap contract premiums and Fund expenses. Wrap contracts typically provide for periodic reset of crediting rates. A typical wrap contract provides for adjustment of the crediting rate under various circumstances, such as if there is a default on any of the Fund's assets covered by the wrap contract or as the difference between the market value and the book value of the covered assets otherwise varies. The crediting rate may also change due to increases and decreases in the amount of covered assets attributable to purchases or certain redemptions of Fund shares. The impact of these circumstances depends on whether the market value of the covered assets is higher or lower than the assets' book value. The crediting rate under a wrap contract will not fall below zero.

     If the market value of covered assets is higher than their book value, the crediting rate will ordinarily be higher than the yield on the covered assets. In this situation, cash from purchases of Fund shares will tend to lower the crediting rate and, thus, the Fund's return; conversely, redemptions of Fund shares will tend to increase the crediting rate and the Fund's return. If the market value of covered assets is lower than their book value, the crediting rate will ordinarily be lower than the yield on the covered assets. In this situation, cash from purchases of Fund shares will tend to increase crediting rate and the Fund's return; conversely, redemptions of Fund shares will tend to decrease the crediting rate and the Fund's return. Crediting rates reflect the amortization of realized and unrealized gains and losses on covered assets and, in consequence, may not reflect the actual returns achieved on the wrapped assets. From time to time crediting rates may be significantly greater or less than current market interest rates, although wrap contracts generally provide that crediting rates may not fall below zero.

     The Gartmore Morley Capital Accumulation Fund will normally hold one to three percent of their assets as cash or cash equivalents which can be sold close to book value to fund redemption requests. If circumstances arise that require a Fund to liquidate assets other than cash, and if the fair market value of those other assets is less than their book value, a wrap contract will, under normal circumstances, obligate the wrap provider to pay the Fund all or some of the difference. However, if the market value of assets being liquidated exceeds the corresponding book value, a Fund would be obligated to pay all or some of the difference to the wrap provider. Generally, wrap contract payments will be made within one day after a Fund requests a payment. If more than one wrap contract applies to covered assets which have been liquidated, payment requests will be allocated among wrap contracts as specified in each wrap contract.

     Wrap contracts may require that covered assets be limited as to duration or maturity, consist of specified types of securities, and/or be at or above a specified credit quality. Wrap contracts purchased by the Funds will be consistent with their investment objectives and policies as set forth in the Prospectus and this SAI for each, although in some cases wrap contracts may require more restrictive investment objectives and policies. Wrap contracts may also allow providers to terminate their contracts if a Fund changes its investment objectives, policies and restrictions as set forth in the respective Prospectuses and this SAI without having obtained the consent of the wrap providers. In the event of termination by a wrap provider, a Fund may not be able successfully to replace contract coverage with another provider.

     Wrap contracts may mature on specified dates and may be terminable upon notice by the Funds or in the event of a default by either the Funds or the wrap provider. "Evergreen" wrap contracts specify no maturity date. They allow either the Funds or a provider to terminate the wrap contract through a fixed maturity conversion. Under a fixed maturity conversion the wrap contract will terminate on a future date which is generally determined by adding the duration of covered assets to a date elected by the party seeking to terminate the contract. For example, if the date elected is January 1, 2002, and the duration of covered assets is 3 years, the wrap contract will terminate as of January 1, 2005. In addition, during the conversion period, the Funds may be required to comply with certain restrictions on covered assets, such as limitation of their duration to the remaining term of the conversion period.

     Generally, at termination of a wrap contract, the wrap provider will be obligated to pay the Fund any excess of book value over market value of covered assets. However, if a wrap contract terminates because of a default by a Fund or upon election by the Fund (other than through a fixed maturity conversion), no such payment is made.

     As described above, the Gartmore Morley Capital Accumulation Fund intends to utilize wrap contacts in order to maintain a stable net asset value of $10.00. However, in order to satisfy tax requirements that the Fund distribute substantially all of its investment company taxable income, the Fund may be required to pay out an additional annual distribution of any excess amounts of taxable income not previously distributed in dividends. If such an annual distribution is required, the Board of Trustees may act to try to maintain a stable net asset value by declaring a reverse split of the Fund's shares. The reverse split will be in an amount that will cause the total number of shares held by each shareholder, including shares acquired on reinvestment of the distribution, to remain the same as before the distribution was paid and will not affect the total value of the shareholder's shares.

     Risks Associated with Wrap Contracts. The Gartmore Morley Capital Accumulation Fund expects wrap contracts to enable it to maintain the price of the Fund at $10.00 per share. The Gartmore Morley Enhanced Income Fund may utilize wrap contracts to maintain some of the Fund's assets at stable book value. However, there are certain risks associated with the use of wrap contracts that could impair a Fund's ability to achieve this objective.

     The Fund's wrap contracts typically will cause the Fund's yield to rise and Fall fall more slowly when interest rates change than the yield of a conventional bond or money market fund, so the Fund's yield may not reflect current market rates. Also, purchases and redemptions by Fund shareholders may increase or decrease the "crediting rate," the rate of return on the portion of the Fund covered by wrap contracts, which may increase or decrease the Fund's yield. Under extreme circumstances, the crediting rate, and thus the Fund's yield, could be reduced to zero for an extended period. Because of these adjustments to the crediting rate, a Fund shareholder may realize more or less than the actual investment return on the Fund's covered assets. Under certain circumstances the Fund may be obligated under the wrap contracts to maintain a high percentage of its assets in short-term investments or cash, which would result in reduced income for the Fund.

     The Fund may not be able to maintain a constant share price if any governmental or self-regulatory authority determines that it is not appropriate to value wrap contracts as the difference between the market value of the Fund's covered assets and their book value or if the Fund's Board of Trustees determines that such valuation is not appropriate.

     If a wrap contract matures or terminates, the Funds may be unable to obtain a replacement wrap contract or a wrap contract with terms substantially similar those of the maturing or terminating agreement. If at the time the market value of covered assets is less than their book value, the Funds may be required to reduce their respective NAVs accordingly. Likewise, if the market value of the covered assets is greater than their book value, a Fund's NAV may increase. In either case, Fund shareholders may experience unexpected fluctuations in the value of their shares. Further, if new wrap contracts are negotiated on less favorable terms than those of the contracts being replaced, such as higher wrap premiums, the net returns of the Funds may be negatively affected.

     The Trust's Board of Trustees has established policies and procedures for the Gartmore Morley Capital Accumulation Fund governing valuation of these instruments which it believes in good faith accurately reflect the value of each such Fund's wrap contracts and will establish similar procedures for the Gartmore Morley Enhanced Income Fund, if that Fund desires to enter into a specific wrap contract. Other fair and reasonable valuation methodologies may be utilized in certain circumstances including, but not limited to, (1) default by a wrap provider under a wrap contract or other agreement; (2) insolvency of a wrap provider; (3) reduction of the credit rating of a wrap provider; or (4) any other situation in which the Board of Trustees, or its delegate, determines that a wrap provider may no longer be able to satisfy its obligations under a wrap contract. In any such case, the fair value of any wrap contract may be determined to be less than the difference between book value and the market value of covered assets. In these situations a Fund may experience variability in its NAV per share.

     Wrap Contracts do not protect the Funds from the credit risk of covered assets. Defaults by issuers of covered assets or downgrades in their credit rating to below investment grade status will generally cause those assets to be removed from coverage under wrap contracts, in which event a Fund may experience a decrease in NAV.

     Currently, there is no active trading market for wrap contracts, and none is expected to develop. The Funds may therefore be unable to liquidate wrap contracts within seven days at fair market value, in which case the wrap contracts will be considered illiquid. At the time of their purchase, the fair market value of a Fund's wrap contracts, plus the fair market value of all other illiquid assets in the Fund, may not exceed fifteen percent (15%) of the fair market value of the Fund's net assets. If the fair market value of illiquid assets including wrap contracts later rises above 15% of the fair market value of a Fund's net assets, the price volatility of the Fund's shares may increase as the Fund acts to reduce the percentage of illiquid assets to a level that does not exceed 15% of the Fund.

REPURCHASE  AGREEMENTS

     In connection with the purchase of a repurchase agreement from member banks of the Federal Reserve System or certain non-bank dealers by a Fund, the Fund's custodian, or a subcustodian, will have custody of, and will hold in a segregated account, securities acquired by the Fund under a repurchase agreement. Repurchase agreements are contracts under which the buyer of a security simultaneously commits to resell the security to the seller at an agreed-upon price and date. Repurchase agreements are considered by the staff of the SEC to be loans by the Fund. Repurchase agreements may be entered into with respect to securities of the type in which it may invest or government securities regardless of their remaining maturities, and will require that additional securities be deposited with it if the value of the securities purchased should decrease below resale price. Repurchase agreements involve certain risks in the event of default or insolvency by the other party, including possible delays or restrictions upon a Fund's ability to dispose of the underlying securities, the risk of a possible decline in the value of the underlying securities during the period in which a Fund seeks to assert its rights to them, the risk of incurring expenses associated with asserting those rights and the risk of losing all or part of the income from the repurchase agreement. A Fund's adviser or subadviser reviews the creditworthiness of those banks and non-bank dealers with which the Funds enter into repurchase agreements to evaluate these risks.

BANK  OBLIGATIONS

     Bank obligations that may be purchased by the Funds include certificates of deposit, bankers' acceptances and fixed time deposits. A certificate of deposit is a short-term negotiable certificate issued by a commercial bank against funds deposited in the bank and is either interest-bearing or purchased on a discount basis. A bankers' acceptance is a short-term draft drawn on a commercial bank by a borrower, usually in connection with an international commercial transaction. The borrower is liable for payment as is the bank, which unconditionally guarantees to pay the draft at its face amount on the maturity date. Fixed time deposits are obligations of branches of U.S. banks or foreign banks which are payable at a stated maturity date and bear a fixed rate of interest. Although fixed time deposits do not have a market, there are no contractual restrictions on the right to transfer a beneficial interest in the deposit to a third party.

     Bank obligations may be general obligations of the parent bank or may be limited to the issuing branch by the terms of the specific obligations or by government regulation. Bank obligations may be issued by domestic banks (including their branches located outside the United States), domestic and foreign branches of foreign banks and savings and loan associations.

     Eurodollar and Yankee Obligations. Eurodollar bank obligations are dollar-denominated certificates of deposit and time deposits issued outside the U.S. capital markets by foreign branches of U.S. banks and by foreign banks. Yankee bank obligations are dollar-denominated obligations issued in the U.S. capital markets by foreign banks.

     Eurodollar and Yankee bank obligations are subject to the same risks that pertain to domestic issues, notably credit risk, market risk and liquidity risk. Additionally, Eurodollar (and to a limited extent, Yankee) bank obligations are subject to certain sovereign risks and other risks associated with foreign investments. One such risk is the possibility that a sovereign country might prevent capital, in the form of dollars, from flowing across their borders. Other risks include: adverse political and economic developments; the extent and quality of government regulation of financial markets and institutions; the imposition of foreign withholding taxes, and the expropriation or nationalization of foreign issues. However, Eurodollar and Yankee bank obligations held in a Fund will undergo the same credit analysis as domestic issues in which the Fund invests, and will have at least the same financial strength as the domestic issuers approved for the Fund.

WHEN-ISSUED  SECURITIES  AND  DELAYED-DELIVERY  TRANSACTIONS

     When securities are purchased on a "when-issued" basis or purchased for delayed delivery, then payment and delivery occur beyond the normal settlement date at a stated price and yield. When-issued transactions normally settle within 45 days. The payment obligation and the interest rate that will be received on when-issued securities are fixed at the time the buyer enters into the commitment. Due to fluctuations in the value of securities purchased or sold on a when-issued or delayed-delivery basis, the yields obtained on such securities may be higher or lower than the yields available in the market on the dates when the investments are actually delivered to the buyers. The greater a Fund's outstanding commitments for these securities, the greater the exposure to potential fluctuations in the net asset value of a Fund. Purchasing when-issued or delayed-delivery securities may involve the additional risk that the yield or market price available in the market when the delivery occurs may be higher or the market price lower than that obtained at the time of commitment.

     When a Fund agrees to purchase when-issued or delayed-delivery securities, to the extent required by the SEC, its custodian will set aside permissible liquid assets equal to the amount of the commitment in a segregated account.
Normally, the custodian will set aside portfolio securities to satisfy a purchase commitment, and in such a case a Fund may be required subsequently to place additional assets in the segregated account in order to ensure that the value of the account remains equal to the amount of such Fund's commitment. It may be expected that the Fund's net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash. In addition, because the Fund will set aside cash or liquid portfolio securities to satisfy its purchase commitments in the manner described above, such Fund's liquidity and the ability of its adviser or subadviser to manage it might be affected in the event its commitments to purchase "when-issued" securities ever exceed 25% of the value of its total assets. Under normal market conditions, however, a Fund's commitment to purchase "when-issued" or "delayed-delivery" securities will not exceed 25% of the value of its total assets. When the Fund engages in when-issued or delayed-delivery transactions, it relies on the other party to consummate the trade. Failure of the seller to do so may result in a Fund incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

STANDBY  COMMITMENT  AGREEMENTS

     These agreements commit a Fund, for a stated period of time, to purchase a stated amount of fixed income securities that may be issued and sold to the Fund at the option of the issuer. The price and coupon of the security is fixed at the time of the commitment. At the time of entering into the agreement the Fund is paid a commitment fee, regardless of whether or not the security is ultimately issued. Funds enter into such agreements for the purpose of investing in the security underlying the commitment at a yield and price that is considered advantageous to the Fund.

     There can be no assurance that the securities subject to a standby commitment will be issued and the value of the security, if issued, on the delivery date may be more or less than its purchase price. Since the issuance of the security underlying the commitment is at the option of the issuer, a Fund may bear the risk of a decline in the value of such security and may not benefit from an appreciation in the value of the security during the commitment period if the security is not ultimately issued.

     The purchase of a security subject to a standby commitment agreement and the related commitment fee will be recorded on the date on which the security can reasonably be expected to be issued, and the value of the security will thereafter be reflected in the calculation of a Fund's net asset value. The cost basis of the security will be adjusted by the amount of the commitment fee. In the event the security is not issued, the commitment fee will be recorded as income on the expiration date of the standby commitment.

LENDING  PORTFOLIO  SECURITIES

     Each Fund may lend its portfolio securities to brokers, dealers and other financial institutions, provided it receives collateral with respect to each loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each loan of non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned, and at all times thereafter shall require the borrower to mark to market such collateral on a daily basis so that the market value of such collateral does not fall below 100% of the market value of the portfolio securities so loaned. By lending its portfolio securities, a Fund can increase its income through the investment of the collateral. For the purposes of this policy, the Fund considers collateral consisting of cash, U.S. government securities or letters of credit issued by banks whose securities meet the standards for investment by the Fund to be the equivalent of cash. From time to time, a Fund may return to the borrower or a third party which is unaffiliated with it, and which is acting as a "placing broker," a part of the interest earned from the investment of collateral received for securities loaned.

     The SEC currently requires that the following conditions must be met whenever portfolio securities are loaned: (1) a Fund must receive from the borrower collateral equal to at least 100% of the value of the portfolio securities loaned; (2) the borrower must increase such collateral whenever the market value of the securities loaned rises above the level of such collateral;
(3) a Fund must be able to terminate the loan at any time; (4) a Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions payable on the loaned securities, and any increase in market value; (5) a Fund may pay only reasonable custodian fees in connection with the loan; and (6) while any voting rights on the loaned securities may pass to the borrower, a Fund's board of trustees must be able to terminate the loan and regain the right to vote the securities if a material event adversely affecting the investment occurs. These conditions may be subject to future modification. Loan agreements involve certain risks in the event of default or insolvency of the other party including possible delays or restrictions upon the Fund's ability to recover the loaned securities or dispose of the collateral for the loan.

INVESTMENT OF SECURITIES LENDING COLLATERAL. The collateral received from a borrower as a result of a Fund's securities lending activities will be used to purchase both fixed-income securities and other securities with debt-like characteristics that are rated A1 or P1 on a fixed rate or floating rate basis, including: bank obligations; commercial paper; investment agreements, funding agreements, or guaranteed investment contracts entered into with, or guaranteed by an insurance company; loan participations; master notes; medium term notes; repurchase agreements; and U.S. Government securities. Except for the investment agreements, funding agreements or guaranteed investment contracts guaranteed by an insurance company, master notes, and medium term notes (which are described below), these types of investments are described in elsewhere in the SAI.
Collateral may also be invested in a money market investment company or short-term collective investment trust.

     Investment agreements, funding agreements, or guaranteed investment contracts entered into with, or guaranteed by an insurance company are agreements where an insurance company either provides for the investment of the Fund's assets and may provide for a minimum guaranteed rate of return to the investor.

     Master notes are promissory notes issued usually with large, creditworthy broker-dealers on either a fixed rate or floating rate basis. Master notes may or may not be collateralized by underlying securities. If the master note is issued by an unrated subsidiary of a broker-dealer, then the an unconditional guarantee is provided by the issuer's parent.

     Medium term notes are unsecured, continuously offered corporate debt obligations. Although medium term notes may be offered with a maturity from one to ten years, in the context of securities lending collateral, the maturity of the medium term note will not generally exceed two years.

INDEXED  SECURITIES

     Certain Funds may invest in securities whose potential return is based on the change in particular measurements of value or rates (an "index"). As an illustration, the Funds may invest in a debt security that pays interest and returns principal based on the change in the value of a securities index or a basket of securities. If a Fund invests in such securities, it may be subject to reduced or eliminated interest payments or loss of principal in the event of an adverse movement in the relevant index.

SMALL  COMPANY  AND  EMERGING  GROWTH  STOCKS

     Investing in securities of small-sized, including micro-capitalization companies and emerging growth companies, may involve greater risks than investing in the stocks of larger, more established companies, including possible risk of loss. Also, because these securities may have limited marketability, their prices may be more volatile than securities of larger, more established companies or the market averages in general. Because small-sized and emerging growth companies normally have fewer shares outstanding than larger companies, it may be more difficult for a Fund to buy or sell significant numbers of such shares without an unfavorable impact on prevailing prices.
Small-sized and emerging growth companies may have limited product lines, markets or financial resources and may lack management depth. In addition, small-sized and emerging growth companies are typically subject to wider variations in earnings and business prospects than are larger, more established companies. There is typically less publicly available information concerning small-sized and emerging growth companies than for larger, more established ones.

SPECIAL  SITUATION  COMPANIES

     "Special situation companies" include those involved in an actual or prospective acquisition or consolidation; reorganization; recapitalization; merger, liquidation or distribution of cash, securities or other assets; a tender or exchange offer; a breakup or workout of a holding company; or litigation which, if resolved favorably, would improve the value of the company's stock. If the actual or prospective situation does not materialize as anticipated, the market price of the securities of a "special situation company" may decline significantly. Therefore, an investment in a Fund that invests a significant portion of its assets in these securities may involve a greater degree of risk than an investment in other mutual funds that seek long-term growth of capital by investing in better-known, larger companies. The adviser or subadviser of such a Fund believes, however, that if it analyzes "special situation companies" carefully and invests in the securities of these companies at the appropriate time, the Fund may achieve capital growth. There can be no assurance however, that a special situation that exists at the time the Fund makes its investment will be consummated under the terms and within the time period contemplated, if it is consummated at all.

FOREIGN  SECURITIES

     Investing in foreign securities (including through the use of depositary receipts) involves certain special considerations which are not typically associated with investing in United States securities. Since investments in foreign companies will frequently involve currencies of foreign countries, and since a Fund may hold securities and funds in foreign currencies, a Fund may be affected favorably or unfavorably by changes in currency rates and in exchange control regulations, if any, and may incur costs in connection with conversions between various currencies. Most foreign stock markets, while growing in volume of trading activity, have less volume than the New York Stock Exchange, and securities of some foreign companies are less liquid and more volatile than securities of comparable domestic companies. Similarly, volume and liquidity in most foreign bond markets are less than in the United States and, at times, volatility of price can be greater than in the United States. Fixed commissions on foreign securities exchanges are generally higher than negotiated commissions on United States exchanges, although each Fund endeavors to achieve the most favorable net results on its portfolio transactions. There is generally less government supervision and regulation of securities exchanges, brokers and listed companies in foreign countries than in the United States. In addition, with respect to certain foreign countries, there is the possibility of exchange control restrictions, expropriation or confiscatory taxation, and political, economic or social instability, which could affect investments in those countries. Foreign securities, such as those purchased by a Fund, may be subject to foreign government taxes, higher custodian fees, higher brokerage costs and dividend collection fees which could reduce the yield on such securities.

     Foreign economies may differ favorably or unfavorably from the U.S. economy in various respects, including growth of gross domestic product, rates of inflation, currency depreciation, capital reinvestment, resource self-sufficiency, and balance of payments positions. Many foreign securities are less liquid and their prices more volatile than comparable U.S. securities. From time to time, foreign securities may be difficult to liquidate rapidly without adverse price effects.

     Investment in Companies in Developing Countries. Investments may be made from time to time in companies in developing countries as well as in developed countries. Although there is no universally accepted definition, a developing country is generally considered to be a country which is in the initial stages of industrialization. Shareholders should be aware that investing in the equity and fixed income markets of developing countries involves exposure to unstable governments, economies based on only a few industries, and securities markets which trade a small number of securities. Securities markets of developing countries tend to be more volatile than the markets of developed countries; however, such markets have in the past provided the opportunity for higher rates of return to investors.

     The value and liquidity of investments in developing countries may be affected favorably or unfavorably by political, economic, fiscal, regulatory or other developments in the particular countries or neighboring regions. The extent of economic development, political stability and market depth of different countries varies widely. Certain countries in the Asia region, including Cambodia, China, Laos, Indonesia, Malaysia, the Philippines, Thailand, and Vietnam are either comparatively underdeveloped or are in the process of becoming developed. Such investments typically involve greater potential for gain or loss than investments in securities of issuers in developed countries.

     The securities markets in developing countries are substantially smaller, less liquid and more volatile than the major securities markets in the United States. A high proportion of the shares of many issuers may be held by a limited number of persons and financial institutions, which may limit the number of shares available for investment by a Fund. Similarly, volume and liquidity in the bond markets in developing countries are less than in the United States and, at times, price volatility can be greater than in the United States. A limited number of issuers in developing countries' securities markets may represent a disproportionately large percentage of market capitalization and trading volume. The limited liquidity of securities markets in developing countries may also affect the Fund's ability to acquire or dispose of securities at the price and time it wishes to do so. Accordingly, during periods of rising securities prices in the more illiquid securities markets, the Fund's ability to participate fully in such price increases may be limited by its investment policy of investing not more than 15% of its total net assets in illiquid securities. Conversely, the Fund's inability to dispose fully and promptly of positions in declining markets will cause the Fund's net asset value to decline as the value of the unsold positions is marked to lower prices. In addition, securities markets in developing countries are susceptible to being influenced by large investors trading significant blocks of securities.

     Political and economic structures in many such countries may be undergoing significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristic of the United States. Certain of such countries have in the past failed to recognize private property rights and have at times nationalized or expropriated the assets of private companies. As a result, the risks described above, including the risks of nationalization or expropriation of assets, may be heightened. In addition, unanticipated political or social developments may affect the value of the Fund's investments in those countries and the availability to the Fund of additional investments in those countries.

     Economies of developing countries may differ favorably or unfavorably from the United States' economy in such respects as rate of growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. As export-driven economies, the economies of countries in the Asia Region are affected by developments in the economies of their principal trading partners. Hong Kong, Japan and Taiwan have limited natural resources, resulting in dependence on foreign sources for certain raw materials and economic vulnerability to global fluctuations of price and supply.

     Certain developing countries do not have comprehensive systems of laws, although substantial changes have occurred in many such countries in this regard in recent years. Laws regarding fiduciary duties of officers and directors and the protection of shareholders may not be well developed. Even where adequate law exists in such developing countries, it may be impossible to obtain swift and equitable enforcement of such law, or to obtain enforcement of the judgment by a court of another jurisdiction.

     Trading in futures contracts on foreign commodity exchanges may be subject to the same or similar risks as trading in foreign securities.

     Depositary Receipts. A Fund may invest in foreign securities by purchasing depositary receipts, including American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") and Global Depositary Receipts ("GDRs") or other securities convertible into securities of issuers based in foreign countries. These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. Generally, ADRs, in registered form, are denominated in U.S. dollars and are designed for use in the U.S.
securities markets, GDRs, in bearer form, are issued and designed for use outside the United States and EDRs (also referred to as Continental Depositary Receipts ("CDRs")), in bearer form, may be denominated in other currencies and are designed for use in European securities markets. ADRs are receipts typically issued by a U.S. Bank or trust company evidencing ownership of the underlying securities. EDRs are European receipts evidencing a similar arrangement. GDRs are receipts typically issued by non-United States banks and trust companies that evidence ownership of either foreign or domestic securities. For purposes of a Fund's investment policies, ADRs, GDRs and EDRs are deemed to have the same classification as the underlying securities they represent. Thus, an ADR, GDR or EDR representing ownership of common stock will be treated as common stock.

     A Fund may invest in depositary receipts through "sponsored" or "unsponsored" facilities. While ADRs issued under these two types of facilities are in some respects similar, there are distinctions between them relating to the rights and obligations of ADR holders and the practices of market participants.

     A depositary may establish an unsponsored facility without participation by (or even necessarily the acquiescence of) the issuer of the deposited securities, although typically the depositary requests a letter of non-objection from such issuer prior to the establishment of the facility. Holders of unsponsored ADRs generally bear all the costs of such facilities. The depositary usually charges fees upon the deposit and withdrawal of the deposited securities, the conversion of dividends into U.S. dollars, the disposition of non-cash distributions, and the performance of other services. The depositary of an unsponsored facility frequently is under no obligation to pass through voting rights to ADR holders in respect of the deposited securities. In addition, an unsponsored facility is generally not obligated to distribute communications received from the issuer of the deposited securities or to disclose material information about such issuer in the U.S. and thus there may not be a correlation between such information and the market value of the depositary receipts. Unsponsored ADRs tend to be less liquid than sponsored ADRs.

     Sponsored ADR facilities are created in generally the same manner as unsponsored facilities, except that the issuer of the deposited securities enters into a deposit agreement with the depositary. The deposit agreement sets out the rights and responsibilities of the issuer, the depositary, and the ADR holders. With sponsored facilities, the issuer of the deposited securities generally will bear some of the costs relating to the facility (such as dividend payment fees of the depositary), although ADR holders continue to bear certain other costs (such as deposit and withdrawal fees). Under the terms of most sponsored arrangements, depositories agree to distribute notices of shareholder meetings and voting instructions, and to provide shareholder communications and other information to the ADR holders at the request of the issuer of the deposited securities.

     Foreign Sovereign Debt. Certain Funds may invest in sovereign debt obligations issued by foreign governments. To the extent that a Fund invests in obligations issued by developing or emerging markets, these investments involve additional risks. Sovereign obligors in developing and emerging market countries are among the world's largest debtors to commercial banks, other governments, international financial organizations and other financial institutions. These obligors have in the past experienced substantial difficulties in servicing their external debt obligations, which led to defaults on certain obligations and the restructuring of certain indebtedness. Restructuring arrangements have included, among other things, reducing and rescheduling interest and principal payments by negotiation new or amended credit agreements or converting outstanding principal and unpaid interest to Brady Bonds, and obtaining new credit for finance interest payments. Holders of certain foreign sovereign debt securities may be requested to participate in the restructuring of such obligations and to extend further loans to their issuers. There can be no assurance that the foreign sovereign debt securities in which a Fund may invest will not be subject to similar restructuring arrangements or to requests for new credit which may adversely affect the Fund's holdings. Furthermore, certain participants in the secondary market for such debt may be directly involved in negotiating the terms of these arrangements and may therefore have access to information not available to other market participants.

FOREIGN  COMMERCIAL  PAPER

     A Fund may invest in commercial paper which is indexed to certain specific foreign currency exchange rates. The terms of such commercial paper provide that its principal amount is adjusted upwards or downwards (but not below zero) at maturity to reflect changes in the exchange rate between two currencies while the obligation is outstanding. A Fund will purchase such commercial paper with the currency in which it is denominated and, at maturity, will receive interest and principal payments thereon in that currency, but the amount or principal payable by the issuer at maturity will change in proportion to the change (if any) in the exchange rate between two specified currencies between the date the instrument is issued and the date the instrument matures. While such commercial paper entails the risk of loss of principal, the potential for realizing gains as a result of changes in foreign currency exchange rate enables a Fund to hedge or cross-hedge against a decline in the U.S. dollar value of investments denominated in foreign currencies while providing an attractive money market rate of return. A Fund will purchase such commercial paper for hedging purposes only, not for speculation. The Funds believe that such investments do not involve the creation of such a senior security, but nevertheless will establish a segregated account with respect to its investments in this type of commercial paper and to maintain in such account cash not available for investment or other liquid assets having a value equal to the aggregate principal amount of outstanding commercial paper of this type.

REAL  ESTATE  INVESTMENT  TRUSTS

     Although no Fund will invest in real estate directly, certain Funds may invest in securities of real estate investment trusts ("REITs") and other real estate industry companies or companies with substantial real estate investments and, as a result, such Fund may be subject to certain risks associated with direct ownership of real estate and with the real estate industry in general. These risks include, among others: possible declines in the value of real estate; possible lack of availability of mortgage funds; extended vacancies of properties; risks related to general and local economic conditions; overbuilding; increases in competition, property taxes and operating expenses; changes in zoning laws; costs resulting from the clean-up of, and liability to third parties for damages resulting from, environmental problems; casualty or condemnation losses; uninsured damages from floods, earthquakes or other natural disasters; limitations on and variations in rents; and changes in interest rates.

     REITs are pooled investment vehicles which invest primarily in income producing real estate or real estate related loans or interests. REITs are generally classified as equity REITs, mortgage REITs or hybrid REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. Hybrid REITs combine the investment strategies of Equity REITs and Mortgage REITs. REITs are not taxed on income distributed to shareholders provided they comply with several requirements of Internal Revenue Code, as amended (the "Code").

CONVERTIBLE  SECURITIES

     Convertible securities are bonds, debentures, notes, preferred stocks, or other securities that may be converted into or exchanged for a specified amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. Convertible securities have general characteristics similar to both debt obligations and equity securities. The value of a convertible security is a function of its "investment value" (determined by its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege) and its "conversion value" (the security's worth, at market value, if converted into the underlying common stock). The investment value of a convertible security is influenced by changes in interest rates, the credit standing of the issuer and other factors. The market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. The conversion value of a convertible security is determined by the market price of the underlying common stock. The market value of convertible securities tends to vary with fluctuations in the market value of the underlying common stock and therefore will react to variations in the general market for equity securities. If the conversion value is low relative to the investment value, the price of the convertible security is governed principally by its investment value. Generally, the conversion value decreases as the convertible security approaches maturity. To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible security will be increasingly influenced by its conversion value. A convertible security generally will sell at a premium over its conversion value by the extent to which investors place value on the right to acquire the underlying common stock while holding a fixed income security. While no securities investments are without risk, investments in convertible securities generally entail less risk than investments in common stock of the same issuer.

     A convertible security entitles the holder to receive interest normally paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted, or exchanged.
Convertible securities have unique investment characteristics in that they generally (i) have higher yields than common stocks, but lower yields than comparable non-convertible securities, (ii) are less subject to fluctuation in value than the underlying stock since they have fixed income characteristics, and (iii) provide the potential for capital appreciation if the market price of the underlying common stock increases. Most convertible securities currently are issued by U.S. companies, although a substantial Eurodollar convertible securities market has developed, and the markets for convertible securities denominated in local currencies are increasing.

     A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security's governing instrument. If a convertible security held by a Fund is called for redemption, a Fund will be required to permit the issuer to redeem the security, convert it into the underlying common stock, or sell it to a third party.

     Convertible securities generally are subordinated to other similar but non-convertible securities of the same issuer, although convertible bonds, as corporate debt obligations, generally enjoy seniority in right of payment to all equity securities, and convertible preferred stock is senior to common stock of the same issuer. Because of the subordination feature, however, some convertible securities typically are rated below investment grade or are not rated, depending on the general creditworthiness of the issuer.

     Certain Funds may also invest in zero coupon convertible securities. Zero coupon convertible securities are debt securities which are issued at a discount to their face amount and do not entitle the holder to any periodic payments of interest prior to maturity. Rather, interest earned on zero coupon convertible securities accretes at a stated yield until the security reaches its face amount at maturity. Zero coupon convertible securities are convertible into a specific number of shares of the issuer's common stock. In addition, zero coupon convertible securities usually have put features that provide the holder with the opportunity to sell the securities back to the issuer at a stated price before maturity. Generally, the prices of zero coupon convertible securities may be more sensitive to market interest rate fluctuations then conventional convertible securities. For more information about zero coupon securities generally, see "Zero Coupon Securities, Pay-In-Kind Bonds ("PIK Bonds") and Deferred Payment Securities" below.

WARRANTS

     Warrants are securities giving the holder the right, but not the obligation, to buy the stock of an issuer at a given price (generally higher than the value of the stock at the time of issuance), on a specified date, during a specified period, or perpetually. Warrants may be acquired separately or in connection with the acquisition of securities. Warrants acquired by a Fund in units or attached to securities are not subject to these restrictions. Warrants do not carry with them the right to dividends or voting rights with respect to the securities that they entitle their holder to purchase, and they do not represent any rights in the assets of the issuer. As a result, warrants may be considered more speculative than certain other types of investments. In addition, the value of a warrant does not necessarily change with the value of the underlying securities, and a warrant ceases to have value if it is not exercised prior to its expiration date.

PREFERRED  STOCK

     Preferred stocks, like some debt obligations, are generally fixed-income securities. Shareholders of preferred stocks normally have the right to receive dividends at a fixed rate when and as declared by the issuer's board of directors, but do not participate in other amounts available for distribution by the issuing corporation. Dividends on the preferred stock may be cumulative, and all cumulative dividends usually must be paid prior to common shareholders receiving any dividends. Because preferred stock dividends must be paid before common stock dividends, preferred stocks generally entail less risk than common stocks. Upon liquidation, preferred stocks are entitled to a specified liquidation preference, which is generally the same as the par or stated value, and are senior in right of payment to common stock. Preferred stocks are, however, equity securities in the sense that they do not represent a liability of the issuer and, therefore, do not offer as great a degree of protection of capital or assurance of continued income as investments in corporate debt securities. Preferred stocks are generally subordinated in right of payment to all debt obligations and creditors of the issuer, and convertible preferred stocks may be subordinated to other preferred stock of the same issuer.

SHORT  SELLING  OF  SECURITIES

     In a short sale of securities, a Fund sells stock which it does not own, making delivery with securities "borrowed" from a broker. The Fund is then obligated to replace the security borrowed by purchasing it at the market price at the time of replacement. This price may or may not be less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay the lender any dividends or interest which accrue during the period of the loan. In order to borrow the security, the Fund may also have to pay a fee which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out.

     A Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. A Fund will realize a gain if the security declines in price between those two dates. The amount of any gain will be decreased and the amount of any loss will be increased by any interest the Fund may be required to pay in connection with the short sale. Whether a Fund will be successful in utilizing a short sale will depend, in part, on a Fund's adviser's or subadviser's ability to correctly predict whether the price of a security it borrows to sell short will decrease.

     In a short sale, the seller does not immediately deliver the securities sold and is said to have a short position in those securities until delivery occurs. A Fund must deposit in a segregated account an amount of cash or liquid assets equal to the difference between (a) the market value of securities sold short at the time that they were sold short and (b) the value of the collateral deposited with the broker in connection with the short sale (not including the proceeds from the short sale). While the short position is open, the Fund must maintain on a daily basis the segregated account at such a level that (1) the amount deposited in it plus the amount deposited with the broker as collateral equals the current market value of the securities sold short and (2) the amount deposited in it plus the amount deposited with the broker as collateral is not less than the market value of the securities at the time they were sold short.

     A Fund may also engage in short sales if at the time of the short sale the Fund owns or has the right to obtain without additional cost an equal amount of the security being sold short. This investment technique is known as a short sale "against the box." The Funds do not intend to engage in short sales against the box for investment purposes. A Fund may, however, make a short sale as a hedge, when it believes that the price of a security may decline, causing a decline in the value of a security owned by the Fund (or a security convertible or exchangeable for such security), or when the Fund wants to sell the security at an attractive current price. In such case, any future losses in the Fund's long position should be offset by a gain in the short position and, conversely, any gain in the long position should be reduced by a loss in the short position. The extent to which such gains or losses are reduced will depend upon the amount of the security sold short relative to the amount the Fund owns. There will be certain additional transaction costs associated with short sales against the box, but the Fund will endeavor to offset these costs with the income from the investment of the cash proceeds of short sales. For tax purposes a Fund that enters into a short sale "against the box" may be treated as having made a constructive sale of an "appreciated financial position" causing the Fund to realize a loss.

RESTRICTED,  NON-PUBLICLY  TRADED  AND  ILLIQUID  SECURITIES

     A  Fund  may  not  invest  more than 15% (10% for the Gartmore Money Market
Fund) of its net assets, in the aggregate, in illiquid securities, including repurchase agreements which have a maturity of longer than seven days, time deposits maturing in more than seven days and securities that are illiquid because of the absence of a readily available market or legal or contractual restrictions on resale or other factors limiting the marketability of the security. Repurchase agreements subject to demand are deemed to have a maturity equal to the notice period.

     Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the "Securities Act"), securities which are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days. Securities which have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Unless subsequently registered for sale, these securities can only be sold in privately negotiated transactions or pursuant to an exemption from registration. Investment companies do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities, and an investment company might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. An investment company might also have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

     In recent years, however, a large institutional market has developed for certain securities that are not registered under the Securities Act including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments.

     The SEC has adopted Rule 144A which allows for a broader institutional trading market for securities otherwise subject to restriction on resale to the general public. Rule 144A establishes a "safe harbor" from the registration requirements of the Securities Act for resales of certain securities to qualified institutional buyers.

     Any such restricted securities will be considered to be illiquid for purposes of a Fund's limitations on investments in illiquid securities unless, pursuant to procedures adopted by the Board of Trustees of the Trust, the Fund's adviser or subadviser has determined such securities to be liquid because such securities are eligible for resale pursuant to Rule 144A and are readily saleable. To the extent that qualified institutional buyers may become uninterested in purchasing Rule 144A securities, the Fund's level of illiquidity may increase.

     Some Funds may sell over-the-counter ("OTC") options and, in connection therewith, segregate assets or cover its obligations with respect to OTC options written by the Fund. The assets used as cover for OTC options written by a Fund will be considered illiquid unless the OTC options are sold to qualified dealers who agree that the Fund may repurchase any OTC option it writes at a maximum price to be calculated by a formula set forth in the option agreement. The cover for an OTC option written subject to this procedure would be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.

     The applicable subadviser or adviser will monitor the liquidity of restricted securities in the portion of a Fund it manages. In reaching liquidity decisions, the following factors are considered: (A) the unregistered nature of the security; (B) the frequency of trades and quotes for the security; (C) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers; (D) dealer undertakings to make a market in the security and (E) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer).

     Private Placement Commercial Paper. Commercial paper eligible for resale under Section 4(2) of the Securities Act is offered only to accredited investors. Rule 506 of Regulation D in the Securities Act lists investment companies as an accredited investor.

     Section 4(2) paper not eligible for resale under Rule 144A under the Securities Act shall be deemed liquid if (1) the Section 4(2) paper is not traded flat or in default as to principal and interest; (2) the Section 4(2) paper is rated in one of the two highest rating categories by at least two NRSROs, or if only NRSRO rates the security, it is rated in one of the two highest categories by that NRSRO; and (3) the Fund's adviser or subadviser believes that, based on the trading markets for such security, such security can be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the security.

BORROWING

     A Fund may borrow money from banks, limited by SEC rules to 33-1/3% of its total assets (including the amount borrowed), and may engage in mortgage dollar roll and reverse repurchase agreements which may be considered a form of borrowing. In addition, a Fund may borrow up to an additional 5% of its total assets from banks for temporary or emergency purposes. Except the Gartmore High Yield Bond Fund, Gartmore Morley Enhanced Income Fund, Gartmore U.S. Growth Leaders Fund, Gartmore Value Opportunities Fund, the Index Funds and the Investor Destinations Funds, a Fund will not purchase securities when bank borrowings exceed 5% of such Fund's total assets, except that a Fund may purchase securities during such time to the extent only that the Fund's receivables for securities sold exceeds the amount of such borrowings at the time of purchase.

     Each Fund expects that its borrowings will be on a secured basis. In such situations, either the custodian will segregate the pledged assets for the benefit of the lender or arrangements will be made with a suitable subcustodian, which may include the lender. The Funds have established a line-of-credit ("LOC") with their custodian by which they may borrow for temporary or emergency purposes. The Funds intend to use the LOC to meet large or unexpected redemptions that would otherwise force a Fund to liquidate securities under circumstances which are unfavorable to a Fund's remaining shareholders.

     Leverage and the Index Funds. The use of leverage by an Index Fund creates an opportunity for greater total return, but, at the same time, creates special risks. For example, leveraging may exaggerate changes in the net asset value of Fund shares and in the yield on an Index Fund's portfolio. Although the principal of such borrowings will be fixed, a Fund's assets may change in value during the time the borrowings are outstanding. Borrowings will create interest expenses for the Fund which can exceed the income from the assets purchased with the borrowings. To the extent the income or capital appreciation derived from securities purchased with borrowed funds exceeds the interest a Fund will have to pay on the borrowings, the Fund's return will be greater than if leverage had not been used. Conversely, if the income or capital appreciation from the securities purchased with such borrowed funds is not sufficient to cover the cost of borrowing, the return to a Fund will be less than if leverage had not been used, and therefore the amount available for distribution to shareholders as dividends and other distributions will be reduced. In the latter case, FAM in its best judgment nevertheless may determine to maintain a Fund's leveraged position if it expects that the benefits to the Fund's shareholders of maintaining the leveraged position will outweigh the current reduced return.

     Certain types of borrowings by a Fund may result in the Fund being subject to covenants in credit agreements relating to asset coverage, portfolio composition requirements and other matters. It is not anticipated that observance of such covenants would impede FAM from managing a Fund's portfolio in accordance with the Fund's investment objectives and policies. However, a breach of any such covenants not cured within the specified cure period may result in acceleration of outstanding indebtedness and require a Fund to dispose of portfolio investments at a time when it may be disadvantageous to do so.

     A Fund at times may borrow from affiliates of FAM, provided that the terms of such borrowings are no less favorable than those available from comparable sources of funds in the marketplace.

DERIVATIVE  INSTRUMENTS

     A Fund's adviser or subadviser may use a variety of derivative instruments, including options, futures contracts (sometimes referred to as "futures"), options on futures contracts, stock index options, forward currency contracts, swaps and structured contracts, to hedge a Fund's portfolio or for risk management or for any other permissible purposes consistent with that Fund's investment objective. Derivative instruments are securities or agreements whose value is based on the value of some underlying asset (e.g., a security, currency or index) or the level of a reference index.

     Derivatives generally have investment characteristics that are based upon either forward currency contracts (under which one party is obligated to buy and the other party is obligated to sell an underlying asset at a specific price on a specified date) or option contracts (under which the holder of the option has the right but not the obligation to buy or sell an underlying asset at a specified price on or before a specified date). Consequently, the change in value of a forward-based derivative generally is roughly proportional to the change in value of the underlying asset. In contrast, the buyer of an option-based derivative generally will benefit from favorable movements in the price of the underlying asset but is not exposed to the corresponding losses that result from adverse movements in the value of the underlying asset. The seller (writer) of an option-based derivative generally will receive fees or premiums but generally is exposed to losses resulting from changes in the value of the underlying asset. Derivative transactions may include elements of leverage and, accordingly, the fluctuation of the value of the derivative transaction in relation to the underlying asset may be magnified.

     The use of these instruments is subject to applicable regulations of the SEC, the several options and futures exchanges upon which they may be traded, and the Commodity Futures Trading Commission ("CFTC").

     Special Risks of Derivative Instruments. The use of derivative instruments involves special considerations and risks as described below. Risks pertaining to particular instruments are described in the sections that follow.

(1) Successful use of most of these instruments depends upon a Fund's adviser's or subadviser's ability to predict movements of the overall securities and currency markets, which requires different skills than predicting changes in the prices of individual securities. There can be no assurance that any particular strategy adopted will succeed.

(2) There might be imperfect correlation, or even no correlation, between price movements of an instrument and price movements of investments being hedged. For example, if the value of an instrument used in a short hedge (such as writing a call option, buying a put option, or selling a futures contract) increased by less than the decline in value of the hedged investment, the hedge would not be fully successful. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which these instruments are traded. The effectiveness of hedges using instruments on indices will depend on the degree of correlation between price movements in the index and price movements in the investments being hedged, as well as, how similar the index is to the portion of the Fund's assets being hedged in terms of securities composition.

(3) Hedging strategies, if successful, can reduce the risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements in the investments being hedged. However, hedging strategies can also reduce opportunity for gain by offsetting the positive effect of favorable price movements in the hedged investments. For example, if a Fund entered into a short hedge because a Fund's adviser or subadviser projected a decline in the price of a security in the Fund's portfolio, and the price of that security increased instead, the gain from that increase might be wholly or partially offset by a decline in the price of the instrument. Moreover, if the price of the instrument declined by more than the increase in the price of the security, a Fund could suffer a loss.

(4) As described below, a Fund might be required to maintain assets as "cover," maintain segregated accounts, or make margin payments when it takes positions in these instruments involving obligations to third parties (i.e., instruments other than purchased options). If the Fund were unable to close out its positions in such instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expired or matured. The requirements might impair the Fund's ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the Fund sell a portfolio security at a disadvantageous time. The Fund's ability to close out a position in an instrument prior to expiration or maturity depends on the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the other party to the transaction ("counter party") to enter into a transaction closing out the position. Therefore, there is no assurance that any hedging position can be closed out at a time and price that is favorable to the Fund.

     For a discussion of the federal income tax treatment of a Fund's derivative instruments, see "Additional General Tax Information For All Funds" below.

     Options. A Fund may purchase or write put and call options on securities and indices, and may purchase options on foreign currencies, and enter into closing transactions with respect to such options to terminate an existing position. The purchase of call options serves as a long hedge, and the purchase of put options serves as a short hedge. Writing put or call options can enable a Fund to enhance income by reason of the premiums paid by the purchaser of such options. Writing call options serves as a limited short hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security appreciates to a price higher than the exercise price of the call option, it can be expected that the option will be exercised, and the Fund will be obligated to sell the security at less than its market value or will be obligated to purchase the security at a price greater than that at which the security must be sold under the option. All or a portion of any assets used as cover for OTC options written by a Fund would be considered illiquid to the extent described under "Restricted, Non-Publicly Traded and Illiquid Securities" above. Writing put options serves as a limited long hedge because increases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security depreciates to a price lower than the exercise price of the put option, it can be expected that the put option will be exercised, and the Fund will be obligated to purchase the security at more than its market value.

     The value of an option position will reflect, among other things, the historical price volatility of the underlying investment, the current market value of the underlying investment, the time remaining until expiration of the option, the relationship of the exercise price to the market price of the underlying investment, and general market conditions. Options that expire unexercised have no value. Options used by a Fund may include European-style options, which can only be exercised at expiration. This is in contrast to American-style options which can be exercised at any time prior to the expiration date of the option.

     A Fund may effectively terminate its right or obligation under an option by entering into a closing transaction. For example, a Fund may terminate its obligation under a call or put option that it had written by purchasing an identical call or put option; this is known as a closing purchase transaction. Conversely, a Fund may terminate a position in a put or call option it had purchased by writing an identical put or call option; this is known as a closing sale transaction. Closing transactions permit the Fund to realize the profit or limit the loss on an option position prior to its exercise or expiration.

     A Fund may purchase or write both OTC options and options traded on foreign and U.S. exchanges. Exchange-traded options are issued by a clearing organization affiliated with the exchange on which the option is listed that, in effect, guarantees completion of every exchange-traded option transaction. OTC options are contracts between the Fund and the counterparty (usually a securities dealer or a bank) with no clearing organization guarantee. Thus, when the Fund purchases or writes an OTC option, it relies on the counter party to make or take delivery of the underlying investment upon exercise of the option. Failure by the counter party to do so would result in the loss of any premium paid by the fund as well as the loss of any expected benefit of the transaction.

     A Fund's ability to establish and close out positions in exchange-listed options depends on the existence of a liquid market. A Fund intends to purchase or write only those exchange-traded options for which there appears to be a liquid secondary market. However, there can be no assurance that such a market will exist at any particular time. Closing transactions can be made for OTC options only by negotiating directly with the counterparty, or by a transaction in the secondary market if any such market exists. Although a Fund will enter into OTC options only with counterparties that are expected to be capable of entering into closing transactions with a Fund, there is no assurance that such Fund will in fact be able to close out an OTC option at a favorable price prior to expiration. In the event of insolvency of the counter party, a Fund might be unable to close out an OTC option position at any time prior to its expiration.

     If a Fund is unable to effect a closing transaction for an option it had purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered call option written by a Fund could cause material losses because the Fund would be unable to sell the investment used as a cover for the written option until the option expires or is exercised.

     A Fund may engage in options transactions on indices in much the same manner as the options on securities discussed above, except that index options may serve as a hedge against overall fluctuations in the securities markets in general.

     The writing and purchasing of options is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Imperfect correlation between the options and securities markets may detract from the effectiveness of attempted hedging.

     Transactions using OTC options (other than purchased options) expose a Fund to counter party risk. To the extent required by SEC guidelines, a Fund will not enter into any such transactions unless it owns either (1) an offsetting ("covered") position in securities, other options, or futures or (2) cash and liquid obligations with a value sufficient at all times to cover its potential obligations to the extent not covered as provided in (1) above. A Fund will also set aside cash and/or appropriate liquid assets in a segregated custodial account if required to do so by the SEC and CFTC regulations. Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding option or futures contract is open, unless they are replaced with similar assets. As a result, the commitment of a large portion of the Fund's assets to segregated accounts as a cover could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.

     Spread Transactions. A Fund may purchase covered spread options from securities dealers. Such covered spread options are not presently exchange-listed or exchange-traded. The purchase of a spread option gives a Fund the right to put, or sell, a security that it owns at a fixed dollar spread or fixed yield spread in relationship to another security that the Fund does not own, but which is used as a benchmark. The risk to a Fund in purchasing covered spread options is the cost of the premium paid for the spread option and any transaction costs. In addition, there is no assurance that closing transactions will be available. The purchase of spread options will be used to protect a Fund against adverse changes in prevailing credit quality spreads, i.e., the yield spread between high quality and lower quality securities. Such protection is only provided during the life of the spread option.

     Futures Contracts. Certain Funds may enter into futures contracts, including interest rate, index, and currency futures and purchase and write
(sell) related options. The purchase of futures or call options thereon can serve as a long hedge, and the sale of futures or the purchase of put options thereon can serve as a short hedge. Writing covered call options on futures contracts can serve as a limited short hedge, and writing covered put options on futures contracts can serve as a limited long hedge, using a strategy similar to that used for writing covered options in securities. A Fund's hedging may include purchases of futures as an offset against the effect of expected increases in securities prices or currency exchange rates and sales of futures as an offset against the effect of expected declines in securities prices or currency exchange rates. A Fund may write put options on futures contracts while at the same time purchasing call options on the same futures contracts in order to create synthetically a long futures contract position. Such options would have the same strike prices and expiration dates. A Fund will engage in this strategy only when a Fund's adviser or a subadviser believes it is more advantageous to a Fund than is purchasing the futures contract.

     To the extent required by regulatory authorities, a Fund will only enter into futures contracts that are traded on U.S. or foreign exchanges or boards of trade approved by the CFTC and are standardized as to maturity date and underlying financial instrument. These transactions may be entered into for "bona fide hedging" purposes as defined in CFTC regulations and other permissible purposes including increasing return and hedging against changes in the value of portfolio securities due to anticipated changes in interest rates, currency values and/or market conditions.

     A Fund will not enter into futures contracts and related options for other than "bona fide hedging" purposes for which the aggregate initial margin and premiums required to establish positions exceed 5% of the Fund's net asset value after taking into account unrealized profits and unrealized losses on any such contracts it has entered into. There is no overall limit on the percentage of a Fund's assets that may be at risk with respect to futures activities. Although techniques other than sales and purchases of futures contracts could be used to reduce a Fund's exposure to market, currency, or interest rate fluctuations, such Fund may be able to hedge its exposure more effectively and perhaps at a lower cost through using futures contracts.

     A futures contract provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument (e.g., debt security) or currency for a specified price at a designated date, time, and place. An index futures contract is an agreement pursuant to which the parties agree to take or make delivery of an amount of cash equal to a specified multiplier times the difference between the value of the index at the close of the last trading day of the contract and the price at which the index futures contract was originally written. Transactions costs are incurred when a futures contract is bought or sold and margin deposits must be maintained. A futures contract may be satisfied by delivery or purchase, as the case may be, of the instrument, the currency, or by payment of the change in the cash value of the index. More commonly, futures contracts are closed out prior to delivery by entering into an offsetting transaction in a matching futures contract. Although the value of an index might be a function of the value of certain specified securities, no physical delivery of those securities is made. If the offsetting purchase price is less than the original sale price, a Fund realizes a gain; if it is more, a Fund realizes a loss. Conversely, if the offsetting sale price is more than the original purchase price, a Fund realizes a gain; if it is less, a Fund realizes a loss. The transaction costs must also be included in these calculations. There can be no assurance, however, that a Fund will be able to enter into an offsetting transaction with respect to a particular futures contract at a particular time. If a Fund is not able to enter into an offsetting transaction, that Fund will continue to be required to maintain the margin deposits on the futures contract.

     No price is paid by a Fund upon entering into a futures contract. Instead, at the inception of a futures contract, the Fund is required to deposit in a segregated account with its custodian, in the name of the futures broker through whom the transaction was effected, "initial margin" consisting of cash, U.S. government securities or other liquid obligations, in an amount generally equal to 10% or less of the contract value. Margin must also be deposited when writing a call or put option on a futures contract, in accordance with applicable exchange rules. Unlike margin in securities transactions, initial margin on futures contracts does not represent a borrowing, but rather is in the nature of a performance bond or good-faith deposit that is returned to a Fund at the termination of the transaction if all contractual obligations have been satisfied. Under certain circumstances, such as periods of high volatility, a Fund may be required by an exchange to increase the level of its initial margin payment, and initial margin requirements might be increased generally in the future by regulatory action.

     Subsequent "variation margin" payments are made to and from the futures broker daily as the value of the futures position varies, a process known as "marking to market." Variation margin does not involve borrowing, but rather represents a daily settlement of a Fund's obligations to or from a futures broker. When a Fund purchases an option on a future, the premium paid plus transaction costs is all that is at risk. In contrast, when a Fund purchases or sells a futures contract or writes a call or put option thereon, it is subject to daily variation margin calls that could be substantial in the event of adverse price movements. If a Fund has insufficient cash to meet daily variation margin requirements, it might need to sell securities at a time when such sales are disadvantageous. Purchasers and sellers of futures positions and options on futures can enter into offsetting closing transactions by selling or purchasing, respectively, an instrument identical to the instrument held or written. Positions in futures and options on futures may be closed only on an exchange or board of trade on which they were entered into (or through a linked exchange). Although the Funds intend to enter into futures transactions only on exchanges or boards of trade where there appears to be an active market, there can be no assurance that such a market will exist for a particular contract at a particular time.

     Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a future or option on a futures contract can vary from the previous day's settlement price; once that limit is reached, no trades may be made that day at a price beyond the limit. Daily price limits do not limit potential losses because prices could move to the daily limit for several consecutive days with little or no trading, thereby preventing liquidation of unfavorable positions.

     If a Fund were unable to liquidate a futures or option on a futures contract position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses, because it would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Fund would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the future or option or to maintain cash or securities in a segregated account.

     Certain characteristics of the futures market might increase the risk that movements in the prices of futures contracts or options on futures contracts might not correlate perfectly with movements in the prices of the investments being hedged. For example, all participants in the futures and options on futures contracts markets are subject to daily variation margin calls and might be compelled to liquidate futures or options on futures contracts positions whose prices are moving unfavorably to avoid being subject to further calls.
These liquidations could increase price volatility of the instruments and distort the normal price relationship between the futures or options and the investments being hedged. Also, because initial margin deposit requirements in the futures markets are less onerous than margin requirements in the securities markets, there might be increased participation by speculators in the future markets. This participation also might cause temporary price distortions. In addition, activities of large traders in both the futures and securities markets involving arbitrage, "program trading" and other investment strategies might result in temporary price distortions.

     Structured Products. A Fund may use structured products to hedge its portfolio. Structured products generally are individually negotiated agreements and may be traded over-the-counter. They are organized and operated to restructure the investment characteristics of the underlying security. This restructuring involves the deposit with or purchase by an entity, such as a corporation or trust, or specified instruments (such as commercial bank loans) and the issuance by that entity or one or more classes of securities ("structured securities") backed by, or representing interests in, the underlying instruments. The cash flow on the underlying instruments may be apportioned among the newly issued structured securities to create securities with different investment characteristics, such as varying maturities, payment priorities and interest rate provisions, and the extent of such payments made with respect to structured securities is dependent on the extent of the cash flow on the underlying instruments.

     With respect to structured products, because structured securities typically involve no credit enhancement, their credit risk generally will be equivalent to that of the underlying instruments. Investments in structured securities are generally of a class that is either subordinated or unsubordinated to the right of payment of another class. Subordinated structured securities typically have higher yields and present greater risks than unsubordinated structured securities. Structured securities are typically sold in private placement transactions, and there is currently no active trading market for these securities. See also, "Description Of Portfolio Instruments And Investment Policies - Restricted, Non-Publicly Traded and Illiquid Securities."

     Swap Agreements. A Fund may enter into interest rate, securities index, commodity, or security and currency exchange rate swap agreements for any lawful purpose consistent with such Fund's investment objective, such as for the purpose of attempting to obtain or preserve a particular desired return or spread at a lower cost to the Fund than if the Fund had invested directly in an instrument that yielded that desired return or spread. A Fund also may enter into swaps in order to protect against an increase in the price of, or the currency exchange rate applicable to, securities that the Fund anticipates purchasing at a later date. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from one or more days to several years. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities representing a particular index. Swap agreements may include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or "cap"; interest rate floors under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified level, or "floor"; and interest rate collars, under which a party sells a cap and purchases a floor, or vice versa, in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels. "Total return swaps" are contracts in which one party agrees to make payments of the total return from the underlying asset during the specified period, in return for payments equal to a fixed or floating rate of interest or the total return from another underlying asset.

     The "notional amount" of the swap agreement is the agreed upon basis for calculating the obligations that the parties to a swap agreement have agreed to exchange. Under most swap agreements entered into by a Fund, the obligations of the parties would be exchanged on a "net basis." Consequently, a Fund's obligation (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). A Fund's obligation under a swap agreement will be accrued daily (offset against amounts owed to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the maintenance of a segregated account consisting of cash or liquid assets.

     Whether a Fund's use of swap agreements will be successful in furthering its investment objective will depend, in part, on a Fund's adviser's or subadviser's ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Swap agreements may be considered to be illiquid. Moreover, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The swaps market is largely unregulated.

     A Fund will enter swap agreements only with counterparties that a Fund's adviser or subadviser reasonably believes are capable of performing under the swap agreements. If there is a default by the other party to such a transaction, a Fund will have to rely on its contractual remedies (which may be limited by bankruptcy, insolvency or similar laws) pursuant to the agreements related to the transaction.

     Foreign Currency-Related Derivative Strategies - Special Considerations. A Fund may use options and futures and options on futures on foreign currencies and forward currency contracts to hedge against movements in the values of the foreign currencies in which a Fund's securities are denominated. A Fund may engage in currency exchange transactions to protect against uncertainty in the level of future exchange rates and may also engage in currency transactions to increase income and total return. Such currency hedges can protect against price movements in a security the Fund owns or intends to acquire that are attributable to changes in the value of the currency in which it is denominated. Such hedges do not, however, protect against price movements in the securities that are attributable to other causes.

     A Fund might seek to hedge against changes in the value of a particular currency when no hedging instruments on that currency are available or such hedging instruments are more expensive than certain other hedging instruments. In such cases, a Fund may hedge against price movements in that currency by entering into transactions using hedging instruments on another foreign currency or a basket of currencies, the values of which a subadviser believes will have a high degree of positive correlation to the value of the currency being hedged. The risk that movements in the price of the hedging instrument will not correlate perfectly with movements in the price of the currency being hedged is magnified when this strategy is used.

     The value of derivative instruments on foreign currencies depends on the value of the underlying currency relative to the U.S. dollar. Because foreign currency transactions occurring in the interbank market might involve substantially larger amounts than those involved in the use of such hedging instruments, a Fund could be disadvantaged by having to deal in the odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

     There is no systematic reporting of last sale information for foreign currencies or any regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Quotation information generally is representative of very large transactions in the interbank market and thus might not reflect odd-lot transactions where rates might be less favorable. The interbank market in foreign currencies is a global, round-the-clock market. To the extent the U.S. options or futures markets are closed while the markets for the underlying currencies remain open, significant price and rate movements might take place in the underlying markets that cannot be reflected in the markets for the derivative instruments until they reopen.

     Settlement of derivative transactions involving foreign currencies might be required to take place within the country issuing the underlying currency. Thus, a Fund might be required to accept or make delivery of the underlying foreign currency in accordance with any U.S. or foreign regulations regarding the maintenance of foreign banking arrangements by U.S. residents and might be required to pay any fees, taxes and charges associated with such delivery assessed in the issuing country.

     Permissible foreign currency options will include options traded primarily in the OTC market. Although options on foreign currencies are traded primarily in the OTC market, a Fund will normally purchase OTC options on foreign currency only when a Fund's adviser or subadviser believes a liquid secondary market will exist for a particular option at any specific time.

FORWARD  CURRENCY  CONTRACTS

     A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are entered into in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers.

     At or before the maturity of a forward currency contract, a Fund may either sell a portfolio security and make delivery of the currency, or retain the security and fully or partially offset its contractual obligation to deliver the currency by purchasing a second contract. If a Fund retains the portfolio security and engages in an offsetting transaction, the Fund, at the time of execution of the offsetting transaction, will incur a gain or a loss to the extent that movement has occurred in forward currency contract prices.

     The precise matching of forward currency contract amounts and the value of the securities involved generally will not be possible because the value of such securities, measured in the foreign currency, will change after the foreign currency contract has been established. Thus, the Fund might need to purchase or sell foreign currencies in the spot (cash) market to the extent such foreign currencies are not covered by forward currency contracts. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain.

     Currency Hedging. While the values of forward currency contracts, currency options, currency futures and options on futures may be expected to correlate with exchange rates, they will not reflect other factors that may affect the value of a Fund's investments. A currency hedge, for example, should protect a Yen-denominated bond against a decline in the Yen, but will not protect a Fund against price decline if the issuer's creditworthiness deteriorates. Because the value of a Fund's investments denominated in foreign currency will change in response to many factors other than exchange rates, a currency hedge may not be entirely successful in mitigating changes in the value of a Fund's investments denominated in that currency over time.

     A decline in the dollar value of a foreign currency in which a Fund's securities are denominated will reduce the dollar value of the securities, even if their value in the foreign currency remains constant. The use of currency hedges does not eliminate fluctuations in the underlying prices of the securities, but it does establish a rate of exchange that can be achieved in the future. In order to protect against such diminutions in the value of securities it holds, a Fund may purchase put options on the foreign currency. If the value of the currency does decline, the Fund will have the right to sell the currency for a fixed amount in dollars and will thereby offset, in whole or in part, the adverse effect on its securities that otherwise would have resulted. Conversely, if a rise in the dollar value of a currency in which securities to be acquired are denominated is projected, thereby potentially increasing the cost of the securities, a Fund may purchase call options on the particular currency. The purchase of these options could offset, at least partially, the effects of the adverse movements in exchange rates. Although currency hedges limit the risk of loss due to a decline in the value of a hedged currency, at the same time, they also limit any potential gain that might result should the value of the currency increase.

     A Fund may enter into foreign currency exchange transactions to hedge its currency exposure in specific transactions or portfolio positions. Transaction hedging is the purchase or sale of forward currency with respect to specific receivables or payables of a Fund generally accruing in connection with the purchase or sale of its portfolio securities. Position hedging is the sale of forward currency with respect to portfolio security positions. A Fund may not position hedge to an extent greater than the aggregate market value (at the time of making such sale) of the hedged securities.

SECURITIES  OF  INVESTMENT  COMPANIES

     To the extent permitted by the 1940 Act, a Fund may generally invest up to 10% of its total assets, calculated at the time of investment, in the securities of other investment companies. No more than 5% of a Fund's total assets may be invested in the securities of any one investment company nor may it acquire more than 3% of the voting securities of any other investment company. However, as described above, each of the Investor Destinations Funds may invest up to 100% of its assets in other investment companies. A Fund will indirectly bear its proportionate share of any management fees paid by an investment company in which it invests in addition to the advisory fee paid by the Fund. Some of the countries in which a Fund may invest may not permit direct investment by outside investors. Investments in such countries may only be permitted through foreign government-approved or government-authorized investment vehicles, which may include other investment companies.

     SPDRs and other Exchange Traded Funds. A Fund may invest in Standard & Poor's Depositary Receipts ("SPDRs") and in shares of other exchange traded funds (collectively, "ETFs"). SPDRs are interests in unit investment trusts. Such investment trusts invest in a securities portfolio that includes substantially all of the common stocks (in substantially the same weights) as the common stocks included in a particular Standard & Poor's Index such as the S&P 500. SPDRs are traded on the American Stock Exchange, but may not be redeemed. The results of SPDRs will not match the performance of the designated S&P Index due to reductions in the SPDRs' performance attributable to transaction and other expenses, including fees paid by the SPDR to service providers. SPDRs distribute dividends on a quarterly basis.

     ETF's, including SPDRs, are not actively managed. Rather, an ETF's objective is to track the performance of a specified index. Therefore, securities may be purchased, retained and sold by ETFs at times when an actively managed trust would not do so. As a result, you can expect greater risk of loss (and a correspondingly greater prospect of gain) from changes in the value of the securities that are heavily weighted in the index than would be the case if the ETF was not fully invested in such securities. Because of this, an ETF's price can be volatile, and a Fund may sustain sudden, and sometimes substantial, fluctuations in the value of its investment in such ETF.

FLOATING  AND  VARIABLE  RATE  INSTRUMENTS

     Floating or variable rate obligations bear interest at rates that are not fixed, but vary with changes in specified market rates or indices, such as the prime rate, or at specified intervals. The interest rate on floating-rate securities varies with changes in the underlying index (such as the Treasury bill rate), while the interest rate on variable or adjustable rate securities changes at preset times based upon an underlying index. Certain of the floating or variable rate obligations that may be purchased by the Funds may carry a demand feature that would permit the holder to tender them back to the issuer of the instrument or to a third party at par value prior to maturity.

     Some of the demand instruments purchased by a Fund may not be traded in a secondary market and derive their liquidity solely from the ability of the holder to demand repayment from the issuer or third party providing credit support. If a demand instrument is not traded in a secondary market, the Fund will nonetheless treat the instrument as "readily marketable" for the purposes of its investment restriction limiting investments in illiquid securities unless the demand feature has a notice period of more than seven days in which case the instrument will be characterized as "not readily marketable" and therefore illiquid.

     Such obligations include variable rate master demand notes, which are unsecured instruments issued pursuant to an agreement between the issuer and the holder that permit the indebtedness thereunder to vary and to provide for periodic adjustments in the interest rate. A Fund will limit its purchases of floating and variable rate obligations to those of the same quality as it is otherwise allowed to purchase. A Fund's adviser or subadviser will monitor on an ongoing basis the ability of an issuer of a demand instrument to pay principal and interest on demand.

     A Fund's right to obtain payment at par on a demand instrument could be affected by events occurring between the date the Fund elects to demand payment and the date payment is due that may affect the ability of the issuer of the instrument or third party providing credit support to make payment when due, except when such demand instruments permit same day settlement. To facilitate settlement, these same day demand instruments may be held in book entry form at a bank other than a Fund's custodian subject to a subcustodian agreement approved by the Fund between that bank and the Fund's custodian.

ZERO COUPON SECURITIES, PAY-IN-KIND BONDS ("PIK BONDS") AND DEFERRED PAYMENT SECURITIES

     Zero coupon securities are debt securities that pay no cash income but are sold at substantial discounts from their value at maturity. When a zero coupon security is held to maturity, its entire return, which consists of the amortization of discount, comes from the difference between its purchase price and its maturity value. This difference is known at the time of purchase, so that investors holding zero coupon securities until maturity know at the time of their investment what the expected return on their investment will be. Zero coupon securities may have conversion features. PIK bonds pay all or a portion of their interest in the form of debt or equity securities. Deferred payment securities are securities that remain zero coupon securities until a predetermined date, at which time the stated coupon rate becomes effective and interest becomes payable at regular intervals. Deferred payment securities are often sold at substantial discounts from their maturity value.

     Zero coupon securities, PIK bonds and deferred payment securities tend to be subject to greater price fluctuations in response to changes in interest rates than are ordinary interest-paying debt securities with similar maturities. The value of zero coupon securities appreciates more during periods of declining interest rates and depreciates more during periods of rising interest rates than ordinary interest-paying debt securities with similar maturities. Zero coupon securities, PIK bonds and deferred payment securities may be issued by a wide variety of corporate and governmental issuers. Although these instruments are generally not traded on a national securities exchange, they are widely traded by brokers and dealers and, to such extent, will not be considered illiquid for the purposes of a Fund's limitation on investments in illiquid securities.

LOAN  PARTICIPATIONS  AND  ASSIGNMENTS
     Loan Participations typically will result in a Fund having a contractual relationship only with the lender, not with the borrower. A Fund will have the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the Participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing Loan Participations, a Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower, and a Fund may not benefit directly from any collateral supporting the loan in which it has purchased the Participation. As a result, a Fund will assume the credit risk of both the borrower and the lender that is selling the Participation. In the event of the insolvency of the lender selling a Participation, a Fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower. A Fund will acquire Loan Participations only if the lender interpositioned between the Fund and the borrower is determined by the applicable subadviser to be creditworthy. When a Fund purchases Assignments from lenders, the Fund will acquire direct rights against the borrower on the loan, except that under certain circumstances such rights may be more limited than those held by the assigning lender.

     A Fund may have difficulty disposing of Assignments and Loan Participations. Because the market for such instruments is not highly liquid, the Fund anticipates that such instruments could be sold only to a limited number of institutional investors. The lack of a highly liquid secondary market may have an adverse impact on the value of such instruments and will have an adverse impact on the Fund's ability to dispose of particular Assignments or Loan Participations in response to a specific economic event, such as deterioration in the creditworthiness of the borrower.

     In valuing a Loan Participation or Assignment held by a Fund for which a secondary trading market exists, the Fund will rely upon prices or quotations provided by banks, dealers or pricing services. To the extent a secondary trading market does not exist, the Fund's Loan Participations and Assignments will be valued in accordance with procedures adopted by the Board of Trustees, taking into consideration, among other factors: (i) the creditworthiness of the borrower under the loan and the lender; (ii) the current interest rate; period until next rate reset and maturity of the loan; (iii) recent prices in the market for similar loans; and (iv) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

MORTGAGE  DOLLAR  ROLLS  AND  REVERSE  REPURCHASE  AGREEMENTS

     A Fund may engage in reverse repurchase agreements to facilitate portfolio liquidity, a practice common in the mutual fund industry, or for arbitrage transactions discussed below. In a reverse repurchase agreement, a Fund would sell a security and enter into an agreement to repurchase the security at a specified future date and price. A Fund generally retains the right to interest and principal payments on the security. Since a Fund receives cash upon entering into a reverse repurchase agreement, it may be considered a borrowing (see "Borrowing"). When required by guidelines of the SEC, a Fund will set aside permissible liquid assets in a segregated account to secure its obligations to repurchase the security. At the time a Fund enters into a reverse repurchase agreement, it will establish and maintain a segregated account with an approved custodian containing liquid securities having a value not less than the repurchase price (including accrued interest). The assets contained in the segregated account will be marked-to-market daily and additional assets will be placed in such account on any day in which the assets fall below the repurchase price (plus accrued interest). A Fund's liquidity and ability to manage its assets might be affected when it sets aside cash or portfolio securities to cover such commitments. Reverse repurchase agreements involve the risk that the market value of the securities retained in lieu of sale may decline below the price of the securities the Fund has sold but is obligated to repurchase. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Fund's obligation to repurchase the securities, and the Fund's use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such determination. Reverse repurchase agreements are considered to be borrowings under the 1940 Act.

     Mortgage dollar rolls are arrangements in which a Fund would sell mortgage-backed securities for delivery in the current month and simultaneously contract to purchase substantially similar securities on a specified future date. While a Fund would forego principal and interest paid on the mortgage-backed securities during the roll period, the Fund would be compensated by the difference between the current sales price and the lower price for the future purchase as well as by any interest earned on the proceeds of the initial sale. A Fund also could be compensated through the receipt of fee income equivalent to a lower forward price. At the time the Fund would enter into a mortgage dollar roll, it would set aside permissible liquid assets in a segregated account to secure its obligation for the forward commitment to buy mortgage-backed securities. Depending on whether the segregated assets are cash equivalent or some other type of security, entering into mortgage dollar rolls may subject the Fund to additional interest rate sensitivity. If the segregated assets are cash equivalents that mature prior to the mortgage dollar roll settlement, there is little likelihood that the sensitivity will increase; however, if the segregated assets are subject to interest rate risk because they settle later, then the Fund's interest rate sensitivity could increase. Mortgage dollar roll transactions may be considered a borrowing by the Funds. (See "Borrowing")

     Mortgage dollar rolls and reverse repurchase agreements may be used as arbitrage transactions in which a Fund will maintain an offsetting position in investment grade debt obligations or repurchase agreements that mature on or before the settlement date on the related mortgage dollar roll or reverse repurchase agreements. Since a Fund will receive interest on the securities or repurchase agreements in which it invests the transaction proceeds, such transactions may involve leverage. However, since such securities or repurchase agreements will be high quality and will mature on or before the settlement date of the mortgage dollar roll or reverse repurchase agreement, the Fund's adviser or subadviser believes that such arbitrage transactions do not present the risks to the Funds that are associated with other types of leverage.

THE  NATIONWIDE  CONTRACT

     Each of the Investor Destinations Series (except the Gartmore Investor Destinations Aggressive Fund) currently invests in the Nationwide Contract. The Nationwide Contract is a fixed interest contract issued and guaranteed by Nationwide Life Insurance Company ("Nationwide"). This contract has a stable principal value and will pay each such Fund a fixed rate of interest. The fixed interest rate must be at least 3.50%, but may be higher. Nationwide will calculate the interest rate in the same way that it calculates guaranteed interest rates for similar contracts. Because the contract is guaranteed by Nationwide, assuming no default, the Funds receive no more or less than the guaranteed amount and will not directly participate in the actual experience of the assets underlying the contract. Although under certain market conditions a Fund's performance may be hurt by its investment in the Nationwide Contract, GMF believes that the stable nature of the Nationwide Contract should reduce a Fund's volatility and overall risk, especially when the bond and stock markets decline simultaneously.

ADDITIONAL  INFORMATION  CONCERNING  THE  INDICES

     Russell 2000. The Small Cap Index Fund is not promoted, sponsored or endorsed by, not in any way affiliated with Frank Russell Company. Frank Russell Company is not responsible for and has not reviewed the Small Cap Index Fund nor any associated literature or publications and Frank Russell Company makes no representation or warranty, express or implied, as to their accuracy, or completeness, or otherwise.

     Frank Russell Company reserves the right, at any time and without notice, to alter, amend, terminate or in any way change the Russell 2000 Index. Frank Russell Company has no obligation to take the needs of any particular fund or its participants or any other product or person into consideration in determining, composing or calculating the Index.

     Frank Russell Company's publication of the Russell 2000 Index in no way suggests or implies an opinion by Frank Russell Company as to the attractiveness or appropriateness of investment in any or all securities upon which the Russell 2000 is based. Frank Russell Company makes no representation, warranty, or guarantee as to the accuracy, completeness, reliability, or otherwise of the Russell 2000 or any data included in the Russell 2000. Frank Russell Company makes no representation or warranty regarding the use, or the results of use, of the Russell 2000 or any data included therein, or any security (or combination thereof) comprising the Russell 2000. Frank Russell Company makes no other express or implied warranty, and expressly disclaims any warranty, or any kind, including, without means of limitation, any warranty of merchantability or fitness for a particular purpose with respect to the Russell 2000 or any data or any security (or combination thereof) included therein.

     EAFE Index. The EAFE Index is the exclusive property of Morgan Stanley & Co. Incorporated ("Morgan Stanley"). The EAFE Index is a service mark of Morgan Stanley Group Inc.

     The International Index Fund is not sponsored, endorsed, sold or promoted by Morgan Stanley. Morgan Stanley makes no representation or warranty, express or implied, to the owners of shares of the International Index Fund or any member of the public regarding the advisability of investing in securities generally or in the International Index Fund particularly or the ability of the EAFE Index to track general stock market performance. Morgan Stanley is the licensor of certain trademarks, service marks and trade names of Morgan Stanley and of the EAFE Index. Morgan Stanley has no obligation to take the needs of the International Index Fund or the owners of shares of the International Index Fund into consideration in determining, composing or calculating the EAFE Index.
Morgan Stanley is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of shares of the International Index Fund to be issued or in the determination or calculation of the equation by which the shares of the International Index Fund and are redeemable for cash. Morgan Stanley has no obligation or liability to owners of shares of the International Index Fund in connection with the administration, marketing or trading of the International Index Fund.

     Although Morgan Stanley shall obtain information for inclusion in or for use in the calculation of the EAFE Index from sources which Morgan Stanley considers reliable, Morgan Stanley does not guarantee the accuracy and/or the completeness of the EAFE Index or any data included therein. Morgan Stanley makes no warranty, express or implied, as to results to be obtained by licensee, licensee's customers and counterparties, owners of shares of the International Index Fund, or any other person or entity from the use of the EAFE Index or any data included therein in connection with the rights licensed hereunder or for any other use. Morgan Stanley makes no express or implied warranties, and hereby expressly disclaims all warranties of merchantability or fitness for a particular purpose with respect to the EAFE Index or any data included therein. Without limiting any of the foregoing, in no event shall Morgan Stanley have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

     S&P 500 Index and S&P 400 Index. The Trust, on behalf of the S&P 500 Index Fund, has entered into a licensing agreement which authorizes the Fund to use the trademarks of the McGraw-Hill Companies, Inc.

     Standard & Poor's 500, S&P 500 , Standard & Poor's 400, and S&P 400 are trademarks of The McGraw-Hill Companies, Inc. The S&P 500 Index Fund and the Mid Cap Index Fund are not sponsored, endorsed, sold or promoted by Standard & Poor's, a division of The McGraw-Hill Companies, Inc.("S&P"). S&P makes no representation or warranty, expressed or implied, to the shareholders of the Funds or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly or the ability of the S&P 500 Index or the S&P 400 Index to track general stock market performance. S&P's only relationship to the Funds or the applicable adviser is the licensing of certain trademarks and trade names of S&P and of the S&P 500 and S&P 400 indices which are determined, composed and calculated by S&P without regard to the Funds. S&P has no obligation to take the needs of the Funds or their shareholders into consideration in determining, composing or calculating the S&P 500 and S&P 400 Indices. S&P is not responsible for or has not participated in the determination of the prices and amount of the Funds' shares or the timing of the issuance or sale of Fund shares or in the determination or calculation of the equation by which Fund shares are redeemed. S&P has no obligation or liability in connection with the administration, marketing or trading of the Funds. S&P does not guarantee the accuracy makes no warranty, expressed or implied as to the results to be obtained by the Funds, shareholders of the Funds, or any other person or entity from the use of the S&P 500 or S&P 400 Indices or any data included therein. Without limiting any of the foregoing, in no event shall S&P 500 and S&P 400 Indices have any liability for any special, punitive, indirect, or consequential damages, including lost profits even if notified of the possibility of such damages.

CAPITAL  PROTECTION  AGREEMENT  (FOR THE GARTMORE NATIONWIDE PRINCIPAL PROTECTED
FUND)

     The Gartmore Nationwide Principal Protected Fund has entered into a Capital Protection Agreement with AIG Financial Products Corp. (the "Capital Protection Provider"), in order to help ensure that the Fund will be able to redeem any shareholder's account on the Guarantee Maturity Date at no less than the Guaranteed Amount. The Guaranteed Amount is the initial value of the investor's account at the beginning of the Guarantee Period. The Guaranteed Amount may be reduced under some circumstances described below. An investor's initial purchase amount will also be decreased by any initial sales charges paid to determine the investor's Guaranteed Amount. To receive the full Guaranteed Amount at the end of the Guarantee Period, an investor must automatically reinvest all dividends and distributions received from the Fund and redeem no shares. In addition to reductions in the Guaranteed Amount caused by redemptions or taking your dividends or distributions in cash, an investor's Guaranteed Amount may be reduced by:

- any extraordinary expenses incurred by the Fund that are not covered by the Capital Protection Agreement (including, for example, legal fees or other costs of litigating a claim brought against the Fund); and
- any reduction in the Fund's net assets because the Fund, Gartmore Mutual Fund Capital Trust (GMF) (the Fund's investment adviser) or its other service providers do not perform as required under the Capital Protection Agreement.

     Although the Fund never restricts your ability to redeem your shares or to take dividends or distributions in cash instead of reinvesting them, you will be reducing or eliminating the benefit of the Capital Protection if you do so during the Guarantee Period. As a result, shareholders who redeem during the Guarantee Period will bear the cost of the Capital Protection Agreement without receiving any corresponding benefit.

     Under the Capital Protection Agreement, if the assets of the Fund do not meet certain requirements or certain other conditions occur (including noncompliance with the certain agreed upon investment parameters) prior to the Guarantee Maturity Date (each, a "Trigger Event", as further described below), a "Zero Coupon Investment Period" may begin and the Fund may be required to liquidate its assets in both the Total Return Component (primarily equity securities) and the Protection Component (primarily high quality debt securities, which may include a high proportion of zero coupon securities) other than certain zero coupon U.S. Treasury securities it then holds, and will pay the proceeds of that liquidation to the Capital Protection Provider. In exchange for those proceeds, the Capital Protection Provider will deliver to the Fund zero coupon U.S. Treasury securities with a face amount that, together with the face amount of any zero coupon U.S. Treasury securities then held by the Fund, equals at least the aggregate Guaranteed Amount. If the Fund moves into a Zero Coupon Investment Period, the Fund will be required to hold zero coupon U.S. Treasury securities to maturity except to the extent that they need to be sold to cover shareholder redemptions and Fund expenses. At the end of the Guarantee Period, the Fund will inform the Capital Protection Provider whether the Fund's net assets are sufficient to pay the aggregate Guaranteed Amounts to the remaining shareholders. If there are not sufficient assets at that time and assuming that the Fund's assets have not been reduced by causes other than fluctuations in the market value of the Fund's assets or by redemptions from the Fund, the Capital Protection Provider will then pay to the Fund an amount of cash that, together with the available cash held by the Fund, equals the aggregate Guaranteed Amount.

     While the Capital Protection Agreement will protect the Fund from any reductions in the Fund's net asset value that are attributable to fluctuations in the market value of the Fund's assets, other reductions including, without limitation, those reductions attributable to acts or omissions of the Fund, GMF or their representatives that constitute negligence, recklessness, bad faith or willful misconduct, or to failures to comply with the Fund Allocation Conditions (conditions which determine the allocation from time to time of the Fund's assets between the Total Return Component and the Protection Component) or the Investment Management Guidelines (investment guidelines that determine the separate composition of each of the Total Return Component and the Protection Component, including specifying the types of securities, as well as the countries and sectors in which the Total Return Component and the Protection Component of the Fund may invest) are not covered by the Capital Protection Agreement.

     A "Trigger Event" means that the assets of the Fund do not meet the requirements of the Capital Protection Agreement on any business day prior to the Guarantee Maturity Date or the occurrence of any of the following events at any time before the fifth business day prior to the Guarantee Maturity Date:
(a) a change to the Investment Management Guidelines not approved by the Capital Protection Provider; (b) any failure by the Investment Adviser to cure a breach of the Fund Allocation Conditions after receipt of notice of such breach from the Capital Protection Provider; (c) any failure of the Fund to comply with the Investment Management Guidelines, unless such failure is cured in accordance with the Capital Protection Agreement; (d) the termination of, or the failure of expenses incurred by the Fund to be within the limits set forth in, the Expense Limitation Agreement; (e) the Fund has incurred expenses or liabilities or any person other than the Capital Protection Provider has asserted a claim through judicial proceedings such that the Fund incurred expenses or limitations not covered by the Expense Limitation Agreement in excess of 5% of the assets of the Fund; (f) an event of default where the Fund is the defaulting party or a termination event where the Fund is an affected party under the Capital Protection Agreement; (g) the Investment Adviser resigns, or the agreement with the Investment Adviser is terminated by the Board of Trustees, the Fund's shareholders or otherwise, and a successor is not acceptable to the Capital Protection Provider; (h) the Investment Adviser is no longer an affiliate of Nationwide Mutual Insurance Company; (i) the Investment Adviser breaches any obligation it has under the Capital Protection Agreement to cure a Trigger Event; (j) a breach by the Investment Adviser, the Fund or the Fund's custodian bank of the Capital Protection Agreement; (k) any amendment to the constitutive documents of the Fund, or any material change to the terms of the Fund that is adverse to the interests of the Fund or the Capital Protection Provider; or (l) any suspension of the calculation of the net asset value of the Fund or of redemptions of the Fund's, unless cured on the business day following its occurrence. Once a Trigger Event occurs and unless the condition causing the Trigger Event can be cured, the Fund may have to irreversibly invest in zero coupon U.S. Treasury securities for the remainder of the Guarantee Period and will enter into the "Zero Coupon Investment Period."

     The Trust's Board of Trustees may terminate or amend the terms of the Capital Protection Agreement at any time without shareholder approval, if the Board determines in its reasonable judgement that it is in the best interests of the Fund and its shareholders to do so. To the extent practicable, shareholders would be given at least 60 days prior written notice of any termination of the Capital Protection Agreement. In the event of such termination, the Trust's Board of Trustees would consider reasonable alternatives and seek to act in the best interests of shareholders. In the event of the termination of the Capital Protection Agreement, the Fund would not be able to pay your Guaranteed Amount if and to the extent that the value of your account is less than your Guaranteed Amount on the Guarantee Maturity Date, unless the Fund is able to replace the Capital Protection Agreement. Replacement of the Capital Protection Agreement may entail substantial additional expense to the Fund.

     AIG FINANCIAL PRODUCTS CORP. AND AIG, INC. The Capital Protection Provider is a Delaware corporation. The Capital Protection Provider and its subsidiaries conduct, primarily as principal, a financial derivative products business. The Capital Protection Provider also enters into investment contracts and other structured transactions, and invests in a diversified portfolio of securities. In the course of conducting its business, the Capital Protection Provider also engages in a variety of other related transactions. AIG, Inc. (AIG), the Capital Protection Provider's parent, is also organized as a Delaware corporation. AIG is a holding company which through its subsidiaries is primarily engaged in a broad range of insurance and insurance-related activities and financial services in the United States and abroad. AIG has unconditionally guaranteed the payment obligations of the Capital Protection Provider arising under the Capital Protection Agreement.

     Since the Capital Protection Provider's payment obligations under the Capital Protection Agreement are guaranteed by AIG, its parent, a shareholder's ability to receive the Guaranteed Amount may depend on the financial condition of the Capital Protection Provider and AIG and their ability to meet their obligations to the Fund. If the Capital Protection Provider and AIG become insolvent or their credit deteriorates substantially, the Capital Protection
Provider and AIG may not be able to perform as required by the Capital Protection Agreement and the related guarantee. In such event, the Fund could take a variety of actions, including replacing the Capital Protection Agreement. In such circumstances, shareholders could suffer a loss of principal. During the Post-Guarantee Period, an investment in the Fund will no longer receive the benefit of the Capital Protection Agreement.

The  following  is  incorporated  by  reference  herein

- AIG's audited financial statements included in its Annual Report on Form 10-K for the year ended December 31, 2001;

- AIG's unaudited financial statements included in its Quarterly Reports on Form 10-Q for the quarters ended March 31, 2002, June 30, 2002, and September 30, 2002;

-  AIG's  current  report  on  Form  8-K  dated and filed February 13, 2003; and

- to the extent filed with the Commission prior to the end of the Fund's Offering Period, AIG's audited financial statements included in any Annual Report of AIG on Form 10-K and AIG's unaudited financial statements included in any Quarterly Reports of AIG on Form 10-Q.

TEMPORARY  INVESTMENTS

     Generally each of the Funds will be fully invested in accordance with its investment objective and strategies. However, pending investment of cash balances or for other cash management purposes, or if a Fund's adviser (or subadviser) believes that business, economic, political or financial conditions warrant, a Fund (except the Gartmore Tax-Free Income Fund), may invest without limit in cash or money market cash equivalents, including: (1) short-term U.S. government securities; (2) certificates of deposit, bankers' acceptances, and interest-bearing savings deposits of commercial banks; (3) prime quality commercial paper; (4) repurchase agreements covering any of the securities in which the Fund may invest directly; and (5) subject to the limits of the 1940 Act, shares of other investment companies that invest in securities in which the Fund may invest. The Gartmore Tax-Free Income Fund may invest up to 20% of its assets in cash and the taxable money market cash equivalents listed above. Should this occur, a Fund will not be pursuing its investment objective and may miss potential market upswings.

PORTFOLIO  TURNOVER

     The portfolio turnover rate for each Fund is calculated by dividing the lesser of purchases and sales of portfolio securities for the year by the monthly average value of the portfolio securities, excluding securities whose maturities at the time of purchase were one year or less. The table below explains any significant variation in the Funds' portfolio turnover rate for the years ended October 31, 2002 and 2001, or any anticipated variation in the portfolio turnover rate from that reported for the last fiscal year:


FUND                                                             2002     2001
--------------------------------------------------------------------------------
Gartmore Global Health Sciences Fund(1)                         893.80%  754.05%
--------------------------------------------------------------------------------
Gartmore Investor Destinations Aggressive Fund(2)                26.33%  190.23%
--------------------------------------------------------------------------------
Gartmore Investor Destinations Moderately Aggressive Fund(2)     28.41%  226.13%
--------------------------------------------------------------------------------
Gartmore Investor Destinations Moderate Fund(2)                  34.36%  258.23%
--------------------------------------------------------------------------------
Gartmore Investor Destinations Moderately Conservative Fund(2)   49.00%  235.84%
--------------------------------------------------------------------------------
Gartmore Investor Destinations Conservative Fund(2)              46.89%  176.59%
--------------------------------------------------------------------------------
Gartmore Millennium Growth Fund(3)                              432.60%  698.74%
--------------------------------------------------------------------------------
Gartmore US Growth Leaders Fund (4)                             773.95%  944.67%
--------------------------------------------------------------------------------
Gartmore Worldwide Leaders Fund(5)                              467.35%   34.57%
--------------------------------------------------------------------------------
Nationwide Mid Cap Market Index Fund(6)                          15.82%  119.76%
--------------------------------------------------------------------------------

------------------
1 Although the portfolio manager for the Gartmore Global Health Sciences Fund is not limited by portfolio turnover in his management style, the Fund's portfolio turnover increased significantly in 2002 as a result of volatile markets, particularly in the health sciences sector.
2 During the fiscal year ended October 31, 2001, each of the Investor Destinations Funds invested in both affiliated and unaffiliated underlying mutual funds. However, as of October 15, 2001, the Index Funds were converted into a structure that allows the Investor Destinations Funds to invest primarily in the Index Funds. As a result, the portfolio turnover was particularly high in fiscal year 2001 when the investments in unaffiliated underlying funds were sold and each Investor Destination Fund invested more heavily in the Index Funds. It is expected that the portfolio turnover in fiscal year 2002 will be more representative of the portfolio turnover going forward.
3 Because the portfolio manager for the Gartmore Millennium Growth Fund is not limited by portfolio turnover in his management style, the Fund's portfolio turnover will fluctuate based on particular market conditions.
4 Because the portfolio managers for the Gartmore U.S. Growth Leaders Fund are not limited by portfolio turnover in their management style, the Fund's portfolio turnover will fluctuate based on particular market conditions.
5 The fiscal year ended October 31, 2001 was the first full year of operations for the Gartmore Worldwide Leaders Fund (the Fund commenced operations in August 2000). As a result, there were not significant purchases and redemptions in the Fund during that period. The Fund's subadviser, however, is not limited by portfolio turnover in its management style, and the Fund's portfolio turnover will fluctuate based on particular market conditions. It is expected that the portfolio turnover in fiscal 2002 will be more representative of the portfolio turnover going forward.
6 Prior to October 15, 2001, the Nationwide Mid Cap Market Index Fund, under a master-feeder structure, invested all of its assets in shares of a corresponding series of a master trust. Beginning on October 13, 2001, the Fund began being managed directly, outside of the master-feeder structure. The higher portfolio turnover in the fiscal year ended October 31, 2001 resulted from the conversion of the Fund from the master-feeder structure. It is expected that the portfolio turnover in fiscal 2002 will be more representative of the portfolio turnover going forward.

INVESTMENT  RESTRICTIONS

     The following are fundamental investment restrictions of each Fund which cannot be changed without the vote of the majority of the outstanding shares of the Fund for which a change is proposed. The vote of the majority of the outstanding securities means the vote of (A) 67% or more of the voting securities present at such meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy or (B) a majority of the outstanding securities, whichever is less.

     Each  of  the  Funds:

- May not (EXCEPT THE GARTMORE U.S. GROWTH LEADERS FUND, GARTMORE ASIA PACIFIC LEADERS FUND, GARTMORE EUROPEAN LEADERS FUND, GARTMORE GLOBAL FINANCIAL SERVICES FUND, GARTMORE GLOBAL UTILITIES FUND, GARTMORE
     NATIONWIDE LEADERS FUND, GARTMORE GLOBAL HEALTH SCIENCES FUND, GARTMORE WORLDWIDE LEADERS FUND, THE INDEX FUNDS, INVESTOR DESTINATIONS FUNDS, THE S&P 500 INDEX FUND AND GARTMORE GLOBAL TECHNOLOGY AND COMMUNICATIONS FUND) purchase securities of any one issuer, other than obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, if, immediately after such purchase, more than 5% of the Fund's total assets would be invested in such issuer or the Fund would hold more than 10% of the outstanding voting securities of the issuer, except that 25% or less of the Fund's total assets may be invested without regard to such limitations. There is no limit to the percentage of assets that may be invested in U.S. Treasury bills, notes, or other obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities. The Gartmore Money Market Fund will be deemed to be in compliance with this restriction so long as it is in compliance with Rule 2a-7 under the 1940 Act, as such Rule may be amended from time to time.

- May not borrow money or issue senior securities, except that each Fund may enter into reverse repurchase agreements and may otherwise borrow money and issue senior securities as and to the extent permitted by the 1940 Act or any rule, order or interpretation thereunder.

- May not act as an underwriter of another issuer's securities, except to the extent that the Fund may be deemed an underwriter within the meaning of the Securities Act in connection with the purchase and sale of portfolio securities.

- May not purchase or sell commodities or commodities contracts, except to the extent disclosed in the current Prospectus or Statement of Additional Information of the Fund.

- May not (EXCEPT THE GARTMORE VALUE OPPORTUNITIES FUND, GARTMORE HIGH YIELD BOND FUND, GARTMORE U.S. GROWTH LEADERS FUND, GARTMORE GLOBAL FINANCIAL SERVICES FUND, GARTMORE GLOBAL UTILITIES FUND, GARTMORE GLOBAL HEALTH
     SCIENCES FUND, GARTMORE MORLEY ENHANCED INCOME FUND, THE INDEX FUNDS (EXCEPT THE S&P 500 INDEX FUND), GARTMORE GLOBAL TECHNOLOGY AND COMMUNICATIONS FUND AND THE INVESTOR DESTINATIONS FUNDS) purchase the securities of any issuer if, as a result, 25% or more than (taken at current value) of the Fund's total assets would be invested in the securities of issuers, the principal activities of which are in the same industry. This limitation does not apply to securities issued by the U.S. government or its agencies or instrumentalities. The following industries are considered separate industries for purposes of this investment restriction: electric, natural gas distribution, natural gas pipeline, combined electric and natural gas, and telephone utilities, captive borrowing conduit, equipment finance, premium finance, leasing finance, consumer finance and other finance. For the Gartmore Tax-Free Income Fund, this limitation does not apply to obligations issued by state, county or municipal governments.

- May not lend any security or make any other loan, except that each Fund may in accordance with its investment objective and policies (i) lend portfolio securities, (ii) purchase and hold debt securities or other debt instruments, including but not limited to loan participations and subparticipations, assignments, and structured securities, (iii) make loans secured by mortgages on real property, (iv) enter into repurchase agreements, and (v) make time deposits with financial institutions and invest in instruments issued by financial institutions, and enter into any other lending arrangement as and to the extent permitted by the 1940 Act or any rule, order or interpretation thereunder.

- May not purchase or sell real estate, except that each Fund may (i) acquire real estate through ownership of securities or instruments and sell any real estate acquired thereby, (ii) purchase or sell instruments secured by real estate (including interests therein), and (iii) purchase or sell securities issued by entities or investment vehicles that own or deal in real estate (including interests therein).

THE  S&P  500  INDEX  FUND:

- May not purchase securities of one issuer, other than obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, if at the end of each fiscal quarter, (a) more than 5% of the Fund's total assets (taken at current value) would be invested in such issuer (except that up to 50% of the Fund's total assets may be invested without regard to such 5% limitation), and (b) more than 25% of its total assets (taken at current value) would be invested in securities of a single issuer. There is no limit to the percentage of assets that may be invested in U.S. Treasury bills, notes, or other obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities.

THE  INDEX  FUNDS  (EXCEPT THE S&P 500 INDEX FUND) AND THE INVESTOR DESTINATIONS
FUNDS:

- May not purchase the securities of any issuer if, as a result, 25% or more than (taken at current value) of the Fund's total assets would be invested in the securities of issuers, the principal activities of which are in the same industry; provided, that in replicating the weightings of a particular industry in its target index, a Series or Fund may invest more than 25% of its total assets in securities of issuers in that industry.

THE GARTMORE VALUE OPPORTUNITIES FUND, GARTMORE HIGH YIELD BOND FUND AND GARTMORE MORLEY ENHANCED INCOME FUND:

- May not purchase the securities of any issuer if, as a result, 25% or more than (taken at current value) of the Fund's total assets would be invested in the securities of issuers, the principal activities of which are in the same industry; provided, that in replicating the weightings of a particular industry in its target index, a Series or Fund may invest more than 25% of its total assets in securities of issuers in that industry. This limitation does not apply to securities issued by the U.S. government or its agencies or instrumentalities and obligations issued by state, county or municipal governments. The following industries are considered separate industries for purposes of this investment restriction: electric, natural gas distribution, natural gas pipeline, combined electric and natural gas, and telephone utilities, captive borrowing conduit, equipment finance, premium finance, leasing finance, consumer finance and other finance.

CONCENTRATION POLICIES. EACH OF THE FOLLOWING FUNDS INVESTS 25% OR MORE OF ITS ASSETS IN THE SECURITIES OF COMPANIES IN THE SAME OR RELATED INDUSTRIES AS DESCRIBED BELOW:

THE  GARTMORE  U.S.  GROWTH  LEADERS  FUND

- Will invest 25% or more of its assets in a group of companies in software and related technology industries.

THE  GARTMORE  GLOBAL  FINANCIAL  SERVICES  FUND:

- Will invest 25% or more of its assets in at least one of the following industry groups: banks and savings and loan institutions and their holding companies, consumer and industrial finance companies, investment banks, insurance brokers, securities brokers and investment advisers, real estate-related companies, leasing companies, and insurance companies, such as property and casualty and life insurance holding companies.

THE  GARTMORE  GLOBAL  UTILITIES  FUND:

- Will invest 25% or more of its assets in at least one of the following industry groups: energy sources; maintenance services; companies that provide infrastructure for utilities; cable television; radio; telecommunications services; transportation services; and water and sanitary services.

THE  GARTMORE  GLOBAL  HEALTH  SCIENCES  FUND:

- Will invest 25% or more of its assets in at least one of the following industry groups: health care; pharmaceuticals; biotechnology; medical supplies; medical services and medical devices.

THE  GARTMORE  GLOBAL  TECHNOLOGY  AND  COMMUNICATIONS  FUND:

- Shall invest more than 25% of its total assets in the securities of issuers in technology and/or communications industries. These industries include: hardware and equipment; information technology; software; consulting and services; consumer electronics; defense technology; broadcasting; and communication equipment.

THE FOLLOWING ARE THE NON-FUNDAMENTAL OPERATING POLICIES OF THE FUNDS WHICH MAY BE CHANGED BY THE BOARD OF TRUSTEES OF THE TRUST WITHOUT SHAREHOLDER APPROVAL:

Each  Fund  may  not:

- Sell securities short (except for the Gartmore Long-Short Equity Plus Fund, Gartmore Millennium Growth Fund, Gartmore High Yield Bond Fund and Gartmore U.S. Growth Leaders Fund), unless the Fund owns or has the right to obtain securities equivalent in kind and amount to the securities sold short or unless it covers such short sales as required by the current rules and positions of the SEC or its staff, and provided that short positions in forward currency contracts, options, futures contracts, options on futures contracts, or other derivative instruments are not deemed to constitute selling securities short. The Gartmore U.S. Growth Leaders Fund may only sell securities short in accordance with the description contained in its Prospectus or in this SAI.

- Purchase securities on margin, except that the Fund may obtain such short-term credits as are necessary for the clearance of transactions; and provided that margin deposits in connection with options, futures contracts, options on futures contracts, transactions in currencies or other derivative instruments shall not constitute purchasing securities on margin.

- Purchase or otherwise acquire any security if, as a result, more than 15% (10% with respect to the Gartmore Money Market Fund) of its net assets would be invested in securities that are illiquid. If any percentage restriction or requirement described above is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in net asset value will not constitute a violation of such restriction or requirement. However, should a change in net asset value or other external events cause a Fund's investments in illiquid securities including repurchase agreements with maturities in excess of seven days, to exceed the limit set forth above for such Fund's investment in illiquid securities, a Fund will act to cause the aggregate amount such securities to come within such limit as soon as reasonably practicable. In such event, however, such Fund would not be required to liquidate any portfolio securities where a Fund would suffer a loss on the sale of such securities.

- Pledge, mortgage or hypothecate any assets owned by the Fund (except for the Gartmore Long-Short Equity Plus Fund) in excess of 33 1/3% of the
     Fund's total assets at the time of such pledging, mortgaging or hypothecating.

EACH  FUND, EXCEPT THE INDEX FUNDS AND THE INVESTOR DESTINATIONS FUNDS, MAY NOT:

- Purchase securities of other investment companies except (a) in connection with a merger, consolidation, acquisition, reorganization or offer of exchange, or (b) to the extent permitted by the 1940 Act or any rules or regulations thereunder or pursuant to any exemptions therefrom.

EACH FUND EXCEPT THE GARTMORE VALUE OPPORTUNITIES FUND, GARTMORE HIGH YIELD BOND FUND, GARTMORE U.S. GROWTH LEADERS FUND, GARTMORE MORLEY ENHANCED INCOME FUND, THE INDEX FUNDS AND THE INVESTOR DESTINATIONS FUNDS MAY NOT:

- Purchase securities when bank borrowings exceed 5% of such Fund's total assets, except that a Fund may purchase securities during such time to the extent only that the Fund's receivables for securities sold exceeds the amount of such borrowings at the time of purchase.

     In addition to the investment restrictions above, each Fund must be diversified according to Internal Revenue Code requirements. Specifically, at each tax quarter end, each Fund's holdings must be diversified so that (a) at least 50% of the market value of its total assets is represented by cash, cash items (including receivables), U.S. government securities, securities of other U.S. regulated investment companies, and other securities, limited so that no one issuer has a value greater than 5% of the value of the Fund's total assets and that the Fund holds no more than 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of the Fund's assets is invested in the securities (other than those of the U.S. government or other U.S. regulated investment companies) of any one issuer or of two or more issuers which the Fund controls and which are engaged in the same, similar, or related trades or businesses.

TRUSTEES  AND  OFFICERS  OF  THE  TRUST

MANAGEMENT  INFORMATION

TRUSTEES  WHO  ARE  NOT  INTERESTED  PERSONS (AS DEFINED IN THE 1940 ACT) OF THE
FUNDS


(1)                           (2)           (3)                     (4)                    (5)           (6)
NAME,                     POSITION(S)     TERM OF                PRINCIPAL               NUMBER         OTHER
ADDRESS,                     HELD         OFFICE               OCCUPATION(S)               OF       DIRECTORSHIPS
AND                          WITH          WITH                   DURING               PORTFOLIOS        HELD
AGE                          FUND         TRUST -                  PAST                    IN             BY
                                          LENGTH                  5 YEARS                 FUND        TRUSTEE**
                                          OF TIME                                        COMPLEX
                                          SERVED*                                       OVERSEEN
                                                                                           BY
                                                                                         TRUSTEE
-----------------------------------------------------------------------------------------------------------------
Charles E. Allen          Trustee      Since          Mr. Allen is Chairman,                   83   None
                                       July 2000      Chief Executive Officer
8162 E. Jefferson Ave.,                               and President of Graimark
 #15B                                                 Realty Advisors, Inc. (real
Detroit, MI 48214                                     estate development,
                                                      investment and asset
Age 55                                                management).
-----------------------------------------------------------------------------------------------------------------
Paula H.J.                Trustee      Since          Ms. Cholmondeley is                      83   None
Cholmondeley                           July 2000      Vice President and General
                                                      Manager of Special Products
c/o Sappi Fine Paper                                  at Sappi Fine Paper North
225 Franklin Street                                   America. Prior to 1998, she
Boston, MA 02110                                      held various positions with
                                                      Owens Corning, including
Age 56                                                Vice President and General
                                                      Manager of the Residential
                                                      Insulation Division
                                                                     (1997 to 1998).
-----------------------------------------------------------------------------------------------------------------
C. Brent DeVore           Trustee      Since 1990     Dr. DeVore is President                  83   None
                                                      of Otterbein College.
111 N. West Street
Westerville, OH 43081

Age 63
-----------------------------------------------------------------------------------------------------------------
Robert M. Duncan          Trustee      Since          Since 1999, Mr. Duncan                   83   None
                                       April 1987     has worked as an arbitration
1397 Haddon Road                                      and mediation consultant.
Columbus, OH 43209                                    From 1996 to 1999, he was
                                                      Commissioner of the Ohio
Age 76                                                Elections Commission.
-----------------------------------------------------------------------------------------------------------------
Barbara L. Hennigar       Trustee      Since          Retired; Ms. Hennigar is                 83   None
                                       July 2000      the former Chairman of
6363 So. Sicily Way                                   OppenheimerFunds Services
Aurora, CO 80016                                      and Shareholder Services
                                                      Inc. Ms. Hennigar held this
Age 67                                                position from October 1999
                                                      to June, 2000.  Prior to that,
                                                      she served as President and
                                                      Chief Executive Officer of
                                                      OppenheimerFunds Services.
-----------------------------------------------------------------------------------------------------------------
Thomas J. Kerr, IV        Trustee      Since          Dr. Kerr is President                    83   None
                                       October 1971   Emeritus of Kendall
4890 Smoketalk Lane                                   College.
Westerville, OH 43081

Age 69
-----------------------------------------------------------------------------------------------------------------
Douglas F. Kridler        Trustee      Since          Mr. Kridler is the President             83   None
                                       September      and Chief Executive Officer
2355 Brixton Road                      1997           of the Columbus Foundation,
Columbus, OH 43221                                    Columbus, OH based (a
                                                      foundation which manages
Age 48                                                over 1,000 individual
                                                      endowment funds). Prior to
                                                      January 31, 2002,
                                                      Mr. Kridler was the
                                                      President of the Columbus
                                                      Association for the
                                                      Performing Arts and
                                                      Chairman of the Greater
                                                      Columbus Convention and
                                                      Visitors Bureau.
-----------------------------------------------------------------------------------------------------------------
David C. Wetmore          Trustee      Since          Mr. Wetmore is the                       83   None
                                      1995            Managing Director of
26 Turnbridge Drive                                   Updata Capital, Inc., a
Long  Cove  Plantation                                venture  capital  firm.
Hilton  Head,  SC  29928

Age  55
-----------------------------------------------------------------------------------------------------------------

* Information provided may include time served as Trustee for the Trust's predecessors (Nationwide Investing Foundation I, Nationwide Investing Foundation II and Financial Horizons Investment Trust). The term of office length is until a director resigns or reaches a mandatory retirement age of
     70. The Trust adopted a five-year implementation period for any Trustee 65 or older as of the adoption of this policy.
** Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the "Exchange Act") or (3) any company subject to the requirements of
     Section  15(d)  of  the  Exchange  Act.

TRUSTEES WHO ARE INTERESTED PERSONS (AS DEFINED IN THE 1940 ACT) AND OFFICERS OF THE FUNDS

(1)                         (2)         (3)                    (4)                    (5)           (6)
NAME,                   POSITION(S)     TERM                PRINCIPAL               NUMBER         OTHER
ADDRESS,                   HELD          OF               OCCUPATION(S)               OF       DIRECTORSHIPS
AND                        WITH       OFFICE -               DURING               PORTFOLIOS        HELD
AGE                        FUND        LENGTH                 PAST                  IN FUND          BY
                                         O                   5 YEARS                COMPLEX       TRUSTEE
                                        TIME                                       OVERSEEN         (2)
                                       SERVED                                         BY
                                        (1)                                         TRUSTEE
------------------------------------------------------------------------------------------------------------
                                                 Mr. Hondros is President and
Paul J. Hondros         Trustee      Since       Chief Executive Officer of             83(3)  None
                        and          July 2000   Gartmore Distribution
Gartmore Global         Chairman                 Services, Inc.*, Gartmore
Investments, Inc.                                Investor Services, Inc.*,
1200 River Road,                                 Gartmore Morley Capital
Conshohocken, PA                                 Management, Inc.*, Gartmore
19428                                            Morley Financial Services,
                                                 Inc.,* NorthPointe Capital,
Age 55                                           LLC*,  GGAMT*, GGI*,
                                                 GMF*,and GSA* and a
                                                 Director of Nationwide
                                                 Securities, Inc.* as well as
                                                 several entities within
                                                 Nationwide Financial
                                                 Services, Inc. Prior to that,
                                                 Mr. Hondros served as
                                                 President and Chief
                                                 Operations Officer of Pilgrim
                                                 Baxter and Associates, Ltd.,
                                                 an investment management
                                                 firm, and its affiliated fixed
                                                 income investment
                                                 management arm, Pilgrim
                                                 Baxter Value Investors, Inc.
                                                 and as Executive Vice
                                                 President to the PBHG Funds,
                                                 PBHG Insurance Series
                                                 Funds and PBHG Adviser
                                                 Funds.
------------------------------------------------------------------------------------------------------------
Arden L. Shisler        Trustee      February    Mr. Shisler is President and             83   None
                                     2000        Chief Executive Officer of
1356 North Wenger Rd.                            K&B Transport, Inc., a
Dalton, OH 44618                                 trucking firm, Chairman of the
                                                 Board for Nationwide Mutual
Age 61                                           Insurance Company* and a
                                                 Director of Nationwide
                                                 Financial Services, Inc.*
------------------------------------------------------------------------------------------------------------


(1)                                     (2)          (3)                    (4)                    (5)           (6)
                                                                                                 NUMBER         OTHER
NAME,                               POSITION(S)     TERM                 PRINCIPAL                 OF       DIRECTORSHIPS
ADDRESS,                               HELD          OF                OCCUPATION(S)           PORTFOLIOS        HELD
AND                                    WITH       OFFICE -                DURING                 IN FUND          BY
AGE                                    FUND        LENGTH                  PAST                  COMPLEX       TRUSTEE
                                                   OF TIME                5 YEARS               OVERSEEN         (2)
                                                  SERVED(1)                                    BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------
                                    Treasurer    Since        Mr. Holland is Senior Vice               83   None
Gerald J. Holland                                March 2001   President - Operations for
                                                              GGI*, GMF* and GSA.*  He
Gartmore Global Investments, Inc.                             was Assistant Treasurer to the
1200 River Road,                                              Funds. Prior to July 2000, he
Conshohocken, PA                                              was Vice President for First
19428                                                         Data Investor Services, an
                                                              investment company service
Age 52                                                        provider.
------------------------------------------------------------------------------------------------------------------------
Eric E. Miller                      Secretary    Since        Mr. Miller is Senior Vice                83   None
                                                 December     President, Chief Counsel for
Gartmore Global                                  2002         GGI,* GMF,* and GSA*.
Investments, Inc.                                             Prior to August 2002, he
1200 River Road                                               was a Partner with Stradley
Conshohocken, PA                                              Ronon Stevens & Young,
19428                                                         LLP.

Age 50
------------------------------------------------------------------------------------------------------------------------

1 This position is held with an affiliated person or principal underwriter of the Funds.
2 Directorships held in (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to
     Section 12 of the Exchange Act or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.
3 Mr. Hondros is also an Administrative Committee Member for The Alphagen Arneb Fund, LLC, The Healthcare Fund LDC, The Statistical Arbitrage Fund LLC, The Statistical Arbitrage Fund LDC, The Leaders Long-Short Fund, LLC and The Leaders Long-Short Fund LDC eight private investment companies (hedge funds) managed by GSA*.
* This position is held with an affiliated person or principal underwriter of the Funds.

REPSONSIBILITIES  OF  THE  BOARD  OF  TRUSTEES

     The business and affairs of the Trust are managed under the direction of its Board of Trustees. The Board of Trustees sets and reviews policies regarding the operation of the Trust, and directs the officers to perform the daily functions of the Trust.

BOARD  OF  TRUSTEES  COMMITTEES

     The Board of Trustees has four standing committees: Audit, Pricing and Valuation, Nominating and Board Governance, and Performance.

     The purposes of the Audit Committee are to: (a) oversee the Trust's accounting and financial reporting policies and practices, its internal controls and, as appropriate, the internal controls of certain of its service providers;
(b) oversee the quality and objectivity of the Trust's financial statements and the independent audit thereof; (c) ascertain the independence of the Trust's independent auditors; (d) act as a liaison between the Trust's independent auditors and the Board; and (e) approve the engagement of the Trust's independent auditors to (i) render audit and non-audit services for the Trust and (ii) render non-audit services for the Trust's investment advisers (other than a subadviser whose role is primarily portfolio management and is overseen by another investment adviser) and certain other entities under common control with one of the Trust's investment advisers if the engagement relates to the Trust's operations and financial reporting; and (f) meet and consider the reports of the Trust's independent auditors. The function of the Audit Committee is oversight; it is management's responsibility to maintain appropriate systems for accounting and internal control, and the independent auditors' responsibility to plan and carry out a proper audit. The independent auditors are ultimately accountable to the Board and the Audit Committee, as representatives of the Trust's shareholders. Each of the members have a working knowledge of basic finance and accounting matters and are not interested persons of the Trust, as defined in the 1940 Act. This Committee met two times during the past fiscal year and consists of the following Trustees: Mr. Allen, Ms. Cholmondeley and Mr. Wetmore.

     The purposes of the Pricing and Valuation Committee are to (a) oversee the implementation and operation of the Trust's Valuation Procedures, applicable to all of the Trust's portfolio securities; and (b) oversee the implementation and operation of the Trust's Rule 2a-7 Procedures, applicable to the Trust's money market fund series. The Pricing and Valuation Committee met four times during the past fiscal year and consists of the following Trustees: Ms. Hennigar, Mr. Kridler, and Mr. Shisler.

     The Nominating and Board Governance Committee has the following powers and responsibilities: (1) selection and nomination of all persons for election or appointment as Trustees of the Trust (provided that nominees for independent Trustee are recommended for selection and approval by all of the incumbent independent Trustees then serving on the Board); (2) periodic review of the composition of the Board to determine whether it may be appropriate to add individuals with specific backgrounds, diversity or skill sets; (3) periodic review of Board governance procedures (including the Board's effectiveness, Trustee retirement, Trustee investment in the Funds and the process by which the Trust's principal service providers are evaluated); (4) periodic review of Trustee compensation; (5) review of the responsibilities and composition of each Board committee, as necessary; (6) monitoring of the performance of legal counsel employed by the independent Trustees, supervision of counsel for the independent Trustees and monitoring of the performance of legal counsel to the Trust, in consultation with the Trust's management. The Nominating and Board Governance Committee reports to the full Board with recommendations of any appropriate changes to the Board. This Committee met four times during the past fiscal year and consists of the following Trustees: Dr. DeVore, Mr. Duncan and Dr. Kerr, each of whom is not an interested person of the Trust, as defined in the 1940 Act. The Nominating and Board Governance Committee generally does not consider nominees recommended by shareholders of the Funds.

The functions of the Performance Committee are: (1) in consultation with management of the Trust, to review the kind, scope and format of, and the time periods covered by, the investment performance data and related reports provided to the Board and, if the Committee determines that changes to such data or reports would be appropriate and practicable, the Committee will work with management of the Trust to implement any such changes; (2) in consultation with management of the Trust, to review the investment performance benchmarks and peer groups used in reports delivered to the Board for comparison of investment performance of the Funds and, if the Committee determines that changes to such benchmarks or peer groups would be appropriate, the Committee will work with management to implement any such change; (3) in consultation with management of the Trust, to review such other matters that affect performance, including for example, fee structures, expense ratios, Rule 12b-1 fees, and administrative service fees as the Committee deems to be necessary and appropriate; and (4) to review and monitor the performance of the Trust's funds and the fund family, as a whole, in the manner and to the extent directed by the Board of Trustees, recognizing that the ultimate oversight of fund performance shall remain with the full Board of Trustees. This Committee met 2 times during the past fiscal year and currently consists of the following Trustees: Ms. Hennigar, Mr. Allen and Mr. Kridler, each of whom is not an interested person of the Trust, as defined in the 1940 Act.

OWNERSHIP  OF  SHARES  OF  GARTMORE  FUNDS  AS  OF  DECEMBER  31,  2002

All Trustees and Officers of the Trust, as a group, own less than 1% of its outstanding shares.



(1)                            (2)                          (3)
NAME                     DOLLAR RANGE OF      AGGREGATE DOLLAR RANGE OF EQUITY
OF                      EQUITY SECURITIES     SECURITIES AND/OR SHARES IN ALL
TRUSTEE                      AND/OR           REGISTERED INVESTMENT COMPANIES
                       SHARES IN THE FUNDS     OVERSEEN BY TRUSTEE IN FAMILY
                                                  OF INVESTMENT COMPANIES
-------------------------------------------------------------------------------
Charles E. Allen,     $        1 - $10,000   $    1 - $10,000
-------------------------------------------------------------------------------
Paula H.J.            $        1 - $10,000   $    1 - $10,000
Cholmondeley
-------------------------------------------------------------------------------
C. Brent DeVore       OVER $100,000              OVER $100,000
-------------------------------------------------------------------------------
Robert M. Duncan      OVER $100,000              OVER $100,000
-------------------------------------------------------------------------------
Barbara L. Hennigar   $        1 - $10,000   $    1 - $10,000
-------------------------------------------------------------------------------
Thomas J. Kerr, IV    OVER $100,000              OVER $100,000
-------------------------------------------------------------------------------
Douglas F. Kridler    $   10,001 - $50,000   $10,001 - $50,000
-------------------------------------------------------------------------------
David C. Wetmore      OVER $100,000              OVER $100,000
-------------------------------------------------------------------------------
Paul J. Hondros       OVER $100,000              OVER $100,000
-------------------------------------------------------------------------------
Arden L. Shisler      $  50,001 - $100,000       OVER $100,000
-------------------------------------------------------------------------------


OWNERSHIP IN THE FUNDS' INVESTMENT ADVISERS1, SUBADVISERS2 OR DISTRIBUTOR3 AS OF DECEMBER 31, 2002

TRUSTEES  WHO  ARE  NOT  INTERESTED  PERSONS (AS DEFINED IN THE 1940 ACT) OF THE
FUNDS

(1)                         (2)          (3)        (4)         (5)        (6)
NAME                  NAME OF OWNERS     NAME    TITLE OF      VALUE     PERCENT
OF                          AND           OF     CLASS OF       OF          OF
TRUSTEE                RELATIONSHIPS   COMPANY   SECURITY   SECURITIES    CLASS
                        TO TRUSTEE
-------------------------------------------------------------------------------
Charles E. Allen      N/A              N/A       N/A        NONE         N/A
-------------------------------------------------------------------------------
Paula H.J.            N/A              N/A       N/A        NONE         N/A
Cholmondeley
-------------------------------------------------------------------------------
C. Brent DeVore       N/A              N/A       N/A        NONE         N/A
-------------------------------------------------------------------------------
Robert M. Duncan      N/A              N/A       N/A        NONE         N/A
-------------------------------------------------------------------------------
Barbara L. Hennigar   N/A              N/A       N/A        NONE         N/A
-------------------------------------------------------------------------------
Thomas J. Kerr, IV    N/A              N/A       N/A        NONE         N/A
-------------------------------------------------------------------------------
Douglas F. Kridler    N/A              N/A       N/A        NONE         N/A
-------------------------------------------------------------------------------
David C. Wetmore      N/A              N/A       N/A        NONE         N/A
-------------------------------------------------------------------------------

1 Investment Advisers include Gartmore Mutual Fund Capital Trust, Gartmore Global Asset Management Trust, Gartmore Morley Capital Management, Inc.
2 Subadvisers include Fund Asset Management, Gartmore Global Partners, INVESCO Management and Research, and NorthPointe Capital, LLC.
3 Or any company, other than an investment company, that controls a Fund's adviser or distributor.

COMPENSTION  OF  TRUSTEES

     The Trustees receive fees and reimbursement for expenses of attending board meetings from the Trust. Gartmore Mutual Fund Capital Trust (formerly Villanova Mutual Fund Capital Trust) ("GMF"), Gartmore Global Asset Management Trust (formerly Villanova Global Asset Management Trust) ("GGAMT") and Gartmore Morley Capital Management, Inc. (formerly Morley Capital Management, Inc.) ("GMCM"), each, based upon a pro rata share for the Funds for which it acts as investment adviser, reimburse the Trust for fees and expenses paid to Trustees who are interested persons of the Trust and who are employees of an adviser or its affiliates. The Compensation Table below sets forth the total compensation paid to the Trustees of the Trust, before reimbursement of expenses, for the fiscal year ended October 31, 2002. In addition, the table sets forth the total compensation to be paid to the Trustees from all funds in the Gartmore Fund Complex for the twelve months ended October 31, 2002. Trust officers receive no compensation from the Trust in their capacity as officers.


(1)                         (2)               (3)             (4)           (5)
NAME                     AGGREGATE          PENSION        ESTIMATED       TOTAL
OF                      COMPENSATION      RETIREMENT        ANNUAL      COMPENSATION
TRUSTEE                     FROM       BENEFITS ACCRUED    BENEFITS         FOR
                            THE           AS PART OF         UPON           THE
                           TRUST        TRUST EXPENSES    RETIREMENT      COMPLEX*
-------------------------------------------------------------------------------------
Charles E. Allen       $      20,500              - 0 -        - 0 -   $      41,000
-------------------------------------------------------------------------------------
Paula H.J.             $      19,500              - 0 -        - 0 -   $      39,000
Cholmondeley
-------------------------------------------------------------------------------------
C. Brent DeVore        $      20,000              - 0 -        - 0 -   $      40,000
-------------------------------------------------------------------------------------
Robert M. Duncan       $      20,500              - 0 -        - 0 -   $      41,000
-------------------------------------------------------------------------------------
Barbara L. Hennigar    $      20,250              - 0 -        - 0 -   $      40,500
-------------------------------------------------------------------------------------
Paul J. Hondros                - 0 -              - 0 -        - 0 -           - 0 -
-------------------------------------------------------------------------------------
Thomas J. Kerr, IV     $      20,000              - 0 -        - 0 -   $      40,000
-------------------------------------------------------------------------------------
Douglas F. Kridler .   $      22,000              - 0 -        - 0 -   $      44,000
-------------------------------------------------------------------------------------
Mark L. Lipson1                - 0 -              - 0 -        - 0 -           - 0 -
-------------------------------------------------------------------------------------
Arden L. Shisler       $      20,000              - 0 -        - 0 -   $      40,000
-------------------------------------------------------------------------------------
David C. Wetmore       $      21,750              - 0 -        - 0 -   $      43,500
-------------------------------------------------------------------------------------

1 Mr. Lipson was a Trustee for the Trust from March 13, 2003 until September 16, 2003, when he resigned.

* On October 31, 2002, the Fund Complex included two trusts comprised of 79 investment company funds or series.

     The Trust does not maintain any pension or retirement plans for the Officers or Trustees of the Trust.

     Each of the Trustees and officers and their families are eligible to purchase Class D shares of the Funds which offer such Class and generally charge a front-end sales charge, at net asset value without a sales charge.

CODE  OF  ETHICS

     Federal law requires the Trust, each of its investment advisers and sub-advisers, and its principal underwriter to adopt codes of ethics which govern the personal securities transactions of their respective personnel. Accordingly, each such entity has adopted a code of ethics pursuant to which their respective personnel may invest in securities for their personal accounts (including securities that may be purchased or held by the Funds).

PROXY  VOTING  GUIDELINES

     Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies ("Proxy Voting Guidelines") and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Funds. The summary of such Proxy Voting Guidleines is attached as Appendix B to this SAI.

                     INVESTMENT ADVISORY AND OTHER SERVICES

TRUST  EXPENSES

     Subject to any applicable Expense Limitation Agreements, the Trust pays the compensation of the Trustees who are not interested persons of Gartmore Global Investments, Inc., or its affiliates, the compensation of Mr. Shisler listed above, and all expenses (other than those assumed by the applicable Adviser), including governmental fees, interest charges, taxes, membership dues in the Investment Company Institute allocable to the Trust; investment advisory fees and any Rule 12b-1 fees; fees under the Trust's Fund Administration and Transfer Agency Agreement, which includes the expenses of calculating the Funds' net asset values; fees and expenses of independent certified public accountants and legal counsel of the Trust and to the independent Trustees; expenses of preparing, printing, and mailing shareholders' reports, notices, proxy statements, and reports to governmental offices and commissions; expenses connected with the execution, recording, and settlement of portfolio security transactions; insurance premiums; administrative services fees under an Administrative Services Plan, and wrap contract fees, premiums and expenses related to wrap contracts; fees and expenses of the custodian for all services to the Trust; expenses of calculating the net asset value of shares of the Trust; expenses of shareholders' meetings; and expenses relating to the issuance, registration, and qualification of shares of the Trust.

INVESTMENT  ADVISERS

     Under the applicable Investment Advisory Agreements with the Trust, GMF manages the Funds in accordance with the policies and procedures established by the Trustees, except for the following Funds which are advised by affiliates of GMF as described below:

Funds  advised  by  GGAMT
Gartmore  Asia  Pacific  Leaders  Fund(1)
Gartmore  Emerging  Markets  Fund
Gartmore  European  Leaders  Fund1
Gartmore  Global  Financial  Services  Fund
Gartmore  Global  Small  Companies  Fund(1)
Gartmore  Global  Utilities  Fund
Gartmore  International  Growth  Fund
Gartmore  OTC  Fund1
Gartmore  Worldwide  Leaders  Fund

1    These  Funds  have  not  yet  commenced  operations.

Funds  advised  by  GMCM
Gartmore  Morley  Capital  Accumulation  Fund
Gartmore  Morley  Enhanced  Income  Fund

     Except as described below, the investment adviser for each Fund manages the day-to-day investments of the assets of the Funds. For certain Funds, GMF or GGAMT also provide investment management evaluation services in initially selecting and monitoring on an ongoing basis the performance of one or more subadvisers who manage the investment portfolio of a particular Fund. GMF is also authorized to select and place portfolio investments on behalf of such subadvised Funds; however GMF does not intend to do so at this time.

The  following  Funds  are  subadvised:

Gartmore  Asia  Pacific  Leaders  Fund(1)
Gartmore  Emerging  Markets  Fund
Gartmore  European  Leaders  Fund(1)
Gartmore  Global  Financial  Services  Fund
Gartmore  Global  Small  Companies  Fund(1)
Gartmore  Global  Utilities  Fund
Gartmore  International  Growth  Fund
Gartmore  Large  Cap  Value  Fund
Gartmore  OTC  Fund(1)
Gartmore  Value  Opportunities  Fund
Gartmore  Worldwide  Leaders  Fund
Nationwide  Bond  Index  Fund
Nationwide  International  Cap  Index  Fund
Gartmore  Long-Short  Equity  Plus  Fund
Nationwide  S&P  500  Index  Fund
Nationwide  Mid  Cap  Market  Index  Fund
Nationwide  Small  Cap  Fund
Nationwide  Small  Cap  Index  Fund
NorthPointe  Small  Cap  Value  Fund

1    These  Funds  have  not  yet  commenced  operations.

Gartmore  Mutual  Fund  Capital  Trust

     GMF pays the compensation of the officers of the Trust employed by GMF and pays a pro rata portion of the compensation and expenses of the Trustees who are employed by Gartmore Global Investments, Inc. and its affiliates. GMF also furnishes, at its own expense, all necessary administrative services, office space, equipment, and clerical personnel for servicing the investments of the Trust and maintaining its investment advisory facilities, and executive and supervisory personnel for managing the investments and effecting the portfolio transactions of the Trust. In addition, GMF pays, out of its legitimate profits, broker-dealers, trust companies, transfer agents and other financial institutions in exchange for their selling of shares of the Trust's series or for recordkeeping or other shareholder related services.

     The Investment Advisory Agreement also specifically provides that GMF, including its directors, officers, and employees, shall not be liable for any error of judgment, or mistake of law, or for any loss arising out of any investment, or for any act or omission in the execution and management of the Trust, except for willful misfeasance, bad faith, or gross negligence in the performance of its duties, or by reason of reckless disregard of its obligations and duties under the Agreement. The Agreement continues in effect for an initial period of two years and thereafter shall continue automatically for successive annual periods provided such continuance is specifically approved at least annually by the Trustees, or by vote of a majority of the outstanding voting securities of the Trust, and, in either case, by a majority of the Trustees who are not parties to the Agreement or interested persons of any such party. The Agreement terminates automatically in the event of its "assignment," as defined under the 1940 Act. It may be terminated as to a Fund without penalty by vote of a majority of the outstanding voting securities of that Fund, or by either party, on not less than 60 days written notice. The Agreement further provides that GMF may render similar services to others.

     GMF, located at 1200 River Road, Conshohocken, PA 19428, is a wholly owned subsidiary of Gartmore Global Investments, Inc., a holding company which is an indirect, majority-owned subsidiary of Gartmore Global Asset Management Trust. Gartmore Global Asset Management, which is a registered investment adviser, is a wholly owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policy holders.

     For services provided under the Investment Advisory Agreement, GMF receives an annual fee paid monthly based on average daily net assets of the applicable Fund according to the following schedule:




FUND                                             ASSETS              INVESTMENT ADVISORY FEE
--------------------------------------------------------------------------------------------
Gartmore Millennium Growth Fund       0 up to $250 million                             1.03%
                                      250 million up to $1 billion                     1.00%
                                      1 billion up to $2 billion                       0.97%
                                      2 billion up to $5 billion                       0.94%
                                      $         5 billion and more                     0.91%

Gartmore Growth Fund and              0 up to $250 million                             0.60%
Gartmore Nationwide Fund              250 million up to $1 billion                    0.575%
  (formerly Gartmore Total Return     1 billion up to $2 billion                       0.55%
  Fund)                               2 billion up to $5 billion                      0.525%
                                      $         5 billion and more                     0.50%

Gartmore Bond Fund,                   0 up to $250 million                             0.50%
Gartmore Tax-Free Income Fund, and    250 million up to $1 billion                    0.475%
Gartmore Government Bond Fund         1 billion up to $2 billion                       0.45%
                                      2 billion up to $5 billion                      0.425%
                                      $         5 billion and more                     0.40%

Gartmore Money Market Fund            $         0 up to $1 billion                     0.40%
                                      1 billion up to $2 billion                       0.38%
                                      2 billion up to $5 billion                       0.36%
                                      $         5 billion and more                     0.34%

Nationwide S&P 500 Index Fund         0 up to $1.5 billion                             0.13%
                                      1.5 up to $3 billion                             0.12%
                                      $         3 billion and more                     0.11%

Nationwide Small Cap Index Fund       All assets                                       0.20%

Nationwide Mid Cap Market Index       All assets                                       0.22%
Fund and Nationwide Bond Index Fund

Nationwide International Index Fund   All Assets                                       0.27%

Gartmore Large Cap Value Fund         up to $100 million                               0.75%
                                      $        100 million or more                     0.70%

Nationwide Small Cap Fund             up to $100 million                               0.95%
                                      $        100 million or more                     0.80%

Gartmore Value Opportunities Fund     0 up to $250 million                             0.70%
                                      250 million up to $1 billion                    0.675%
                                      1 billion up to $2 billion                       0.65%
                                      2 billion up to $5 billion                      0.625%
                                      $         5 billion and more                     0.60%

Gartmore High Yield Bond Fund         0 up to $250 million                             0.55%
                                      250 million up to $1 billion                    0.525%
                                      1 billion up to $2 billion                       0.50%
                                      2 billion up to $5 billion                      0.475%
                                      $         5 billion and more                     0.45%

NorthPointe Small Cap Value Fund      All assets                                       0.85%

Gartmore Global Technology and        All assets                                       0.98%
Communications Fund

Gartmore Global Health Sciences       All assets                                       1.00%
Fund

Gartmore U.S. Growth Leaders Fund1    0 up to $500 million                             0.90%
                                      500 million up to $2 billion                     0.80%
                                      $         2 billion and more                     0.75%

Gartmore Nationwide Leaders Fund      0 up to $500 million                             0.90%
                                      500 million up to $2 billion                     0.80%
                                      $         2 billion and more                     0.75%

Gartmore Investor Destinations:       All assets                                       0.13%
                                      Aggressive Fund
                                      Moderately Aggressive Fund
                                      Moderate Fund
                                      Moderately Conservative Fund
                                      Conservative Fund

Gartmore Micro Cap Equity Fund        All assets                                       1.25%

Gartmore Mid Cap Growth Fund          All assets                                       0.75%

Gartmore Long-Short Equity Plus       0 up to $250 million                             1.50%
Fund                                  250 million and more                             1.25%

Gartmore Nationwide Principal         All assets                                       0.60%
Protected Fund2


Gartmore Convertible Fund             All assets                                       0.65%

--------------------------------
1 The investment advisory fee at each breakpoint for the Gartmore U.S. Growth Leaders Fund is a base fee and actual fees may be higher or lower depending on the Fund's performance relative to its benchmark, the S&P 500 Index. If the Fund outperforms its benchmark by a set amount, the Fund will pay higher investment advisory fees. Conversely, if the Fund underperforms its benchmark by a set amount, the Fund will pay lower fees.
2 The investment advisory fee noted is for the Guarantee and Post Guarantee Periods. In the event the Fund becomes completely and irreversibly invested in U.S. Treasury zero coupon securities during the Guarantee Period, GMF has contractually agreed to reduce its fee to an annual rate of 0.25% for the remainder of the Guarantee Period. During the Offering Period, the investment advisory fee for the Fund will be 0.40%. Please refer to the Fund's prospectus for further information.

PERFORMANCE  FEES  -  GARTMORE  U.S.  GROWTH  LEADERS  FUND

     As described above and in the Fund's Prospectus, the Gartmore U.S. Growth Leaders Fund is subject to base investment advisory fees that may be adjusted if the Fund out- or under-performs a stated benchmark over a 36-month period. Set forth below is further information about the advisory fee arrangements of the
Fund:



FUND            BENCHMARK    REQUIRED EXCESS      BASE ADVISORY      HIGHEST POSSIBLE    LOWEST POSSIBLE
                               PERFORMANCE             FEE            ADVISORY FEE AT    ADVISORY FEE AT
                                                                     EACH BREAK POINT   EACH BREAK POINT
---------------------------------------------------------------------------------------------------------
Gartmore      S&P 500 Index             12.0%  0.90% for assets              1.12%              0.68%
U.S. Growth                                    up to $500 million,
Leaders Fund
                                               0.80% for assets              0.98%              0.62%
                                               of $500 million
                                               and more but less
                                               than $2 billion,

                                               0.75% for assets of           0.91%              0.59%
                                               $ 2 billion and more

     The performance adjustment for the Fund works as follows: If the Fund outperforms its benchmark, the S&P 500 Index, by more than 12.0% over a 36 month period, the advisory fees will increase from 0.90% to 1.12% for assets under $500 million. If, however, the Fund underperforms its benchmark by 12.0% over a 36 month period, the advisory fees would go down to 0.68%. In the event that the Fund outperforms or underperforms its benchmark by less than 12% over a 36 month period, no adjustment will take place and GMF will receive the applicable base fee. These performance-based fees will only be charged once a Fund has been in operation for at least one year, will be implemented incrementally over the first three years of the Fund's operations and will comply with all applicable SEC rules.

Gartmore  Morley  Capital  Management,  Inc.

     Under the terms of the Trust's investment advisory agreement with GMCM (the "GMCM Advisory Agreement"), GMCM currently manages the Gartmore Morley Capital Accumulation Fund and the Gartmore Morley Enhanced Income Fund, two funds of the Trust (the "Gartmore Morley Funds"), subject to the supervision and direction of the Board of Trustees. Prior to March 5, 2001, the investment advisory services being performed for the Gartmore Morley Funds were provided by Gartmore Trust Company ("GTC"), a corporate affiliate of GMCM. GMCM will: (i) act in strict conformity with the Declaration of Trust and the 1940 Act, as the same may from time to time be amended; (ii) manage the Gartmore Morley Funds in accordance with the Funds' investment objectives, restrictions and policies;
(iii) make investment decisions for the Gartmore Morley Funds; and (iv) place purchase and sale orders for securities and other financial instruments on behalf of the Gartmore Morley Funds. Under the terms of the GMCM Advisory Agreement, GMCM pays the Gartmore Morley Funds' pro rata share of the compensation of the Trustees who are interested persons of the Trust. GMCM also furnishes, at its own expense, all necessary administrative services, office space, equipment, and clerical personnel for servicing the investments of the Gartmore Morley Funds and maintaining its investment advisory facilities, and executive and supervisory personnel for managing the investments and effecting the portfolio transactions of the Gartmore Morley Funds. Likewise, GMCM may pay, out of its legitimate profits, fees to broker-dealers, trust companies, transfer agents and other financial institutions in exchange for their selling of shares or for record keeping or other shareholder related services.

     The GMCM Advisory Agreement also specifically provides that GMCM, including its directors, officers, and employees, shall not be liable for any error of judgment, or mistake of law, or for any loss arising out of any investment, or for any act or omission in the execution and management of the Gartmore Morley Funds, except for willful misfeasance, bad faith, or gross negligence in the performance of its duties, or by reason of reckless disregard of its obligations and duties under the Agreement. The GMCM Advisory Agreement continued in effect for an initial period of two years and thereafter shall continue automatically for successive annual periods as to each Gartmore Morley Fund provided such continuance is specifically approved at least annually by the Trustees, or by vote of a majority of the outstanding voting securities of that Fund, and, in either case, by a majority of the Trustees who are not parties to the Agreement or interested persons of any such party. The GMCM Advisory Agreement terminates automatically in the event of its "assignment", as defined under the 1940 Act. It may be terminated as to a Gartmore Morley Fund without penalty by vote of a majority of the outstanding voting securities of the Fund, or by either party, on not less than 60 days written notice. The GMCM Advisory Agreement further provides that GMCM may render similar services to others.

     GMCM has informed the Gartmore Morley Funds that, in making its investment decisions, it does not obtain or use material inside information in its possession or in the possession of any of its affiliates. In making investment recommendations for the Gartmore Morley Funds, GMCM will not inquire or take into consideration whether an issuer of securities proposed for purchase or sale by the Funds is a customer of GMCM, its parent or its affiliates and, in dealing with its customers, GMCM, its parent and affiliates will not inquire or take into consideration whether securities of such customers are held by any fund managed by GMCM or any such affiliate.

     GMCM was organized in 1983 as an Oregon corporation and is a registered investment adviser. It focuses its investment management business on providing stable value fixed income management services, primarily to retirement plans. GMCM is a wholly-owned subsidiary of Gartmore Morley Financial Services, Inc. ("GMFS"). GMFS, an Oregon corporation, also owns all of the voting securities of GTC. GMFS is a wholly-owned subsidiary of Gartmore Global Asset Management, Inc. ("GGAMI"), a Delaware holding company. GGAMI is a wholly-owned subsidiary of Gartmore SA Capital Trust, which is an investment adviser and is wholly-owned by Gartmore Global Investments, Inc. ("GGI"), a Delaware holding company. GGI is an indirect, majority owned subsidiary of Gartmore Global Asset Management Trust ("GGAMT"). GGAMT is a Delaware business trust that is a wholly-owned subsidiary of Nationwide Corporation. All of the Common Stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policyholders.

     For services provided under the Investment Advisory Agreement, GMF receives an annual fee paid monthly based on average daily net assets of the applicable Fund according to the following schedule:




FUND                                         ASSETS    INVESTMENT ADVISORY FEE
-------------------------------------------------------------------------------
Gartmore Morley Capital Accumulation Fund  All assets                  0.35%(1)
Gartmore Morley Enhanced Income Fund       All assets                     0.35%

1 GMCM has agreed voluntarily to waive 0.10% of that fee until further written notice to shareholders.

Gartmore  Global  Asset  Management  Trust

     Gartmore Global Asset Management Trust ("GGAMT") oversees the management of the Gartmore Emerging Markets, Gartmore International Growth, Gartmore Worldwide Leaders, Gartmore European Leaders, Gartmore Asia Pacific Leaders, Gartmore Global Financial Services, Gartmore Global Utilities, Gartmore Global Small Companies and Gartmore OTC (collectively, the "GGAMT Advised Funds") pursuant to an Investment Advisory Agreement with the Trust. Pursuant to the Investment Advisory Agreement, GGAMT may either provide portfolio management for the GGAMT Advised Funds directly or hire and monitor subadvisers who are responsible for daily portfolio management. GGAMT pays the compensation of the Trustees affiliated with GGAMT. The officers of the Trust receive no compensation from the Trust. GGAMT pays all expenses it incurs in providing service under the Investment Advisory Agreement, other than the cost of investments. GGAMT also pays, out of its legitimate profits, fees to broker-dealers, trust companies, transfer agents and other financial institutions in exchange for their selling of shares or for record keeping or other shareholder related services.

     The Investment Advisory Agreement also provides that GGAMT shall not be liable for any act or omission in providing advisory services, or for any loss arising out of any investment, unless it has acted with willful misfeasance, bad faith, or gross negligence in the performance of its duties, or by reason of its reckless disregard of its obligations and duties under the Agreement. After an initial two-year period, the Investment Advisory Agreement must be approved each year by the Trust's board of trustees or by shareholders in order to continue. The Investment Advisory Agreement terminates automatically if it is assigned and it may be terminated without penalty by vote of a majority of the outstanding voting securities, or by either party, on not less than 60 days written notice.

     GGAMT, located at 1200 River Road, Conshohocken, PA 19428, is a wholly-owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policy holders.

      For services provided under the Investment Advisory Agreement, GGAMT receives an annual fee paid monthly based on average daily net assets of the applicable Fund according to the following schedule:


FUND                                            ASSETS    INVESTMENT ADVISORY FEE
-------------------------------------------------------------------------------
Gartmore Emerging Markets Fund and            All assets                     1.15%
Gartmore Global Small Companies Fund

Gartmore International Growth Fund,           All assets                     1.00%
Gartmore International Growth Fund,
Gartmore Worldwide Leaders Fund,
Gartmore European Leaders Fund,
Gartmore Asia Pacific Leaders Fund,
Gartmore Global Financial Services Fund, and
Gartmore OTC Fund

Gartmore Global Utilities Fund                All assets                     0.80%

LIMITATION  OF  FUND  EXPENSES

Gartmore  Mutual  Fund  Capital  Trust

     In the interest of limiting the expenses of those Funds for whom GMF serves as investment adviser, GMF may from time to time waive some or all of its investment advisory fee or reimburse other fees for any of those Funds. In this regard, GMF has entered into an expense limitation agreement with the Trust on behalf of certain of the Funds (each an "Expense Limitation Agreement"). Pursuant to the Expense Limitation Agreements, GMF has agreed to waive or limit its fees and to assume other expenses (except for Rule 12b-1 fees and administrative services fees and other expenses listed below) to the extent necessary to limit the total annual operating expenses of each Class of each such Fund (for a few Funds, however, as noted below, Rule 12b-1 and administrative services fees are not excluded from the expense limitations) to the limits described below. Please note that the waiver of such fees will cause the total return and yield of a Fund to be higher than they would otherwise be in the absence of such a waiver.

     Except  as  described  below  for the Gartmore Long-Short Equity Plus Fund,
Gartmore Mid Cap Growth Fund, Gartmore Millennium Growth Fund, Gartmore Government Bond Fund, Gartmore Money Market Fund, Gartmore Convertible Fund, and Gartmore Nationwide Principal Protected Fund, GMF may request and receive reimbursement from the Funds for the advisory fees waived or limited and other expenses reimbursed by GMF pursuant to the Expense Limitation Agreement at a later date but no later than five years after a Fund has commenced operations when the Fund has reached a sufficient asset size to permit reimbursement to be made without causing the total annual operating expense ratio of the Fund to exceed the limits in the Expense Limitation Agreement. No reimbursement will be made to a Fund unless: (i) such Fund's assets exceed $100 million; (ii) the total annual expense ratio of the Class making such reimbursement is less than the limit set forth below; and (iii) the payment of such reimbursement is approved by the Board of Trustees on a quarterly basis. Except as provided for in the Expense Limitation Agreement, reimbursement of amounts previously waived or assumed by GMF is not permitted.

     With respect to the Gartmore Convertible Fund, Gartmore Long-Short Equity Plus Fund, Gartmore Mid Cap Growth Fund, Gartmore Millennium Growth Fund, Gartmore Government Bond Fund, Gartmore Money Market Fund and Principal Protected Fund, GMF may request and receive reimbursement from the Funds for the advisory fees waived or limited and other expenses reimbursed by GMF pursuant to the Expense Limitation Agreement at a later date when a Fund has reached a sufficient asset size to permit reimbursement to be made without causing the total annual operating expense ratio of the Fund to exceed the limits in the Expense Limitation Agreement. No reimbursement will be made to a Fund unless:
(i) such Fund's assets exceed $100 million; (ii) the total annual expense ratio of the Class making such reimbursement is less than the limit set forth below;
(iii) the payment of such reimbursement is approved by the Board of Trustees on a quarterly basis; and (iv) the payment of such reimbursement is made no more than three years from the fiscal year in which the corresponding reimbursement to the Fund was made. Except as provided for in the Expense Limitation Agreement, reimbursement of amounts previously waived or assumed by GMF is not permitted.

     Until at least February 29, 2004, GMF has agreed contractually to waive advisory fees and, if necessary, reimburse expenses in order to limit total annual fund operating expenses, excluding any taxes, interest, brokerage commissions, short sale dividend expenses, Rule 12b-1 fees, fees paid pursuant to an administrative services plan, other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses, for certain Funds of the Trust as follows:

- Gartmore Millennium Growth Fund to 1.20% for Class A shares, Class B shares, Class C shares, Class D shares, Class R shares6, and Institutional Service Class shares

- Gartmore Government Bond Fund to 0.79% for Class A shares, Class B shares, Class C shares, Class D shares, Class R shares5, Class X shares, and Class Y shares

- Gartmore Large Cap Value Fund to 1.00% for Class A shares, Class B shares, Class C shares, Class R shares5, and Institutional Service Class shares

- Nationwide Small Cap Fund to 1.20% for Class A shares, Class B shares, Class C shares, Class R shares6, and Institutional Service Class shares

- Nationwide S&P 500 Index Fund to 0.63% for Class A shares, 1.23% for Class B shares, 1.23% for Class C shares, 0.23% for Class R shares6, 0.48% for Institutional Service Class shares, 0.63% for Service Class shares, 0.23% for Institutional Class shares, and 0.35% for Local Fund shares

- Gartmore U.S. Growth Leaders Fund to 1.30% for Class A shares, Class B shares, Class C shares, Class R shares5, and Institutional Service Class shares

- Gartmore Value Opportunities Fund to 1.00% for Class A shares, Class B shares, Class C shares, Class R shares6, and Institutional Service Class shares

- Gartmore High Yield Bond Fund to 0.70% for Class A shares, Class B shares, Class C shares, Class R shares6, and Institutional Service Class shares

-    NorthPointe  Small  Cap  Value Fund to 1.00% for Institutional Class shares

- Gartmore Global Technology and Communications Fund to 1.40% for Class A shares, Class B shares, Class C shares, Class R shares6, and Institutional Service Class shares

- Gartmore Global Health Sciences Fund to 1.25% for Class A shares, Class B shares, Class C shares, Class R shares6, and Institutional Service Class shares - Gartmore Nationwide Leaders Fund to 1.20% for Class A shares, Class B shares, Class C shares, Class R shares5, and Institutional Service Class shares

- Each of the Investor Destinations Funds to 0.71% for Class A shares, 1.31% for Class B shares, 1.31% for Class C shares, 0.81% for Class R shares5 and 0.61% for Institutional Service Class shares1

- Nationwide Small Cap Index Fund to 0.79% for Class A shares, 1.39% for Class B shares, 1.39% for Class C shares, 0.29% for Class R shares6, and 0.29% for Institutional Class shares

- Nationwide Mid Cap Market Index Fund to 0.81% for Class A shares, 1.41% for Class B shares, 1.41% for Class C shares, 0.31% for Class R shares6, and 0.31% for Institutional Class shares

- Nationwide International Index Fund to 0.86% for Class A shares, 1.46% for Class B shares, 1.46% for Class C shares, 0.36% for Class R shares6, and 0.36% for Institutional Class shares

- Nationwide Bond Index Fund to 0.81% for Class A shares, 1.41% for Class B shares, 1.41% for Class C shares, 0.31% for Class R shares6, and 0.31% for Institutional Class shares

- Gartmore Micro Cap Equity Fund to 1.55% for Class A shares, Class B shares, Class C shares, Class R shares6, Institutional Service Class shares, and Institutional Class shares

- Gartmore Mid Cap Growth Fund to 1.15% for Class A shares, Class B shares, Class C shares, Class R shares5, Institutional Service Class shares, and Institutional Class shares

- Gartmore Long-Short Equity Plus Fund to 1.95% for Class A shares, Class B shares, Class C shares, Institutional Service Class shares, and Institutional Class shares2

- Gartmore Nationwide Principal Protected Fund to 1.95% for Class A shares, and 2.45% for Class B and Class C shares during the Guarantee Period. 1, 3

- Gartmore Convertible Fund to 0.95% for Class A shares, Class B shares, Class C shares, Class R shares, Institutional Service Class shares, and Institutional Class shares4

---------------
1 The expense limits for each of the Investor Destinations Fund and the Principal Protected Fund include Rule 12b-1 and administrative services fees.
2 GMF has contractually agreed to extend this expense limitation agreement through February 28, 2005.
3 If a Zero Coupon Investment Period begins before the end of the Guarantee Period, the expenses will be limited to not more than 1.40% for Class A shares and 1.90% for Class B and Class C shares. During the Offering Period the expenses will not exceed 1.00% for Class A shares and 1.50% for Class B and Class C shares. The applicable expense limitations for the Gartmore Nationwide Principal Protected Fund will continue until for at least seven years following the commencement of the Guarantee Period.
4 GMF has contractually agreed to extend this expense limitation agreement through February 28, 2005.
5 With respect to Class R shares, GMF has contractually agreed to extend this expense limitation agreement at least through September 30, 2004.
6 With respect to Class R shares, GMF has contractually agreed to extend this Expense Limitation Agreemet at least through February 28, 2005.

     GMF has also agreed contractually to waive advisory fees and, if necessary, reimburse expenses in order to limit total fund operating expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses, Rule 12b-1 fees and administrative services fees) from exceeding 0.59% for each class of Gartmore Money Market Fund until at least February 29, 2004. In addition, until at least February 29, 2004, GMF has also agreed contractually to waive advisory fees and, if necessary, reimburse expenses in order to limit Total Annual Fund Operating Expenses (excluding any taxes, interest, brokerage fees and extraordinary expenses) for Gartmore Money Market Fund to 0.75% for the Service Class shares.

Gartmore  Morley  Capital  Management,  Inc.

     Like GMF, and at least until February 29, 2004, GMCM has agreed contractually to waive advisory fees and, if necessary, reimburse expenses in order to limit total annual Fund operating expenses (excluding any interest, taxes, brokerage commissions, short sale dividend expenses, Rule 12b-1 fees, fees paid pursuant to an administrative services plan, wrap contract fees, premiums and expenses related to wrap contracts for the Gartmore Morley Funds and other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses) for the Gartmore Morley Funds as follows:

- Gartmore Morley Capital Accumulation Fund to 0.55% for Service Class shares, IRA Class shares and Institutional Class shares


- Gartmore Morley Enhanced Income Fund to 0.45% for Institutional Service Class shares, Class A shares, Class R shares1 and Institutional Class shares

---------------
1 GMCM has contractually agreed to extend this expense limitation with repesct to Class R shares at least through September 30, 2004.

     Reimbursement by the Gartmore Morley Capital Accumulation Fund of the advisory fees waived or limited and other expenses reimbursed by GMCM pursuant to the Expense Limitation Agreement may be made at a later date when the Fund has reached a sufficient asset size to permit reimbursement to be made without causing the total annual operating expense ratio of the Fund to exceed the limits in the Expense Limitation Agreement. No reimbursement will be made unless: (i) the Fund's assets exceed $100 million; (ii) the total annual expense ratio of the Class making such reimbursement is less than the limit set forth above; (iii) the payment of such reimbursement is approved by the Board of Trustees on a quarterly basis; and (iv) the payment of such reimbursement is made no more than three years from the fiscal year in which the corresponding reimbursement to the Fund was made. Except as provided for in the Expense Limitation Agreement, reimbursement of amounts previously waived or assumed by GTC or GMCM is not permitted.

     Reimbursement by the Gartmore Morley Enhanced Income Fund of the advisory fees waived or limited and other expenses reimbursed by GMCM pursuant to the Expense Limitation Agreement may be made at a later date, but not later than five years after the Fund commenced operations, when the Fund has reached a sufficient asset size to permit reimbursement to be made without causing the total annual operating expense ratio of the Fund to exceed the limits in the Expense Limitation Agreement. No reimbursement will be made unless: (i) the Fund's assets exceed $100 million; (ii) the total annual expense ratio of the Class making such reimbursement is less than the limit set forth above; and
(iii) the payment of such reimbursement is approved by the Board of Trustees on a quarterly basis. Except as provided for in the Expense Limitation Agreement, reimbursement of amounts previously waived or assumed by GTC or GMCM is not permitted.

Gartmore  Global  Asset  Management  Trust

     Like GMF and GMCM, until at least February 29, 2004, GGAMT has agreed contractually to waive advisory fees and, if necessary, reimburse expenses in order to limit total annual Fund operating expenses (excluding any taxes, interest, brokerage commissions, short sale dividend expenses, Rule 12b-1 fees, fees paid pursuant to an administrative services plan, and other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses), for certain Funds of the Trust as follows:

- Gartmore Emerging Markets Fund to 1.55% for Class A shares, Class B shares, Class C shares, Class R shares1, and Institutional Service Class shares

- Gartmore International Growth Fund to 1.40% for Class A shares, Class B shares, Class C shares, Class R shares1, and Institutional Service Class shares

- Gartmore Worldwide Leaders Fund to 1.40% for Class A shares, Class B shares, Class C shares, Class R shares2, and Institutional Service Class shares

- Gartmore European Leaders Fund to 1.40% for Class A shares, Class B and Class C shares and Institutional Service Class shares

- Gartmore Asia Pacific Leaders Fund to 1.40% for Class A shares, Class B shares, Class C shares and Institutional Service Class shares

- Gartmore Global Financial Services Fund to 1.40% for Class A shares, Class B shares, Class C shares, Class R shares1, and Institutional Service Class shares

- Gartmore Global Utilities Fund to 1.20% for Class A shares, Class B shares, Class C shares, Class R shares1, and Institutional Service Class shares

- Gartmore Global Small Companies Fund to 2.15% for Class A shares, 2.75% for Class B shares and 1.82% for Institutional Service Class shares

- Gartmore OTC Fund to 1.80% for Class A shares, 2.40% for Class B shares, 2.40% for Class C shares, 1.47% for Institutional Service Class shares and 1.32% for Institutional Class shares

- Gartmore International Small Cap Growth Fund to 1.37% for Class A shares, Class B shares, Class C shares, Institutional Service Class shares and Institutional Class shares

---------------------
1 GGAMT has contractually agreed to extend the expense limitation with respect to Class R shares at least through February 28, 2005.
2 GGAMT has contractually agreed to extend the expense limitation with respect to Class R shares at least through September 30, 2004.

     GGAMT may request and receive reimbursement from the Funds for the advisory fees waived or limited and other expenses reimbursed by GGAMT pursuant to the Expense Limitation Agreement at a later date but no later than five years after a Fund has commenced operations when the Fund has reached a sufficient asset size to permit reimbursement to be made without causing the total annual operating expense ratio of the Fund to exceed the limits set forth above. No reimbursement will be made unless: (i) the Fund's assets exceed $100 million;
(ii) the total annual expense ratio of the Class making such reimbursement is less than the limit set forth above; and (iii) the payment of such reimbursement is approved by the Board of Trustees on a quarterly basis. Except as provided for in the Expense Limitation Agreement, reimbursement of amounts previously waived or assumed by GGAMT is not permitted.

INVESTMENT  ADVISORY  FEES

     During the fiscal years ended October 31, 2002, 2001 and 2000, GMF, GMCM and GGAMT earned the following fees for investment advisory services:


                                                          GMF INVESTMENT ADVISORY FEES
                                                    YEAR ENDED OCTOBER 31,
                                  --------------------------------------------------------------------------------
                                               2002                      2001                     2000
                                  --------------------------------------------------------------------------------
FUND                                    FEES         FEES          FEES         FEES          FEES         FEES
                                      EARNED(1)   REIMBURSED    EARNED(1)    REIMBURSED    EARNED(1)    REIMBURSED
------------------------------------------------------------------------------------------------------------------
Gartmore Bond Fund                   $   690,490  $         -  $    614,035  $         -  $    600,602  $         -
Gartmore Global Health                    28,907       45,848       14,9462      101,840             -            -
Sciences Fund
Gartmore Global Technology                36,204       31,434        54,419      257,497       20,6073       59,414
and     Communications Fund
Gartmore Government Bond Fund            978,392       33,798       677,667      209,487      530,3764       32,080
Gartmore Growth Fund14                 2,150,196            -     3,158,751            -     5,734,593            -
Gartmore High Yield Bond Fund            496,658       80,001       510,654       59,299       443,174      109,730
Gartmore Investor Destinations            57,619       27,024        13,404      103,869          1505      103,442
Aggressive Fund
Gartmore Investor Destinations            87,689       29,712        16,413      105,243          1295      103,446
Moderately Aggressive Fund
Gartmore Investor Destinations           121,083       32,979        29,714       82,708           745      101,270
Moderate Fund
Gartmore Investor Destinations            36,387       22,686         8,016      116,734          2155      100.944
Moderately Conservative Fund
Gartmore Investor Destinations            26,677       22,635         7,267      110,874           575      101,272
Conservative Fund
Gartmore Large Cap Value Fund            207,267       33,006       250,987      165,683       221,990      186,562
Gartmore Micro Cap Equity Fund            8,1356       39,232             -            -             -            -
Gartmore Mid Cap Growth Fund                6177       16,030             -            -             -            -
Gartmore Millennium Growth Fund          242,790      148,003       374,615      442,318       220,429       59,130
Gartmore Money Market Fund             7,075,332      532,159     6,492,158      541,820     5,651,029      217,323
Gartmore Nationwide Fund               9,942,742            -    10,727,184            -    12,807,691            -
Gartmore Nationwide Leaders Fund         16,2258       62,850             -            -             -            -
Nationwide Mid Cap Market Index          144,779       82,585        3,4509       97,331             -      130,524
Fund
Nationwide Small Cap Index Fund           61,983       86,208        1,3809       89,925             -      126,209
NorthPointe Small Cap Value Fund         286,849       20,604       229,943      101,655       56,9149       50,052
Nationwide Bond Index Fund               261,299      161,077        4,6539       84,771             -      120,468
Nationwide International Index Fund      224,302      163,201        3,5809      139,279             -      124,905
Nationwide Large Cap Growth Fund14       327,930       69,286       387,694      347,264       391,962      282,534
Nationwide S&P 500 Index Fund            628,602      460,687      462,5909      238,754       275,692      143,982
Nationwide Small Cap Fund                265,651       58,716       265,515      186,683       247,305      199,813
Gartmore Tax-Free Income Fund          1,051,667            -     1,064,152            -     1,093,502            -
Gartmore U.S. Growth Leaders Fund         27,717       43,098        25,979      184,592        5,7313       64,181
Gartmore Value Opportunities Fund        186,560       55,293       138,005      158,606        20,249      150,154


                                                             GMCM INVESTMENT ADVISORY FEES
                                                              YEAR ENDED OCTOBER 31,
                          ------------------------------------------------------------------------------------------------
                                       2002                             2001                            2000
                          ------------------------------------------------------------------------------------------------
Fund                      Fees Earned1   Fees Reimbursed   Fees Earned1   Fees Reimbursed   Fees Earned1   Fees Reimbursed
--------------------------------------------------------------------------------------------------------------------------

Gartmore Morley Capital   $     246,827  $         84,129  $     118,179  $         94,693  $      48,755  $        122,899
Accumulation Fund
Gartmore Morley Enhanced        133,767            72,597         57,403           111,856         33,541           100,281
Income Fund



                                                          GGAMT INVESTMENT ADVISORY FEES
                                                            YEAR ENDED OCTOBER 31,
                               --------------------------------------------------------------------
                                         2002                  2001                 2000
                               --------------------------------------------------------------------
FUND                              FEES       FEES        FEES       FEES        FEES       FEES
                                EARNED1   REIMBURSED   EARNED1   REIMBURSED   EARNED1   REIMBURSED
---------------------------------------------------------------------------------------------------
Gartmore Emerging                         $    21,359  $ 44,242  $   147,494  $  8,441  $    39,046
Markets Fund                    $ 52,415
Gartmore Global Financial         25,241       53,563         -            -         -            -
Services Fund
Gartmore Global Utilities Fund    17,396       54,741         -            -         -            -
Gartmore International            63,942       23,290    75,669      167,887    15,417       35,509
Growth Fund
Gartmore International Small      37,656       56,524    40,405      185,859         -            -
Cap Growth Fund15
Gartmore Worldwide                33,362       31,081    38,210      154,263     7,813       41,328
Leaders Fund


-----------------------------------
1    Fees  net  of  reimbursement.
2    Funds  commenced  operations  December  18,  2001.
3    Funds  commenced  operations  June  30,  2000.
4 A reorganization of the Nationwide Long-Term U.S. Government Bond Fund with and into the Gartmore Government Bond Fund (formerly Nationwide Government Bond Fund) was completed as of August 27, 2001. The investment advisory fees listed do not include the fees GMF/NSI received for the Nationwide Long-Term U.S. Government Bond Fund prior to the reorganization.
5    Funds  commenced  operations  March  31,  2000.
6    Fund  commenced  operations  June  27,  2002.
7    Fund  commenced  operations  October  1,  2002.
8    Fund  commenced  operations  December  28,  2001.
9 Fees shown were paid from October 15, 2001 to October 31, 2001, the period when these Funds were managed directly and no longer were feeder funds.
10   Fund  commenced  operations  June  29,  2000.
11   Fund  commenced  operations  August  30,  2000.
12   Fund  commenced  operations  December  29,  2000.
13   Fund  commenced  operations  August  30,  2000.
14 A reorganization of the Nationwide Large Cap Growth Fund with and into the Gartmore Growth Fund was completed on December 22, 2003. The investment advisory fees listed for the Gartmore Growth Fund do not include the fees GMF received for the Nationwide Large Cap Growth Fund prior to the reorganization.
15   The  Fund  liquidated  on  December  19,  2003.

     For the period from July 1, 2002 to January 17, 2003, and its fiscal year ended June 30, 2002 and 2001, the predecessor (the "Montgomery Fund") to the Gartmore Long-Short Equity Plus Fund, paid investment advisory fees of $321,493, $630,788 and $3,371,565 respectively, to the Montgomery Fund's investment adviser. For the period January 18, 2003 to June 22, 2003 (the date of its reorganization), the Montgomery Fund paid investment advisory fees of $147,110 to GMF. For the period of June 23, 2003 to June 30, 2003, the Gartmore
Long-Short  Equity  Plus  Fund  paid  investment advisory fees of $3,432 to GMF.

     The other funds of the Trust for which GMF, GMCM or GGAMT serve or will serve as investment adviser had not yet begun operations as of October 31, 2002.

SUBADVISERS

     The  subadvisers  for  certain  of the Funds advised by GMF are as follows:


FUND                                                             SUBADVISER
-------------------------------------------------------------------------------------------------------
Gartmore Large Cap Value Fund                                    NorthPointe Capital LLC ("NorthPointe")
Gartmore Long-Short Equity Plus Fund                             SSI Investment Management, Inc. ("SSI")
Gartmore Value Opportunities Fund                                NorthPointe
NorthPointe Small Cap Value Fund                                 NorthPointe
Nationwide S&P 500 Index Fund                                    FAM
Nationwide Small Cap Index Fund                                  FAM
Nationwide Mid Cap Market Index Fund                             FAM
Nationwide International Index Fund                              FAM
Nationwide Bond Index                                            FAM
Nationwide Small Cap                                             INVESCO, Inc. ("INVESCO")



     NorthPointe is a majority-owned indirect subsidiary of Gartmore Global Investments, Inc. which is also the parent of GMF. NorthPointe is located at Columbia Center One, 10th Floor, Suite 1000, 201 West Big Beaver Road, Troy, MI 48084 and was formed in 1999.

     SSI was founded in 1973 and is located at 357 N. Canyon Drive, Beverly Hills, California, 90210. As of December 31, 2002, SSI managed over $900 million in assets.

     FAM, one of the investment advisory entities which comprise Merrill Lynch Investment Managers, P.O. Box 9011, Princeton, New Jersey 08543-9011, is a limited partnership, the partners of which are ML & Co. and Princeton Services. ML & Co. and Princeton Services are "controlling persons" of FAM as defined under the 1940 Act because of their ownership of its voting securities or their power to exercise a controlling influence over its management or policies.

     Prior to December 29, 1999, The Dreyfus Corporation ("Dreyfus") served as subadviser for the S&P 500 Index Fund.

     INVESCO is part of a global investment organization, AMVESCAP plc. AMVESCAP plc is a publicly-traded holding company that, through its subsidiaries, engages in the business of investment management on an international basis. As of December 31, 2003, GMF allocated all of the assets of the Nationwide Small Cap Fund to itself for day-to-day management.

     Subject to the supervision of the GMF and the Trustees, each of the subadvisers manages the assets of the Fund listed above in accordance with the Fund's investment objectives and policies. Each Subadviser makes investment decisions for the Fund and in connection with such investment decisions places purchase and sell orders for securities. For the investment management services they provide to the Funds, the Subadvisers receive annual fees from GMF, calculated at an annual rate based on the average daily net assets of the Funds, in the following amounts:


FUND                                             ASSETS               FEE
---------------------------------------------------------------------------
Gartmore Large Cap Value Fund         up to $100 million              0.35%
                                      $         100 million or more   0.30%

Gartmore Long-Short Equity Plus       $         0 up to $50 million   1.00%
Fund                                  $         50 million and more   0.75%

Gartmore Value Opportunities Fund     0 up to $250 million            0.70%
                                      250 million up to $1 billion   0.675%
                                      1 billion up to $2 billion      0.65%
                                      2 billion up to $5 billion     0.625%
                                      $          5 billion and more   0.60%

NorthPointe Small Cap Value Fund      All assets                      0.85%

Nationwide S&P 500 Index Fund         All assets                      0.02%

Nationwide Small Cap Index Fund       All assets                      0.07%

Nationwide Mid Cap Market Index Fund  All assets                      0.09%
Nationwide Bond Index Fund

Nationwide International Index Fund   All assets                      0.12%

Nationwide Small Cap Fund             up to $100 million              0.55%
                                      $         100 million or more   0.40%

     The following table sets forth the amount GMF paid to the Subadvisers for the fiscal periods ended October 31, 2002, 2001 and 2000:


FUND                                  YEAR ENDED OCTOBER 31,
                                                      2002      2001      2000
---------------------------------------------------------------------------------
Gartmore Large Cap Value Fund         $                96,725  $117,127  $103,595
Nationwide Large Cap Growth Fund                      163,965   193,847   195,981
Nationwide Small Cap Fund                             153,798   153,719   143,176
Nationwide S&P 500 Index Fund                         168,168   146,734   111,951
Gartmore Value Opportunities Fund                     186,560   138,005   20,2491
NorthPointe Small Cap Value Fund                      286,849   153,719   56,9142
Nationwide Small Cap Index Fund                        21,694      4833     N/A
Nationwide Mid Cap Market Index Fund                   59,229    1,4113     N/A
Nationwide International Index Fund                   112,548    1,8563     N/A
Nationwide Bond Index Fund                            106,897    1,9033     N/A


----------------------------
1    The  Gartmore  Value  Opportunities commenced operations December 29, 1999.
2 The NorthPointe Small Cap Value Fund commenced operations June 29, 2000. 3 The Nationwide Small Cap Index, Nationwide Mid Cap Market Index, Nationwide
     International Index and Nationwide Bond Index Funds began to be directly managed and subadvised by FAM on October 15, 2001; therefore, the fees reflect what was paid from October 15 to October 31, 2001.

     For the period April 21, 2003 (the date SSI became the Montgomery Fund's subadviser) to June 22, 2003, the Montgomery Fund paid subadvisory fees of $54,907, and from June 23, 2003 to June 30, 2003, the Gartmore Long-Short Equity Plus Fund paid subadvisory fees of $6,863. The Montgomery Fund paid no subadvisory fees during the fiscal years ended June 30, 2002 and 2001.

     GMF and the Trust have received from the SEC an exemptive order for the multi-manager structure which allows GMF to hire, replace or terminate subadvisers without the approval of shareholders; the order also allows GMF to revise a subadvisory agreement without shareholder approval. If a new subadviser is hired, the change will be communicated to shareholders within 90 days of such changes, and all changes will be approved by the Trust's Board of Trustees, including a majority of the Trustees who are not interested persons of the Trust or GMF. The order is intended to facilitate the efficient operation of the Funds and afford the Trust increased management flexibility.
     GMF provides investment management evaluation services to the Funds principally by performing initial due diligence on prospective Subadvisers for the Fund and thereafter monitoring the performance of the Subadviser through quantitative and qualitative analysis as well as periodic in-person, telephonic and written consultations with the Subadviser. GMF has responsibility for communicating performance expectations and evaluations to the Subadviser and ultimately recommending to the Trust's Board of Trustees whether the Subadviser's contract should be renewed, modified or terminated; however, GMF does not expect to recommend frequent changes of subadvisers. GMF will regularly provide written reports to the Trust's Board of Trustees regarding the results of its evaluation and monitoring functions. Although GMF will monitor the performance of the Subadvisers, there is no certainty that the Subadviser or the Fund will obtain favorable results at any given time.

Gartmore  Global  Partners

     GGAMT has selected Gartmore Global Partners ("GGP") to be the subadviser to each of the following Funds (the "GGAMT Advised Funds"): Gartmore Emerging Markets Fund, Gartmore Global Small Companies Fund, Gartmore International Growth Fund, Gartmore Worldwide Leaders Fund, Gartmore European Leaders Fund, Gartmore Asia Pacific Leaders Fund, Gartmore Global Financial Services Fund, Gartmore OTC Fund, Gartmore Global Utilities Fund and Gartmore International Small Cap Growth Fund.

      Subject to the supervision of GGAMT and the Trustees, GGP manages each GGAMT Advised Fund's assets in accordance with such Fund's investment objective and policies. GGP makes investment decisions for such Fund, and in connection with such investment decisions, shall place purchase and sell orders for securities.

     GGP provides investment advisory services to the GGAMT Advised Fund pursuant to a Subadvisory Agreement. The Subadvisory Agreement specifically provides that GGP shall not be liable for any error of judgment, or mistake of law, or for any loss arising out of any investment, or for any act or omission in the execution and management of a Fund, except for willful misfeasance, bad faith, or gross negligence in the performance of its duties, or by reason of reckless disregard of its obligations and duties under such Agreement. After an initial two-year period, the Subadvisory Agreement must be approved each year by the Trust's board of trustees or by shareholders in order to continue. The Subadvisory Agreement terminates automatically if it is assigned. It may also be terminated without penalty by vote of a majority of the outstanding voting securities, or by either party, on not less than 60 days written notice.

     For  the  services it provides, GGP receives the following fees from GGAMT:



FUND                                            ASSETS     FEE
----------------------------------------------------------------
Gartmore Emerging Markets Fund and            All assets   0.575%
Gartmore Global Small Companies Fund

Gartmore International Growth Fund,           All assets    0.50%
Gartmore Worldwide Leaders Fund,
Gartmore European Leaders Fund,
Gartmore Asia Pacific Leaders Fund,
Gartmore Global Financial Services Fund, and
Gartmore OTC Fund

Gartmore Global Utilities Fund                All assets    0.40%



     These fees are calculated at an annual rate based on each Fund's average daily net assets.

     GGP is a partnership owned jointly by Gartmore U.S. Ltd. and Gartmore Securities Ltd. Gartmore U.S. Ltd. is a wholly-owned subsidiary of Gartmore Capital Management Ltd. Gartmore Capital Management Ltd. is a wholly owned subsidiary of and Gartmore Securities Ltd. is almost entirely owned by Gartmore Investment Management plc. Gartmore Investment Management plc is almost entirely owned by Asset Management Holdings plc, a holding company, which is a wholly owned subsidiary of Nationwide UK Holding Company, Ltd, another holding company, which is a majority owned subsidiary of Nationwide UK Asset Management Holdings, Ltd., another holding company, which is a wholly owned subsidiary of Nationwide Asset Management Holdings, Ltd. Nationwide Asset Management Holdings, Ltd., which is also a holding company, is a wholly owned subsidiary of GGAMT. GGAMT is a wholly-owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policy holders.

     During the fiscal years ended October 31, 2002 and October 31, 2001, and the fiscal period ended October 31, 2000, GGP earned the following fees for subadvisory services:


                                             YEAR ENDED    YEAR ENDED   PERIOD ENDED
                                             OCTOBER 31,   OCTOBER 31,   OCTOBER 31,
FUND                                            2002         2001           2000
                                             ---------------------------------------
Gartmore Emerging Markets Fund1                $26,208  $     22,121  $      8,441
Gartmore Global Utilities Fund2                $ 8,698           N/A           N/A
Gartmore Global Financial Services Fund2       $12,621           N/A           N/A
Gartmore International Growth Fund1            $31,971  $     37,835        15,417
Gartmore International Small Cap Growth Fund3  $18,828  $     20,203           N/A
Gartmore Worldwide Leaders Fund1               $16,681  $     19,105         7,813


--------------------------
1    The  Fund  commenced  operations  August  30,  2000.
2    The  Fund  commenced  operations  December  18,  2001.
3 The Fund commenced operations December 29, 2000 and liquidated on December 19, 2003.

     The other funds of the Trust for which GGP serves as subadviser had not yet begun operations as of October 31, 2002.

CONSIDERATION  OF  INVESTMENT  ADVISORY  AND  SUBADVISORY  AGREEMENTS
     In determining whether it was appropriate to approve the Advisory Agreements between each adviser (GMF, GGAMT or GMCM, collectively, the "Advisers") and the Trust, on behalf of each Fund and theSubadvisory Agreements for the applicable Funds, the Board received extensive information, provided by the Advisers and the subadvisers, that the Board believed to be reasonably necessary to conduct its review. The Board carefully evaluated this information, and was advised with respect to its deliberations by legal counsel to the Trust, and the Trustees who are not interested persons were also advised by their own independent counsel. The Trustees decided to approve the Investment Advisory Agreements and Subadvisory Agreements on the basis of the following considerations, among others:

- The investment advisory fee payable to each Adviser under its Investment Advisory Agreement, the anticipated costs to the Adviser of providing these services, the profitability of each Adviser's relationship with the Funds that it advises (particularly under recent volatile market conditions), the level of reimbursements being made by an Adviser and the anticipated duration of such reimbursements, and the comparability of the fee to fees paid by other similar investment companies.

- The subadvisory fee payable to each subadviser under its subadvisory agreement and the anticipated cost to the subadviser of providing these services and the profitability of the subadvisory relationship to a Fund's subadviser (to the extent such information was available).

- The nature, quality and extent of the investment advisory services expected to be provided by the Adviser and/or subadviser to each of the Funds it advises and such Funds' historic performance and the comparability of such Funds' performance to the performance of similar investment companies.

- The overall quality of the personnel, operations, financial condition, investment management capabilities, methodologies, and performance of the Advisers and subadvisers.

- Any ancillary benefits to the Advisers and subadviser, including soft dollars received by such Advisers.

     In light of the above considerations and such other factors and information it considered relevant, the Board unanimously determined that the Investment Advisory Agreements and Subadvisory Agreements should be continued for each of the Funds and that the compensation payable under such Investment Advisory Agreements is fair and reasonable with respect to each such Fund.

     With respect to the addition of new Funds to the Investment Advisory Agreements, the Board has considered similar information, omitting, however, unavailable Fund profitability information and historic Fund performance information.

DISTRIBUTOR

     Gartmore Distribution Services, Inc. ("GDSI") serves as underwriter for each of the Funds in the continuous distribution of its shares pursuant to a Underwriting Agreement dated as of October 1, 2002 (the "Underwriting
Agreement"). Unless otherwise terminated, the Underwriting Agreement will continue from year to year thereafter for successive annual periods, if, as to each Fund, such continuance is approved at least annually by (i) the Trust's Board of Trustees or by the vote of a majority of the outstanding shares of that Fund, and (ii) the vote of a majority of the Trustees of the Trust who are not parties to the Underwriting Agreement or interested persons (as defined in the 1940 Act) of any party to the Underwriting Agreement, cast in person at a meeting called for the purpose of voting on such approval. The Underwriting Agreement may be terminated in the event of any assignment, as defined in the 1940 Act. Until September 30, 2002, Nationwide Securities, Inc. ("NSI") served as the Trust's underwriter. GDSI is a wholly-owned subsidiary of Gartmore Global Asset Management, Inc. ("GGAMI"), a Delaware holding company. GGAMI is a wholly-owned subsidiary of Gartmore SA Capital Trust, which is an investment adviser and is wholly-owned by Gartmore Global Investments, Inc. ("GGI"), a Delaware holding company. GGI is a majority owned, indirect subsidiary of Gartmore Global Asset Management Trust ("GGAMT"). GGAMT is a Delaware business trust that is a wholly-owned subsidiary of Nationwide Corporation. All of the Common Stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policyholders. The following entities or people are affiliates of the Trust and are also affiliates of GDSI:

          Gartmore  Mutual  Fund  Capital  Trust
          Gartmore  Global  Asset  Management  Trust
          Gartmore  Global  Partners
          Gartmore  SA  Capital  Trust
          Nationwide  Life  Insurance  Company
          Nationwide  Life  and  Annuity  Insurance  Company
          Nationwide  Financial  Services,  Inc.
          Nationwide  Corporation
          Nationwide  Mutual  Insurance  Company
          Paul  J.  Hondros
          Gerald  J.  Holland
          Eric  E.  Miller

     In its capacity as Distributor, GDSI solicits orders for the sale of Shares, advertises and pays the costs of advertising, office space and the personnel involved in such activities. GDSI receives no compensation under the Underwriting Agreement with the Trust, but may retain all or a portion of the sales charge, if any, imposed upon sales of Shares of each of the Funds.

     During the fiscal years ended October 31, 2002, 2001 and 2000, GDSI/NSI received the following commissions from the sale of shares of the Funds:


                                                YEARS  ENDED  OCTOBER  31,
                                                ---------------------------
FUNDS                                             2002     2001      2000
                                                ---------------------------
Gartmore Bond Fund                              $107,185   50,356    63,687
Gartmore Emerging Markets Fund                    10,200    2,709       171
Gartmore Global Financial Services Fund              506       02        --
Gartmore Global Health Sciences Fund               4,220        0        03
Gartmore Global Technology and
   Communications Fund                            10,618   22,523   19,5134
Gartmore Global Utilities Fund                       258       02        --
Gartmore Government Bond Fund                    145,993  38,7785    16,156
Gartmore Growth Fund9                            167,125  253,929   505,403
Gartmore High Yield Bond                          13,122    7,859     3,532
Gartmore International Growth Fund                 5,075    2,582       141
Gartmore International Small Cap Growth Fund10     1,152      212        03
Gartmore Investor Destinations
   Aggressive Fund                                 5,807        0        06
Gartmore Investor Destinations
   Moderately Aggressive Fund                     28,500        0        06
Gartmore Investor Destinations
   Moderate Fund                                  27,705        0        06
Gartmore Investor Destinations
   Moderately Conservative Fund                   24,448        0        06
Gartmore Investor Destinations
   Conservative Fund                              28,965        0        06
Gartmore Large Cap Value Fund                     14,059   16,416    11,974
Gartmore Micro Cap Equity Fund                        07       --        --
Gartmore Millennium Growth Fund                   51,874 $130,693  $214,573
Gartmore Morley Capital Accumulation Fund            N/A      N/A       N/A
Gartmore Morley Enhanced Income Fund               6,042    7,901     5,445
Gartmore Nationwide Fund                         538,679  631,955 1,145,479
Gartmore Nationwide Leaders Fund                   5,625       08        --
Gartmore Tax-Free Income Fund                    167,436   94,122   102,317
Gartmore U.S. Growth Leaders Fund                 13,693   28,459     5,762
Gartmore Value Opportunities Fund                 42,172   43,808    21,410
Gartmore Worldwide Leaders Fund                    1,544      435        01
Nationwide Bond Index Fund                         2,527        0         0
Nationwide International Index Fund                2,534    2,298     1,902
Nationwide Large Cap Growth Fund9                 32,111   25,591    76,645
Nationwide Mid Cap Market Index Fund               8,601    2,280         0
Nationwide S&P 500 Index Fund                     98,122   33,486     9,492
Nationwide Small Cap Fund                         22,949    8,813    23,970
Nationwide Small Cap Index Fund                    6,364    2,263         0
NorthPointe Small Cap Value Fund                     N/A      N/A       N/A

------------------------------
1    Fund  commenced  operations  on  August  30,  2000.
2    Fund  commenced  operations  December  18,  2001.
3    Fund  commenced  operations  on  December  29,  2000.
4    Fund  commenced  operations  on  June  30,  2000.
5 A reorganization of the Nationwide Long-Term U.S. Government Bond Fund with and into the Gartmore Government Bond Fund occurred on August 27, 2001. The commissions listed do not include the commissions NSI received from the Nationwide Long-Term U.S. Government Bond Fund prior to the reorganization.
6    Funds  commenced  operations  on  March  31,  2000.
7    Fund  commenced  operations  on  June  27,  2002.
8    The  Fund  commenced  operations  on  December  28,  2001.
9 A reorganization of the Nationwide Large Cap Growth Fund with and into the Gartmore Growth Fund occurred on December 22, 2003. The commissions listed for the Gartmore Growth Fund do not include the commissions GDSI received from the Nationwide Large Cap Growth Fund prior to the reorganization.
10   The  Fund  liquidated  on  December  19,  2003.

     During the period June 23, 2003 to June 30, 2003, GDSI received $0 in commissions from the sale of shares of the Gartmore Long-Short Equity Plus Fund. The Montgomery Fund's predecessor distributor received $22,266 in commissions during the period July 1, 2002 to June 22, 2003 from the Montgomery Fund.

The other Funds of the Trust had not yet begun operations as of October 31, 2002.

     GDSI also receives the proceeds of contingent deferred sales charges imposed on certain redemptions of Class B, Class C, Class X and Class Y shares (and certain Class A shares). During the fiscal years ended October 31, 2002, 2001 and 2000, GDSI/NSI received the following amounts from such sales charges:



                                                  YEARS  ENDED  OCTOBER  31,
                                                ------------------------------
FUNDS                                            2002          2001   2000
                                                ------------------------------
Gartmore Bond Fund                               42,515         43,979   19,420
Gartmore Emerging Markets Fund                    6,517          9,151       01
Gartmore Global Financial Services Fund             330             02       --
Gartmore Global Health Sciences Fund              2,141              0       03
Gartmore Global Technology and
   Communications Fund                            5,703         20,722       04
Gartmore Global Utilities Fund                      140             02       --
Gartmore Government Bond Fund                    92,322        38,2555    7,510
Gartmore Growth Fund9                            20,872         44,162  107,445
Gartmore High Yield Bond Fund                     5,408          3,504      341
Gartmore International Growth Fund                2,158          1,735       01
Gartmore International Small Cap Growth Fund10      976             21       03
Gartmore Investor Destinations
   Aggressive Fund                                2,483              0       06
Gartmore Investor Destinations
   Moderately Aggressive Fund                       947              0       06
Gartmore Investor Destinations
   Moderate Fund                                  2,566              0       06
Gartmore Investor Destinations
   Moderately Conservative Fund                   1,170              0       06
Gartmore Investor Destinations
   Conservative Fund                              8,099              0       06
Gartmore Large Cap Value Fund                     6,985          9,203    7,095
Gartmore Micro Cap Equity Fund                       07             --       --
Gartmore Millennium Growth Fund                  24,800        105,100   29,934
Gartmore Morley Capital Accumulation Fund           N/A            N/A      N/A
Gartmore Morley Enhanced Income Fund                N/A            N/A      N/A
Gartmore Nationwide Fund                        155,306        246,115  445,655
Gartmore Nationwide Leaders Fund                  1,361             08       --
Gartmore Tax-Free Income Fund                    55,228         65,743   54,421
Gartmore U.S. Growth Leaders Fund                 6,257         21,871       --
Gartmore Value Opportunities Fund                20,593         38,688    2,572
Gartmore Worldwide Leaders Fund                     741            891       01
Nationwide Bond Index Fund                          556            400        0
Nationwide International Index Fund               1,770          1,209      666
Nationwide Large Cap Growth Fund9                16,358         30,626   64,036
Nationwide Mid Cap Market Index Fund              3,415            214        0
Nationwide S&P 500 Index Fund                    51,923         57,197    9,915
Nationwide Small Cap Fund                        12,993         10,631   13,483
Nationwide Small Cap Index Fund                   4,462              0        0
NorthPointe Small Cap Value Fund                    N/A            N/A      N/A

-----------------------------
1    Fund  commenced  operations  on  August  30,  2000.
2    Fund  commenced  operations  December  18,  2001.
3    Fund  commenced  operations  on  December  29,  2000.
4    Fund  commenced  operations  on  June  30,  2000.
5 A reorganization of the Nationwide Long-Term U.S. Government Bond Fund with and into the Gartmore Government Bond Fund occurred on August 27, 2001. The commissions listed do not include the commissions NSI received from the Nationwide Long-Term U.S. Government Bond Fund prior to the reorganization.
6    Funds  commenced  operations  on  March  31,  2000.
7    Fund  commenced  operations  on  June  27,  2002.
8    The  Fund  commenced  operations  on  December  28,  2001.
9 A reorganization of the Nationwide Large Cap Growth Fund with and into the Gartmore Growth Fund occurred on December 22, 2003. The commissions listed for the Gartmore Growth Fund do not include the commissions GDSI received from the Nationwide Large Cap Growth Fund prior to the reorganization.
10   The  Fund  liquidated  on  December  19,  2003.

     During the period June 23, 2003 to June 30, 2003, GDSI received $0 in contingent deferred sales charges imposed on redemptions of Class B and Class C (and certain Class A) shares of the Gartmore Long-Short Equity Plus Fund. The Montgomery Fund's distributor received $2,599, $4,878, and $5,602 in contingent deferred sales charges during the period July 1, 2002 to June 22, 2003 and for the fiscal years ended June 30, 2002 and 2001, respectively.

     The other funds of the Trust for which GMF will serve as investment adviser had not yet begun operations as of October 31, 2002.

     From such contingent deferred sales charges, GDSI/NSI and affiliated broker dealers retained $1,488,620, $2,083,754, and $3,506,995 for 2002, 2001 and 2000,
respectively, after reallowances to dealers. GDSI reallows to dealers 5.00% of sales charges on Class A shares of the Funds which have a maximum front-end sales charge 5.75%, 4.00% of sales charges on Class A shares of the Funds which have a maximum front-end sales charge of 4.75%, 3.00% of sales charges on Class A shares of the Funds which have a maximum front-end sales charge of 3.75%, 4.00% on Class B and Class X shares of the Funds, 1.85% on Class C and Class Y shares of the Funds, 4.00% on Class D shares of the Funds.

DISTRIBUTION  PLAN

     The Funds have adopted a Distribution Plan (the "Plan") under Rule 12b-1 of the 1940 Act with respect to certain classes of shares. The Plan permits the Funds to compensate GDSI, as the Funds' Distributor, for expenses associated with the distribution of certain classes of shares of the Funds. Although actual distribution expenses may be more or less, under the Plan the Funds pay the distributor an annual fee in an amount that will not exceed the following amounts:

-    0.25%  of the average daily net assets of Class A shares of each applicable
     Fund;

- 0.25% of the Service Class Shares and IRA Class shares of the Gartmore Morley Capital Accumulation Fund;

- 0.25% of the average daily net assets of Service Class Shares of the Investor Destinations Funds;

- 1.00% of the average daily net assets of Class B and Class C shares for each applicable Fund other than the Gartmore Money Market Fund;

- 0.85% of the average daily net assets of the Class X and Class Y shares of the Gartmore Bond, Gartmore Government Bond and Gartmore Tax-Free Funds;

- 0.15% of the average daily net assets of Service Class shares of the Gartmore Money Market and S&P 500 Index Funds; and

- 0.07% of the average daily net assets of the Local Fund shares of the S&P 500 Index Fund.

- 0.50% of the average daily net assets of the Class R Shares of each applicable Fund.

     During the fiscal year ended October 31, 2002, GDSI earned the following distribution fees under the Plan1:




                                                                                LOCAL
                                                                       SERVICE  FUND
FUNDS*                                   CLASS A   CLASS B   CLASS C   CLASS    SHARES
-------------------------------------------------------------------------------------
Gartmore Bond Fund                       $ 14,801  $   N/A2  $   N/A2  N/A      N/A
Gartmore Emerging Markets Fund              4,344    15,299       161  N/A      N/A
Gartmore Global Financial Services
   Fund                                     1,582     6,322     6,282  N/A      N/A
Gartmore Global Health Sciences
   Fund                                     2,745     7,745        60  N/A      N/A
Gartmore Global Technology and
   Communications Fund                      4,714    10,211       273  N/A      N/A
Gartmore Global Utilities Fund              1,363     5,433     5,419  N/A      N/A
Gartmore Government Bond Fund             139,096      N/A2      N/A2  N/A      N/A
Gartmore Growth Fund4                      14,414    41,864       596  N/A      N/A
Gartmore High Yield Bond Fund               5,611     2,855       119  N/A      N/A
Gartmore International Growth Fund          5,526    20,911       119  N/A      N/A
Gartmore International Small Cap
    Growth Fund3                            2,177     8,593        56  N/A      N/A
Investor Destinations Aggressive Fund         121        86        17  110,659  N/A
Investor Destinations Moderately
   Aggressive Fund                            592       196         3  167,992  N/A
Investor Destinations Moderate Fund           595       213       125  232,175  N/A
Investor Destinations Moderately
   Conservative Fund                          521       216       105   69,375  N/A
Investor Destinations Conservative Fund       522       135       191   50,698  N/A
Gartmore Large Cap Value Fund              67,352     6,101       787  N/A      N/A
Gartmore Micro Cap Equity Fund                162       150       150  N/A      N/A
Gartmore Mid Cap Growth Fund                  N/A       N/A       N/A  N/A      N/A
Gartmore Millennium Growth Fund            15,815    37,444       553  N/A      N/A
Gartmore Money Market Fund                    N/A       N/A       N/A  675,489  N/A
Gartmore Morley Enhanced Income
   Fund                                     2,661       N/A       N/A  N/A      N/A
Gartmore Nationwide Fund                  697,293   370,628     2,180  N/A      N/A
Gartmore Nationwide Leaders Fund            1,803     2,648     2,285  N/A      N/A
Gartmore Tax-Free Income Fund              17,081      N/A2      N/A2  N/A      N/A
Gartmore U.S. Growth Leaders Fund           3,661     8,393       156  N/A      N/A
Gartmore Value Opportunities Fund          29,710    28,109     1,387  N/A      N/A
Gartmore Worldwide Leaders Fund             2,832    10,505       210  N/A      N/A
Nationwide Bond Index Fund                 57,425       161      N/A   N/A      N/A
Nationwide International Index Fund        35,506       754      N/A   N/A      N/A
Nationwide Large Cap Growth Fund4          79,213    21,927       422  N/A      N/A
Nationwide Mid Cap Market Index
   Fund                                    37,903       411      N/A   N/A      N/A
Nationwide S&P 500 Index Fund              10,062    24,308      N/A   406,496   66
Nationwide Small Cap Index Fund            21,495       551      N/A   N/A      N/A
Nationwide Small Cap Fund                  52,368    10,333       282  N/A      N/A
NorthPointe Small Cap Value Fund              N/A       N/A      N/A   N/A      N/A

-------------------
*    Class  R  shares  had  not  yet  been  offered.
1 The other Funds of the Trust for which GDSI acted as distributor had not commenced operations as of October 31, 2002.
2 Class B and Class C shares were re-designated as Class X and Class Y shares, respectively, effective September 1, 2003. Therefore, no amounts were earned by GDSI for the new Class B and Class C shares during the period because they had not yet commenced operations as of October 31, 2002. However, the following amounts were earned by GDSI on the Class X and the Class Y shares of these Funds for the fiscal year ended October 31, 2002:

FUNDS                          CLASS X   CLASS Y
-------------------------------------------------
Gartmore Bond Fund             $ 28,006  $  1,753
-------------------------------------------------
Gartmore Government Bond Fund    41,830     5,658
-------------------------------------------------
Gartmore Tax-Free Income Fund    51,955     1,362
-------------------------------------------------

3    The  Fund  liquidated  on  December  19,  2003.
4 A reorganization of the Nationwide Large Cap Growth Fund with and into the Gartmore Growth Fund occurred on December 22, 2003. The distribution fees listed for the Gartmore Growth Fund do not include the fees GDSI received from the Nationwide Large Cap Growth Fund prior to the reorganization.

                                      SERVICE CLASS SHARES  IRA CLASS SHARES
                                      --------------------------------------
Gartmore Morley Capital Accumulation Fund     $117,767           $23,016

     For the period June 23, 2003 to June 30, 2003, the Gartmore Long-Short Equity Plus Fund paid $1,961 in 12b-1 fees to GDSI, all of which was used to compensate broker-dealers who sold shares of the Fund. For the period July 1, 2002 to June 22, 2003, the Montgomery Fund paid $12,348 in 12b-1 fees to its distributor, all of which were used to compensate broker-dealers who sold the Montgomery Fund.

     As required by Rule 12b-1, the Plan was approved by the Board of Trustees, including a majority of the Trustees who are not interested persons of the Funds and who have no direct or indirect financial interest in the operation of the Plan (the "Independent Trustees"). The Plan was initially approved by the Board of Trustees on March 5, 1998, and is amended from time to time upon approval by the Board of Trustees. The Plan may be terminated as to a Class of a Fund by vote of a majority of the Independent Trustees, or by vote of a majority of the outstanding shares of that Class. Any change in the Plan that would materially increase the distribution cost to a Class requires shareholder approval. The
Trustees review quarterly a written report of such costs and the purposes for which such costs have been incurred. The Plan may be amended by vote of the Trustees including a majority of the Independent Trustees, cast in person at a meeting called for that purpose. For so long as the Plan is in effect, selection and nomination of those Trustees who are not interested persons of the Trust shall be committed to the discretion of such disinterested persons. All agreements with any person relating to the implementation of the Plan may be terminated at any time on 60 days' written notice without payment of any penalty, by vote of a majority of the Independent Trustees or by a vote of the majority of the outstanding Shares of the applicable Class. The Plan will continue in effect for successive one-year periods, provided that each such continuance is specifically approved (i) by the vote of a majority of the Independent Trustees, and (ii) by a vote of a majority of the entire Board of Trustees cast in person at a meeting called for that purpose. The Board of Trustees has a duty to request and evaluate such information as may be reasonably necessary for them to make an informed determination of whether the Plan should be implemented or continued. In addition the Trustees in approving the Plan as to a Fund must determine that there is a reasonable likelihood that the Plan will benefit such Fund and its Shareholders.

     The Board of Trustees of the Trust believes that the Plan is in the best interests of the Funds since it encourages Fund growth and maintenance of Fund assets. As the Funds grow in size, certain expenses, and therefore total expenses per share, may be reduced and overall performance per share may be improved.

     The Fund's distributor has entered into, and will enter into, from time to time, Rule 12b-1 Agreements with selected dealers pursuant to which such dealers will provide certain services in connection with the distribution of a Fund's Shares including, but not limited to, those discussed above. From time to time, GDSI or an affiliate of GDSI may pay additional amounts from its own resources to dealers or other financial intermediaries, including its affiliate Nationwide Financial Services, Inc. or its subsidiaries, for aid in distribution or for aid in providing administrative services to shareholders.

     The Trust has been informed by GDSI that during the fiscal year ended October 31, 2002, the following expenditures were made using the 12b-1 fees received by the Distributor with respect to the Funds1:


FUND1                                                        PROSPECTUS    DISTRIBUTOR      BROKER-
                                                             PRINTING &   COMPENSATION      DEALER
                                                              MAILING2     & COSTS2,3    COMPENSATION
                                                                                            & COSTS
------------------------------------------------------------------------------------------------------
Gartmore Bond Fund                                           $  4,798.95  $   26,067.63  $   13,693.42
------------------------------------------------------------------------------------------------------
Gartmore Emerging Markets Fund                               $  7,024.72  $   11,512.51  $    1,266.77
------------------------------------------------------------------------------------------------------
Gartmore Global Financial Services Fund                      $  5,257.28  $    8,921.20  $        7.52
------------------------------------------------------------------------------------------------------
Gartmore Global Health Sciences Fund                         $  4,020.21  $    5,803.27  $      726.52
------------------------------------------------------------------------------------------------------
Gartmore Global Technology and Communications Fund           $  4,555.65  $    7,788.42  $    2,853.93
------------------------------------------------------------------------------------------------------
Gartmore Global Utilities Fund                               $  4,591.61  $    7,618.93  $        4.46
------------------------------------------------------------------------------------------------------
Gartmore Government Bond Fund                                $  6,898.19  $   41,743.81  $  137,942.00
-----------------------------------------------------------  -----------  -------------  -------------
Gartmore Growth Fund5                                        $  4,461.97  $   31,597.74  $   20,544.29
------------------------------------------------------------------------------------------------------
Gartmore High Yield Bond Fund                                $  1,537.30  $    2,212.71  $    4,834.99
------------------------------------------------------------------------------------------------------
Gartmore International Growth Fund                           $ 10,672.39  $   15,631.82  $      251.78
------------------------------------------------------------------------------------------------------
Gartmore International Small Cap Growth Fund4                $  4,307.96  $    6,428.95  $       89.09
------------------------------------------------------------------------------------------------------
Gartmore Investor Destinations Aggressive Fund               $      0.00  $       78.61  $  111,019.33
------------------------------------------------------------------------------------------------------
Gartmore Investor Destinations Moderately Aggressive Fund    $      0.00  $      152.78  $  168,862.87
------------------------------------------------------------------------------------------------------
Gartmore Investor Destinations Moderate Fund                 $      0.00  $      279.50  $  233,183.18
------------------------------------------------------------------------------------------------------
Gartmore Investor Destinations Moderately Conservative Fund  $     57.53  $      256.22  $   69,903.25
------------------------------------------------------------------------------------------------------
Gartmore Investor Destinations Conservative Fund             $    219.86  $      267.53  $   51,058.61
------------------------------------------------------------------------------------------------------
Gartmore Large Cap Value Fund                                $  1,669.11  $    5,118.66  $   67,452.23
------------------------------------------------------------------------------------------------------
Gartmore Micro Cap Equity Fund                               $      0.00  $      599.94  $       34.31
------------------------------------------------------------------------------------------------------
Gartmore Mid Cap Growth Fund                                           N/A          N/A            N/A
------------------------------------------------------------------------------------------------------
Gartmore Millennium Growth Fund                              $  4,992.11  $   28,226.03  $   20,593.86
------------------------------------------------------------------------------------------------------
Gartmore Money Market Fund                                   $      0.00  $        0.00  $  710,717.79
------------------------------------------------------------------------------------------------------
Gartmore Morley Capital Accumulation Fund                    $  7,927.58  $      474.57  $  132,380.85
------------------------------------------------------------------------------------------------------
Gartmore Morley Enhanced Income Fund                         $    975.13  $        0.12  $    1,685.75
------------------------------------------------------------------------------------------------------
Gartmore Nationwide Fund                                     $ 27,513.99  $  277,072.31  $  765,514.73
------------------------------------------------------------------------------------------------------
Gartmore Nationwide Leaders Fund                             $  2,718.39  $    3,527.46  $      490.15
------------------------------------------------------------------------------------------------------
Gartmore Tax-Free Income Fund                                $  7,989.80  $   46,816.76  $   15,591.44
------------------------------------------------------------------------------------------------------
Gartmore U.S. Growth Leaders Fund                            $  3,528.88  $    6,436.87  $    2,244.25
------------------------------------------------------------------------------------------------------
Gartmore Value Opportunities Fund                            $  6,796.46  $   21,888.31  $   30,521.23
------------------------------------------------------------------------------------------------------
Gartmore Worldwide Leaders Fund                              $  5,363.93  $    7,962.88  $      220.19
------------------------------------------------------------------------------------------------------
Nationwide Bond Index Fund                                   $      0.00  $      121.58  $   57,667.02
------------------------------------------------------------------------------------------------------
Nationwide International Index Fund                          $    448.11  $      562.41  $   35,249.48
------------------------------------------------------------------------------------------------------
Nationwide Large Cap Growth Fund5                            $  1,990.19  $   16,594.05  $   82,347.76
------------------------------------------------------------------------------------------------------
Nationwide Mid Cap Market Index Fund                         $  1,186.42  $      314.99  $   36,812.59
------------------------------------------------------------------------------------------------------
Nationwide S&P 500 Index Fund                                $  8,175.90  $   18,102.73  $  414,653.37
------------------------------------------------------------------------------------------------------
Nationwide Small Cap Fund                                    $  2,712.90  $    7,295.49  $   52,974.61
------------------------------------------------------------------------------------------------------
Nationwide Small Cap Index Fund                              $    226.96  $      415.67  $   21,403.37
------------------------------------------------------------------------------------------------------
NorthPointe Small Cap Value Fund                                       N/A          N/A            N/A
------------------------------------------------------------------------------------------------------


1 The other Funds of the Trust for which GDSI acted as distributor had not commenced operations as of October 31, 2002.
2    Printing  and  mailing  of  prospectuses  to  other  than  current  Fund shareholders.
3 For the fiscal year ended October 31, 2002, the 12b-1 fees relating to the Class B and Class C shares (now Class X and Class Y shares, respectively) for the Gartmore Bond, Gartmore Government Bond and Gartmore Tax-Free Income Funds were used to pay GDSI for advancing the commission costs to dealers with respect to the initial sale of such shares.
4    The  Fund  liquidated  on  December  19,  2003.
5 A reorganization of the Nationwide Large Cap Growth Fund with and into the Gartmore Growth Fund occurred on December 22, 2003. The Rule 12b-1 fees listed for the Gartmore Growth Fund do not include the fees GDSI received from the Nationwide Large Cap Growth Fund prior to the reorganization.

ADMINISTRATIVE  SERVICES  PLAN

     Under the terms of an Administrative Services Plan, a Fund is permitted to enter into Servicing Agreements with servicing organizations, such as broker-dealers and financial institutions, who agree to provide certain administrative support services in connection with the Class A, Class D, Class R Institutional Service Class and Service Class shares of the Funds (as applicable), the Prime shares of the Money Market Fund, and the IRA Class shares of the Morley Capital Accumulation Fund. Such administrative support services include, but are not limited to, the following: establishing and maintaining shareholder accounts, processing purchase and redemption transactions, arranging for bank wires, performing shareholder sub-accounting, answering inquiries regarding the Funds, providing periodic statements showing the account balance for beneficial owners or for plan participants or contract holders of insurance company separate accounts, transmitting proxy statements, periodic reports, updated prospectuses and other communications to shareholders and, with respect to meetings of shareholders, collecting, tabulating and forwarding to the Trust executed proxies and obtaining such other information and performing such other services as may reasonably be required. With respect to the Class R shares, these types of administrative support services will be exclusisivley provided for retirement plans and their plan participants.

     As authorized by the particular Administrative Services Plan(s) for the Funds, the Trust has entered into Servicing Agreements for the Funds pursuant to which Nationwide Financial Services, Inc. ("NFS") has agreed to provide certain administrative support services in connection with the applicable Fund shares held beneficially by its customers. NFS is a majority owned subsidiary of Nationwide Corporation, which also owns GGAMT. In consideration for providing administrative support services, NFS and other entities with which the Trust may enter into Servicing Agreements (which may include GDSI) will receive a fee, computed at the annual rate of up to 0.25% of the average daily net assets of the Class A, D or Institutional Service and Service Class shares of each Fund (as applicable), Prime shares of the Money Market Fund and IRA Class shares of the Gartmore Morley Capital Accumulation Fund.

     The Trust has also entered into a Servicing Agreement pursuant to which Nationwide Investment Services Corporation ("NISC") has agreed to provide certain administrative support services in connection with Service Class shares of the Money Market Fund held beneficially by its customers. NISC is indirectly owned by NFS.

     During the fiscal year ended October 31, 2002, NFS and its affiliates received $5,251,880 in administrative services fees from the Funds.

FUND  ADMINISTRATION  AND  TRANSFER  AGENCY  SERVICES

     Under the terms of a Fund Administration and Transfer Agency Agreement, Gartmore SA Capital Trust ("GSA"), a wholly owned subsidiary of Gartmore Global Investments, Inc. ("GGI"), provides for various administrative and accounting services, including daily valuation of the Funds' shares, preparation of financial statements, tax returns, and regulatory reports, and presentation of quarterly reports to the Board of Trustees. GGI is a wholly-owned, indirect subsidiary of GGAMT. Gartmore Investors Services, Inc. ("GISI"), an indirect subsidiary of GSA, serves as transfer agent and dividend disbursing agent for each of the Funds. Both GSA and GISI are located at 1200 River Road, Conshohocken, Pennsylvania 19428. For the fund administration and transfer agency services, each Fund pays GSA and GISI a combined annual fee based on the Trust's average daily net assets according to the following schedule:


ASSET LEVEL1               AGGREGATE TRUST FEE
----------------------------------------------
0 - $1 billion                           0.25%
1 - $3 billion                           0.18%
3 - $4 billion                           0.14%
4 - $5 billion                           0.07%
5 - $10 billion                          0.04%
10 - $12 billion                         0.02%
greater than $12 billion                 0.01%

1 The assets of each of the Investor Destinations Funds are excluded from the Trust asset level amount in order to calculate this asset based fee. The Investor Destinations Funds do not pay any part of this fee.

     During the period from December 1, 2001 through October 31, 2002, GSA and GISI earned combined fund administration and transfer agency fees from the Funds as follows:


                                             PERIOD ENDED
FUND                                       OCTOBER 31, 2002
------------------------------------------------------------
Gartmore Millennium Growth Fund            $         108,436
Gartmore Growth Fund14                               844,765
Gartmore Nationwide Fund                           3,192,349
Gartmore Tax-Free Income Fund                        357,703
Gartmore Bond Fund                                   262,536
Gartmore Government Bond Fund1                       318,360
Money Market Fund                                  2,867,503
Nationwide S&P 500 Index Fund                        706,889
Gartmore Large Cap Value Fund                         48,385
Nationwide Large Cap Growth Fund14                    88,158
Nationwide Small Cap Fund                             57,000
Gartmore Morley Capital                              107,560
Accumulation Fund
Gartmore Value Opportunities Fund2                    63,413
Gartmore Morley Enhanced Income Fund2                 59,153
Gartmore High Yield Bond Fund2                       138,810
Gartmore Investor Destinations                             0
Aggressive Fund3
Gartmore Investor Destinations                             0
Moderately Aggressive Fund3
Gartmore Investor Destinations                             0
 Moderate Fund3
Gartmore Investor Destinations                             0
 Moderately Conservative Fund3
Gartmore Investor Destinations                             0
Conservative Fund3
Nationwide Small Cap Index Fund4                      76,612
Nationwide Mid Cap Market Index Fund5                103,722
Nationwide International Index Fund4                 174,813
Nationwide Bond Index Fund4                          201,403
NorthPointe Small Cap Value Fund5                     49,488
Gartmore U.S. Growth Leaders Fund6                    10,610
Gartmore Global Technology and                        15,130
Communications Fund6
Gartmore Emerging Markets Fund7                       12,332
Gartmore International Growth Fund7                   18,815
Gartmore Worldwide Leaders Fund7                       8,795
Gartmore International Small Cap                      16,805
 Growth Fund8
Gartmore Global Health Sciences Fund9                  5,234
Gartmore Global Financial Services Fund10              6,436
Gartmore Global Utilities Fund10                       6,391
Gartmore Nationwide Leaders Fund11                     5,022
Gartmore Micro Cap Equity Fund12                       2,151
Gartmore Mid Cap Growth Fund13                           440


--------------------------------
1 The reorganization of the Nationwide Long-Term U.S. Government Bond Fund with and into the Gartmore Government Bond Fund was completed effective August 27, 2001. The fund administration fees listed do not include the fund administration fees NAS/GSA received from the Nationwide Long-Term
     U.S.  Government  Bond  Fund  prior  to  the  reorganization.
2    The  Fund  commenced  operations  December  29,  1999.
3    The  Fund  commenced  operations  March  31,  2000.
4    The  Fund  commenced  operations  December  29,  1999.
5    The  Fund  commenced  operations  June  29,  2000.
6    The  Fund  commenced  operations  June  30,  2000.
7    The  Fund  commenced  operations  August  30,  2000.
8 The Fund commenced operations on December 21, 2000 and liquidated on December 19, 2003.
9    The  Fund  commenced  operations  on  December  29,  2000.
10   The  Fund  commenced  operations  on  December  18,  2001.
11   The  Fund  commenced  operations  on  December  28,  2001.
12   The  Fund  commenced  operations  on  June  27,  2002.
13   The  Fund  commenced  operations  on  October  1,  2002.
14 A reorganization of the Nationwide Large Cap Growth Fund with and into the Gartmore Growth Fund occurred on December 22, 2003. The combined fund administration and transfer agency fees listed for the Gartmore Growth Fund do not include the fees GSA and GDSI received from the Nationwide Large Cap Growth Fund prior to the reorganization.

     The other Funds of the Trust for which GSA acts as administrator had not yet commenced operations as of October 31, 2002.

     During the period from November 1 until November 30, 2001, and the fiscal years ended October 31, 2001 and 2000, GSA earned fund administration fees (under a previous fee schedule) from the Funds as follows:


                                             PERIOD ENDED        YEARS ENDED
                                      ------------------------------------------------
                                                             OCTOBER 31,   OCTOBER 31,
FUND                                     NOVEMBER 30, 2001      2001          2000
--------------------------------------------------------------------------------------
Gartmore Millennium Growth Fund       $            1,533  $     25,459  $     20,136
Gartmore Growth Fund8                             21,414       319,221       541,769
Gartmore Nationwide Fund                          69,412       907,738     1,063,967
Gartmore Tax-Free Income Fund                     12,340       148,982       153,092
Gartmore Bond Fund                                 7,998        85,965        84,085
Gartmore Government Bond Fund                     10,704       94,8741        74,254
Money Market Fund                                 71,931       812,284       723,852
Nationwide S&P 500 Index Fund                     17,028       177,923       106,035
Gartmore Large Cap Value Fund                      6,164        75,000        75,000
Nationwide Large Cap Growth Fund8                  6,164        75,000        75,000
Nationwide Small Cap Fund                          6,164        75,000        75,000
Gartmore Morley Capital A                          4,110        50,000        50,000
ccumulation Fund
Gartmore Value Opportunities Fund                  6,164        75,000        63,115
Gartmore Morley Enhanced Income Fund               6,164        75,000        63,115
Gartmore High Yield Bond Fund                      6,164        75,000        56,405
Gartmore Investor Destinations                     6,164        75,000       44,0582
 Aggressive Fund
Gartmore Investor Destinations                     6,164        75,000       44,0582
Moderately Aggressive Fund
Gartmore Investor Destinations                     6,164        75,000       44,0582
 Moderate Fund
Gartmore Investor Destinations                     6,164        75,000       44,0582
Moderately Conservative Fund
Gartmore Investor Destinations                     6,164        75,000       44,0582
Conservative Fund
Nationwide Small Cap Index Fund                    6,164        75,000        63,115
Nationwide Mid Cap Market Index Fund               6,164        75,000       63,1153
Nationwide International Index Fund                6,164        75,000        63,115
Nationwide Bond Index Fund                         6,164        75,000        63,115
NorthPointe Small Cap Value Fund                   6,164        75,000       24,7953
Gartmore U.S. Growth Leaders Fund                  6,164        75,000       24,7954
Gartmore Global Technology and                     6,164        75,000       24,7954
Communications Fund
Gartmore Emerging Markets Fund                     6,164        75,000       12,5005
Gartmore International Growth Fund                 6,164        75,000       12,5005
Gartmore Worldwide Leaders Fund                    6,164        75,000       12,5005
Gartmore International Small Cap                   6,164        64,720            06
 Growth Fund6
Gartmore Global Health Sciences Fund               6,164        63,081            07

1 The reorganization of the Nationwide Long-Term U.S. Government Bond Fund with and into the Gartmore Government Bond Fund was completed effective August 27, 2001. The fund administration fees listed do not include the fund administration fees NAS/GSA received from the Nationwide Long-Term
     U.S.  Government  Bond  Fund  prior  to  the  reorganization.
2    The  Fund  commenced  operations  March  31,  2000.
3    The  Fund  commenced  operations  June  29,  2000.
4    The  Fund  commenced  operations  June  30,  2000.
5    The  Fund  commenced  operations  August  30,  2000.
6 The Fund commenced operations on December 21, 2000 and liquidated on December 19, 2003.
7    The  Fund  commenced  operations  on  December  29,  2000.
8 A reorganization of the Nationwide Large Cap Growth Fund with and into the Gartmore Growth Fund was completed effective December 22, 2003. The fund administration fees listed for the Gartmore Growth Fund do not include the fund administration fees GSA received from the Nationwide Large Cap Growth Fund prior to the reorganization.

     During the period from June 23, 2003 through June 30, 2003, the Gartmore Long-Short Equity Plus Fund paid $873 in combined fund administration and transfer agency fees. During the period from April 1, 2003 through June 22, 2003, the Montgomery Fund paid GSA $5,024 for fund administration fees. For the period from July 1, 2002 through March 31, 2003, and its fiscal years ended June 30, 2002 and 2001, the Montgomery Fund paid its administrator, Montgomery Asset Management, LLC, $48,452, $78,891 and $293,904 in administrative and fund accounting fees. The Montgomery Fund's predecessor paid DST Systems, Inc., its former transfer agent, $158,392, $129,881, and $211,749 in transfer agency fees for the period July 1, 2002 to June 22, 2003 and its fiscal years ended June 30, 2002, and 2001, respectively.

     During the period from November 1 until November 30, 2001, and the fiscal years ended October 31, 2001 and 2000, GSA earned transfer agency fees (under a previous fee schedule) from the Funds as follows:


                                             PERIOD ENDED        YEARS ENDED
                                      ------------------------------------------------
                                                             OCTOBER 31,   OCTOBER 31,
FUND                                     NOVEMBER 30, 2001      2001          2000
--------------------------------------------------------------------------------------
Gartmore Millennium Growth Fund                  23,027           352,953            57,122
Gartmore Growth Fund8                           122,172         1,851,859           992,246
Gartmore Nationwide Fund                        227,382         3,373,316         1,841,252
Gartmore Tax-Free Income Fund                    15,747           227,188            25,832
Gartmore Bond Fund                               17,840           246,294            27,453
Gartmore Government Bond Fund                    10,557           98,5531            30,542
Gartmore Money Market Fund                      104,751         1,465,056           989,953
Nationwide S&P 500 Index Fund                     4,701            99,084            26,973
Gartmore Large Cap Value Fund                     1,839            22,172             7,866
Nationwide Large Cap Growth Fund8                 8,058           129,573            51,260
Nationwide Small Cap Fund                         2,783            34,164            12,415
Gartmore Morley Capital                             393             5,907             1,393
Accumulation Fund
Gartmore Value Opportunities Fund                 6,116            53,754             2,562
Gartmore Morley Enhanced Income Fund                321             3,855             1,189
Gartmore High Yield Bond Fund                     1,170            12,352             2,523
Gartmore Investor Destinations                      266             1,343              1122
 Aggressive Fund
Gartmore Investor Destinations                      365             1,575              1012
Moderately Aggressive Fund
Gartmore Investor Destinations                      544             2,601               922
Moderate Fund
Gartmore Investor Destinations                      155               961              1032
Moderately Conservative Fund
Gartmore Investor Destinations                      127               899               912
Conservative Fund
Nationwide Small Cap Index Fund                     178             1,061               141
Nationwide Mid Cap Market Index Fund                334             1,864              4123
Nationwide International Index Fund                 728             7,906             1,087
Nationwide Bond Index Fund                          423             1,523               177
NorthPointe Small Cap Value Fund                    268             5,222              6693
Gartmore U.S. Growth Leaders Fund                 1,243            28,496              5044
Gartmore Global Technology and                    2,230            38,646              5434
Communications Fund
Gartmore Emerging Markets Fund                      268             3,077              2965
Gartmore International Growth Fund                  275             3,614              3305
Gartmore Worldwide Leaders Fund                     138             1,753              2985
Gartmore International Small Cap                     94               838                06
Growth Fund6
Gartmore Global Health Sciences Fund                 23               425                07

1 The reorganization of the Nationwide Long-Term U.S. Government Bond Fund with and into the Gartmore Government Bond Fund was completed effective August 27, 2001. The fund administration fees listed do not include the fund administration fees NAS/GSA received from the Nationwide Long-Term
     U.S.  Government  Bond  Fund  prior  to  the  reorganization.
2    The  Fund  commenced  operations  March  31,  2000.
3    The  Fund  commenced  operations  June  29,  2000.
4    The  Fund  commenced  operations  June  30,  2000.
5    The  Fund  commenced  operations  August  30,  2000.
6 The Fund commenced operations on December 21, 2000 and liquidated on December 19, 2003.
7    The  Fund  commenced  operations  on  December  29,  2000.
8 A reorganization of the Nationwide Large Cap Growth Fund with and into the Gartmore Growth Fund was completed effective December 22, 2003. The transfer agency fees listed do not include the fund administration fees GSA received from the Nationwide Large Cap Growth Fund prior to the reorganization.

     The other Funds of the Trust for which GISI acts as transfer agent had not yet commenced operations as of October 31, 2002.

SUB-ADMINISTRATORS

     GSA has entered into a Sub-Administration Agreement and a Sub-Transfer Agent Agreement with BISYS Fund Services Ohio, Inc. ("BISYS"), effective September 1, 1999, to provide certain fund administration and transfer agency services for each of the Funds. For these services, GSA pays BISYS an annual fee at the following rates based on the average daily net assets of the aggregate of all the funds of the Trust that BISYS is providing such services for:



ASSET LEVEL1                FEE
---------------------------------
0 - $1 billion             0.20%
1 - $3 billion             0.15%
3 - $4 billion             0.10%
4 - $5 billion             0.05%
5 - $10 billion            0.02%
10 - $12 billion           0.01%
greater than $12 billion   0.005%

1 The assets of each of the Investor Destinations Funds are excluded from the Trust asset level amount in order to calculate this asset based fee. The Investor Destinations Funds do not pay any part of this fee.

     BISYS received the following amounts for the sub-administration services and sub-transfer agency services it provided:

                       YEAR ENDED
--------------------------------------------------------
OCTOBER 31, 2002   OCTOBER 31, 2001*   OCTOBER 31, 2000*
--------------------------------------------------------
                  $      7,374,769 /  $      6,225,284 /
10,808,275        $        4,367,098  $        4,178,459

* Pursuant to a previous fee schedule. First amount listed is for sub-administration services it provided, the second figure is for sub-transfer agency services it provided.

     From December 29, 1999 to October 15, 2001, FAM provided the fund accounting, custody and other administrative services at the series level with respect to the Index Funds pursuant to a Sub-Administration Agreement. Such Sub-Administration Agreement was terminated as of October 15, 2001.

CUSTODIAN

     JPMorgan Chase Bank, 270 Park Avenue, New York, New York 10017, is the custodian for the Funds and makes all receipts and disbursements under a Custody Agreement.

LEGAL  COUNSEL

     Stradley Ronon Stevens and Young LLP, 2600 Commerce Square, Philadelphia, Pennsylvania 19103, serves as the Trust's legal counsel.

AUDITORS

     PricewaterhouseCoopers LLP, Two Commerce Square, Suite 1700, 2001 Market Street, Philadelphia, PA 19103-7042, serves as independent accountants for the Trust.

BROKERAGE  ALLOCATION

     A Fund's Adviser (or a Subadviser) is responsible for decisions to buy and sell securities and other investments for the Funds, the selection of brokers and dealers to effect the transactions and the negotiation of brokerage commissions, if any. In transactions on stock and commodity exchanges in the United States, these commissions are negotiated, whereas on foreign stock and commodity exchanges these commissions are generally fixed and are generally higher than brokerage commissions in the United States. In the case of securities traded on the over-the-counter markets or for securities traded on a principal basis, there is generally no commission, but the price includes a spread between the dealer's purchase and sale price. This spread is the dealer's profit. In underwritten offerings, the price includes a disclosed, fixed commission or discount. Most short term obligations are normally traded on a "principal" rather than agency basis. This may be done through a dealer (e.g., a securities firm or bank) who buys or sells for its own account rather than as an agent for another client, or directly with the issuer.

     Except as described below, the primary consideration in portfolio security transactions is best price and execution of the transaction i.e., execution at the most favorable prices and in the most effective manner possible. "Best price-best execution" encompasses many factors affecting the overall benefit obtained by the client account in the transaction including, but not necessarily limited to, the price paid or received for a security, the commission charged, the promptness, availability and reliability of execution, the confidentiality and placement accorded the order, and customer service. Both the adviser and the Subadvisers have complete freedom as to the markets in and the broker-dealers through which they seek this result.

     Subject to the primary consideration of seeking best price-best execution and as discussed below, securities may be bought or sold through broker-dealers who have furnished statistical, research, and other information or services to the adviser or a subadviser. In placing orders with such broker-dealers, the adviser or subadviser will, where possible, take into account the comparative usefulness of such information. Such information is useful to the adviser or subadviser even though its dollar value may be indeterminable, and its receipt or availability generally does not reduce the adviser's or subadviser's normal research activities or expenses.

     Fund portfolio transactions may be effected with broker-dealers who have assisted investors in the purchase of variable annuity contracts or variable insurance policies issued by Nationwide Life Insurance Company or Nationwide Life & Annuity Insurance Company. However, neither such assistance nor sale of other investment company shares is a qualifying or disqualifying factor in a broker-dealer's selection, nor is the selection of any broker-dealer based on the volume of shares sold.

     There may be occasions when portfolio transactions for a Fund are executed as part of concurrent authorizations to purchase or sell the same security for trusts or other accounts (including other mutual funds) served by the adviser or subadviser or by an affiliated company thereof. Although such concurrent authorizations potentially could be either advantageous or disadvantageous to a Fund, they are affected only when the adviser or subadviser believes that to do so is in the interest of the Fund. When such concurrent authorizations occur, the executions will be allocated in an equitable manner.

     In purchasing and selling investments for the Funds, it is the policy of each of the advisers and subadvisers to obtain best execution at the most favorable prices through responsible broker-dealers. The determination of what may constitute best execution in a securities transaction by a broker involves a number of considerations, including the overall direct net economic result to the Fund (involving both price paid or received and any commissions and other costs paid), the efficiency with which the transaction is effected, the ability to effect the transaction at all when a large block is involved, the availability of the broker to stand ready to execute possibly difficult transactions in the future, and the financial strength and stability of the broker. These considerations are judgmental and are weighed by the adviser or subadviser in determining the overall reasonableness of securities executions and commissions paid. In selecting broker-dealers, the adviser or subadviser will consider various relevant factors, including, but not limited to, the size and type of the transaction; the nature and character of the markets for the security or asset to be purchased or sold; the execution efficiency, settlement capability, and financial condition of the broker-dealer's firm; the broker-dealer's execution services, rendered on a continuing basis; and the reasonableness of any commissions.

     The advisers and each subadviser may cause a Fund to pay a broker-dealer who furnishes brokerage and/or research services a commission that is in excess of the commission another broker-dealer would have received for executing the transaction if it is determined, pursuant to the requirements of Section 28(e) of the Securities Exchange Act of 1934, that such commission is reasonable in relation to the value of the brokerage and/or research services provided. Such research services may include, among other things, analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, analytic or modeling software, market data feeds and historical market information. Any such research and other information provided by brokers to an adviser or subadviser is considered to be in addition to and not in lieu of services required to be performed by it under its investment advisory or subadvisory agreement, as the case may be. The fees paid to the advisers and subadvisers pursuant to their respective investment advisory or subadvisory agreement are not reduced by reason of its receiving any brokerage and research services. The research services provided by broker-dealers can be useful to the advisers or a subadviser in serving their other clients. All research services received from the brokers to whom commission are paid are used collectively, meaning such services may not actually be utilized in connection with each client account that may have provided the commission paid to the brokers providing such services. Subject to the policy of the advisers and subadvisers to obtain best execution at the most favorable prices through responsible broker-dealers, each also may consider the broker-dealer's sale of shares of any fund for which it serves as investment adviser, subadviser or administrator. For the fiscal year ended October 31, 2002, the clients
(including the Funds) of all the affiliated advisers of Gartmore Global Investments, Inc. ("GGI"), including but not limited to GMF, GSA, GGAMT, and GTC (GMCM's predecessor), paid soft dollar commissions in the total amount of $3,890,582. GGI directs security transactions to brokers providing brokerage and research services to the benefit of all GGI clients, including the Funds.

     During the fiscal years ended October 31, 2002, 2001 and 2000, the following brokerage commissions were paid by the Funds:

----------------------
1 Because the Investor Destinations Funds will invest exclusively in shares of the Underlying Funds and the Nationwide Contract, it is expected that all transactions in portfolio securities for these Funds will be entered into by the Underlying Funds.

     During the fiscal years ended October 31, 2002, 2001 and 2000, the following brokerage commissions were paid by the Funds:

                                                     YEAR  ENDED  OCTOBER  31,
FUND                                               2002        2001        2000
----------------------------------------------  ----------  ----------  ----------
Gartmore Bond Fund                              $        0           0           0
----------------------------------------------  ----------  ----------  ----------
Gartmore Emerging Markets Fund                      17,775      14,115      7,6731
----------------------------------------------  ----------  ----------  ----------
Gartmore Global Financial Services Fund             11,921          02           -
----------------------------------------------  ----------  ----------  ----------
Gartmore Global Health Sciences Fund                61,104      20,681          03
----------------------------------------------  ----------  ----------  ----------
Gartmore Global Technology
   and Communications Fund                         106,156      55,126     12,9404
----------------------------------------------  ----------  ----------  ----------
Gartmore Global Utilities Fund                      17,800          02           -
----------------------------------------------  ----------  ----------  ----------
Gartmore Government Bond Fund                            0           0           0
----------------------------------------------  ----------  ----------  ----------
Gartmore Growth Fund10                           2,369,315   1,752,999   2,000,121
----------------------------------------------  ----------  ----------  ----------
Gartmore High Yield Bond Fund                            0           0           0
----------------------------------------------  ----------  ----------  ----------
Gartmore International Growth Fund                  55,648      60,696     19,8141
----------------------------------------------  ----------  ----------  ----------
Gartmore International Small Cap Growth Fund6       17,073      26,974          06
----------------------------------------------  ----------  ----------  ----------
Gartmore Investor Destinations
   Aggressive Fund5                                      0           0           0
----------------------------------------------  ----------  ----------  ----------
Gartmore Investor Destinations
   Moderately Aggressive Fund5                           0           0           0
----------------------------------------------  ----------  ----------  ----------
Gartmore Investor Destinations
   Moderate Fund5                                        0           0           0
----------------------------------------------  ----------  ----------  ----------
Gartmore Investor Destinations
   Moderately Conservative Fund5                         0           0           0
----------------------------------------------  ----------  ----------  ----------
Gartmore Investor Destinations
   Conservative Fund5                                    0           0           0
----------------------------------------------  ----------  ----------  ----------
Gartmore Large Cap Value Fund                       53,615     132,343       69,89
----------------------------------------------  ----------  ----------  ----------
Gartmore Millennium Growth Fund                    295,502  $  268,942  $   164,60
----------------------------------------------  ----------  ----------  ----------
Gartmore Morley Capital
   Accumulation Fund                                     0           0           0
----------------------------------------------  ----------  ----------  ----------
Gartmore Morley Enhanced Income Fund                 8,330       6,218           0
----------------------------------------------  ----------  ----------  ----------
Gartmore Nationwide Fund                         1,454,231   3,303,085    3,750,16
----------------------------------------------  ----------  ----------  ----------
Gartmore Nationwide Leaders Fund                     3,351           0          06
----------------------------------------------  ----------  ----------  ----------
Gartmore Tax Free Income Fund                            0           0           0
----------------------------------------------  ----------  ----------  ----------
Gartmore U.S. Growth Leaders Fund                   67,098      25,573       3,113
----------------------------------------------  ----------  ----------  ----------
Gartmore Value Opportunities Fund                  114,222      97,474      23,825
----------------------------------------------  ----------  ----------  ----------
Gartmore Worldwide Leaders Fund1                    51,210       3,720       3,546
----------------------------------------------  ----------  ----------  ----------
Nationwide Bond Index Fund                           1,143          07           -
----------------------------------------------  ----------  ----------  ----------
Nationwide International Index Fund                150,932      37,336          -7
----------------------------------------------  ----------  ----------  ----------
Nationwide Large Cap Growth Fund10                  24,315      35,354      35,585
----------------------------------------------  ----------  ----------  ----------
Nationwide Mid Cap Index Fund                       68,549       9,488          -7
----------------------------------------------  ----------  ----------  ----------
Nationwide S&P 500 Index Fund                      161,348      97,758     113,899
----------------------------------------------  ----------  ----------  ----------
Nationwide Small Cap Fund                          619,393     188,603       69,98
----------------------------------------------  ----------  ----------  ----------
Nationwide Small Cap Index Fund                     40,574       4,991          -7
----------------------------------------------  ----------  ----------  ----------
NorthPointe Small Cap Value Fund                   146,906     119,451   36,913[8]
----------------------------------------------  ----------  ----------  ----------
Gartmore Micro Cap Equity Fund                      14,740[9]        -           -
----------------------------------------------  ----------  ----------  ----------

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1    The  Fund  commenced  operations  on  August  30,  2000.
2    The  Fund  commenced  operations  December  18,  2001.
3    The  Fund  commenced  operations  on  December  29,  2000.
4    The  Fund  commenced  operations  on  June  30,  2000.
5    The  Fund  commenced  operations  on  December  21,  2000.
6 The Fund commenced operations on December 28, 2001 and liquidated on December 19, 2003.
7 For the period October 15, 2001 to October 31, 2001. Prior to October 15, 2001, the Fund, under a master-feeder arrangement, invested all of its assets in shares of a corresponding series of a master trust.
8    The  Fund  commenced  operations  on  June  29,  2000.
9    The  Fund  commenced  operations  on  October  1,  2002.
10 A reorganization of the Nationwide Large Cap Growth Fund with and into the Gartmore Growth Fund was completed effective December 22, 2003. The brokerage commissions listed for the Gartmore Growth Fund do not include the brokerage commissions paid by the Nationwide Large Cap Growth Fund prior to the reorganization.

     The Gartmore Long-Short Equity Plus Fund paid brokerage commissions of $13,978 for the period June 23, 2003 to June 30, 2003. The Montogmery Fund paid brokerage commissions of $489,400, $608,887 and $1,720,867 for the period July 1, 2002 to June 22, 2003, and its fiscal years ended June 30, 2002 and 2001, respectively.

     The other funds of the Trust for which GMF will serve as investment adviser had not yet begun operations as of October 31, 2002.

     During the fiscal year ended October 31, 2002, the Gartmore Growth Fund, Gartmore Nationwide Fund, Gartmore Bond Fund, Gartmore Money Market Fund, Nationwide S&P 500 Index Fund, Nationwide Large Cap Value Fund, Nationwide Large Cap Growth Fund, Gartmore Morley Capital Accumulation Fund, Gartmore Morley Enhanced Income Fund, Nationwide Bond Index Fund and Gartmore U.S. Growth Leaders Fund held investments in securities of their regular broker-dealers as follows:

                                              APPROXIMATE
                                            AGGREGATE VALUE
                                              OF ISSUER'S
                                          SECURITIES OWNED BY
                                            THE FUND DURING
                                         ----------------------
                                         THE FISCAL YEAR ENDED               NAME OF
                                         ----------------------
FUND                                        OCTOBER 31, 2002             BROKER OR DEALER
                                         ----------------------  --------------------------------
Gartmore Global Financial Services Fund  $               81,732  Morgan Stanley Dean Witter & Co.
Gartmore Morley Capital Accumulation
Fund                                                 12,252,480  Bears Stearns Companies, Inc.
                                                      7,596,463  Morgan Stanley Dean Witter & Co.
Gartmore Bond Fund                                    2,306,316  Merrill Lynch & Co., Inc.
                                                      1,199,808  Lehman Brothers, Inc.
                                                      1,093,657  Leggett & Platt, Inc.
Gartmore Growth Fund                                  1,385,020  Lehman Brothers, Inc.
Gartmore International Growth Fund                    7,050,000  Nomura Securities
                                                      4,910,000  Nikko Securities
                                                         48,312  Amvescap PLC
Gartmore International Small Cap Fund                    27,900  Cir Finance Richemont
                                                      3,660,000  Kokusai Securities Co., Ltd
Gartmore Large Cap Value Fund                           307,468  Morgan Stanley Dean Witter & Co.
                                                        193,545  Merrill Lynch & Co., Inc.
                                                        189,255  Bears Stearns Companies, Inc.

                                      114
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Gartmore Morley Enhanced Income Fund                  4,192,746  Morgan Stanley Dean Witter & Co.
                                                        555,909  Merrill Lynch & Co., Inc.
                                                      1,032,892  Bears Stearns Companies, Inc.
Gartmore Value Opportunities Fund                       269,468  Legg Mason Inc.
Gartmore Money Market Fund                            1,934,678  Salomon Smith Barney Holdings
                                                     49,921,250  Morgan Stanley Dean Witter & Co.
                                                     49,751,742  Goldman Sachs Group, Inc.
                                                     41,115,063  Bears Stearns Companies, Inc.
Nationwide Bond Index Fund                            8,493,090  Morgan Stanley Dean Witter & Co.
                                                        360,567  Lehman Brothers, Inc.
                                                        586,284  Goldman Sachs Group, Inc.
                                                        180,426  Bears Stearns Companies, Inc.
Nationwide International Index Fund                  53,580,000  Nomura Securities
                                                     11,293,000  Nikko Securities
                                                     17,160,000  Daiwa Securities Ltd
                                                         71,961  Amvescap Plc
Nationwide Mid Cap Index Fund                           418,140  Legg Mason Inc.
                                                        365,190  Edwards (A. G.), Inc.
                                                        217,800  E-Trade Group, Inc.
Nationwide S&P 500 Index Fund                           768,366  Schwab (Charles) Corp.
                                                      2,746,818  Morgan Stanley Dean Witter & Co.
                                                      2,069,224  Merrill Lynch & Co., Inc.
                                                        831,012  Lehman Brothers, Inc.
                                                      2,169,480  Goldman Sachs Group, Inc.
                                                        438,400  Bears Stearns Companies, Inc.
Nationwide Small Cap Index Fund                           8,210  Soundview Technology
                                                          9,713  SWS Group, Inc.
                                                         30,400  Knight Trading Group, Inc.
                                                         52,479  Jefferies Group, Inc.
                                                         33,142  Ameritrade Holdings Corp.

     During the fiscal year ended June 30, 2003, the Gartmore Long-Short Equity Plus Fund and the Montgomery Fund did not hold investments in securities of their regular broker-dealers.

     Under the 1940 Act, "affiliated persons" of a Fund are prohibited from dealing with it as a principal in the purchase and sale of securities unless an exemptive order allowing such transactions is obtained from the SEC. However, each Fund may purchase securities from underwriting syndicates of which a Subadviser or any of its affiliates, as defined in the 1940 Act, is a member under certain conditions, in accordance with Rule 10f-3 under the 1940 Act.

                                      115
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     Each of the Funds contemplate that, consistent with the policy of obtaining best results, brokerage transactions may be conducted through "affiliated brokers or dealers," as defined in the 1940 Act. Under the 1940 Act, commissions paid by a Fund to an "affiliated broker or dealer" in connection with a purchase or sale of securities offered on a securities exchange may not exceed the usual and customary broker's commission. Accordingly, it is the Funds' policy that the commissions to be paid to an affiliated broker-dealer must, in the judgment of the adviser or the appropriate Subadviser, be (1) at least as favorable as those that would be charged by other brokers having comparable execution capability and (2) at least as favorable as commissions contemporaneously charged by such broker or dealer on comparable transactions for the broker's or dealer's most favored unaffiliated customers, except for accounts for which the affiliated broker or dealer acts as a clearing broker for another brokerage firm and customers of an affiliated broker or dealer that, in the opinion of a majority of the independent trustees, are not comparable to the Fund. The Funds do not deem it practicable or in their best interests to solicit competitive bids for commissions on each transaction. However, consideration regularly is given to information concerning the prevailing level of commissions charged on comparable transactions by other brokers during comparable periods of time.

------------------------------------------------------------------------------
                                                  COMMISSIONS
                                              PAID  TO  AFFILIATED
                                                    BROKERS
FUND                                      BROKER        2002     2001    2000
------------------------------------------------------------------------------
Gartmore Large Cap Value Fund        Brinson Partners  $     0  $   42  $  582
------------------------------------------------------------------------------
Nationwide Large Cap Growth Fund     Goldman Sachs     $ 2,028  $4,817  $2,154
------------------------------------------------------------------------------
Nationwide S&P 500 Index Fund        Merrill Lynch     $16,787  $4,123  $  295
------------------------------------------------------------------------------
Nationwide Small Cap Index Fund      Merrill Lynch     $ 2,223  $    9  $  ---
------------------------------------------------------------------------------
Nationwide International Index Fund  Merrill Lynch     $39,500  $  108  $  ---
-----------------------------------
Nationwide Mid Cap Market
     Index Fund                      Merrill Lynch     $ 4,071  $   77  $  ---
------------------------------------------------------------------------------

     During the year ended October 31, 2002, commissions paid by the Gartmore Large Cap Value Fund to Brinson Partners represented 0% of aggregate commissions paid by the Fund and 0% of the aggregate dollar amount of transactions involving the payment of commissions. During the year ended October 31, 2002, commissions paid by the Nationwide Large Cap Growth Fund to Goldman Sachs represented 8.34% of aggregate commissions paid by the Fund and 50.64% of the aggregate dollar amount of transactions involving the payment of commissions. During the year ended October 31, 2002, commissions paid by the Nationwide S&P 500 Index Fund to Merrill Lynch represented 10.09% of aggregate commissions paid by the Fund and 77.52% of the aggregate dollar amount of transactions involving the payment of commissions. During the year ended October 31, 2002, commissions paid by the Nationwide Small Cap Index Fund to Merrill Lynch represented 5.48% of total commissions paid by the Fund and 81.59% of the aggregate dollar amount of transactions involving the payment of commissions. During the year ended October 31, 2002, commissions paid by the Nationwide International Index Fund to Merrill Lynch represented 26.17% of aggregate commissions paid by the Fund and 72.69% of the aggregate dollar amount of transactions involving the payment of commissions. During the year ended October 31, 2002, commissions paid by the Nationwide Mid Cap Market Index Fund to Merrill Lynch represented 5.94% of aggregate commissions paid by the Fund and 74.47% of the aggregate dollar amount of transactions involving the payment of commissions.

                                      116
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                  ADDITIONAL INFORMATION ON PURCHASES AND SALES

AS DESCRIBED IN THE GARTMORE NATIONWIDE PRINCIPAL PROTECTED FUND'S PROSPECTUS, EXCEPT FOR REINVESTMENT OF DIVIDENDS AND DISTRIBUTIONS, NO SALES OF FUND SHARES WILL BE MADE DURING THE GUARANTEE PERIOD. SALES WILL ONLY BE AVAILABLE DURING THE OFFERING PERIOD AND THE POST-GUARANTEE PERIOD.

CLASS  A  AND  CLASS  D  SALES  CHARGES

     The charts below show the Class A and Class D sales charges, which decrease as the amount of your investment increases. Class A Shares of the Funds (other than the Gartmore Bond Fund, Gartmore Government Bond Fund, Gartmore Tax-Free Income Fund, Gartmore Morley Enhanced Income Fund and Gartmore High Yield Bond
Fund):

                      SALES CHARGE AS %    SALES CHARGE AS %     DEALER
AMOUNT OF PURCHASE    OF OFFERING PRICE   OF AMOUNT INVESTED   COMMISSION
--------------------------------------------------------------------------
less than $50,000                  5.75%                6.10%        5.00%
50,000 to $99,999                  4.75                 4.99         4.00
100,000 to $249,999                3.50                 3.63         3.00
250,000 to $499,999                2.50                 2.56         2.00
500,000 to $999,999                2.00                 2.04         1.75
1 million or more                  None                 None         None

CLASS A SHARES OF THE GARTMORE BOND FUND, GARTMORE GOVERNMENT BOND FUND, GARTMORE TAX-FREE INCOME FUND AND GARTMORE HIGH YIELD BOND FUND

                      SALES CHARGE AS %    SALES CHARGE AS %     DEALER
AMOUNT OF PURCHASE    OF OFFERING PRICE   OF AMOUNT INVESTED   COMMISSION
--------------------------------------------------------------------------
less than $50,000                  4.75%                4.99%        4.00%
50,000 to $99,999                  4.50                 4.71         3.75
100,000 to $249,999                3.50                 3.63         3.00
250,000 to $499,999                2.50                 2.56         2.00
500,000 to $999,999                2.00                 2.04         1.75
1 million or more                  None                 None         None

CLASS  A  SHARES  OF  THE  GARTMORE  MORLEY  ENHANCED  INCOME  FUND

                      SALES CHARGE AS %    SALES CHARGE AS %     DEALER
AMOUNT OF PURCHASE    OF OFFERING PRICE   OF AMOUNT INVESTED   COMMISSION
--------------------------------------------------------------------------
less than $50,000                  3.75%                3.90%        3.00%
50,000 to $99,999                  3.00                 3.09         2.25
100,000 to $249,999                2.25                 2.30         1.75
250,000 to $499,999                1.75                 1.78         1.50
500,000 to $999,999                1.50                 1.52         1.25
1 million or more                  None                 None         None

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CLASS  A  SHARES  OF  THE  GARTMORE  MORLEY  CAPITAL  ACCUMULATION  FUND

                      SALES CHARGE AS %    SALES CHARGE AS %     DEALER
AMOUNT OF PURCHASE    OF OFFERING PRICE   OF AMOUNT INVESTED   COMMISSION
--------------------------------------------------------------------------
less than $50,000                  3.00%                3.09%        2.25%
50,000 to $99,999                  2.75                 2.83         2.00
100,000 to $249,999                2.25                 2.30         1.75
250,000 to $499,999                1.75                 1.78         1.50
500,000 to $999,999                1.50                 1.52         1.25
1 million or more                  None                 None         None

In addition to the dealer commissions for Class A shares that are described above, GDSI, the Funds' distributor, is authorized from time to time to enter into other special compensation arrangements with dealers. Such arrangements may be discontinued at any time at the discretion of GDSI.

CLASS  D  SHARES  OF  THE  FUNDS

                           SALES CHARGE AS %    SALES CHARGE AS %     DEALER
AMOUNT OF PURCHASE         OF OFFERING PRICE   OF AMOUNT INVESTED   COMMISSION
-------------------------------------------------------------------------------
less than $50,000                       4.50%                4.71%        4.00%
50,000 to $99,999                       4.00                 4.17         3.50
100,000 to $249,999                     3.00                 3.09         2.50
250,000 to $499,999                     2.50                 2.56         1.75
500,000 to $999,999                     2.00                 2.04         1.25
1 million to $24,999,999                0.50                 0.50         0.50
25 million or more                      None                 None         None

CLASS  C  AND  CLASS  Y  SALES  CHARGES  AND  APPLICABLE  SALES  WAIVERS

Sales of Class C and Class Y shares will be charged a front-end sales charge of 1.00% of the offering price (1.01% of the amount invested). Both the front-end sales charge and the CDSC applicable to Class C and Class Y shares will be waived for sales to retirement plans offered by Nationwide Trust Company. In addition, the front-end sales charge applicable to Class C and Class Y shares will be waived for any person purchasing through an account with an unaffiliated brokerage firm that has an agreement with the Distributor to waive the front-end sales charges for those persons. The front-end sales charge applicable to Class C shares also will be waived for any person who previously owned Class C shares of the Montgomery Global Opportunities Fund, Montgomery Global Focus Fund, or Montgomery Partners Long-Short Equity Plus Fund.

NET  ASSET  VALUE  PURCHASE  PRIVILEGE  (CLASS  A  AND  D  SHARES  ONLY)*

     The sales charge applicable to Class A and D shares may be waived for the following purchases due to the reduced marketing effort required by the Trust's distributor:

(1)  shares  sold  to other registered investment companies affiliated with GGI,

                                      118
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(2)  shares  sold:

     (a) to any pension, profit sharing, or other employee benefit plan for the employees of GGI, any of its affiliated companies, or investment advisory clients and their affiliates;
     (b)  to  any  endowment  or  non-profit  organization;
     (c) to any pension, profit sharing, or deferred compensation plan which is qualified under Sections 401(a), 403(b) or 457 of the Internal Revenue Code of 1986 as amended;
     (d) to any life insurance company separate account registered as a unit investment trust;

(3)  for  Class  D  shares  and  Class  A  shares:
     (a) to Trustees and retired Trustees of the Trust (including its predecessor Trusts) and to Directors and retired Directors of Gartmore Mutual Funds II, Inc.;
     (b) to directors, officers, full-time employees, sales representatives and their employees, and retired directors, officers, employees, and sale representatives, their spouses, children or immediate relatives (immediate relatives include mother, father, brothers, sisters, grandparents, grandchildren, ("Immediate Relatives")), and Immediate Relatives of deceased employees of any member of the Nationwide Insurance and Nationwide Financial companies, or any investment advisory clients of GMF and its affiliates;
     (c) to directors, officers, and full-time employees, their spouses, children or Immediate Relatives and Immediate Relatives of deceased employees of any sponsor group which may be affiliated with the Nationwide Insurance or Nationwide Financial companies from time to time, which include but are not limited to Farmland Industries, Inc., Maryland Farm Bureau, Inc., Ohio Farm Bureau Federation, Inc., Pennsylvania Farm Bureau, California Farm Bureau Federation, CHS
          Cooperatives  and  Southern  States  Cooperative,  Inc.;
     (d) to any qualified pension or profit sharing plan established by a Nationwide sales representative for himself/herself and his/her employees;
     (e) to any person who pays for the shares with the proceeds of one of the following sales:
          -    Sales  of  non-Gartmore  mutual  fund  shares
          - Sales of Class D shares of a Fund if the new fund purchased does not have Class D shares and Class A shares are purchased instead
          - Sales of Class A shares of another Fund or the Gartmore Focus Fund (each a "Gartmore Fund") when they purchase Class D shares with the proceeds (this waiver only applies for purchasers eligible to purchase Class D shares)

          To qualify, you must have paid an initial sales charge or CDSC on the shares sold. You must purchase the new shares within 60 days of the redemption, and you must request the waiver when you purchase the new shares (the Funds may require evidence that you qualify for this waiver). (Class A and D shares for those Funds which have Class D shares).

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(4)  Class  A  shares  sold:
     (a) to any person purchasing through an account with an unaffiliated brokerage firm having an agreement with the Trust's distributor to waive sales charges for those persons;
     (b) to any directors, officers, full-time employees, sales representatives and their employees or any investment advisory clients of a broker-dealer having a dealer/selling agreement with the Trust's distributor;
     (c) to employer-sponsored retirement plans including pension, profit sharing or deferred compensation plans which are qualified under Sections 401(a), 403(b) or 457 of the Internal Revenue Code.
     (d) to any person who previously owned Class R shares of the Montgomery Global Opportunities Fund, Montgomery Global Focus Fund, or Montgomery Partners Equity Plus Fund

* Only provision 3(e) applies to the Class A shares of the Gartmore Morley Capital Accumulation Fund. Within the special class structure of the Gartmore Morley Capital Accumulation Fund, shareholders who would be eligible to purchase Class A shares without a front-end sales charge because they fall into the other categories listed above will purchase shares of other classes of the Gartmore Morley Capital Accumulation Fund (each of these other classes has no front-end sales charge). See the Gartmore Morley Capital Accumulation Fund's prospectus for more information

REDUCTION  OF  CLASS  A  AND  CLASS  D  SALES  CHARGES

Shareholders can reduce or eliminate Class A and Class D shares' initial sales charge through one or more of the discounts described below:

- AN INCREASE IN THE AMOUNT OF YOUR INVESTMENT. The above tables show how the sales charge decreases as the amount of your investment increases.
- FAMILY MEMBER DISCOUNT. Members of your family who live at the same address can combine investments in the Gartmore Funds (except purchases of the Gartmore Money Market Fund), possibly reducing the sales charge.
- LIFETIME ADDITIONAL DISCOUNT. You can add the value of any of the Gartmore Funds' Class A and Class D shares you already own (except the Gartmore Money Market Fund) with the value of the shares you are purchasing, which may reduce the applicable sales charge.
- INSURANCE PROCEEDS OR BENEFITS DISCOUNT PRIVILEGE. If you use the proceeds of an insurance policy issued by any member of Nationwide Insurance to purchase Class A or Class D shares, you will pay one half of the published sales charge if you make your investment 60 days after receiving the proceeds.
- NO SALES CHARGE ON A REPURCHASE. If you sell Fund shares from your account, we allow you a one-time privilege to reinvest some or all of the proceeds in shares of the same class. You will not pay a sales charge on Class A and Class D shares that you buy within 30 days of selling Class A or Class D shares of an equal or greater amount if you have already paid a sales charge. Remember, if you realize a gain or a loss on your sale of shares, the transaction is taxable and reinvestment will not affect the amount of capital gains tax that is due. If you realize a loss on your sale and you reinvest, some or all of the loss may not be allowed as a tax deduction depending on the amount you reinvest.

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- LETTER OF INTENT DISCOUNT. State in writing that during a 13-month period you or a group of family embers who live at the same address will purchase or hold at least $50,000 in Class A or Class D shares (excluding the Gartmore Money Market Fund) and your sales charge will be based on the total amount you intend to invest. The letter may be backdated up to 90 days to include previous purchases for determining your sales charge. Your Letter of Intent is not a binding obligation to buy shares of the Fund; it is merely a statement of intent. Call 1-800-848-0920 for more information.

CLASS  B  AND  CLASS  X  SHARES  OF  THE  FUNDS  AND  CDSC

     GDSI compensates broker-dealers and financial intermediaries for sales of Class B or Class X shares from its own resources at the rate of 4.00% of such sales. A CDSC, payable to the Trust's distributor, will be imposed on any redemption of Class B or Class X shares which causes the current value of your account to fall below the total amount of all purchases made during the preceding six years. The CDSC is never imposed on dividends, whether paid in cash or reinvested, or on appreciation over the initial purchase price. The CDSC applies only to the lesser of the original investment or current market value.

     Where the CDSC is imposed, the amount of the CDSC will depend on the number of years since you made the purchase payment from which an amount is being redeemed, according to the following table:

                                      CDSC ON SHARES
YEARS OF AFTER PURCHASE                 BEING SOLD
----------------------------------------------------
First                                     5.00%
Second                                    4.00%
Third                                     3.00%
Fourth                                    3.00%
Fifth                                     2.00%
Sixth                                     1.00%
Seventh and following                     0.00%

     For purposes of calculating the CDSC, it is assumed that the oldest Class B or Class X shares, as the case may be, remaining in your account will be sold first.

     For the daily dividend Funds your money will earn daily dividends through the date of liquidation. If you redeem all of your shares in one of these Funds, you will receive a check representing the value of your account, less any applicable CDSC calculated as of the date of your withdrawal, plus all daily dividends credited to your account through the date of withdrawal.

CONVERSION  FEATURES  FOR  CLASS  B  AND  CLASS  X  SHARES

     Class B and Class X shares which have been outstanding for seven years will automatically convert to Class A shares in the next month following the seventh anniversary of the date on which such Class B or Class X shares were purchased. Such conversion will be on the basis of the relative net asset values of the two classes, without the imposition of a sales charge or other charge except that the lower 12b-1 fee applicable to Class A shares shall thereafter be applied to such converted shares. Because the per share net asset value of the Class A shares may be higher than that of the Class B or Class X shares at the time of the conversion, a shareholder may receive fewer Class A shares than the number of Class B or Class X shares converted, although the dollar value of the amount converted will be the same. Reinvestments of dividends and distributions in Class B or Class X shares will not be considered a new purchase for purposes of the conversion feature and will convert to Class A shares in the same proportion as the number of the shareholder's Class B or Class X shares converting to Class A shares bears to the shareholder's total Class B or Class X shares not acquired through dividends and distributions.

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     If you effect one or more exchanges among Class B shares of the Funds (or from Class X shares of the Gartmore Bond Fund, Gartmore Tax-Free Income Fund and Gartmore Government Bond Fund [the "Fixed Income Funds"] to Class B shares of another Fund) during the seven-year period, the holding period for shares so exchanged will be counted toward such period. If you exchange Class B or Class X shares into the Prime Shares of the Gartmore Money Market Fund for a period of time, the conversion aging period will be stopped during the time period when shares are exchanged into the Money Market Fund.

CLASS  A  FINDERS'  FEE  AND  CORRESPONDING  CDSC

     Beginning March 1, 2003, there are no front-end sales charges for purchases of Class A shares of the Funds of $1 million or more. An investor may purchase $1 million or more of Class A shares in one or more of the Gartmore Funds and avoid the front-end sales charge. Family Member Discounts, Lifetime Additional Discounts and Letter of Intent Discounts are also applicable. However, unless an investor is otherwise eligible to purchase Class A shares without a sales charge, the investor will pay a CDSC if he or she redeems any Class A shares within 18 months of the date of purchase (24 months for Gartmore Morley Capital Appreciation Fund). With respect to such purchases, the Distributor may pay dealers a finders' fee (as described below) on investments made in Class A shares with no initial sales charge. The CDSC covers the finder's fee paid by the Distributor to the selling dealer. For the selling dealer to be eligible for the finders' fee, the following requirements apply:

     - The purchase can be made in any combination of the Funds. The amount of the finder's fee will be determined based on the particular combination of the Funds purchased. The applicable finder's fee will be determined on a pro rata basis to the purchase of each particular Fund.

     - The shareholder will be subject to a CDSC for shares redeemed in any redemption within the first 18 months of purchase (24 months for Gartmore Morley Capital Appreciation Fund).

     The CDSC will equal the amount of the finder's fee paid out to the dealer as described in the chart below. The applicable CDSC will be determined on a pro rata basis according to the amount of the redemption from each particular Fund. The Class A CDSC will not exceed the aggregate amount of the finder's fee the Distributor paid to the selling dealer on all purchases of Class A shares of all Funds an investor made that were subject to the Class A CDSC.

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AMOUNT  OF  FINDER'S  FEE/CONTINGENT  DEFERRED  SALES  CHARGE

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                                                              AMOUNT OF - PURCHASE
                                                 --------------------------------------------
                                                 $1 MILLION TO   $4 MILLION TO   $25 MILLION
FUNDS PURCHASED                                    $3,999,999     $24,999,999      OR MORE
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Gartmore International Growth Fund, Gartmore
Emerging Markets Fund, Gartmore Global
Technology and Communications Fund, Gartmore
Global Financial Services Fund, Gartmore Global
Utilities Fund, Gartmore Global Health Sciences
Fund, Gartmore Nationwide Leaders Fund,
Gartmore U.S. Growth Leaders, Gartmore
Worldwide Leaders Fund, Gartmore Millennium
Growth Fund, Gartmore Value Opportunities Fund,
Gartmore Micro Cap Equity Fund, Gartmore Long-
Short Equity Plus Fund and Gartmore Principal
Protected Fund                                            1.00%           0.50%         0.25%
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Gartmore Convertible Fund, Gartmore Nationwide
Fund, Gartmore Growth Fund, Gartmore Large Cap
Value Fund, Gartmore Mid Cap Growth Fund and
Nationwide Small Cap Fund.                                0.50%           0.50%         0.25%
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Nationwide S&P 500 Index Fund, Nationwide
Small Cap Index Fund, Nationwide Mid Cap
Market Index Fund, Nationwide International
Index Fund and Nationwide Bond Index Fund                 None            None          None
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Investor Destination Series Funds                         0.15%           0.10%         0.05%
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Gartmore High Yield Bond Fund, Gartmore
Bond Fund, Gartmore Government Bond Fund
and Gartmore Tax-Free Income Fund                         0.75%           0.50%         0.25%
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Gartmore Morley Enhanced Income Fund                      0.50%           0.25%         0.15%
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Gartmore Morley Capital Accumulation Fund                 0.35%           0.25%         0.15%
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CDSC  FOR  CLASS  C  SHARES

     You will pay a CDSC of 1.00% if you sell your Class C shares within the first year after you purchased the shares. The Trust's distributor compensates broker-dealers and financial intermediaries for sales of Class C shares from the front-end sales charges and its own resources at the rate of 1.85% of sales of Class C shares of the Gartmore Bond Fund, Gartmore Tax-Free Income Fund, Gartmore Money Market Fund and Gartmore Government Bond Fund and at the rate of 2.00% of sales of Class C shares of the remaining Funds having Class C shares.

CLASS  X  AND  CLASS  Y  SHARES  (THE  FIXED  INCOME  FUNDS)

     If you owned Class B or Class C shares of the Fixed Income Funds on September 1, 2003, your shares were redesignated as Class X or Class Y shares, respectively. Class X and Class Y shares of the Fixed Income Funds retain the same fee and expense structure as the formerly designated Class B and Class C shares. Class X and Class Y shares of a Fixed Income Fund are not offered to the public and may only be purchased by existing Class X or Class Y shareholders (former Class B and Class C shareholders, respectively) of that Fixed Income Fund as a subsequent purchase or through the reinvestment of dividends and/or income. Specifically, only Class X shareholders of a particular Fixed Income Fund will be permitted to purchase additional Class X shares of that Fixed Income Fund, and only Class Y shareholders of a Fixed Income Fund will be permitted to purchase additional Class Y shares of that Fixed Income Fund. To make a subsequent purchase you must purchase through the same account and in the same capacity. If you sell or exchange all of your Class X or Class Y shares of a Fixed Income Fund, you may not purchase Class X or Class Y shares, respectively, of the Fixed Income Fund in the future.

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CLASS  R  SHARES

     Class R shares generally are available only to 401(k) plans, 457 plans, employer sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans, non-qualified deferred compensation plans and other retirement accounts (collectively, "retirement plans") whereby the retirement plan or the retirement plan's financial service firm has an agreement with GDSI to utilize Class R shares in certain investment products or programs. Class R shares are generally available to small and mid sized retirement plans having at least $1 million in assets. In addition, Class R shares also are generally available only to retirement plans where Class R shares are held on the books of the Funds through omnibus accounts (either at the plan level or at the level of the financial service firm) and where the plans are introduced by an intermediary, such as a broker, third party administrator, registered investment adviser or other retirement plan service provider. Class R shares are not available to retail or institutional non-retirement accounts, traditional and Roth IRAs, Coverdell Education Savings Accounts, SEPs, SAR-SEPs, SIMPLE IRAs, or individual 403(b) plans, or through 529 Plan accounts.

     A retirement plan's intermediaries can help determine which class is appropriate for that retirement plan. If a retirement plan qualifies to purchase other shares of a Fund, one of these other classes may be more appropriate than Class R shares. Specifically if a retirement plan eligible to purchase Class R shares is otherwise qualified to purchase Class A shares at net asset value or at a reduced sales charge or to purchase Institutional Service Class, Institutional Class or Service Class shares, one of these classes may be selected where the retirement plan does not require the distribution and administrative support services typically required by Class R share investors and/or the retirement plan's intermediaries have elected to forgo the level of compensation that Class R shares provide. Plan fiduciaries should consider their obligations under ERISA in determining which class is an appropriate investment for a retirement plan. A retirement plan's intermediaries may receive different compensation depending upon which class is chosen.

REDEMPTIONS

     A Fund may delay forwarding redemption proceeds for up to seven days if the investor redeeming shares is engaged in excessive trading, or if the amount of the redemption request otherwise would be disruptive to efficient portfolio management, or would adversely affect the Fund. Certain Funds may also assess redemption fees on shares held less than 90 days (30 days for the Gartmore U.S. Growth Leaders Fund and Gartmore Nationwide Leaders Fund). Those fees are 1.50% or 2.00% of the total redemption amount depending on the Fund and are paid directly to the appropriate fund to offset brokerage commissions, market impact and other costs associated with short-term trading of Fund shares. For a list of the Funds imposing such fees, see "Exchanges Among Funds" below.

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IN  KIND  REDEMPTIONS

     The Funds generally plan to redeem their shares for cash with the following exceptions. The Gartmore Morley Capital Accumulation Fund has elected to redeem shares with respect to any one shareholder during any 90-day period solely in cash up to the lesser of $250,000 or 1% of the NAV of the Fund at the beginning of the period. Additionally, it intends to redeem shares in cash for any requests of up to $1,000,000. See "Redemption of Shares of the Gartmore Morley Capital Accumulation Fund - Redemption in Kind" below for more information.

     As described in their respective Prospectuses, each Fund reserves the right, in circumstances where in its sole discretion it determines that cash redemption payments would be undesirable, to honor any redemption request by transferring some of the securities held by the Fund directly to you. The Trust's Board of Trustees has adopted procedures for redemptions in-kind to affiliated persons of a Fund. Affiliated persons of a Fund include shareholders who are affiliates of a Fund's investment adviser and shareholders of a Fund owning 5% or more of the outstanding shares of that Fund. These procedures provide that a redemption in-kind shall be effected at approximately the affiliated shareholder's proportionate share of the distributing Fund's current net assets, and they are designed so that redemptions will not favor the affiliated shareholder to the detriment of any other shareholder. The procedures also require that the distributed securities be valued in the same manner as they are valued for purposes of computing the distributing Fund's net asset value and that neither the affiliated shareholder nor any other party with the ability and pecuniary incentive to influence the redemption in-kind selects, or influences the selection of, the distributed securities. Use of the redemption in-kind procedures will allow a Fund to avoid having to sell significant portfolio assets to raise cash to meet the shareholder's redemption request - thus limiting the potential adverse effect on the distributing Fund's net asset value per share.

REDEMPTION  OF  SHARES  OF  THE  GARTMORE  MORLEY  CAPITAL  ACCUMULATION  FUND

OTHER REDEMPTION REQUIREMENTS. Redemption requests for Service Class and Institutional Class Shares from Plans with more than $1,000,000 in the Fund and which represent a withdrawal of 5% or more of a Plan's assets on any business day must include or be preceded by the following information: (i) the Plan name;
(ii) a listing of the Plan trustee(s); (iii) copies of Plan documents or summaries which describe the investment options available to and restrictions imposed upon Plan participants; (iv) a listing of the allocation of Plan assets across available investment options; (v) for the three year period immediately preceding the withdrawal, a monthly summary of cash flow activity for the investment option in which the Shares are included, detailing contribution and benefit payment amount and amounts transferred to and from other investment options; and (vi) in the case of Plans subject to ERISA, identification of a "Qualified Professional Asset Manager" within the meaning of Department of Labor Prohibited Transaction Class Exemption 84-14 (March 8, 1984). The Fund may waive these requirements under some circumstances. For purposes of this paragraph, "Plans" include employee benefit plans qualified under Section 401(a) of the Internal Revenue Code, "governmental plans" as defined in Section 414(d) of the Code, eligible deferred compensation plans as defined in Section 457 of the Code, and employee benefit plans qualifying under Section 403(b) of the Code.

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     REDEMPTION FEES. Generally, redemption requests on all Shares will be subject to a 2% redemption fee when the Trigger is "active." The redemption fee will be retained by the Fund to help minimize the impact the redemptions may have on Fund performance and to support administrative costs associated with redemptions from the Fund. Additionally, the redemption fee may discourage market timing by those shareholders initiating redemptions to take advantage of short-term movements in interest rates.

     The Trigger is active on any day that, as of two business days prior, the "Gross Annual Effective Yield of the Fund" is less than the current yield on the Dealer Commercial Paper (90-day) Index. Once activated, the Trigger will become inactive on any day than, as of two business days prior, the Gross Annual Effective Yield of the Fund is greater than the current yield of the Dealer Commercial Paper (90-day) Index plus 0.25%. The Fund will rely on the Dealer
Commercial Paper (90-day) Index found daily on the front page of the Money and Investing section of THE WALL STREET JOURNAL. If the Dealer Commercial Paper (90-day) Index is not available in THE WALL STREET JOURNAL, the Fund may use alternative sources of information for 90-day dealer commercial paper rates.

     Redemptions of Service Class or Institutional Class Shares by participants in a Plan and Contract owners for reasons of death, disability, retirement, employment termination, loans, hardship, and other Plan permitted withdrawals and investment transfers to non-Competing Funds (each, a "Benefit Responsive Payment Event") are not subject to a redemption fee. All other redemptions of Shares are subject to a 2% redemption fee, payable to the Fund when the Trigger is active.

                                     EXAMPLE

An IRA Class or Class A shareholder decides to redeem shares in the amount of $5,000 from the Fund on October 15th. Assume that as of October 13th the current yield on the Dealer Commercial Paper (90-day) Index is 7.2% and the Gross Annual Effective Yield of the Fund is 7.0%. Because the Gross Annual Effective Yield of the Fund is less than the current yield on the Dealer Commercial Paper (90-day) Index the Trigger is active, and the shareholder will receive net proceeds of $4,900 for the redemption. The Trigger will remain active until two business days after the Gross Annual Effective Yield of the Fund exceeds the current yield on the Dealer Commercial Paper (90-day) Index by 0.25%.

     The "Gross Annual Effective Yield of the Fund" is a measure of one day's investment income (before deduction for fees and expenses) expressed as an annual compounded yield. It is calculated on each business day based on the dividend declared for the previous day as follows:

      [((1 + Previous Day's Gross Dividend Factor) 365) -1]/[NAV per Share]

     Information on the Trigger and the Gross Annual Effective Yield of the Fund can be obtained by calling 1-800-848-0920.

     The Fund reserves the right to modify its redemption fee and waiver policy in whole or in part for certain shareholders upon 30 days written notice to such shareholders.

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     REDEMPTION IN KIND. In certain circumstances, the Fund reserves the right to honor a redemption request by making payment in whole or in part in securities or securities and wrap contracts, selected solely at the discretion of GMCM. The Fund will always redeem shares in cash for redemption requests up to the lesser of $250,000 or 1% of the net asset value of the Fund pursuant to an election made by the Fund and filed with the SEC. In addition, the Fund does not intend to do an in-kind redemption for any redemption requests of less than $1,000,000. The Fund does not anticipate exercising its right to redeem in-kind except in extraordinary circumstances as determined by the Fund and never if a request for redemption is received in connection with a Benefit Responsive Payment Event or for redemption of IRA Class Shares.

     To the extent a payment in kind is made with securities, you may incur transaction expenses in holding and disposing of the securities. Therefore, in receiving securities you may incur costs that may exceed your share of the operating expenses incurred by the Fund. In addition, wrap contracts assigned to you as a payment in kind are illiquid and will require you to pay fees directly to the Wrap Provider rather than through the Fund. Further, a wrap contract may contain restrictions on the securities subject to such Agreement, including, but not limited to the types, maturities, duration and credit quality of each security. Therefore, to obtain the benefits of a wrap contract, you may not be able to freely trade the securities underlying the Agreement. Also, wrap contracts assigned to you will not provide protection against the credit risk associated with the issuer of any Underlying Assets (see "Specific Risks of Wrap Contracts").

     To the extent that any such payment in kind includes a wrap contract, the Fund will assign a portion of one or more wrap contracts to you. The economic terms and conditions of each assigned wrap contract will be substantially similar to the wrap contracts held by the Fund. By purchasing shares in the Fund, you agree to accept an assignment of a wrap contract as part of an in-kind redemption, provided that at the time of the redemption payment such assignment would not violate applicable law.

     A Wrap Provider, prior to the assignment of a wrap contract to a Service Class or Institutional Class shareholder, may require you to represent and warrant that such assignment does not violate any applicable laws. Moreover, the Wrap Provider may require you to obtain at your own expense the services of a qualified professional asset manager acceptable to the Wrap Provider to manage the securities distributed in kind in conformity with the wrap contract provisions. In the event a wrap contract cannot be assigned to you, the Fund in its discretion may satisfy the redemption request through (a) a cash payment,
(b) a redemption in-kind consisting entirely of securities, or (c) a combination of cash and securities.

     In the event a redemption is made in kind with a wrap contract, the Fund will incur costs in obtaining such wrap contract and assigning it the shareholder. The Fund will examine the costs and benefits of obtaining a wrap contract in making a determination to incur such costs. Typically, these costs should not exceed $5,000 per issuance.

SIGNATURE GUARANTEE -- CLASS A, CLASS B, CLASS C, CLASS D, CLASS X AND CLASS Y SHARES OF A FUND AND IRA CLASS SHARES (FOR GARTMORE MORLEY CAPITAL ACCUMULATION
FUND)

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     A signature guarantee is required if: (1) your account address has changed within the last 10 business days; (2) the redemption check is made payable to anyone other than the registered shareholder; (3) the proceeds are sent to a bank account not previously designated or changed within the past 10 business days; (4) proceeds are mailed to an address other than the address of record; or
(5) the redemption proceeds are being wired to bank for which instructions are currently not on your account. The Trust's distributor reserves the right to require a signature guarantee in other circumstances, without notice. Based on the circumstances of each transaction, the Trust's distributor reserves the right to require that your signature be guaranteed by an authorized agent of an "eligible guarantor institution," which includes, but is not limited to, certain banks, credit unions, savings associations, and member firms of national securities exchanges. A signature guarantee is designed to protect the shareholder by helping to prevent an unauthorized person from redeeming shares and obtaining the proceeds. A notary public is not an acceptable guarantor. In certain special cases (such as corporate or fiduciary registrations), additional legal documents may be required to ensure proper authorizations. If the Trust's distributor decides to require signature guarantees in all circumstances, shareholders will be notified in writing prior to implementation of the policy.

ACCOUNTS  WITH  LOW  BALANCES  - CLASS A, CLASS B, CLASS C, CLASS D, CLASS X AND
CLASS Y SHARES OF A FUND AND IRA CLASS SHARES (FOR GARTMORE MORLEY CAPITAL ACCUMULATION FUND)

     If  the  value  of your account holding Class A, Class B, Class C, Class D,
Class X or Class Y shares of a Fund (or IRA shares of the Morley Capital Accumulation Fund) falls below $2,000 ($1,000 for IRA accounts) for any reason, including market fluctuation, we reserve the right to charge a $5 quarterly fee, which is deposited into the Fund to offset the expenses of small accounts. We will sell shares from your account quarterly to cover the fee.

     We reserve the right to sell the rest of your shares and close your account if you make a sale that reduces the value of your account to less than $2,000 ($1,000 for IRA accounts). Before the account is closed, we will give you notice and allow you 60 days to purchase additional shares to avoid this action. We do this because of the high cost of maintaining small accounts.

     For  additional  information  on  selling  your  shares,  call our Customer
Service  line  at  1-800-848-0920  or  contact  your  sales  representative.

                               VALUATION OF SHARES

     The net asset value per share for each Fund is determined as of the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern Time) on each day that the Exchange is open and on such other days as the Board of Trustees determines (the "Valuation Time"). However, to the extent that a Fund's investments are traded in markets that are open when the New York Stock Exchange is closed, the value of the Fund's investments may change on days when shares cannot be purchased or redeemed.

     The Funds will not compute net asset value on customary business holidays, including New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

     The net asset value per share of a class is computed by adding the value of all securities and other assets in a Fund's portfolio allocable to such class, deducting any liabilities allocable to such class and any other liabilities charged directly to that class and dividing by the number of shares outstanding in such class.

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     Securities for which market quotations are readily available are valued at current market value as of Valuation Time. Valuation Time will be as of the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern time). Equity securities are valued at the last quoted sale price, or if there is no sale price, the last quoted bid price provided by an independent pricing service approved by the Board of Trustees. Prices are taken from the primary market or exchange in which each security trades.

     Debt and other fixed income securities (other than short-term obligations) are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations provided by an independent pricing service, the use of which has been approved by the Funds' Board of Trustees. Short term debt securities such as commercial paper and U.S. treasury bills, having a remaining maturity of 60 days or less are considered to be "short time" and are valued at amortized cost which approximates market value. The pricing service activities and results are reviewed by an officer of the Fund.

     Securities for which market quotations are not readily available, or for which an independent pricing service does not provide a value or provides a value that does not represent fair value in the judgement of the Funds' investment adviser or designee, are valued at fair value under procedures approved by the Funds' Board of Trustees.

     The value of portfolio securities in the Money Market Fund is determined on the basis of the amortized cost method of valuation in accordance with Rule 2a-7 of the 1940 Act. This involves valuing a security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the instrument.

     The Trustees have adopted procedures whereby the extent of deviation, if any, of the current net asset value per share calculated using available market quotations from the Money Market Fund's amortized cost price per share, will be determined at such intervals as the Trustees deem appropriate and are reasonable in light of current market conditions. In the event such deviation from the Money Market Fund's amortized cost price per share exceeds of 1 percent, the Trustees will consider appropriate action to eliminate or reduce to the extent reasonably practical such dilution or other unfair results which might include: reducing or withholding dividends; redeeming shares in kind; selling portfolio instruments prior to maturity to realize capital gains or losses to shorten the Fund's average portfolio maturity; or utilizing a net asset value per share as determined by using available market quotations.

     The Trustees, in supervising the Money Market Fund's operations and delegating special responsibilities involving portfolio management to GMF, have undertaken as a particular responsibility within their overall duty of care owed to the Money Market Fund's shareholders to assure to the extent reasonably practicable, taking into account current market conditions affecting the Fund's investment objectives, that the Money Market Fund's net asset value per share will not deviate from $1.

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     Pursuant to its objective of maintaining a stable net asset value per share, the Money Market Fund will only purchase investments with a remaining maturity of 397 days or less and will maintain a dollar weighted average portfolio maturity of 90 days or less.

INVESTOR  DESTINATIONS  FUNDS

     Shares of the Underlying Funds are valued at their respective net asset values as reported to GSA or its agent. Other assets of the Funds are valued at their current market value if market quotations are readily available. If market quotations are not available, or if GSA determines that the price of a security does not represent its fair value, these assets are valued at fair value in accordance with procedures adopted by the Board of Trustees.

                        SYSTEMATIC INVESTMENT STRATEGIES

     MONEY MARKET PLUS GROWTH - This strategy provides the security of principal that the Gartmore Money Market Fund offers plus the opportunity for greater long-term capital appreciation through reinvestment of dividends in one of the equity Funds.

     An initial investment of $5,000 or more is made in the Prime Shares of the Gartmore Money Market Fund, and monthly dividends are then automatically invested into one or more of the equity Funds chosen by you at such equity Fund's current offering price. Gartmore Money Market Plus Growth gives investors stability of principal through the Gartmore Money Market Fund's stable share price, and its portfolio of high quality, short-term money market investments. And the Gartmore Money Market Fund offers fast liquidity through unlimited free checking ($500 minimum), telephone redemption, or the Automated Voice Response system. NOTE: Gartmore Money Market Fund dividends reinvested into one of the equity Funds are subject to applicable sales charges.

     MONEY MARKET PLUS INCOME - This strategy provides the security of principal that the Gartmore Money Market Fund offers plus the opportunity for greater income by reinvesting dividends into one or more of the fixed income Funds.

     An initial investment of $5,000 or more is made in the Prime Shares of the Gartmore Money Market Fund and monthly dividends are then automatically reinvested into one of the fixed income Funds chosen by you at such Fund's current offering price.

     When short-term interest rates increase, Gartmore Money Market Fund dividends usually also rise. At the same time, share prices of the fixed income Funds generally decrease. So, with Money Market Plus Income, when you earn higher Gartmore Money Market Fund dividends, you can generally purchase more shares of one of the fixed income Funds at lower prices. Conversely, when interest rates and Gartmore Money Market Fund dividends decrease, the share prices of the fixed income Funds usually increase-you will automatically buy fewer shares of one of the fixed income Funds at higher prices. The Prime Shares of the Gartmore Money Market Fund provides investors with stability of principal, fast liquidity through unlimited free checking ($500 minimum), telephone redemption, or the Automated Voice Response system. NOTE: Gartmore Money Market Fund dividends reinvested into one of the fixed income Funds are subject to applicable sales charges.

     AUTOMATIC ASSET ACCUMULATION - This is a systematic investment strategy which combines automatic monthly transfers from your personal checking account to your mutual fund account with the concept of Dollar Cost Averaging. With this strategy, you invest a fixed amount monthly over an extended period of time, during both market highs and lows. Dollar Cost Averaging can allow you to achieve a favorable average share cost over time since your fixed monthly investment buys more shares when share prices fall during low markets, and fewer shares at higher prices during market highs. Although no formula can assure a profit or protect against loss in a declining market, systematic investing has proven a valuable investment strategy in the past.

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     Once you have opened an account with at least $1,000, you can contribute to an Automatic Asset Accumulation plan for as little as $50 a month in a Fund. Another way to take advantage of the benefits that Dollar Cost Averaging can offer is through the Money Market Plus Growth or Money Market Plus Income investor strategies.

     AUTOMATIC ASSET TRANSFER - This systematic investment plan allows you to transfer $25 or more to one Fund from another Fund systematically, monthly or quarterly, after Fund minimums have been met. The money is transferred on the 25th day of the month as selected or on the preceding business day. Dividends of any amount can be moved automatically from one Fund to another at the time they are paid. This strategy can provide investors with the benefits of Dollar Cost Averaging through an opportunity to achieve a favorable average share cost over time. With this plan, your fixed monthly or quarterly transfer from the Fund to any other Fund you select buys more shares when share prices fall during low markets and fewer shares at higher prices during market highs. Although no formula can assure a profit or protect against loss in a declining market, systematic investing has proven a valuable investment strategy in the past. For transfers from the Prime Shares of the Gartmore Money Market Fund to another Fund, sales charges may apply if not already paid.

     AUTOMATIC WITHDRAWAL PLAN ($50 OR MORE) - You may have checks for any fixed amount of $50 or more automatically sent bi-monthly, monthly, quarterly, three times/year, semi-annually or annually, to you (or anyone you designate) from your account.

     NOTE: If you are withdrawing more shares than your account receives in dividends, you will be decreasing your total shares owned, which will reduce your future dividend potential. In addition, an Automatic Withdrawal Plan for Class B shares will be subject to the applicable CDSC.

                               INVESTOR PRIVILEGES

     The Funds offer the following privileges to shareholders. Additional information may be obtained by calling GDSI toll free at 1-800-848-0920.

     NO SALES CHARGE ON REINVESTMENTS - All dividends and capital gains will be automatically reinvested free of charge in the form of additional shares within the same Fund and class or another specifically requested Fund (but the same class) unless you have chosen to receive them in cash on your application. Unless requested in writing by the shareholder, the Trust will not mail checks for dividends and capital gains of less than $5 but instead they will automatically be reinvested in the form of additional shares, and you will receive a confirmation.

     EXCHANGE PRIVILEGE - The exchange privilege is a convenient way to exchange shares from one Fund to another Fund in order to respond to changes in your goals or in market conditions. The registration of the account to which you are making an exchange must be exactly the same as that of the Fund account from which the exchange is made, and the amount you exchange must meet the applicable minimum investment of the Fund being purchased.

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EXCHANGES  AMONG  FUNDS

     Exchanges may be made among any of the Gartmore Funds within the same class of shares (except for Service, Institutional and IRA Class shares of the Gartmore Morley Capital Accumulation Fund, any other Fund not currently accepting purchase orders or Class X or Class Y shares of the Fixed Income Funds), so long as both accounts have the same owner, and your first purchase in the new Fund meets the new Fund's minimum investment requirement (and subject to the investor eligibility requirements for the Gartmore Morley Capital Accumulation Fund). Exchanges into the Gartmore Nationwide Principal Protected Fund are only permitted during the Offering and Post Guarantee Periods.

     Because Class R shares of the Funds are held within retirement plans, exchange privileges with other Class R shares of the Gartmore Funds may not be available unless the Class R shares of the other Gartmore Funds are also available within a plan. Please contact your retirement plan administrator for information on how to exchange your Class R shares within your retirement plan.

     Generally, there is no sales charge for exchanges of Class B, Class C, Class D, Class X, Class Y, Service Class, Institutional Service Class or Institutional Class shares. However, if your exchange involves certain Class A shares, you may have to pay the difference between the sales charges if a higher sales charge applies to the Fund into which you are exchanging. If you exchange your Class A shares of a Fund that are subject to a CDSC into another Gartmore Fund and then redeem those Class A shares within 18 months of the original purchase (24 months for Gartmore Morley Capital Appreciation Fund), the applicable CDSC will be the CDSC for the original Fund. If you exchange Prime Shares of the Gartmore Money Market Fund into another fund, you must pay the applicable sales charge, unless it has already been paid prior to an exchange into the Gartmore Money Market Fund ("Money Market Fund"). Exchanges into the Prime Shares of the Money Market Fund are only permitted from Class A, Class B, Class C,Class D, Class X, Class Y and Institutional Service Class shares of the other Gartmore Funds. If you exchange Class B, Class C, Class X or Class Y shares (or certain Class A shares subject to a CDSC) for Prime Shares of the Money Market Fund, the time you hold the shares in the Money Market Fund will not be counted for purposes of calculating any CDSC. As a result, if you then sell your Prime Shares of the Money Market Fund, you will pay the sales charge that would have been charged if the initial Class B, Class C, Class X or Class Y (or certain Class A) shares had been sold at the time they were originally exchanged into the Money Market Fund. If you exchange your Prime Shares of the Money Market Fund back into Class B or Class C (or certain Class A) shares, the time you held Class B, Class C, Class X or Class Y (or Class A) shares prior to the initial exchange into the Money Market Fund will be counted for purposes or calculating the CDSC. Class X shareholders of a Fixed Income Fund may exchange their shares for Class B shares of any of the Gartmore Funds currently accepting purchase orders and Class Y shareholders of a Fixed Income Fund may exchange their shares for Class C shares of any such Gartmore Fund. However, if you exchange out of Class X or Class Y shares of a Fixed Income Fund into Class B or Class C of another Gartmore Fund, respectively (or into Prime Shares of the Money Market Fund), you will not be permitted to exchange from Class B or Class C of the other Gartmore Fund (or Prime Shares of the Money Market Fund) back into Class X or Class Y shares of the original Fixed Income Fund. If you wish to purchase shares of a Fund or class for which the exchange privilege does not apply, you will pay any applicable CDSC at the time you redeem your shares and pay any applicable front-end load on the new Fund you are purchasing unless a sales charge waiver otherwise applies.

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     The Trust reserves the right to reject any exchange request it believes will increase transaction costs, or otherwise adversely affect other shareholders. Exchanges out of a Fund may be limited to 12 exchanges within a one year period or 1% of the Fund's NAV. In addition, each of the following Gartmore Funds may assess the fee listed below on the total value of shares that are redeemed from, or exchanged out of, that fund into another Gartmore Fund if you have held those shares for less than 90 days (30 days for the Gartmore U.S. Growth Leaders Fund, Gartmore Nationwide Leaders Fund or Gartmore Focus Fund):

FUND                                                 EXCHANGE FEE
-----------------------------------------------------------------
Gartmore Emerging Markets Fund                              2.00%
Gartmore International Growth Fund                          2.00%
Gartmore Global Health Sciences Fund                        2.00%
Gartmore Worldwide Leaders Fund                             2.00%
Gartmore Asia Pacific Leaders Fund                          2.00%
Gartmore European Leaders Fund                              2.00%
Gartmore Nationwide Leaders Fund                            2.00%
Gartmore Global Technology and Communications Fund          2.00%
Gartmore U.S. Growth Leaders Fund                           2.00%
Gartmore Global Financial Services Fund                     2.00%
Gartmore Global Utilities Fund                              2.00%
Gartmore Long-Short Equity Plus Fund                        2.00%
Gartmore Focus Fund                                         2.00%
Gartmore Millennium Growth Fund                             1.50%
Gartmore Value Opportunities Fund                           1.50%
Nationwide Small Cap Fund                                   1.50%
Gartmore Micro Cap Equity Fund                              1.50%
Gartmore Mid Cap Growth Fund                                1.50%

     The exchange fee is paid directly to the applicable fund and is designed to offset brokerage commissions, market impact and other costs associated with short-term trading of fund shares. For purposes of determining whether the exchange fee applies, the shares that were held the longest will be redeemed first. The exchange fee may not apply in certain circumstances, such as exchanges of shares held in certain omnibus accounts or retirement plans that cannot implement the exchange fee. The fee does not apply to shares purchased through reinvested dividends or capital gains.

EXCHANGES  MAY  BE  MADE  FOUR  CONVENIENT  WAYS:

BY  TELEPHONE

     AUTOMATED VOICE RESPONSE SYSTEM - You can automatically process exchanges for the Funds (except for the Gartmore Morley Capital Accumulation Fund and the Class X and Class Y shares of the Fixed Income Funds) by calling 1-800-848-0920, 24 hours a day, seven days a week. However, if you declined the option on the application, you will not have this automatic exchange privilege. This system also gives you quick, easy access to mutual fund information. Select from a menu of choices to conduct transactions and hear fund price information, mailing and wiring instructions as well as other mutual fund information. You must call our toll free number by the Valuation Time to receive that day's closing share price. The Valuation Time is the close of regular trading of the New York Stock Exchange, which is usually 4:00 p.m. Eastern Time.

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     CUSTOMER SERVICE LINE - By calling 1-800-848-0920, you may exchange shares by telephone. Requests may be made only by the account owner(s). You must call our toll free number by the Valuation Time to receive that day's closing share price.

     The Funds may record all instructions to exchange shares. The Funds reserve the right at any time without prior notice to suspend, limit or terminate the telephone exchange privilege or its use in any manner by any person or class.

     The Funds will employ the same procedure described under "Buying, Selling and Exchanging Fund Shares" in the Prospectus to confirm that the instructions are genuine.

     The Funds will not be liable for any loss, injury, damage, or expense as a result of acting upon instructions communicated by telephone reasonably believed to be genuine, and the Funds will be held harmless from any loss, claims or liability arising from its compliance with such instructions. These options are subject to the terms and conditions set forth in the Prospectus and all telephone transaction calls may be tape recorded. The Funds reserve the right to revoke this privilege at any time without notice to shareholders and request the redemption in writing, signed by all shareholders.

     BY MAIL OR FAX - Write or fax to Gartmore Funds, P.O. Box 182205, Columbus, Ohio 43218-2205 or FAX (614) 428-3278. Please be sure that your letter or facsimile is signed exactly as your account is registered and that your account number and the Fund from which you wish to make the exchange are included. For example, if your account is registered "John Doe and Mary Doe", "Joint Tenants With Right of Survivorship,' then both John and Mary must sign the exchange request. The exchange will be processed effective the date the signed letter or fax is received. Fax requests received after 4 p.m. Eastern Time will be processed as of the next business day. The Funds reserve the right to require the original document if you use the fax method.

     BY ON LINE ACCESS - Log on to our website www.gartmorefunds.com 24 hours a day, seven days a week, for easy access to your mutual fund accounts. Once you have reached the website, you will be instructed on how to select a password and perform transactions. You can choose to receive information on all of our funds as well as your own personal accounts. You may also perform transactions, such as purchases, redemptions and exchanges. The Funds may terminate the ability to buy Fund shares on its website at any time, in which case you may continue to exchange shares by mail, wire or telephone pursuant to the Prospectus.

     FREE CHECKING WRITING PRIVILEGE (PRIME SHARES OF THE GARTMORE MONEY MARKET FUND ONLY) - You may request a supply of free checks for your personal use and there is no monthly service fee. You may use them to make withdrawals of $500 or more from your account at any time. Your account will continue to earn daily income dividends until your check clears your account. There is no limit on the number of checks you may write. Cancelled checks will not be returned to you. However, your monthly statement will provide the check number, date and amount of each check written. You will also be able to obtain copies of cancelled checks, the first five free and $2.00 per copy thereafter, by contacting one of our service representatives at 1-800-848-0920.

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                                INVESTOR SERVICES

     AUTOMATED VOICE RESPONSE SYSTEM - Our toll free number 1-800-848-0920 will connect you 24 hours a day, seven days a week to the system. Through a selection of menu options, you can conduct transactions, hear fund price information, mailing and wiring instructions and other mutual fund information.

     TOLL FREE INFORMATION AND ASSISTANCE - Customer service representatives are available to answer questions regarding the Funds and your account(s) between the hours of 8 a.m. and 5 p.m. Eastern Time (Monday through Friday). Call toll free: 1-800-848-0920 or contact us at our FAX telephone number (614) 428-3278.

     RETIREMENT PLANS (NOT AVAILABLE WITH THE TAX-FREE INCOME FUND) - Shares of the Funds may be purchased for Self-Employed Retirement Plans, Individual Retirement Accounts (IRAs), Roth IRAs, Coverdale IRAs, Simplified Employee Pension Plans, Corporate Pension Plans, Profit Sharing Plans and Money Purchase Plans. For a free information kit, call 1-800-848-0920.

     SHAREHOLDER CONFIRMATIONS - You will receive a confirmation statement each time a requested transaction is processed. However, no confirmations are mailed on certain pre-authorized, systematic transactions. Instead, these will appear on your next consolidated statement.

     CONSOLIDATED STATEMENTS - Shareholders of the Funds, receive quarterly statements as of the end of March, June, September and December. Shareholders of the Money Market Fund will also receive monthly activity reports confirming any transactions. Please review your statement carefully and notify us immediately if there is a discrepancy or error in your account.

     For shareholders with multiple accounts, your consolidated statement will reflect all your current holdings in the Funds. Your accounts are consolidated by social security number and zip code. Accounts in your household under other social security numbers may be added to your statement at your request. Depending on which Funds you own, your consolidated statement will be sent either monthly or quarterly. Only transactions during the reporting period will be reflected on the statements. An annual summary statement reflecting all calendar-year transactions in all your Funds will be sent after year-end.

     AVERAGE COST STATEMENT - This statement may aid you in preparing your tax return and in reporting capital gains and losses to the IRS. If you redeemed any shares during the calendar year, a statement reflecting your taxable gain or loss for the calendar year (based on the average cost you paid for the redeemed shares) will be mailed to you following each year-end. Average cost can only be calculated on accounts opened on or after January 1, 1984. Fiduciary accounts and accounts with shares acquired by gift, inheritance, transfer, or by any means other than a purchase cannot be calculated.

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     Average cost is one of the IRS approved methods available to compute gains or losses. You may wish to consult a tax advisor on the other methods available. The average cost information will not be provided to the IRS. If you have any questions, contact one of our service representatives at 1-800-848-0920.

     SHAREHOLDER REPORTS - All shareholders will receive reports semi-annually detailing the financial operations of the funds.

     PROSPECTUSES - Updated prospectuses will be mailed to you at least annually.

     UNDELIVERABLE MAIL - If mail from the Funds to a shareholder is returned as undeliverable on three or more consecutive occasions, the Funds will not send any future mail to the shareholder unless it receives notification of a correct mailing address for the shareholder. Any dividends that would be payable by check to such shareholders will be reinvested in the shareholder's account until the Funds receives notification of the shareholder's correct mailing address.

                          FUND PERFORMANCE ADVERTISING

     Standardized yield and total return quotations will be compared separately for each class of shares. Because of differences in the fees and/or expenses borne by the various Classes of the Funds, the net yields and total returns on such class shares can be expected, at any given time, to differ from class to class for the same period.

CALCULATING  MONEY  MARKET  FUND  YIELD

     Any current Gartmore Money Market Fund yield quotations, subject to Rule 482 under the Securities Act, shall consist of a seven calendar day historical yield for each class, carried at least to the nearest hundredth of a percent. The yield shall be calculated by determining the change, excluding realized and unrealized gains and losses, in the value of a hypothetical pre-existing account in each class having a balance of one share at the beginning of the period, dividing the net change in account value by the value of the account at the beginning of the base period to obtain the base period return, and multiplying the base period return by 365/7 (or 366/7 during a leap year). For purposes of this calculation, the net change in account value reflects the value of additional shares purchased with dividends declared on both the original share and any such additional shares. The Fund's effective yield represents an annualization of the current seven day return with all dividends reinvested. The yields for each class will differ due to different fees and expenses charged on the class. As of April 30, 2003, the seven day current and effective yields for the Prime Shares of the Money Market Fund were 0.66% and 0.66%, respectively, and for the Service Class shares, were 0.59% and 0.59%, respectively, and for the Institutional Class shares, were 0.75% and 0.75%, respectively.

     The Gartmore Money Market Fund's yields will fluctuate daily. Actual yields will depend on factors such as the type of instruments in the Gartmore Money Market Fund's portfolio, portfolio quality and average maturity, changes in interest rates, and the Gartmore Money Market Fund's expenses.

     Although the Fund determines its yield for each class on the basis of a seven-calendar day period, it may use a different time span on occasion.

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There is no assurance that the yields quoted on any given occasion will remain in effect for any period of time and there is no guarantee that the net asset values will remain constant. It should be noted that a shareholder's investment in the Fund is not guaranteed or insured. Yields of other money market funds may not be comparable if a different base period or another method of calculation is used.

CALCULATING  YIELD  AND  TOTAL  RETURN

     The Funds may from time to time advertise historical performance, subject to Rule 482 under the Securities Act. An investor should keep in mind that any return or yield quoted represents past performance and is not a guarantee of future results. The investment return and principal value of investments will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

     BEFORE-TAX PERFORMANCE. Except for the Gartmore Money Market Fund and the Gartmore Morley Capital Accumulation Fund, all pre-tax performance advertisements shall include average annual total return quotations for the most recent one, five, and ten-year periods (or life if a Fund has been in operation less than one of the prescribed periods). Average annual total return represents redeemable value at the end of the quoted period. It is calculated in a uniform manner by dividing the ending redeemable value of a hypothetical initial payment of $1,000 minus the maximum sales charge, for a specified period of time, by the amount of the initial payment, assuming reinvestment of all dividends and distributions. In calculating the standard total returns for Class A and Class D shares, the current maximum applicable sales charge is deducted from the initial investment. For Class B and Class C shares, the payment of the applicable CDSC is applied to the investment result for the period shown; the maximum front-end load is also deducted from Class C shares. The one, five, and ten-year periods are calculated based on periods that end on the last day of the calendar quarter preceding the date on which an advertisement is submitted for publication.

     AFTER-TAX PERFORMANCE. All after-tax performance is calculated as described in the paragraph above and in addition, takes into account the effect of taxes. After-tax performance is presented using two methodologies. The first deducts taxes paid on distributions. The second deducts taxes paid on distributions and taxes paid upon redemption of fund shares. The calculation of taxes assumes the highest individual marginal federal income tax rates currently in effect. The tax rates correspond to the tax characteristics of the distributions (e.g., ordinary income rate for ordinary income, short-term capital gain distribution rate for short-term capital gain distributions, and long-term capital gain distribution rate for long-term capital gain distributions). State, local or federal alternative minimum taxes are not taken into account, the effect of phase outs of certain exemptions, deductions and credits at various income levels are also not taken into account. Tax rates may vary over the performance measurement period. After-tax returns are not relevant to investors who hold fund shares through tax-deferred arrangements such as qualified retirement plans. Actual after-tax returns depend on an investor's tax situation and may differ from those shown.

Standardized yield and total return quotations will be compared separately for each class of shares. Because of differences in the fees and/or expenses borne by each class of shares of the Funds, the net yields and total returns on each class can be expected, at any given time, to differ from class to class for the same period.

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     The uniformly calculated average annual total returns for each class of shares for the periods ended April 30, 2003 (and for the period ended June 30, 2003 for the Gartmore Long-Short Equity Plus Fund) were as follows (Average annual total returns for the Funds with Class R shares are included in a separate chart below.):

                            1 YEAR                     5 YEARS         10 YEARS OR LIFE OF FUND
-----------------------------------------------------------------------------------------------
                    CLASS    CLASS    CLASS    CLASS    CLASS    CLASS   CLASS   CLASS   CLASS
FUND                 A1       B1       C2       A1       B1       C2       A1      B1      C2
-----------------  -------  -------  -------  -------  -------  -------  ------  ------  ------
GARTMORE
MILLENNIUM
GROWTH FUND -
Before Taxes1      -26.39%  -26.25%  -23.91%  -12.74%  -12.92%  -12.17%   2.21%   2.25%   2.54%
-----------------  -------  -------  -------  -------  -------  -------  ------  ------  ------
GARTMORE
MILLENNIUM
GROWTH FUND -
After Taxes on
Distributions1     -26.39%  -26.25%  -23.91%  -13.89%  -14.10%  -13.33%   0.61%   0.65%   0.94%
-----------------  -------  -------  -------  -------  -------  -------  ------  ------  ------
GARTMORE
MILLENNIUM
GROWTH FUND -
After Taxes on
Distributions and
Sale of Shares1    -17.15%  -17.06%  -15.54%   -9.03%   -9.08%   -8.60%   2.17%   2.28%   2.47%
-----------------  -------  -------  -------  -------  -------  -------  ------  ------  ------
GARTMORE
GROWTH FUND -
Before Taxes1      -22.81%  -22.62%  -20.35%  -15.18%  -15.40%  -14.67%   0.86%   0.85%   1.16%
-----------------  -------  -------  -------  -------  -------  -------  ------  ------  ------
GARTMORE
GROWTH FUND -
After Taxes on
Distributions1     -22.81%  -22.62%  -20.35%  -16.69%  -16.95%  -16.20%  -1.11%  -1.13%  -0.81%
-----------------  -------  -------  -------  -------  -------  -------  ------  ------  ------
GARTMORE
GROWTH FUND -
After Taxes on
Distributions and
Sale of Shares1    -14.83%  -14.71%  -13.23%  -10.21%  -10.24%   -9.81%   1.30%   1.41%   1.60%
-----------------  -------  -------  -------  -------  -------  -------  ------  ------  ------
GARTMORE
NATIONWIDE
FUND -
Before Taxes1      -18.92%  -18.83%  -10.56%   -5.00%   -4.91%   -3.10%   8.40%   8.59%   7.00%
-----------------  -------  -------  -------  -------  -------  -------  ------  ------  ------
GARTMORE
NATIONWIDE
FUND -
After Taxes on
Distributions1     -19.12%  -18.85%  -16.24%   -6.78%   -6.56%   -4.30%   6.18%   6.45%   8.80%
-----------------  -------  -------  -------  -------  -------  -------  ------  ------  ------
GARTMORE
NATIONWIDE
FUND -
After Taxes on
Distributions and
Sale of Shares1    -12.32%  -12.24%  -16.27%   -3.67%   -3.49%   -6.08%   6.63%   6.88%   6.57%
-----------------  -------  -------  -------  -------  -------  -------  ------  ------  ------

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                            1 YEAR                   5 YEARS       10 YEARS OR LIFE OF FUND
-------------------------------------------------------------------------------------------
                            INSTITUTIONAL            INSTITUTIONAL           INSTITUTIONAL
                    CLASS      SERVICE       CLASS      SERVICE      CLASS      SERVICE
FUND                  D         CLASS3         D         CLASS3        D         CLASS3
-----------------  -------  --------------  -------  --------------  ------  --------------

GARTMORE
MILLENNIUM
GROWTH FUND -                                                                         2.49%
Before Taxes       -25.11%         -25.11%  -12.25%         -12.25%   2.49%
-----------------  -------  --------------  -------  --------------  ------
GARTMORE
MILLENNIUM
GROWTH FUND -
After Taxes on
Distributions      -25.11%         -25.11%  -13.41%         -13.41%   0.89%           0.89%
-----------------  -------  --------------  -------  --------------  ------  --------------
GARTMORE
MILLENNIUM
GROWTH FUND -
After Taxes on
Distributions and
Sale of Shares     -16.32%         -16.32%   -8.70%          -8.70%   2.38%           2.38%
-----------------  -------  --------------  -------  --------------  ------  --------------
GARTMORE
GROWTH FUND -
Before Taxes       -21.66%         -17.90%  -14.78%         -13.95%   1.09%           1.58%
-----------------  -------  --------------  -------  --------------  ------  --------------
GARTMORE
GROWTH FUND -
After Taxes on
Distributions      -21.66%         -17.90%  -16.30%         -15.50%  -0.88%          -0.40%
-----------------  -------  --------------  -------  --------------  ------  --------------
GARTMORE
GROWTH FUND -
After Taxes on
Distributions and
Sale of Shares     -14.08%         -11.63%   -9.94%          -9.37%   1.48%           1.88%
-----------------  -------  --------------  -------  --------------  ------  --------------
GARTMORE
NATIONWIDE
FUND -
Before Taxes       -17.59%         -13.68%   -4.59%          -3.70%   8.64%           9.14%
-----------------  -------  --------------  -------  --------------  ------  --------------
GARTMORE
NATIONWIDE
FUND -
After Taxes on
Distributions      -17.88%         -14.01%   -6.48%          -5.62%   6.35%           6.84%
-----------------  -------  --------------  -------  --------------  ------  --------------
GARTMORE
NATIONWIDE
FUND -
After Taxes on
Distributions and
Sale of Shares     -11.46%          -8.92%   -3.40%          -2.72%   6.80%           7.24%
-----------------  -------  --------------  -------  --------------  ------  --------------

1 These returns through May 11, 1998 are based on the performance of the Funds' predecessor funds, which was achieved prior to the creation of Class A and B shares and which is the same as the performance shown for Class D shares. Excluding the effect of any fee waivers or reimbursements, Class D shares' average annual total returns are similar to what Class A and Class B shares would have produced because Class A and Class B shares invest in the same portfolio of securities as Class D shares. The returns have been restated for sales charges but do not reflect the additional fees applicable to such shares; if these fees were reflected, the annual returns for Class A and Class B shares would have been lower.
2 These returns through May 11, 1998 are based on the performance of the Funds' predecessor funds which was achieved prior to the creation of Class C shares, and which is the same as the performance shown for the Class D shares. In addition, the performance of Class C shares for the period of May 11, 1998 through March 1, 2001, when Class C shares were implemented, is based on the performance of Class D shares. Excluding the effect of any fee waivers or reimbursements, Class D shares' average annual total returns are similar to what Class C shares would have produced because Class C shares invest in the same portfolio of securities as Class D shares. The returns have been restated for sales charges but do not reflect the additional fees applicable to such shares; if these fees were reflected, the annual returns for Class C shares would have been lower.
3 These returns through May 11, 1998 are based on the performance of the Funds' predecessor funds which was achieved prior to the creation of Institutional Service Class shares, and which is the same as the performance shown for the Class D shares. In addition, the performance of the Institutional Service Class shares for the Gartmore Growth Fund and the Gartmore Nationwide Fund for the period of May 11, 1998 through January 2, 2002, when the Institutional Service Class shares were implemented for these Funds, and the performance of the Institutional Service Class shares for the Gartmore Millennium Growth Fund for the period of May 11, 1998 through April 30, 2003, which is prior to the implementation of the Institutional Service Class shares for this Fund, are based on the performance of each Fund's Class D shares. Excluding the effect of any fee waivers or reimbursements, Class D shares' average annual total returns are similar to what Institutional Service Class shares would have produced because Institutional Service Class shares invest in, or will invest in, the same portfolio of securities as Class D shares, and, for the Gartmore Millennium Growth Fund, have similar expenses. For the Gartmore Growth Fund and the Gartmore Nationwide Fund, these returns do not reflect additional fees applicable to such shares; if these fees were reflected, the annual returns for Institutional Service Class shares would have been lower

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                                             1-YEAR
-------------------------------------------------------------------------------------
FUND                  CLASS A1   CLASS B2   CLASS C2   CLASS D   CLASS X3   CLASS Y3
--------------------  ---------  ---------  ---------  --------  ---------  ---------
GARTMORE BOND
FUND - Before
Taxes1                    5.48%      5.15%      8.08%     6.06%      5.15%      8.08%
--------------------  ---------  ---------  ---------  --------  ---------  ---------
GARTMORE BOND
FUND - After Taxes
on Distributions          3.52%      3.31%      6.27%     3.99%      3.31%      6.27%
--------------------  ---------  ---------  ---------  --------  ---------  ---------
GARTMORE BOND
FUND - After Taxes
on Distributions and
Sale of Shares            3.38%      3.18%      5.09%     3.75%      3.18%      5.09%
--------------------  ---------  ---------  ---------  --------  ---------  ---------
GARTMORE
TAX-FREE
INCOME FUND -
Before Taxes              2.30%      1.54%      4.64%     2.85%      1.54%      4.64%
--------------------  ---------  ---------  ---------  --------  ---------  ---------
GARTMORE
TAX-FREE
INCOME FUND -
After Taxes on
Distributions             2.30%      1.54%      4.64%     2.85%      1.54%      4.64%
--------------------  ---------  ---------  ---------  --------  ---------  ---------
GARTMORE
TAX-FREE
INCOME FUND -
After Taxes on
Distributions and
Sale of Shares            3.00%      2.37%      4.37%     3.46%      2.37%      4.37%
--------------------  ---------  ---------  ---------  --------  ---------  ---------
GARTMORE
GOVERNMENT
BOND FUND -
Before Taxes              4.81%      4.54%      7.41%     5.30%      4.54%      7.41%
--------------------  ---------  ---------  ---------  --------  ---------  ---------
GARTMORE
GOVERNMENT
BOND FUND -
After Taxes on
Distributions             2.83%      2.66%      5.55%     3.21%      2.66%      5.55%
--------------------  ---------  ---------  ---------  --------  ---------  ---------
GARTMORE
GOVERNMENT
BOND FUND -
After Taxes on
Distributions and
Sale of Shares            3.15%      3.00%      4.86%     3.46%      3.00%      4.86%
--------------------  ---------  ---------  ---------  --------  ---------  ---------

                                      140
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                                           5-YEARS
------------------------------------------------------------------------------------
FUND                 CLASS A1   CLASS B2   CLASS C2   CLASS D   CLASS X3   CLASS Y3
-------------------  ---------  ---------  ---------  --------  ---------  ---------

GARTMORE
BOND FUND
- Before
Taxes                    5.20%      5.30%      5.83%     5.51%      5.30%      5.83%
-------------------  ---------  ---------  ---------  --------  ---------  ---------
GARTMORE
BOND FUND
- After
Taxes on
Distributions            2.89%      3.19%      3.60%     3.11%      3.19%      3.60%
-------------------  ---------  ---------  ---------  --------  ---------  ---------
GARTMORE
BOND FUND
- After
Taxes on
Distributions
and Sale of
Shares                   2.97%      3.17%      3.53%     3.17%      3.17%      3.53%
-------------------  ---------  ---------  ---------  --------  ---------  ---------
GARTMORE
TAX-FREE
INCOME
FUND - Before Taxes      4.07%      4.12%      4.60%     4.38%      4.12%      4.60%
-------------------  ---------  ---------  ---------  --------  ---------  ---------
GARTMORE
TAX-FREE
INCOME
FUND - After
 Taxes on
Distributions            4.02%      4.07%      4.55%     4.34%      4.07%      4.55%
-------------------  ---------  ---------  ---------  --------  ---------  ---------
GARTMORE
TAX-FREE
INCOME
FUND - After
Taxes on
Distributions
and Sale of
Shares                   4.15%      4.11%      4.55%     4.45%      4.11%      4.55%
-------------------  ---------  ---------  ---------  --------  ---------  ---------
GARTMORE
GOVERNMENT
BOND FUND
- Before
Taxes                    6.15%      6.23%      6.73%     6.43%      6.23%      6.73%
-------------------  ---------  ---------  ---------  --------  ---------  ---------
GARTMORE
GOVERNMENT
BOND FUND
- After
Taxes on
Distributions            3.83%      4.11%      4.47%     4.01%      4.11%      4.47%
-------------------  ---------  ---------  ---------  --------  ---------  ---------
GARTMORE
GOVERNMENT
BOND FUND
-  After
Taxes on
Distributions
and Sale of
Shares                   3.79%      3.98%      4.30%     3.97%      3.98%      4.30%
-------------------  ---------  ---------  ---------  --------  ---------  ---------

                                      141
--------------------------------------------------------------------------------

                            10-YEARS OR LIFE OF FUND
------------------------------------------------------------------------------
FUND           CLASS A1   CLASS B2   CLASS C2   CLASS D   CLASS X3   CLASS Y3
-------------  ---------  ---------  ---------  --------  ---------  ---------
GARTMORE
BOND FUND
- Before
Taxes              5.73%      5.93%      6.04%     5.88%      5.93%      6.04%
-------------  ---------  ---------  ---------  --------  ---------  ---------
GARTMORE
BOND FUND
- After
Taxes on
Distributions      3.18%      3.50%      3.53%     3.29%      3.50%      3.53%
-------------  ---------  ---------  ---------  --------  ---------  ---------
GARTMORE
BOND FUND
- After
Taxes on
Distributions
and Sale of
Shares             3.25%      3.49%      3.53%     3.35%      3.49%      3.53%
-------------  ---------  ---------  ---------  --------  ---------  ---------
GARTMORE
TAX-FREE
INCOME
FUND -
Before Taxes       4.73%      4.92%      4.99%     4.88%      4.92%      4.99%
-------------  ---------  ---------  ---------  --------  ---------  ---------
GARTMORE
TAX-FREE
INCOME
FUND -
After
Taxes on
Distributions      4.68%      4.87%      4.93%     4.83%      4.87%      4.93%
-------------  ---------  ---------  ---------  --------  ---------  ---------
GARTMORE
TAX-FREE
INCOME FUND
- After
Taxes on
Distributions
and Sale of
Shares             4.71%      4.84%      4.92%     4.86%      4.84%      4.92%
-------------  ---------  ---------  ---------  --------  ---------  ---------
GARTMORE
GOVERNMENT
BOND FUND -
Before Taxes       6.34%      6.54%      6.63%     6.49%      6.54%      6.63%
-------------  ---------  ---------  ---------  --------  ---------  ---------
GARTMORE
GOVERNMENT
BOND FUND -
After
Taxes on
Distributions      3.97%      4.28%      4.29%     4.07%      4.28%      4.29%
-------------  ---------  ---------  ---------  --------  ---------  ---------
GARTMORE
GOVERNMENT
BOND FUND -
After
Taxes on
Distributions
and Sale of
Shares             3.89%      4.14%      4.16%     3.99%      4.14%      4.16%
-------------  ---------  ---------  ---------  --------  ---------  ---------

1 These returns through May 11, 1998 are based on the performance of the Fund's predecessor fund, which was achieved prior to the creation of Class A shares, and which is the same as the performance shown for Class D shares. Excluding the effects of any fee waivers or reimbursements, Class D shares' average annual total returns are similar to what Class A shares would have produced because Class A shares invest in the same portfolio of securities as Class D shares. For Class A shares, these returns have been restated for sales charges, but do not reflect the additional fees applicable to such shares; if these fees were reflected, the annual returns for Class A shares would have been lower.

                                      142
--------------------------------------------------------------------------------

2 Effective September 1, 2003, existing Class B and Class C shares of the Fund were re-designated as Class X and Class Y shares, respectively, and new Class B and Class C shares were established. The returns for the new Class B and Class C shares through April 30, 2003 are based on the performance of the Fund's Class X and Class Y shares, respectively. (The performance of the Fund's Class X and Class Y shares, through May 11, 1998, is based on the performance of the Fund's predecessor fund, which was achieved prior to the creation of Class X and Class Y shares (formerly Class B and Class C shares, respectively), and which is the same as the performance for Class D shares. In addition, the performance of Class Y shares for the period of May 11, 1998 through March 1, 2001, is based on the performance of Class D shares.) Excluding the effects of any fee waivers or reimbursements, Class X and Class Y shares' average annual total returns are similar to what Class B and Class C shares would have produced because Class B and Class C shares invest in the same portfolio of securities as Class X and Class Y shares. For Class B and Class C shares, these returns do not reflect the additional fees applicable to such shares; if these fees were reflected, the annual returns for Class B and Class C shares would have been lower.
3 Effective September 1, 2003 Class B and Class C shares of the Fund were re-designated as Class X and Class Y shares, respectively. The returns for the Class X and Class Y shares through May 11, 1998 are based on the performance of the Fund's predecessor fund, which was achieved prior to the creation of Class X and Class Y shares (formerly Class B and Class C shares, respectively), and which is the same as the performance for Class D shares (which are not offered in this Prospectus). In addition, the performance of Class Y shares for the period of May 11, 1998 through March 1, 2001, prior to the creation of Class Y shares, is based on the performance of Class D shares. Excluding the effects of any fee waivers or reimbursements, Class D shares' average annual total returns are similar to what Class X and Class Y shares would have produced because Class X and Class Y shares invest in the same portfolio of securities as Class D shares. For Class X and Class Y shares, these returns have been restated for sales charges, but do not reflect the additional fees applicable to such shares.

                                                            1 YEAR
----------------------------------------------------------------------------------------------------------
                                                                         INSTITUTIONAL
                                              CLASS C2   INSTITUTIONAL      SERVICE      SERVICE    LOCAL
FUND                    CLASS A1   CLASS B1                  CLASS3          CLASS1       CLASS1    FUND
----------------------  ---------  ---------             --------------  --------------  --------  -------
NATIONWIDE S&P 500
INDEX FUND - Before
Taxes                     -18.67%    -18.72%    -18.72%         -13.59%         -13.72%   -13.89%  -13.62%
----------------------  ---------  ---------  ---------  --------------  --------------  --------  -------
NATIONWIDE S&P 500
INDEX FUND - After
Taxes on Distributions    -19.04%    -18.87%    -18.87%         -14.07%         -14.11%   -14.24%  -14.08%
----------------------  ---------  ---------  ---------  --------------  --------------  --------  -------
NATIONWIDE S&P 500
INDEX FUND - After
Taxes on Distributions
and Sale of Shares        -12.17%    -12.18%    -12.18%          -8.88%          -8.95%    -9.06%   -8.90%
----------------------  ---------  ---------  ---------  --------------  --------------  --------  -------

                                                       SINCE INCEPTION1
---------------------------------------------------------------------------------------------------------------
                                              CLASS C2   INSTITUTIONAL    INSTITUTIONAL   SERVICE
FUND                    CLASS A1   CLASS B1                  CLASS3      SERVICE CLASS1    CLASS1   LOCAL FUND
----------------------  ---------  ---------             --------------  ---------------  --------  -----------

NATIONWIDE S&P 500
INDEX FUND - Before
Taxes                      -4.76%     -4.41%     -4.41%          -3.33%           -3.60%    -3.78%       -3.48%
----------------------  ---------  ---------  ---------  --------------  ---------------  --------  -----------
NATIONWIDE S&P 500
INDEX FUND - After
Taxes on Distributions     -5.16%     -4.69%     -4.69%          -3.82%           -4.01%    -4.15%       -3.92%
----------------------  ---------  ---------  ---------  --------------  ---------------  --------  -----------
NATIONWIDE S&P 500
INDEX FUND - After
Taxes on Distributions
and Sale of Shares         -3.85%     -3.52%     -3.52%          -2.78%           -2.96%    -3.08%       -2.88%
----------------------  ---------  ---------  ---------  --------------  ---------------  --------  -----------

                                      143
--------------------------------------------------------------------------------

1 The Fund's Local Fund shares began operations on July 24, 1998. These returns through December 29, 1999 are based on the performance of the Fund's Local Fund shares, which was achieved prior to the creation of Class A, Class B, Institutional Service Class and Service Class shares. Excluding the effect of any fee waivers or reimbursements, Local Fund shares' average annual total returns are similar to what Class A, Class B, Institutional Service Class and Service Class shares would have produced because Class A, Class B, Institutional Service Class and Service Class shares invest in the same portfolio of securities as Local Fund shares. For Class A and Class B shares, these returns have been restated for the applicable sales charges. For Class A, Class B, Institutional Service Class and Service Class shares, these returns do not reflect the additional fees applicable to such shares; if these fees were reflected, the annual returns for Class A, Class B, Institutional Service Class and Service Class shares would have been lower.
2 These returns through April 30, 2003 are based on the performance of the Fund's Class B shares (which in turn is based on the prior performance of Local Fund shares) which was achieved prior to the creation of Class C shares. Excluding the effect of any fee waivers or reimbursements, Class B shares' average annual total returns are similar to what Class C shares would have produced because Class C shares will invest in the same portfolio of securities as Class B shares and will have the same expenses after any fee waivers or reimbursements. For Class C shares, these returns have been restated for the applicable sales charges.
3 These returns through December 30, 1999 are based on the performance of the Fund's Local Fund shares, which was achieved prior to the creation of Institutional Class shares, and do not reflect the lower expenses applicable to Institutional Class shares. Excluding the effect of any fee waivers or reimbursements, Local Fund shares' average annual total returns are similar to what Institutional Class shares would have produced because Institutional Class shares invest in the same portfolio of securities as Local Fund shares.

                                        1 YEAR                                     SINCE INCEPTION1
---------------------------------------------------------------------------------------------------------------------
                                                        INSTITUTIONAL                                  INSTITUTIONAL
                                                           SERVICE                                        SERVICE
FUND                     CLASS A   CLASS B   CLASS C2       CLASS       CLASS A   CLASS B   CLASS C2       CLASS
-----------------------  --------  --------  ---------  --------------  --------  --------  ---------  --------------
GARTMORE LARGE CAP
VALUE FUND - Before
Taxes                     -18.47%   -18.25%    -15.57%         -18.47%    -1.74%    -1.66%     -1.42%          -1.74%
-----------------------  --------  --------  ---------  --------------  --------  --------  ---------  --------------
GARTMORE LARGE CAP
VALUE FUND - After
Taxes on Distributions    -18.76%   -18.37%    -15.69%         -18.76%    -2.32%    -2.04%     -1.82%          -2.32%
-----------------------  --------  --------  ---------  --------------  --------  --------  ---------  --------------
GARTMORE LARGE CAP
VALUE FUND - After
Taxes on Distributions
and Sale of Shares        -12.03%   -11.87%    -10.13%         -12.03%    -1.56%    -1.40%     -1.21%          -1.56%
-----------------------  --------  --------  ---------  --------------  --------  --------  ---------  --------------
NATIONWIDE SMALL
CAP FUND - Before
Taxes1                    -25.24%   -25.11%    -22.72%         -20.56%     1.21%     1.51%      1.74%           2.72%
-----------------------  --------  --------  ---------  --------------  --------  --------  ---------  --------------
NATIONWIDE SMALL
CAP FUND - After
Taxes on Distributions1   -25.24%   -25.11%    -22.72%         -20.56%     0.38%     0.67%      0.92%           1.87%
-----------------------  --------  --------  ---------  --------------  --------  --------  ---------  --------------
NATIONWIDE SMALL
CAP FUND - After
Taxes on Distributions
and Sale of Shares        -16.41%   -16.32%    -14.77%         -13.36%     0.61%     0.86%      1.06%           1.83%
-----------------------  --------  --------  ---------  --------------  --------  --------  ---------  --------------

1    The  Funds  commenced  operations  November  2,  1998.
2 These returns through March 1, 2001 are based on the performance of the Funds' Class B shares, which was achieved prior to the creation of the Class C shares. Excluding the effects of any fee waivers or reimbursements, Class B shares' average annual total returns are similar to what Class C shares would have produced because Class C shares invest in the same portfolio of securities as Class B shares and have the same expenses after waivers or reimbursements. The returns have been restated for the applicable sales charges.

                                      144
--------------------------------------------------------------------------------

                                       1 YEAR                                    SINCE INCEPTION
--------------------------------------------------------------------------------------------------------------------
                                                       INSTITUTIONAL                                  INSTITUTIONAL
                                                          SERVICE                                        SERVICE
                        CLASS A   CLASS B   CLASS C4       CLASS       CLASS A   CLASS B   CLASS C4       CLASS
                        --------  --------  ---------  --------------  --------  --------  ---------  --------------

GARTMORE VALUE
OPPORTUNITIES FUND -
Before Taxes1,4          -23.38%   -23.30%    -20.83%         -18.59%     3.49%     3.89%      4.40%           5.64%
----------------------  --------  --------  ---------  --------------  --------  --------  ---------  --------------
GARTMORE VALUE
OPPORTUNITIES FUND -
After Taxes on
Distributions1,4         -23.50%   -23.31%    -20.83%         -18.74%     3.18%     3.76%      4.25%           5.30%
----------------------  --------  --------  ---------  --------------  --------  --------  ---------  --------------
GARTMORE VALUE
OPPORTUNITIES FUND -
After Taxes on
Distributions and
Sale of Shares1,4        -15.21%   -15.15%    -13.54%         -12.10%     2.71%     3.12%      3.53%           4.45%
----------------------  --------  --------  ---------  --------------  --------  --------  ---------  --------------
GARTMORE HIGH
YIELD BOND FUND -
Before Taxes1,4            1.81%     1.22%      4.04%           7.24%    -3.06%    -3.04%     -2.99%          -1.19%
----------------------  --------  --------  ---------  --------------  --------  --------  ---------  --------------
GARTMORE HIGH
YIELD BOND FUND -
After Taxes on
Distributions1,4          -1.60%    -2.07%      0.80%           3.57%    -6.85%    -6.65%     -6.39%          -5.12%
----------------------  --------  --------  ---------  --------------  --------  --------  ---------  --------------
GARTMORE HIGH
YIELD BOND FUND -
After Taxes on
Distributions and
Sale of Shares1,4          0.77%     0.40%      2.25%           4.26%    -4.27%    -4.15%     -4.01%          -2.88%
----------------------  --------  --------  ---------  --------------  --------  --------  ---------  --------------
GARTMORE U.S.
GROWTH LEADERS
FUND - Before Taxes2,4    -9.65%    -9.71%     -7.02%          -3.95%   -15.57%   -15.29%    -14.52%         -13.50%
----------------------  --------  --------  ---------  --------------  --------  --------  ---------  --------------
GARTMORE U.S.
GROWTH LEADERS
FUND - After Taxes
on Distributions2,4       -9.65%    -9.71%     -7.02%          -3.95%   -16.11%   -15.85%    -15.07%         -14.05%
----------------------  --------  --------  ---------  --------------  --------  --------  ---------  --------------
GARTMORE U.S.
GROWTH LEADERS
FUND - After Taxes
on Distributions and
Sale of Shares2,4         -6.28%    -6.31%     -4.56%          -2.56%   -12.23%   -12.02%    -11.45%         -10.69%
----------------------  --------  --------  ---------  --------------  --------  --------  ---------  --------------
GARTMORE GLOBAL
TECHNOLOGY AND
COMMUNICATIONS
FUND - Before Taxes2,4   -28.91%   -28.75%    -26.64%         -24.32%   -36.37%   -36.17%    -35.59%         -34.70%
----------------------  --------  --------  ---------  --------------  --------  --------  ---------  --------------
GARTMORE GLOBAL
TECHNOLOGY AND
COMMUNICATIONS
FUND - After Taxes
 on Distributions2,4     -28.91%   -28.75%    -26.64%         -24.32%   -37.04%   -36.85%    -36.26%         -35.38%
----------------------  --------  --------  ---------  --------------  --------  --------  ---------  --------------
GARTMORE GLOBAL
TECHNOLOGY AND
COMMUNICATIONS
FUND - After Taxes
on Distributions and
Sale of Shares2,4        -18.79%   -18.69%    -17.31%         -15.81%   -26.19%   -26.06%    -25.71%         -25.16%
----------------------  --------  --------  ---------  --------------  --------  --------  ---------  --------------
GARTMORE
EMERGING
MARKETS FUND -
Before Taxes3,4          -21.93%   -21.79%    -19.34%         -16.93%   -13.54%   -13.13%    -12.04%         -11.24%
----------------------  --------  --------  ---------  --------------  --------  --------  ---------  --------------
GARTMORE
EMERGING
MARKETS FUND -
After Taxes on
Distributions3,4         -21.93%   -21.79%    -19.34%         -16.93%   -13.55%   -13.13%    -12.05%         -11.27%
----------------------  --------  --------  ---------  --------------  --------  --------  ---------  --------------
GARTMORE
EMERGING
 MARKETS FUND -
After Taxes on
Distributions and
 Sale of Shares3,4       -14.26%   -14.16%    -12.57%         -11.01%   -10.56%   -10.24%     -9.42%          -8.82%
----------------------  --------  --------  ---------  --------------  --------  --------  ---------  --------------
GARTMORE
INTERNATIONAL
GROWTH FUND -
Before Taxes3,4          -25.11%   -24.98%    -22.67%         -20.36%   -23.03%   -22.75%    -21.99%         -21.08%
----------------------  --------  --------  ---------  --------------  --------  --------  ---------  --------------
GARTMORE
INTERNATIONAL
GROWTH FUND -
After Taxes on
Distributions3,4         -25.11%   -24.98%    -22.67%         -20.36%   -23.03%   -22.75%    -21.99%         -21.08%
----------------------  --------  --------  ---------  --------------  --------  --------  ---------  --------------
GARTMORE
INTERNATIONAL
GROWTH FUND -
After Taxes on
Distributions and
Sale of Shares3,4        -16.32%   -16.24%    -14.74%         -13.23%   -17.54%   -17.34%    -16.79%         -16.13%
----------------------  --------  --------  ---------  --------------  --------  --------  ---------  --------------
GARTMORE
WORLDWIDE
LEADERS FUND -
Before Taxes3,4          -24.46%   -24.41%    -21.97%         -19.61%   -23.03%   -22.75%    -21.99%         -21.03%
----------------------  --------  --------  ---------  --------------  --------  --------  ---------  --------------
GARTMORE
WORLDWIDE
LEADERS FUND -
After Taxes on
Distributions3,4         -24.46%   -24.41%    -21.97%         -19.61%   -23.03%   -22.75%    -21.99%         -21.03%
----------------------  --------  --------  ---------  --------------  --------  --------  ---------  --------------
GARTMORE
WORLDWIDE
LEADERS FUND -
After Taxes on
Distributions and
Sale of Shares3,4        -15.90%   -15.87%    -14.28%         -12.75%   -17.54%   -17.34%    -16.79%         -16.09%
----------------------  --------  --------  ---------  --------------  --------  --------  ---------  --------------

                                      145
--------------------------------------------------------------------------------

1     The  Fund  commenced  operations  December  29,  1999.
2     The  Fund  commenced  operations  June  30,  2000.
3     The  Fund  commenced  operations  August  30,  2000.
4 These returns through March 1, 2001 are based on the performance of the Funds' Class B shares, which was achieved prior to the creation of Class C shares. Excluding the effects of any fee waivers or reimbursements, Class B shares' average annual total returns are substantially similar to what Class C shares would have produced because Class C shares invest in the same portfolio of securities as Class B shares and have the same expenses after waivers or reimbursements. The returns for Class C shares have been restated for the applicable sales charges.

                                      146
--------------------------------------------------------------------------------

                                     1 YEAR                                     SINCE INCEPTION
------------------------------------------------------------------------------------------------------------------
                                                     INSTITUTIONAL                                  INSTITUTIONAL
                                                        SERVICE                                        SERVICE
                      CLASS A   CLASS B   CLASS C1       CLASS       CLASS A   CLASS B   CLASS C1       CLASS
                      --------  --------  ---------  --------------  --------  --------  ---------  --------------
GARTMORE GLOBAL
HEALTH SCIENCES
FUND - Before
Taxes2                 -15.15%   -15.15%    -12.38%          -9.74%    -7.92%    -7.42%     -6.56%          -5.26%
--------------------  --------  --------  ---------  --------------  --------  --------  ---------  --------------
GARTMORE GLOBAL
HEALTH SCIENCES
FUND - After Taxes
on Distributions2      -15.15%   -15.15%    -12.38%          -9.74%    -7.94%    -7.42%     -6.56%          -5.28%
--------------------  --------  --------  ---------  --------------  --------  --------  ---------  --------------
GARTMORE GLOBAL
HEALTH SCIENCES
FUND - After Taxes
on Distributions and
Sale of Shares2         -9.84%    -9.85%     -8.05%          -6.33%    -6.27%    -5.87%     -5.20%          -4.19%
--------------------  --------  --------  ---------  --------------  --------  --------  ---------  --------------

1    The  Fund  commenced  operations  August  30,  2000.
2 These returns through September 23, 2002 are based on the performance of the Fund's Class B shares, which was achieved prior to the creation of Class C shares. Excluding the effects of any fee waivers or reimbursements, Class B shares' average annual total returns are substantially similar to what Class C shares would have produced because Class C shares invest in the same portfolio of securities as Class B shares and have the same expenses after waivers or reimbursements. The returns for Class C shares have been restated for the applicable sales charges.

                                  1 YEAR                               SINCE INCEPTION
---------------------------------------------------------------------------------------------------
                                                  SERVICE                                  SERVICE
FUND               CLASS A   CLASS B   CLASS C2    CLASS    CLASS A   CLASS B   CLASS C2    CLASS
-----------------  --------  --------  ---------  --------  --------  --------  ---------  --------
GARTMORE
INVESTOR
DESTINATIONS
AGGRESSIVE FUND -
Before Taxes1       -20.31%   -20.07%    -17.56%   -15.46%   -13.79%   -13.54%    -12.97%   -12.11%
-----------------  --------  --------  ---------  --------  --------  --------  ---------  --------
GARTMORE
INVESTOR
DESTINATIONS
AGGRESSIVE FUND -
After Taxes on
Distributions1      -20.73%   -20.29%    -17.78%   -15.85%   -14.08%   -13.69%    -13.12%   -12.40%
-----------------  --------  --------  ---------  --------  --------  --------  ---------  --------
GARTMORE
INVESTOR
DESTINATIONS
AGGRESSIVE FUND -
After Taxes on
Distributions and
 Sale of Shares1    -13.23%   -13.06%    -11.43%   -10.08%   -10.78%   -10.54%    -10.11%    -9.53%
-----------------  --------  --------  ---------  --------  --------  --------  ---------  --------
GARTMORE
INVESTOR
DESTINATIONS
MODERATELY
AGGRESSIVE
FUND -
Before Taxes1       -16.78%   -16.65%    -13.87%   -11.75%   -10.64%   -10.42%     -9.79%    -8.91%
-----------------  --------  --------  ---------  --------  --------  --------  ---------  --------

                                      147
--------------------------------------------------------------------------------

GARTMORE
INVESTOR
DESTINATIONS
MODERATELY
AGGRESSIVE
FUND -
After Taxes on
Distributions1      -17.33%   -17.07%    -14.34%   -12.27%   -11.06%   -10.70%    -10.09%    -9.35%
-----------------  --------  --------  ---------  --------  --------  --------  ---------  --------
GARTMORE
INVESTOR
DESTINATIONS
MODERATELY
AGGRESSIVE
FUND -
After Taxes on
Distributions and
Sale of Shares1     -10.95%   -10.86%     -9.06%    -7.68%    -8.48%    -8.25%     -7.78%    -7.17%
-----------------  --------  --------  ---------  --------  --------  --------  ---------  --------
GARTMORE
INVESTOR
DESTINATIONS
MODERATE FUND -
Before Taxes1       -12.38%   -12.24%     -9.59%    -7.18%    -6.67%    -6.40%     -5.84%    -4.83%
-----------------  --------  --------  ---------  --------  --------  --------  ---------  --------
GARTMORE
INVESTOR
DESTINATIONS
MODERATE FUND -
After Taxes on
Distributions1      -13.13%   -12.85%    -10.21%    -7.90%    -7.32%    -6.86%     -6.29%    -5.52%
-----------------  --------  --------  ---------  --------  --------  --------  ---------  --------
GARTMORE
INVESTOR
DESTINATIONS
MODERATE FUND -
After Taxes on
Distributions and
Sale of Shares1      -8.11%    -8.01%     -6.29%    -4.73%    -5.55%    -5.26%     -4.82%    -4.14%
-----------------  --------  --------  ---------  --------  --------  --------  ---------  --------
GARTMORE
INVESTOR
DESTINATIONS
MODERATELY
CONSERVATIVE
FUND -
Before Taxes1        -8.17%    -7.86%     -4.95%    -2.65%    -3.10%    -2.74%     -2.14%    -1.20%
-----------------  --------  --------  ---------  --------  --------  --------  ---------  --------
GARTMORE
INVESTOR
DESTINATIONS
MODERATELY
CONSERVATIVE
FUND -
After Taxes on
Distributions1       -9.13%    -8.66%     -5.80%    -3.60%    -4.12%    -3.54%     -2.94%    -2.22%
-----------------  --------  --------  ---------  --------  --------  --------  ---------  --------
GARTMORE
INVESTOR
DESTINATIONS
MODERATELY
CONSERVATIVE
FUND -
After Taxes on
Distributions and
 Sale of Shares1     -5.40%    -5.18%     -3.30%    -1.81%    -2.95%    -2.55%     -2.08%    -1.44%
-----------------  --------  --------  ---------  --------  --------  --------  ---------  --------
GARTMORE
INVESTOR
DESTINATIONS
CONSERVATIVE
FUND -
Before Taxes1        -4.51%    -4.27%     -1.42%     1.17%     0.11%     0.46%      1.03%     2.04%
-----------------  --------  --------  ---------  --------  --------  --------  ---------  --------
GARTMORE
INVESTOR
DESTINATIONS
CONSERVATIVE
FUND -
After Taxes on
Distributions1       -5.65%    -5.25%     -2.44%     0.03%    -1.15%    -0.59%     -0.01%     0.77%
-----------------  --------  --------  ---------  --------  --------  --------  ---------  --------
GARTMORE
INVESTOR
DESTINATIONS
CONSERVATIVE
FUND -
After Taxes on
Distributions and
Sale of Shares1      -3.03%    -2.86%     -1.01%     0.66%    -0.53%    -0.15%      0.31%     1.01%
-----------------  --------  --------  ---------  --------  --------  --------  ---------  --------

1    The  Fund  commenced  operations  March  31,  2000.
2 These returns through March 1, 2001 are based on the performance of the Funds' Class B shares which was achieved prior to the creation of the Class C shares. Class B shares' average annual total returns are similar to what Class C shares would have produced because Class C shares invest in the same portfolio of securities as Class B shares and have the same expenses after any fee waivers or reimbursements. For Class C shares, these returns have been restated for sales charges.

                                      148
--------------------------------------------------------------------------------

                                1 YEAR                             5 YEARS                      SINCE INCEPTION
--------------------------------------------------------------------------------------------------------------------------
                    CLASS    CLASS    CLASS   INSTIT.   CLASS   CLASS   CLASS   INSTIT.   CLASS   CLASS   CLASS   INSTIT.
FUND                 A1       B2       C3      CLASS1     A1      B2      C3     CLASS1     A1      B2      C3     CLASS1
-----------------  -------  -------  -------  --------  ------  ------  ------  --------  ------  ------  ------  --------
NATIONWIDE
SMALL CAP
INDEX FUND -
Before Taxes       -25.50%  -25.41%  -23.05%   -20.73%  -4.23%  -3.53%  -3.47%    -2.79%   2.20%   2.94%   2.88%     3.48%
-----------------  -------  -------  -------  --------  ------  ------  ------  --------  ------  ------  ------  --------
NATIONWIDE
SMALL CAP
 INDEX FUND -
After Taxes on
Distributions      -25.70%  -25.45%  -23.10%   -21.05%  -4.42%  -3.68%  -3.62%    -3.05%   2.04%   2.80%   2.75%     3.25%
-----------------  -------  -------  -------  --------  ------  ------  ------  --------  ------  ------  ------  --------
NATIONWIDE
SMALL CAP
INDEX FUND -
After Taxes on
Distributions and
Sale of Shares     -16.59%  -16.52%  -14.99%   -13.50%  -3.41%  -2.85%  -2.80%    -2.32%   1.71%   2.32%   2.28%     2.72%
-----------------  -------  -------  -------  --------  ------  ------  ------  --------  ------  ------  ------  --------

1 The Master Small Cap Series (the "Small Cap Series") began operations on April 9, 1997. These returns prior to December 29, 1999 include performance based on the Small Cap Series, which was achieved prior to the creation of the Fund on December 29, 1999. The returns have been restated for the sales charges for Class A shares, but not for fees applicable to Class A and Institutional Class shares of the Fund. Excluding the effects of any fee waivers or reimbursements, the Small Cap Series' average annual total returns are similar to what Class A and Institutional Class shares would have produced because Class A and Institutional Class shares would have invested in the same portfolio of securities as the Small Cap Series. Had the Fund been in existence for the time periods presented, the performance of Class A and Institutional Class shares of the Fund would have been lower as a result of its additional expenses.
2 The returns for the Nationwide Small Cap Index Fund Class B shares through November 29, 2002 are based on the performance of the Fund's Class A shares, which was achieved prior to the creation of the Fund's Class B shares. Excluding the effects of any fee waivers or reimbursements, Class A shares' average annual total returns are similar to what Class B shares would have produced because Class B shares invest in the same portfolio of securities as Class A shares. For Class B shares, these returns have been restated for the applicable sales charges, but do not reflect the additional fees applicable to such shares; if these fees were reflected, the annual returns for Class B shares would have been lower.
3 These returns through April 30, 2003 are based on the performance of the Fund's Class B shares, which was achieved prior to the creation of Class C shares. Excluding the effects of any fee waivers or reimbursements, Class B shares' average annual total returns are similar to what Class C shares would have produced because Class C shares invest in the same portfolio of securities as Class B shares and have the same expenses after waivers or reimbursements. The returns have been restated for the applicable sales charges.

                              1 YEAR                           5 YEARS                       SINCE INCEPTION
-----------------------------------------------------------------------------------------------------------------------
                   CLASS   CLASS   CLASS   INSTIT.   CLASS   CLASS   CLASS   INSTIT.   CLASS   CLASS   CLASS   INSTIT.
FUND                 A1      B2      C3     CLASS1     A1      B2      C3     CLASS1     A1      B2      C3     CLASS1
-----------------  ------  ------  ------  --------  ------  ------  ------  --------  ------  ------  ------  --------
NATIONWIDE
BOND INDEX
FUND -
Before Taxes        3.51%   4.20%   7.08%    10.29%   5.80%   6.56%   6.64%     7.39%   6.75%   7.63%   7.44%     8.06%
-----------------  ------  ------  ------  --------  ------  ------  ------  --------  ------  ------  ------  --------
NATIONWIDE
BOND INDEX
FUND -
After Taxes on
Distributions       1.89%   2.73%   5.63%     8.41%   4.37%   5.17%   5.28%     5.81%   5.56%   6.49%   6.30%     6.75%
-----------------  ------  ------  ------  --------  ------  ------  ------  --------  ------  ------  ------  --------
NATIONWIDE
BOND INDEX
FUND -
After Taxes on
Distributions and
Sale of Shares      2.15%   2.61%   4.49%     6.54%   3.96%   4.62%   4.70%     5.20%   4.91%   5.68%   5.52%     5.95%
-----------------  ------  ------  ------  --------  ------  ------  ------  --------  ------  ------  ------  --------

1 The Master Aggregate Bond Index Series (the "Bond Series") began operations on April 3, 1997. These returns prior to December 29, 1999 include performance based on the Bond Series, which was achieved prior to the creation of the Fund on December 29, 1999. The returns have been restated for the sales charges for Class A shares, but not for fees applicable to Class A and Institutional Class shares of the Fund. Excluding the effects of any fee waivers or reimbursements, the Bond Series' average annual total returns are similar to what Class A and Institutional Class shares would have produced because Class A and Institutional Class shares would have invested in the same portfolio of securities as the Bond Series. Had the Fund been in existence for the time periods presented, the performance of Class A and Institutional Class shares of the Fund would have been lower as a result of its additional expenses.

                                      149
--------------------------------------------------------------------------------

2 The returns for the Nationwide Bond Index Fund Class B shares through December 12, 2001 are based on the performance of the Fund's Class A shares, which was achieved prior to the creation of the Fund's Class B shares. Excluding the effects of any fee waivers or reimbursements, Class A shares' average annual total returns are similar to what Class B shares would have produced because Class B shares invest in the same portfolio of securities as Class A shares. For Class B shares, these returns have been restated for the applicable sales charges, but do not reflect the additional fees applicable to such shares; if these fees were reflected, the annual returns for Class B shares would have been lower.
3 These returns through April 30, 2003 are based on the performance of the Fund's Class B shares, which was achieved prior to the creation of Class C shares. Excluding the effects of any fee waivers or reimbursements, Class B shares' average annual total returns are similar to what Class C shares would have produced because Class C shares invest in the same portfolio of securities as Class B shares and have the same expenses after waivers or reimbursements. The returns have been restated for the applicable sales charges.

                                    1 YEAR                                     SINCE INCEPTION
-----------------------------------------------------------------------------------------------------------------
                                                   INSTITUTIONAL                                   INSTITUTIONAL
FUND               CLASS A   CLASS B1   CLASS C2       CLASS       CLASS A   CLASS B1   CLASS C2       CLASS
-----------------  --------  ---------  ---------  --------------  --------  ---------  ---------  --------------

NATIONWIDE
MID CAP MARKET
INDEX FUND -
Before Taxes        -22.81%    -22.65%    -20.32%         -17.84%    -1.38%     -0.92%     -0.36%           0.85%
-----------------  --------  ---------  ---------  --------------  --------  ---------  ---------  --------------
NATIONWIDE
MID CAP MARKET
INDEX FUND -
After Taxes on
Distributions       -22.94%    -22.67%    -20.34%         -18.09%    -2.11%     -1.57%     -0.99%           0.00%
-----------------  --------  ---------  ---------  --------------  --------  ---------  ---------  --------------
NATIONWIDE
MID CAP MARKET
INDEX FUND -
After Taxes on
Distributions and
Sale of Shares      -14.84%    -14.72%    -13.21%         -11.62%    -1.42%     -1.01%     -0.56%           0.30%
-----------------  --------  ---------  ---------  --------------  --------  ---------  ---------  --------------

1 The returns for the Nationwide Mid Cap Market Index Fund Class B shares through May 25, 2001 are based on the performance of the Fund's Class A shares, which was achieved prior to the creation of the Fund's Class B shares. Excluding the effects of any fee waivers or reimbursements, the Nationwide Mid Cap Market Index Fund Class A shares' average annual total returns are similar to what the Fund's Class B shares would have produced because the Nationwide Mid Cap Market Index Fund Class B shares invest in the same portfolio of securities as the Fund's Class A shares. For the Nationwide Mid Cap Market Index Fund Class B shares, these returns have been restated for the applicable sales charges, but do not reflect the additional fees applicable to such shares; if these fees were reflected, the annual returns for the Fund's Class B shares would have been lower.
2 These returns through April 30, 2003 are based on the performance of the Fund's Class B shares (which in turn are based on the prior performance of Class A shares), which was achieved prior to the creation of Class C shares. Excluding the effects of any fee waivers or reimbursements, Class B shares' average annual total returns are similar to what Class C shares would have produced because Class C shares invest in the same portfolio of securities as Class B shares and have the same expenses after waivers or reimbursements. The returns have been restated for the applicable sales charges.

                                      150
--------------------------------------------------------------------------------

                                  1 YEAR                                     SINCE INCEPTION
---------------------------------------------------------------------------------------------------------------
                                                  INSTITUTIONAL                                  INSTITUTIONAL
FUND               CLASS A   CLASS B   CLASS C1       CLASS       CLASS A   CLASS B   CLASS C1       CLASS
-----------------  --------  --------  ---------  --------------  --------  --------  ---------  --------------
NATIONWIDE
INTERNATIONAL
INDEX FUND -
Before Taxes        -23.05%   -22.73%    -20.37%         -17.93%   -17.78%   -17.65%    -17.16%         -15.96%
-----------------  --------  --------  ---------  --------------  --------  --------  ---------  --------------
NATIONWIDE
INTERNATIONAL
INDEX FUND -
After Taxes on
Distributions       -23.61%   -23.17%    -20.81%         -18.65%   -18.13%   -17.87%    -17.37%         -16.43%
-----------------  --------  --------  ---------  --------------  --------  --------  ---------  --------------
NATIONWIDE
INTERNATIONAL
INDEX FUND -
After Taxes on
Distributions and
Sale of Shares      -15.01%   -14.79%    -13.26%         -11.69%   -13.63%   -13.49%    -13.14%         -12.37%
-----------------  --------  --------  ---------  --------------  --------  --------  ---------  --------------

1 These returns through April 30, 2003 are based on the performance of the Fund's Class B shares, which was achieved prior to the creation of Class C shares. Excluding the effects of any fee waivers or reimbursements, Class B shares' average annual total returns are similar to what Class C shares would have produced because Class C shares invest in the same portfolio of securities as Class B shares and have the same expenses after waivers or reimbursements. The returns have been restated for the applicable sales charges.

                              SINCE INCEPTION1
----------------------------------------------------------------
                                                  INSTITUTIONAL
                                                     SERVICE
FUND                CLASS A   CLASS B   CLASS C       CLASS
------------------  --------  --------  --------  --------------
GARTMORE GLOBAL
FINANCIAL SERVICES
FUND -
Before Taxes1         -7.68%    -7.09%    -4.96%          -3.30%
------------------  --------  --------  --------  --------------
GARTMORE GLOBAL
FINANCIAL SERVICES
FUND -
After Taxes on
Distributions1        -7.74%    -7.09%    -4.97%          -3.40%
------------------  --------  --------  --------  --------------
GARTMORE GLOBAL
FINANCIAL SERVICES
FUND -
After Taxes on
Distributions and
Sale of Shares1       -6.16%    -5.66%    -3.97%          -2.69%
------------------  --------  --------  --------  --------------
GARTMORE GLOBAL
UTILITIES FUND -
Before Taxes1        -20.39%   -19.86%   -18.05%         -16.66%
------------------  --------  --------  --------  --------------
GARTMORE GLOBAL
UTILITIES FUND -
After Taxes on
Distributions1       -20.69%   -20.04%   -18.22%         -17.02%
------------------  --------  --------  --------  --------------
GARTMORE GLOBAL
UTILITIES FUND -
After Taxes on
Distributions and
Sale of Shares1      -16.32%   -15.84%   -14.41%         -13.41%
------------------  --------  --------  --------  --------------

                                      151
--------------------------------------------------------------------------------

GARTMORE
NATIONWIDE
LEADERS FUND -
Before Taxes2         -8.83%    -8.26%    -6.11%          -4.57%
------------------  --------  --------  --------  --------------
GARTMORE
NATIONWIDE
LEADERS FUND -
After Taxes on
Distributions2        -8.95%    -8.30%    -6.15%          -4.70%
------------------  --------  --------  --------  --------------
GARTMORE
NATIONWIDE
LEADERS FUND -
After Taxes on
Distributions and
Sale of Shares2       -7.10%    -6.61%    -4.90%          -3.71%
------------------  --------  --------  --------  --------------

1    The  Fund  commenced  operations  December  18,  2001.
2    The  Fund  commenced  operations  on  December  28,  2001.

                            SINCE INCEPTION
--------------------------------------------------------------------------
                                              INSTITUTIONAL
                                                 SERVICE     INSTITUTIONAL
FUND               CLASS A  CLASS B  CLASS C      CLASS          CLASS
-----------------  -------  -------  -------  -------------  -------------
GARTMORE
MICRO CAP
EQUITY FUND -
Before Taxes1      N/A      N/A      N/A      N/A            N/A
-----------------  -------  -------  -------  -------------  -------------
GARTMORE
MICRO CAP
EQUITY FUND -
After Taxes on
Distributions1     N/A      N/A      N/A      N/A            N/A
-----------------  -------  -------  -------  -------------  -------------
GARTMORE
MICRO CAP
EQUITY FUND -
After Taxes on
Distributions and
Sale of Shares1    N/A      N/A      N/A      N/A            N/A
-----------------  -------  -------  -------  -------------  -------------
GARTMORE
MID CAP
GROWTH FUND -
Before Taxes2      N/A      N/A      N/A      N/A            N/A
-----------------  -------  -------  -------  -------------  -------------
GARTMORE
MID CAP
GROWTH FUND -
After Taxes on
Distributions2     N/A      N/A      N/A      N/A            N/A
-----------------  -------  -------  -------  -------------  -------------
GARTMORE
MID CAP
GROWTH FUND -
After Taxes on
Distributions and
Sale of Shares2    N/A      N/A      N/A      N/A            N/A
-----------------  -------  -------  -------  -------------  -------------

1 No performance information is provided because the Fund did not commence operations until June 27, 2002.
2 No performance information is provided because the Fund did not commence operations until September 30, 2002.

                                      152
--------------------------------------------------------------------------------

                                              1 YEAR           SINCE INCEPTION1
                                       --------------------  --------------------
FUND                                   INSTITUTIONAL CLASS   INSTITUTIONAL CLASS
-------------------------------------  --------------------  --------------------
NORTHPOINTE SMALL CAP VALUE FUND -
Before Taxes                                        -17.12%                 3.81%
-------------------------------------  --------------------  --------------------
NORTHPOINTE SMALL CAP VALUE FUND -
After Taxes on Distributions                        -17.29%                 2.82%
-------------------------------------  --------------------  --------------------
NORTHPOINTE SMALL CAP VALUE FUND -
After Taxes on Distributions and Sale
of Shares                                           -11.14%                 2.62%
-------------------------------------  --------------------  --------------------

1    The  Fund  commenced  operations  June  29,  2000.

Total  returns  for  Class  R  shares  shown  before  taxes  only.

                                                                         10 YEAR OR
CLASS R                                               1 YEAR   5 YEAR   LIFE OF FUND
----------------------------------------------------  -------  -------  -------------

GARTMORE BOND FUND1                                    11.00%    6.48%          6.37%
----------------------------------------------------  -------  -------  -------------
GARTMORE GOVERNMENT BOND FUND 1                        10.25%    7.42%          6.98%
----------------------------------------------------  -------  -------  -------------
GARTMORE MORLEY ENHANCED INCOME FUND2, 3                2.00%      N/A          3.07%
----------------------------------------------------  -------  -------  -------------
GARTMORE NATIONWIDE FUND1                             -13.69%   -3.71%          9.14%
----------------------------------------------------  -------  -------  -------------
GARTMORE EMERGING MARKETS FUND9, 15                   -17.67%      N/A        -12.13%
----------------------------------------------------  -------  -------  -------------
GARTMORE GLOBAL FINANCIAL SERVICES FUND11, 15          -8.61%      N/A         -4.27%
----------------------------------------------------  -------  -------  -------------
GARTMORE GLOBAL HEALTH SCIENCES FUND12, 15            -10.68%      N/A         -6.20%
----------------------------------------------------  -------  -------  -------------
GARTMORE GLOBAL TECHNOLOGY AND
COMMUNICATIONS FUND8, 15                              -25.00%      N/A        -35.53%
----------------------------------------------------  -------  -------  -------------
GARTMORE GLOBAL UTILITIES FUND11, 15                  -10.28%      N/A        -17.45%
----------------------------------------------------  -------  -------  -------------
GARTMORE GROWTH FUND1                                 -17.93%  -13.99%          1.56%
----------------------------------------------------  -------  -------  -------------
GARTMORE HIGH YIELD BOND FUND13, 15                     6.09%      N/A         -2.39%
----------------------------------------------------  -------  -------  -------------
GARTMORE INTERNATIONAL GROWTH FUND9, 15               -21.04%      N/A        -21.87%
----------------------------------------------------  -------  -------  -------------
GARTMORE INVESTOR DESTINATIONS AGGRESSIVE FUND 4, 10  -15.89%      N/A        -12.69%
----------------------------------------------------  -------  -------  -------------
GARTMORE INVESTOR DESTINATIONS MODERATELY AGGRESSIVE
FUND 4, 10                                            -12.32%      N/A         -9.55%
----------------------------------------------------  -------  -------  -------------
GARTMORE INVESTOR DESTINATIONS MODERATE FUND4, 10      -7.70%      N/A         -5.51%
----------------------------------------------------  -------  -------  -------------
GARTMORE INVESTOR DESTINATIONS MODERATELY
CONSERVATIVE FUND4, 10                                 -3.12%      N/A         -1.83%
----------------------------------------------------  -------  -------  -------------

                                      153
--------------------------------------------------------------------------------

                                                                          10 YEAR OR
CLASS R                                                1 YEAR   5 YEAR   LIFE OF FUND
-----------------------------------------------------  -------  -------  -------------
GARTMORE INVESTOR DESTINATIONS CONSERVATIVE FUND4, 10    0.63%      N/A          1.37%
-----------------------------------------------------  -------  -------  -------------
GARTMORE LARGE CAP VALUE FUND4, 5                      -13.97%      N/A         -1.25%
-----------------------------------------------------  -------  -------  -------------
GARTMORE LONG-SHORT EQUITY PLUS FUND                   -10.01%    6.32%         12.18%
-----------------------------------------------------  -------  -------  -------------
GARTMORE MICRO CAP EQUITY FUND14, 15                   N/A          N/A          2.20%
-----------------------------------------------------  -------  -------  -------------
GARTMORE MID CAP GROWTH FUND 4, 6                      N/A          N/A         13.00%
-----------------------------------------------------  -------  -------  -------------
GARTMORE MILLENNIUM GROWTH FUND16                      -21.60%  -11.44%          2.96%
-----------------------------------------------------  -------  -------  -------------
GARTMORE NATIONWIDE LEADERS FUND 4, 7                  -15.46%      N/A         -5.42%
-----------------------------------------------------  -------  -------  -------------
GARTMORE U.S. GROWTH LEADERS FUND4, 8                   -4.95%      N/A        -14.41%
-----------------------------------------------------  -------  -------  -------------
GARTMORE VALUE OPPORTUNITIES FUND13, 15                -19.27%      N/A          4.70%
-----------------------------------------------------  -------  -------  -------------
GARTMORE WORLDWIDE LEADERS FUND 4, 9                   -20.43%      N/A        -21.87%
-----------------------------------------------------  -------  -------  -------------
NATIONWIDE BOND INDEX FUND17                             9.20%    6.87%          7.63%
-----------------------------------------------------  -------  -------  -------------
NATIONWIDE INTERNATIONAL INDEX FUND13, 15              -18.72%      N/A        -16.92%
-----------------------------------------------------  -------  -------  -------------
NATIONWIDE MID CAP MARKET INDEX FUND13, 17             -18.58%      N/A         -0.06%
-----------------------------------------------------  -------  -------  -------------
NATIONWIDE S&P 500 INDEX FUND5, 18                     -14.46%      N/A         -4.03%
-----------------------------------------------------  -------  -------  -------------
NATIONWIDE SMALL CAP FUND5, 15                         -21.17%      N/A          1.92%
-----------------------------------------------------  -------  -------  -------------
NATIONWIDE SMALL CAP INDEX FUND17                      -21.49%   -3.28%          3.05%
-----------------------------------------------------  -------  -------  -------------

1 These returns through May 11, 1998 are based on the performance of the Fund's predecessor fund, which was achieved prior to the creation of Class R shares (October 1, 2003), and which is the same as the performance for Class D shares. In addition, the performance for the period from May 11, 1998 to June 30, 2003 is based on Class D shares. Excluding the effects of any fee waivers or reimbursements, Class D shares' average annual total returns are similar to what Class R shares would have produced because Class R shares invest in the same portfolio of securities as Class D shares. For Class R shares, these returns have been adjusted for the fact that Class R shares do not have any applicable sales charges but do not reflect the additional fees applicable to the Class R shares; if these fees were reflected, the annual returns for Class R shares would have been lower.
2 These returns through June 30, 2003 are based on the performance of the Fund's Class A shares, which was achieved prior to the creation of the Class R shares (October 1, 2003). Excluding the effect of any fee waivers or reimbursements, Class A shares' average annual total returns are similar to what Class R shares would have produced because the Class R shares will invest in the same portfolio of securities as Class A shares. For Class R shares, the returns have been adjusted for the fact that Class R shares do not have any applicable sales charges but do not reflect the additional fees applicable to the Class R shares; if these fees were reflected, the annual returns for Class A shares would have been lower.
3    The  Fund  commenced  operations  on  December  29,  1999.
4 These returns through June 30, 2003 are based on the performance of the Fund's Class B shares, which was achieved prior to the creation of Class R shares (October 1, 2003). The returns have been adjusted for the fact that Class R shares do not have any applicable sales charges but have not been adjusted for the lower expenses applicable to Class R shares. Excluding the effect of any fee waivers or reimbursements, Class B shares' average annual total returns are similar to what Class R shares would have produced because the Class R shares will invest in the same portfolio of securities as Class B shares.

                                      154
--------------------------------------------------------------------------------

5    The  Fund  commenced  operations  on  November  2,  1998.
6    The  Fund  commenced  operations  on  October  1,  2002.
7    The  Fund  commenced  operations  on  December  28,  2001.
8    The  Fund  commenced  operations  on  June  30,  2000.
9    The  Fund  commenced  operations  on  August  30,  2000.
10   The  Fund  commenced  operations  on  March  31,  2000.
11   The  Fund  commenced  operations  on  December  18,  2001.
12   The  Fund  commenced  operations  on  December  29,  2000.
13   The  Fund  commenced  operations  on  December  29,  1999.
14   The  Fund  commenced  operations  on  June  27,  2002.
15 These returns through June 30, 2003 are based on the performance of the Fund's Class B shares, which was achieved prior to the creation of the Class R shares (December 30, 2003). The returns have been adjusted for the fact that Class R shares do not have any applicable sales charges but have not been adjusted for the lower expenses applicable to Class R shares. Excluding the effect of any fee waivers or reimbursements, Class B shares' average annual total returns are similar to what Class R shares would have produced because the Class R shares will invest in the same portfolio of securities as Class B shares.
16 These returns through May 11, 1998 are based on the performance of the Fund's predecessor fund, which was achieved prior to the creation of the Class R shares (December 30, 2003), and which is the same as the performance for Class D shares. In addition, the performance for the period May 11, 1998 to June 30, 2003 is based on Class D shares. Excluding the effect of any fee waivers or reimbursements, Class D shares' average annual total returns are similar to what Class R shares would have produced because the Class R shares will invest in the same portfolio of securities as Class D shares. For Class R shares, the returns have been adjusted for the fact that Class R shares do not have any applicable sales charges but do not reflect the additional fees applicable to the Class R shares; if these fees were reflected, the annual returns for Class D shares would have been lower.
17 These returns through June 30, 2003 are based on the performance of the Fund's Class B shares as described above (which in turn are based on the prior performance of Class A shares) which was achieved prior to the creation of the Class R shares (December 30, 2003). The returns have been adjusted for the fact that Class R shares do not have any applicable sales charges but have not been adjusted for the lower expenses applicable to Class R shares. Excluding the effect of any fee waivers or reimbursements, Class B shares' average annual total returns are similar to what Class R shares would have produced because the Class R shares will invest in the same portfolio of securities as Class B shares.
18 These returns through June 30, 2003 are based on the performance of the Fund's Class B shares as described above (which in turn are based on the prior performance of Local Fund shares) which was achieved prior to the creation of the Class R shares (December 30, 2003). The returns have been adjusted for the fact that Class R shares do not have any applicable sales charges but have not been adjusted for the lower expenses applicable to Class R shares. Excluding the effect of any fee waivers or reimbursements, Class B shares' average annual total returns are similar to what Class R shares would have produced because the Class R shares will invest in the same portfolio of securities as Class B shares.

                                      155
--------------------------------------------------------------------------------

                                1 YEAR                               SINCE INCEPTION1
-----------------------------------------------------------------------------------------------------
                             INSTITUTIONAL                             INSTITUTIONAL
                                SERVICE      INSTITUTIONAL                SERVICE      INSTITUTIONAL
FUND               CLASS A       CLASS           CLASS       CLASS A       CLASS           CLASS
-----------------  --------  --------------  --------------  --------  --------------  --------------
GARTMORE MORLEY
ENHANCED INCOME
FUND -
Before Taxes         -1.79%           2.06%           2.32%     1.90%           3.25%           3.49%
-----------------  --------  --------------  --------------  --------  --------------  --------------
GARTMORE MORLEY
ENHANCED INCOME
FUND -
After Taxes on
Distributions        -3.21%           0.57%           0.73%     0.01%           1.29%           1.41%
-----------------  --------  --------------  --------------  --------  --------------  --------------
GARTMORE MORLEY
ENHANCED INCOME
FUND -
After Taxes on
Distributions and
Sale of Shares       -1.27%           1.23%           1.39%     0.58%           1.63%           1.77%
-----------------  --------  --------------  --------------  --------  --------------  --------------

1    The  Fund  commenced  operations  December  29,  1999.

Gartmore Money Market Fund and Gartmore Morley Capital Accumulation Fund are shown before taxes only.

                        1 YEAR                            5 YEARS                           10 YEARS
---------------------------------------------------------------------------------------------------------------------
               PRIME   SERVICE   INSTITUTIONAL    PRIME   SERVICE   INSTITUTIONAL    PRIME   SERVICE   INSTITUTIONAL
FUND          SHARES    CLASS1       CLASS1      SHARES    CLASS1       CLASS1      SHARES    CLASS1       CLASS1
------------  -------  --------  --------------  -------  --------  --------------  -------  --------  --------------
GARTMORE
MONEY MARKET
FUND            1.00%     0.92%           1.10%    3.74%     3.65%           3.77%    4.15%     4.10%           4.16%
------------  -------  --------  --------------  -------  --------  --------------  -------  --------  --------------

1 These returns through May 11, 1998 include performance of the Fund's predecessor fund, which was achieved prior to the creation of the Fund and which is the same as the performance shown for the Prime shares. In addition, the returns for the Service Class and Institutional Class shares include performance of the Prime shares from May 11, 1998 through January 4, 1999 for Service Class shares and through December 13, 2001 for
     Institutional Class shares. Excluding the effects of any fee waivers or reimbursements, Prime shares' average annual total returns are substantially similar to what Service Class and Institutional Class shares would have produced because Service Class and Institutional Class shares invest in the same portfolio of securities as Prime shares. For Service Class shares, these returns do not reflect the additional fees applicable to such shares; if these fees were reflected, the annual returns for Service Class shares would have been lower. The Institutional Class share returns do not reflect the lower expenses applicable to such shares.

                              1 YEAR                                    SINCE INCEPTION1
-----------------------------------------------------------------------------------------------------
                         SERVICE   INSTITUTIONAL    IRA              SERVICE   INSTITUTIONAL    IRA
FUND           CLASS A2   CLASS        CLASS       CLASS   CLASS A2   CLASS        CLASS       CLASS
-------------  --------  --------  --------------  ------  --------  --------  --------------  ------
GARTMORE
MORLEY
CAPITAL
ACCUMULATION
FUND -
Before
Taxes              0.63     3.82%           4.19%   3.75%      4.16     4.93%           5.34%   4.91%
-------------  --------  --------  --------------  ------  --------  --------  --------------  ------

                                      156
--------------------------------------------------------------------------------

1 The Service Class, IRA Class and Institutional Class commenced operations on February 1, 1999. The Class A shares commenced operations on July 16, 2003.
2 These returns through April 30, 2003 are based on the performance of the IRA Class shares, which was achieved prior to the creation of Class A shares. Excluding the effects of any fee waivers or reimbursements, IRA Class shares' average annual total returns are similar to what Class A shares would have produced because Class A shares will invest in the same portfolio of securities as IRA Class shares. The returns for Class A shares have been restated for sales charges, but do not reflect the additional fees applicable to such shares; if these were reflected, the annual returns for Class A shares would have been lower.

     The Gartmore Bond Fund, Gartmore Tax-Free Income Fund, Gartmore Government Bond Fund, Gartmore Morley Capital Accumulation Fund, Gartmore Morley Enhanced Income Fund and the Gartmore High Yield Bond Fund may also from time to time advertise a uniformly calculated yield quotation. This yield is calculated by dividing the net investment income per share earned during a 30-day base period by the maximum offering price per share on the last day of the period, assuming reinvestment of all dividends and distributions. This yield formula uses the average daily number of shares outstanding during the period that were entitled to receive dividends, provides for semi-annual compounding of interest, and includes a modified market value method for determining amortization. The yield will fluctuate, and there is no assurance that the yield quoted on any given occasion will remain in effect for any period of time. The effect of sales charges are not reflected in the calculation of the yields, therefore, a shareholders actual yield may be less.

                                   30-DAY YIELDS FOR THE PERIOD
                                       ENDED APRIL 30, 2003
---------------------------------------------------------------------
FUND                           CLASS A   CLASS B   CLASS C   CLASS D
-----------------------------  --------  --------  --------  --------
GARTMORE TAX-FREE INCOME FUND     4.25%     3.69%     3.69%     4.56%
-----------------------------  --------  --------  --------  --------
GARTMORE GOVERNMENT BOND FUND
                                  3.74%     3.27%     3.25%     4.04%
                               --------  --------  --------  --------

                                   30-DAY YIELDS FOR THE PERIOD
                                       ENDED APRIL 30, 2003
---------------------------------------------------------------------------
                                                             INSTITUTIONAL
FUND                           CLASS A   CLASS B   CLASS C   SERVICE CLASS
-----------------------------  --------  --------  --------  --------------

GARTMORE HIGH YIELD BOND FUND     8.65%     7.92%     7.87%           8.88%
-----------------------------  --------  --------  --------  --------------

                            30-DAY YIELDS FOR THE PERIOD
                                ENDED APRIL 30, 2003
---------------------------------------------------------
                         SERVICE   INSTITUTIONAL    IRA
FUND                      CLASS        CLASS       CLASS
-----------------------  --------  --------------  ------
GARTMORE MORLEY CAPITAL
ACCUMULATION FUND           3.01%           3.38%   2.94%
-----------------------  --------  --------------  ------

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                                    30-DAY YIELDS FOR THE PERIOD
                                        ENDED APRIL 30, 2003
-------------------------------------------------------------------------
                                           INSTITUTIONAL
                                              SERVICE      INSTITUTIONAL
FUND                             CLASS A       CLASS           CLASS
-------------------------------  --------  --------------  --------------
GARTMORE MORLEY ENHANCED INCOME
FUND                                3.51%           3.56%           3.83%
-------------------------------  --------  --------------  --------------

     The Gartmore Tax-Free Income Fund may also advertise a tax equivalent yield computed by dividing that portion of the uniformly calculated yield which is tax-exempt by one minus a stated income tax rate and adding the product to that portion, if any, of the yield that is not tax-exempt. Assuming a tax rate of 39.1%, the tax equivalent yields for the Gartmore Tax-Free Income Fund for the 30-day period ended April 30, 2003 were 6.54% for Class A shares, 5.68% for Class B shares, 5.68% for Class C shares, and 7.02% for Class D shares.

     On June 23, 2003, the Montgomery Fund was reorganized with and into the Gartmore Long-Short Equity Plus Fund. The Montgomery Fund is considered the survivor for accounting and performance purposes. The performance shown below reflects the returns for the Montgomery Fund through June 22, 2003, and the Gartmore Long-Short Equity Plus Fund from June 23, 2003 through June 30, 2003. From the Montgomery Fund's inception on December 31, 1997 until January 18, 2003, Montgomery Asset Management, LLC ("MAM") served as its investment adviser. On January 18, 2003, GMF replaced MAM as the investment adviser for the Montgomery Fund. The Gartmore Long-Short Equity Plus Fund is managed in a substantially similar manner as the Montgomery Fund was, and there have been no material changes to the objectives and strategies since April 21, 2003 (the date SSI Investment Management, Inc. became the Fund's subadviser.)

The following table provides the total returns of the Gartmore Long-Short Equity Plus Fund as of June 30, 2003:

                          1 YEAR                  5 YEARS            SINCE INCEPTION1
-----------------------------------------------------------------------------------------
                   CLASS   CLASS   CLASS   CLASS   CLASS   CLASS   CLASS   CLASS   CLASS
FUND                 A2      B2      C       A2      B2      C       A2      B2      C
-----------------  ------  ------  ------  ------  ------  ------  ------  ------  ------
GARTMORE
LONG-SHORT
EQUITY PLUS
FUND -
Before Taxes1      -5.19%  -5.35%  -2.19%   5.60%   6.45%   5.75%  11.75%  12.69%  10.41%
-----------------  ------  ------  ------  ------  ------  ------  ------  ------  ------
GARTMORE
LONG-SHORT
EQUITY PLUS
FUND -
After Taxes on
Distributions1     -5.19%  -5.35%  -2.19%   1.85%   2.62%   1.59%   8.14%   9.02%   6.45%
-----------------  ------  ------  ------  ------  ------  ------  ------  ------  ------
GARTMORE
LONG-SHORT
EQUITY PLUS
FUND -
After Taxes on
Distributions and
Sale of Shares1    -3.38%  -3.48%  -1.42%   3.16%   3.88%   3.16%   8.66%   9.48%   7.35%
-----------------  ------  ------  ------  ------  ------  ------  ------  ------  ------

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                              1 YEAR                          5 YEARS                     SINCE INCEPTION1
-----------------------------------------------------------------------------------------------------------------
                   INSTITUTIONAL                   INSTITUTIONAL                   INSTITUTIONAL
                      SERVICE      INSTITUTIONAL      SERVICE      INSTITUTIONAL      SERVICE      INSTITUTIONAL
FUND                   CLASS3          CLASS3          CLASS3          CLASS3          CLASS3          CLASS3
-----------------  --------------  --------------  --------------  --------------  --------------  --------------
GARTMORE
LONG-SHORT
EQUITY PLUS
FUND -
Before Taxes                0.83%           0.83%           6.92%           6.92%          13.02%          13.02%
-----------------  --------------  --------------  --------------  --------------  --------------  --------------
GARTMORE
LONG-SHORT
EQUITY PLUS
FUND -
After Taxes on
Distributions               0.83%           0.83%           3.13%           3.13%           9.36%           9.36%
-----------------  --------------  --------------  --------------  --------------  --------------  --------------
GARTMORE
LONG-SHORT
EQUITY PLUS
FUND -
After Taxes on
Distributions and
Sale of Shares              0.54%           0.54%           4.29%           4.29%           9.77%           9.77%
-----------------  --------------  --------------  --------------  --------------  --------------  --------------

1 The Fund's predecessor fund, the Montgomery Fund, commenced operations for its Class C shares and Class R shares on December 31, 1997, and commenced operations for its Class A shares and Class B shares on October 31, 2001. As of June 23, 2003, the Gartmore Long-Short Equity Plus Fund (which previously had not commenced operations) acquired all the assets, subject to stated liabilities, of the Montgomery Fund. At that time the Gartmore Long-Short Equity Plus Fund took on the performance of the Montgomery Fund.
2 These returns through October 31, 2001, are based on the performance of the Montgomery Fund's Class R shares which was achieved prior to the creation of Class A and Class B shares. In addition, these returns from November 1, 2001 through June 22, 2003, are based on the performance of the Montgomery Fund's Class A and Class B shares, respectively. Excluding the effects of any fee waivers or reimbursements, Class R shares' average annual total returns are similar to what Class A and Class B shares would have produced because Class A and Class B shares invest in the same portfolio of securities as Class R shares and Class A shares had the same expenses after waivers. For Class A and Class B shares, these returns have been restated for sales charges, but Class B shares do not reflect the additional fees applicable to such shares; if these fees were reflected, the annual returns for Class B shares would have been lower.
3 These returns through June 30, 2003, are based on the performance of the Montogmery Fund's Class R shares through June 22, 2003 and the performance of the Fund's Class A shares from June 23, 2003 to June 30, 2003, both of which were achieved prior to the creation of Institutional Service Class and Institutional Class shares. The returns do not reflect the lower expenses of the Institutional Service Class and Institutional Class shares. Excluding the effects of any fee waivers or reimbursements, the Montgomery Fund's Class R shares' and the Gartmore Long-Short Equity Plus Fund's Class A shares' average annual total returns are similar to what Institutional Service Class and Institutional Class shares would have produced because Institutional Service Class and Institutional Class shares invest in the same portfolio of securities.
     The other funds of the Trust for which GMF will serve as investment adviser had not yet begun operations as of October 31, 2002.

NONSTANDARD  RETURNS

     The Funds may also choose to show nonstandard returns including total return, and simple average total return. Nonstandard returns may or may not reflect reinvestment of all dividends and capital gains; in addition, sales charge assumptions will vary. Sales charge percentages decrease as amounts invested increase as outlined in the prospectus; therefore, returns increase as sales charges decrease.

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     Total return represents the cumulative percentage change in the value of an investment over time, calculated by subtracting the initial investment from the redeemable value and dividing the result by the amount of the initial investment. The simple average total return is calculated by dividing total return by the number of years in the period, and unlike average annual (compound) total return, does not reflect compounding.

RANKINGS  AND  RATINGS  IN  FINANCIAL  PUBLICATIONS

     The Funds may report their performance relative to other mutual funds or investments. The performance comparisons are made to: other mutual funds with similar objectives; other mutual funds with different objectives; or, to other sectors of the economy. Other investments which the Funds may be compared to include, but are not limited to: precious metals; real estate; stocks and bonds; closed-end funds; market indexes; fixed-rate, insured bank CDs, bank money market deposit accounts and passbook savings; and the Consumer Price Index.

     Normally these rankings and ratings are published by independent tracking services and publications of general interest including, but not limited to:
Lipper Analytical Services, Inc., CDA/Wiesenberger, Morningstar, Donoghue's, Schabaker Investment Management, Kanon Bloch Carre & Co.; magazines such asMONEY, FORTUNE, FORBES, KIPLINGER'S PERSONAL FINANCE MAGAZINE, SMART MONEY, MUTUAL FUNDS, WORTH, FINANCIAL WORLD, CONSUMER REPORTS, BUSINESS WEEK, TIME, NEWSWEEK, U.S. NEWS and WORLD REPORT; and other publications such as THE WALL STREET JOURNAL, BARRON'S, INVESTOR'S BUSINESS DAILY, STANDARD & POOR'S OUTLOOK and, COLUMBUS DISPATCH. The rankings may or may not include the effects of sales charges.

                             ADDITIONAL INFORMATION

DESCRIPTION  OF  SHARES

     The Trust presently offers the following 42 series of shares of beneficial interest, without par value and with the various classes listed:


FUND                                                               SHARE CLASS
---------------------------------------------------------------------------------------------------------
Gartmore Asia Pacific Leaders Fund       Class A, Class B, Class C, Institutional Service Class
                                         Class A, Class B, Class C, Class D, Class R, Class X, Class Y
Gartmore Bond Fund
                                         Class A, Class B, Class C, Class R, Institutional Service Class,
Gartmore Convertible Fund                Institutional Class
Gartmore Emerging Markets Fund           Class A, Class B, Class C, Class R, Institutional Service Class
Gartmore European Leaders Fund           Class A, Class B, Class C, Institutional Service Class
Gartmore Global Financial Services Fund  Class A, Class B, Class C, Class R, Institutional Service Class
Gartmore Global Health Sciences Fund     Class A, Class B, Class C, Class R, Institutional Service Class
Gartmore Global Small Companies Fund     Class A, Class B, Institutional Service Class

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FUND                                                                             SHARE CLASS
----------------------------------------------------------------------------------------------------------------------------
Gartmore Global Technology and Communications
Fund                                              Class A, Class B, Class C, Class R, Institutional Service Class
Gartmore Global Utilities Fund                    Class A, Class B, Class C, Class R, Institutional Service Class
Gartmore Government Bond Fund                     Class A, Class B, Class C, Class D, Class R, Class X, Class Y
                                                  Class A, Class B, Class C, Class D, Class R, Institutional
Gartmore Growth Fund                              Service Class
                                                  Class A, Class B, Class C, Class R, Institutional Service Class
Gartmore High Yield Bond Fund
Gartmore International Growth Fund                Class A, Class B, Class C, Class R, Institutional Service Class
Gartmore Investor Destinations Aggressive Fund    Class A, Class B, Class C, Class R, Service Class
Gartmore Investor Destinations Moderately
Aggressive Fund                                   Class A, Class B, Class C, Class R, Service Class
Gartmore Investor Destinations Moderate Fund      Class A, Class B, Class C, Class R, Service Class
Gartmore Investor Destinations Moderately
Conservative Fund                                 Class A, Class B, Class C, Class R, Service Class
Gartmore Investor Destinations Conservative Fund  Class A, Class B, Class C, Class R, Service Class
Gartmore Large Cap Value Fund                     Class A, Class B, Class C, Class R, Institutional Service Class
                                                  Class A, Class B, Class C, Institutional Service Class,
Gartmore Long-Short Equity Plus                   Institutional Class
                                                  Class A, Class B, Class C, Class R, Institutional Service
Gartmore Micro Cap Equity Fund                    Class, Institutional Class
                                                  Class A, Class B, Class C, Class R, Institutional Service
Gartmore Mid Cap Growth Fund                      Class, Institutional Class
                                                  Class A, Class B, Class C, Class D, Class R, Institutional
Gartmore Millennium Growth Fund                   Service Class
                                                  Service Class, Prime Shares, Class C, Institutional Class
Gartmore Money Market Fund
Gartmore Morley Capital Accumulation Fund         Class A, Service Class, Institutional Class, IRA Class
                                                  Class A, Class R, Institutional Class, Institutional Service
Gartmore Morley Enhanced Income Fund              Class
Gartmore Nationwide Fund                          Class A, Class B, Class C, Class D, Class R, InstitutionalService Class
                                                  Class A, Class B, Class C, Class R, Institutional Service
Gartmore Nationwide Leaders Fund                  Class
Gartmore OTC Fund                                 Class A, Class B, Class C, Institutional Service Class,Institutional Class

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Gartmore Tax-Free Income Fund                     Class A, Class B, Class C, Class D, Class X, Class Y
Gartmore Nationwide Principal Protected Fund      Class A, Class B, Class C
                                                  Class A, Class B, Class C, Class R, Institutional Service
Gartmore U.S. Growth Leaders Fund                 Class
                                                  Class A, Class B, Class C, Class R, Institutional Service
Gartmore Value Opportunities Fund                 Class
                                                  Class A, Class B, Class C, Class R, Institutional Service
Gartmore Worldwide Leaders Fund                   Class
Nationwide Bond Index Fund                        Class A, Class B, Class C, Class R, Institutional Class
Nationwide International Index Fund               Class A, Class B, Class C, Class R, Institutional Class
Nationwide Mid Cap Market Index Fund              Class A, Class B, Class C, Class R, Institutional Class
                                                  Class A, Class B, Class C, Class R, Service Class,
                                                  Institutional Service Class, Local Fund Shares,
Nationwide S&P 500 Index Fund                     Institutional Class
                                                  Class A, Class B, Class C, Class R, Institutional
Nationwide Small Cap Fund                         Service Class
Nationwide Small Cap Index Fund                   Class A, Class B, Class C, Class R, Institutional Class
NorthPointe Small Cap Value Fund                  Institutional Class

     You have an interest only in the assets of the Fund whose shares you own. Shares of a particular class are equal in all respects to the other shares of that class. In the event of liquidation of a Fund, shares of the same class will share pro rata in the distribution of the net assets of such Fund with all other shares of that class. All shares are without par value and when issued and paid for, are fully paid and nonassessable by the Trust. Shares may be exchanged or converted as described in this Statement of Additional Information and in the Prospectus but will have no other preference, conversion, exchange or preemptive rights.

VOTING  RIGHTS

     Shareholders of each class of shares have one vote for each share held and a proportionate fractional vote for any fractional share held. An annual or special meeting of shareholders to conduct necessary business is not required by the Declaration of Trust, the 1940 Act or other authority except, under certain circumstances, to amend the Declaration of Trust, the Investment Advisory Agreement, fundamental investment objectives, investment policies and investment restrictions, to elect and remove Trustees, to reorganize the Trust or any series or class thereof and to act upon certain other business matters. In regard to termination, sale of assets, the change of investment objectives, policies and restrictions or the approval of an Investment Advisory Agreement, the right to vote is limited to the holders of shares of the particular fund affected by the proposal. In addition, holders of shares subject to a Rule 12b-1 fee will vote as a class and not with holders of any other class with respect to the approval of the Distribution Plan.

                                      162
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     To the extent that such a meeting is not required, the Trust does not intend to have an annual or special meeting of shareholders. The Trust has represented to the Commission that the Trustees will call a special meeting of shareholders for purposes of considering the removal of one or more Trustees upon written request therefor from shareholders holding not less than 10% of the outstanding votes of the Trust and the Trust will assist in communicating with other shareholders as required by Section 16(c) of the 1940 Act. At such meeting, a quorum of shareholders (constituting a majority of votes attributable to all outstanding shares of the Trust), by majority vote, has the power to remove one or more Trustees.

ADDITIONAL  GENERAL  TAX  INFORMATION  FOR  ALL  FUNDS

     THE INFORMATION DISCUSSED IN THIS SECTION APPLIES GENERALLY TO ALL OF THE FUNDS, BUT IS SUPPLEMENTED OR MODIFIED IN ADDITIONAL SEPARATE SECTIONS THAT ARE PROVIDED BELOW FOR GARTMORE TAX-FREE INCOME FUND, GARTMORE MONEY MARKET FUND AND INVESTOR DESTINATIONS FUNDS.

BUYING  A  DIVIDEND

     If you invest in a Fund shortly before the record date of a taxable distribution, the distribution will lower the value of the Fund's shares by the amount of the distribution, and you will in effect receive some of your investment back, but in the form of a taxable distribution.

MULTI-CLASS  FUNDS

     Funds with multiple classes of shares calculate dividends and capital gain distributions the same way for each class. The amount of any dividends per share will differ, however, generally due to the difference in the distribution and service (Rule 12b-1) and administrative services fees applicable to each class.

DISTRIBUTIONS  OF  NET  INVESTMENT  INCOME

     Each Fund receives income generally in the form of dividends and interest on its investments. This income, less expenses incurred in the operation of the Fund, constitutes the Fund's net investment income from which dividends may be paid to you. . If you are a taxable investor, any income dividends (other than qualified dividends) a Fund pays are taxable to you as ordinary income. A portion of the income dividends paid to you may be qualified dividends (described below) eligible to be taxed at reduced rates.

DISTRIBUTIONS  OF  CAPITAL  GAIN

     A Fund may realize a capital gain or loss in connection with sales or other dispositions of its portfolio securities. Distributions from net short-term capital gain will be taxable to you as ordinary income. Distributions from net long-term capital gain will be taxable to you as long-term capital gain, regardless of how long you have held your shares in the Fund. Any net capital gain (excess of net long-term capital gain over net short-term capital loss) realized by a Fund generally will be distributed once each year, and may be distributed more frequently, if necessary, to reduce or eliminate excise or income taxes on the Fund.

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INVESTMENTS  IN  FOREIGN  SECURITIES

     The next three paragraphs describe tax considerations that are applicable to Funds that invest in foreign securities.

     EFFECT OF FOREIGN DEBT INVESTMENTS ON DISTRIBUTIONS. Most foreign exchange gains realized on the sale of debt securities are treated as ordinary income by a Fund. Similarly, foreign exchange losses realized on the sale of debt securities generally are treated as ordinary losses. These gains when distributed are taxable to you as ordinary income, and any losses reduce a Fund's ordinary income otherwise available for distribution to you. THIS TREATMENT COULD INCREASE OR DECREASE A FUND'S ORDINARY INCOME DISTRIBUTIONS TO YOU, AND MAY CAUSE SOME OR ALL OF A FUND'S PREVIOUSLY DISTRIBUTED INCOME TO BE CLASSIFIED AS A RETURN OF CAPITAL. A return of capital generally is not taxable to you, but reduces the tax basis of your shares in the Fund. Any return of capital in excess of your basis, however, is taxable as a capital gain.

     PASS-THROUGH OF FOREIGN TAX CREDITS. A Fund may be subject to foreign withholding taxes on income from certain foreign securities. If more than 50% of a Fund's total assets at the end of a fiscal year is invested in foreign securities, the Fund may elect to pass through to you your pro rata share of foreign taxes paid by the Fund. If this election is made, a Fund may report more taxable income to you than it actually distributes. You will then be entitled either to deduct your share of these taxes in computing your taxable income, or to claim a foreign tax credit for these taxes against your U.S. federal income tax (subject to limitations for certain shareholders). The Fund will provide you with the information necessary to complete your personal income tax return if it makes this election.

     The amount of any foreign tax credits available to you (as a result of the pass-through to you of your pro rata share of foreign taxes by paid by a Fund) will be reduced if you receive from a Fund qualifying dividends from qualifying foreign corporations that are subject to tax at reduced rates. Shareholders in these circumstances should talk with their personal tax advisors about their foreign tax credits and the procedures that they should follow to claim these credits on their personal income tax returns.

     PFIC SECURITIES. A Fund may invest in securities of foreign entities that could be deemed for tax purposes to be passive foreign investment companies (PFICs). When investing in PFIC securities, a Fund intends to mark-to-market these securities and recognize any gains at the end of its fiscal and excise (described below) tax years. Deductions for losses are allowable only to the extent of any current or previously recognized gains. These gains (reduced by allowable losses) are treated as ordinary income that the Fund is required to distribute, even though it has not sold the securities. You should also be aware that the designation of a foreign security as a PFIC security would cause its income dividends to fall outside of the definition of qualified foreign corporation dividends. These dividends will NOT qualify for the reduced rate of taxation on qualified dividends when distributed to you by the Fund.

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INFORMATION  ON  THE  AMOUNT  AND  TAX  CHARACTER  OF  DISTRIBUTIONS

     Each Fund will inform you of the amount of your ordinary income and capital gain dividends at the time they are paid, and will advise you of their tax status for federal income tax purposes shortly after the end of each calendar year. If you have not held Fund shares for a full year, a Fund may designate and distribute to you, as ordinary income, as qualified dividends or as capital gains, a percentage of income that may not be equal to the actual amount of this type of income earned during the period of your investment in the Fund. Taxable distributions declared by a Fund in December but paid in January are taxable to you as if they were paid in December.

ELECTION  TO  BE  TAXED  AS  A  REGULATED  INVESTMENT  COMPANY

     Each Fund intends to elect or has elected to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). Each Fund that has been in existence for more than one year has qualified as a regulated investment company for its most recent fiscal year, and intends to continue to qualify during the current fiscal year. As a regulated investment company, a Fund generally pays no federal income tax on the income and gain it distributes to you. The Trust's Board of Trustees reserves the right not to maintain the qualification of a Fund as a regulated investment company if it determines such a course of action to be beneficial to shareholders. In such a case, the Fund would be subject to federal, and possibly state, corporate taxes on its taxable income and gain, and distributions to you would be taxed as dividend income to the extent of the Fund's earnings and profits.

EXCISE  TAX  DISTRIBUTION  REQUIREMENTS

     To avoid federal excise taxes, the Code requires a Fund to distribute to you by December 31 of each year, at a minimum, the following amounts: 98% of its taxable ordinary income earned during the calendar year; 98% of its capital gain net income earned during the twelve-month period ending October 31; and 100% of any undistributed amounts from the prior year. Each Fund intends to declare and pay these distributions in December (or to pay them in January, in which case you must treat them as received in December) but can give no assurances that its distributions will be sufficient to eliminate all taxes.

SALES  OF  FUND  SHARES

     Sales and exchanges of Fund shares are taxable transactions for federal and state income tax purposes. If you sell your Fund shares, whether you receive cash or exchange them for shares of a different Gartmore Fund, the IRS requires you to report any gain or loss on your sale or exchange. If you owned your shares as a capital asset, any gain or loss that you realize generally is a capital gain or loss, and is long-term or short-term, depending on how long you owned your shares.

     SALES AT A LOSS WITHIN SIX MONTHS OF PURCHASE. Any loss incurred on the sale or exchange of Fund shares owned for six months or less is treated as a long-term capital loss to the extent of any long-term capital gains distributed to you by the Fund on those shares.

     DEFERRAL OF BASIS. In reporting gain or loss on the sale of your Fund shares, you may be required to adjust your basis in the shares you sell under the following circumstances:

                                      165
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     IF:

     - In your original purchase of Fund shares, you received a reinvestment right (the right to reinvest your sales proceeds at a reduced or with no sales charge), and
     - You sell some or all of your original shares within 90 days of their purchase, and
     - You reinvest the sales proceeds in the Fund or in another Gartmore Fund, and the sales charge that would otherwise apply is reduced or eliminated;

     THEN:

     In reporting any gain or loss on your sale, all or a portion of the sales charge that you paid for your original shares is excluded from your tax basis in the shares sold and added to your tax basis in the new shares.

     WASH SALES. All or a portion of any loss that you realize on the sale of your Fund shares is disallowed to the extent that you buy other shares in the Fund within 30 days before or after your sale. Any loss disallowed under these rules is added to your tax basis in the new shares.

U.S.  GOVERNMENT  SECURITIES

     The income earned on certain U.S. government securities is exempt from state and local personal income taxes if earned directly by you. States also grant tax-free status to dividends paid to you from interest earned on these securities, subject in some states to minimum investment or reporting requirements that must be met by a Fund. The income on Fund investments in certain securities, such as repurchase agreements, commercial paper and federal agency-backed obligations (e.g., Government National Mortgage Association (Ginnie Mae) or Federal National Mortgage Association (Fannie Mae) securities), generally does not qualify for tax-free treatment. The rules on exclusion of this income are different for corporations.

QUALIFIED  DIVIDEND  INCOME  FOR  INDIVIDUALS

     For individual shareholders, a portion of the dividends paid by a Fund may be qualified dividends eligible for taxation at long-term capital gain rates. This reduced rate generally is available for dividends paid by a Fund from the following sources of income:

     -    dividends  paid  by  domestic  corporations,
     -    dividends  paid  by  qualified  foreign  corporations,  including:
          -    corporations  incorporated  in  a  possession  of  the  U.S.,
          - corporations eligible for income tax treaty benefits with the U.S. under treaties determined by the Treasury Department to be qualified, and
          - corporations whose stock is traded on domestic securities exchange.

     If a Fund's income is derived primarily from interest rather than dividends as in the case of the fixed income Funds, generally none of its distributions are expected to be qualified dividend income eligible for taxation at reduced rates. If 95% or more of a Fund's income is from qualified sources, the Fund will be allowed to designate 100% of the Fund's distributions as qualified dividend income. These reduced rates of taxation for qualified dividends are scheduled to expire for taxable years beginning after December 31, 2008, unless extended or made permanent before that date.

                                      166
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     The amount of a Fund's ordinary dividend distribution that is eligible for this favored tax treatment will be reported by the Fund in its year-end tax notices to shareholders.

DIVIDENDS-RECEIVED  DEDUCTION  FOR  CORPORATIONS

     If you are a corporate shareholder, a percentage of the dividends paid by certain Funds for the most recent fiscal year qualified for the dividends-received deduction. You may be allowed to deduct these qualified dividends, thereby reducing the tax that you would otherwise be required to pay on these dividends. The dividends-received deduction will be available only with respect to dividends designated by a Fund as eligible for such treatment. All dividends (including the deducted portion) must be included in your alternative minimum taxable income calculation. If a Fund's income is derived primarily from either investments in foreign rather than domestic securities or interest rather than dividends, generally none of its distributions are expected to qualify for the corporate dividends-received deduction.

INVESTMENT  IN  COMPLEX  SECURITIES

     A Fund may invest in complex securities (e.g., futures, options, forward currency contracts, short-sales, PFICs, etc.) that may be subject to numerous special and complex tax rules. These rules could affect whether gain or loss recognized by the Fund is treated as ordinary or capital, or as interest or dividend income. These rules could also accelerate the recognition of income to the Fund (possibly causing the Fund to sell securities to raise the cash for necessary distributions). These rules could defer the Fund's ability to recognize a loss, and, in limited cases, subject the Fund to U.S. federal income tax on income from certain foreign securities. These rules could, therefore, affect the amount, timing, or character of the income distributed to you by the Fund.

NON-U.S.  INVESTORS

     Non-U.S. investors may be subject to U.S. withholding and estate tax, and are subject to special U.S. tax certification requirements. You should consult your tax adviser about the federal, state, local or foreign tax consequences of your investment in a Fund.

BACKUP  WITHHOLDING

     By law, each Fund must withhold a portion of your taxable distributions and redemption proceeds unless you provide your correct social security or taxpayer identification number, certify that this number is correct, certify that you are not subject to backup withholding, and certify that you are a U.S. person (including a U.S. resident alien). A Fund also must withhold if the IRS instructs it to do so. When withholding is required, the rate will be 28% of any distributions or proceeds paid.

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ADDITIONAL  TAX  INFORMATION  WITH  RESPECT  TO  GARTMORE  TAX-FREE  INCOME FUND

     The tax information described in "Additional General Tax Information for All Funds" above applies to the Gartmore Tax-Free Income Fund, except as noted in this section.

EXEMPT-INTEREST  DIVIDENDS

     By meeting certain requirements of the Code, the Fund qualifies to pay exempt-interest dividends to you. These dividends are derived from interest income exempt from regular federal income tax, and are not subject to regular federal income tax when they are paid to you. In addition, to the extent that exempt-interest dividends are derived from interest on obligations of a state or its political subdivisions, or from interest on qualifying U.S. territorial obligations (including qualifying obligations of Puerto Rico, the U.S. Virgin Islands and Guam), they also may be exempt from that state's personal income taxes. Most states, however, do not grant tax-free treatment to interest on state and municipal securities of other states.

DIVIDENDS  FROM  TAXABLE  INCOME

     The Fund may earn taxable income from many sources, including income from temporary investments, discount from stripped obligations or their coupons, income from securities loans or other taxable transactions, and ordinary income from the sale of market discount bonds. Any distributions by the Fund from this income will be taxable to you as ordinary income, whether you receive them in cash or in additional shares.

DISTRIBUTIONS OF CAPITAL GAINS AND GAIN OR LOSS ON SALE OR EXCHANGE OF YOUR FUND SHARES

     The Fund may realize a capital gain or loss on sale of portfolio securities. Distributions of capital gains are taxable to you. Distributions from net short-term capital gain will be taxable to you as ordinary income. Distributions from net long-term capital gain will be taxable to you as long-term capital gain, regardless of how long you have held your shares in the Fund.

     When you sell your shares in the Fund, you may realize a capital gain or loss, which is subject to federal income tax. For tax purposes, an exchange of your Fund shares for shares of a different Gartmore Fund is the same as a sale.

INFORMATION  ON  THE  AMOUNT  AND  TAX  CHARACTER  OF  DISTRIBUTIONS

     The Fund will inform you of the amount of your taxable ordinary income and capital gain dividends at the time they are paid, and will advise you of their tax status for federal income tax purposes shortly after the end of each calendar year, including the portion of the distributions that on average are comprised of taxable income or interest income that is a tax preference item when determining your alternative minimum tax. If you have not held Fund shares for a full year, the Fund may designate and distribute to you, as taxable, as tax-exempt or as tax preference income, a percentage of income that may not be equal to the actual amount of this type of income earned by the Fund during the period of your investment in the Fund. Taxable distributions declared by the Fund in December but paid in January are taxed to you as if made in December.

                                      168
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REDEMPTION  AT  A  LOSS  WITHIN  SIX  MONTHS  OF  PURCHASE

     Any loss incurred on the redemption or exchange of shares held for six months or less will be disallowed to the extent of any exempt-interest dividends paid to you with respect to your Fund shares, and any remaining loss will be treated as a long-term capital loss to the extent of any long-term capital gain distributed to you by the Fund on those shares.

QUALIFIED  DIVIDEND  INCOME  FOR  INDIVIDUALS

     Because the Fund's income is derived primarily from interest rather than dividends, none of its distributions are expected to be qualified dividends eligible for taxation by individuals at long-term capital gain rates.

DIVIDENDS-RECEIVED  DEDUCTION  FOR  CORPORATIONS

     Because the Fund's income is derived primarily from interest rather than dividends, none of its distributions are expected to qualify for the corporate dividends-received deduction.

ALTERNATIVE  MINIMUM  TAX

     Interest on certain private activity bonds, while exempt from regular federal income tax, is a preference item for you when determining your alternative minimum tax under the Code and under the income tax provisions of several states. Private activity bond interest could subject you to or increase your liability under the federal and state alternative minimum taxes, depending on your personal or corporate tax position. If you are a person defined in the Code as a substantial user (or person related to a user) of a facility financed by private activity bonds, you should consult with your tax adviser before buying shares of the Fund.

TREATMENT  OF  INTEREST  ON  DEBT  INCURRED  TO  HOLD  FUND  SHARES

     Interest on debt you incur to buy or hold Fund shares may not be deductible for federal income tax purposes.

LOSS  OF  STATUS  OF  SECURITIES  AS  TAX-EXEMPT

     Failure of the issuer of a tax-exempt security to comply with certain legal or contractual requirements relating to the security could cause interest on the security, as well as Fund distributions derived from this interest, to become taxable, perhaps retroactively to the date the security was issued.

                                      169
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ADDITIONAL  TAX  INFORMATION  WITH  RESPECT  TO  GARTMORE  MONEY  MARKET  FUND

     The tax information described in "Additional General Tax Information for All Funds" above applies to the Gartmore Money Market Fund, except as noted in this section.

DISTRIBUTIONS  OF  NET  INVESTMENT  INCOME

     The Fund typically declares dividends from its daily net income each day that its net asset value is calculated, and pays such dividends monthly. The Fund's daily net income includes accrued interest and any original issue or acquisition discount, plus or minus any gain or loss on the sale of portfolio securities and changes in unrealized appreciation or depreciation in portfolio securities (to the extent required to maintain a stable $1 share price), less the estimated expenses of the Fund. Any distributions by the Fund from such income will be taxable to you as ordinary income, whether you receive them in cash or in additional shares.

DISTRIBUTIONS  OF  CAPITAL  GAIN

     The Fund may derive capital gain or loss in connection with sales or other dispositions of its portfolio securities. If you are a taxable investor, distributions from net short-term capital gain will be taxable to you as ordinary income. Because the Fund is a money market fund, it is not expected to realize any long-term capital gain.

MAINTAINING  A  $1  SHARE  PRICE

     Gain and loss on the sale of portfolio securities and unrealized appreciation or depreciation in the value of these securities may require the Fund to adjust distributions, including withholding dividends, to maintain its $1 share price. These procedures may result in under- or over-distributions by the Fund of its net investment income.

REDEMPTION  OF  FUND  SHARES

     Redemptions (including redemptions in kind) and exchanges of Fund shares are taxable transactions for federal and state income tax purposes. Because the Fund tries to maintain a stable $1 share price, however, you should not expect to realize any capital gain or loss on the sale or exchange of your shares. For tax purposes, an exchange of your Fund shares for shares of a different Gartmore Fund is the same as a sale.

QUALIFIED  DIVIDEND  INCOME  FOR  INDIVIDUALS

     Because the Fund's income is derived primarily from interest rather than dividends, none of its distributions are expected to be qualified dividends eligible for taxation by individuals at long-term capital gain rates.

DIVIDENDS-RECEIVED  DEDUCTION  FOR  CORPORATIONS

     Because the Fund's income is derived primarily from interest rather than dividends, none of its distributions are expected to qualify for the corporate dividends-received deduction.

                                      170
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ADDITIONAL  INFORMATION  FOR  THE  INVESTOR  DESTINATIONS  FUNDS

     Each of the Investor Destinations Funds invests in one or more Underlying Funds. The tax consequences of an investment in an Investor Destinations Fund are generally the same as the consequences of investment in a non-Investor Destinations Fund, except as noted below.

DISTRIBUTIONS  OF  NET  INVESTMENT  INCOME

     An Investor Destinations Fund's income consists of dividends it receives from the Underlying Funds, less the estimated expenses of the Investor Destinations Fund. Any distributions by an Investor Destinations Fund from such income (other than qualified dividend income) will be taxable to you as ordinary income, whether you receive them in cash or additional shares. A portion of the income dividends paid to you may be qualified dividends eligible to be taxed at reduced rates.

DISTRIBUTIONS  OF  CAPITAL  GAIN

     An Underlying Fund may realize capital gain or loss in connection with sales or other dispositions of its portfolio securities. Any net capital gains may be distributed to an Investor Destinations Fund as capital gain distributions. An Investor Destinations Fund may also derive capital gains and losses in connection with sales of shares of the Underlying Funds. Distributions from net short-term capital gains are taxable to you as ordinary income. Distributions from net long-term capital gains are taxable to you as long-term capital gains, regardless of how long you have owned your shares in an Investor Destinations Fund. Capital gain will be distributed by an Investor Destinations Fund once each year, and may be distributed more frequently, if necessary, to reduce or eliminate excise or income taxes on the Investor Destinations Fund.

EFFECT  OF  FOREIGN  INVESTMENTS  ON  DISTRIBUTIONS

     Most foreign exchange gain realized on the sale of debt securities is treated as ordinary income by an Underlying Fund. Similarly, foreign exchange loss realized on the sale of debt securities by an Underlying Fund generally is treated as ordinary loss. This gain when distributed will be taxable to the Investor Destinations Fund as ordinary income, and any loss will reduce an Underlying Fund's ordinary income otherwise available for distribution to the Investor Destinations Fund. This treatment could increase or decrease an Underlying Fund's ordinary income distributions to an Investor Destinations Fund and, in turn, to you, and may cause some or all of the Underlying Fund's previously distributed income to be classified as a return of capital to the Investor Destinations Fund. A return of capital generally is not taxable to an Investor Destinations Fund, but reduces the Investor Destinations Fund's tax basis in its shares of the Underlying Fund. Any return of capital in excess of the Investor Destinations Fund's tax basis is taxable to the Investor Destinations Fund as a capital gain.

     Certain Underlying Funds may be subject to foreign withholding taxes on income from certain foreign securities. This could reduce such an Underlying Fund's ordinary income distributions to an Investor Destinations Fund and, in turn, to you.

                                      171
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U.S.  GOVERNMENT  SECURITIES

     The income earned on certain U.S. government securities is generally exempt from state and local personal income taxes if earned directly by you. States also grant tax-free status to dividends paid to you from interest earned on these securities, subject in some states to minimum investment or reporting requirements that must be met by an Investor Destinations Fund. Dividends paid by an Investor Destinations Fund may not be exempt from state and local taxes in certain states when the Investor Destinations Fund invests in U.S. government securities only indirectly by investing in an Underlying Fund.


                               MAJOR SHAREHOLDERS

As of December15, 2003, the Trustees and Officers of the Trust as a group owned beneficially less than 1% of the shares of the Trust.

As of December 15, 2003, the following shareholders held five percent or greater of the shares of a class of a Fund:

                                                                 PERCENT  OF  THE
                                                                   CLASS  TOTAL
                                                                 ASSETS  HELD  BY
FUND/CLASS                                       NO. OF SHARES    THE SHAREHOLDER
GARTMORE BOND FUND CLASS A
NATIONWIDE TRUST COMPANY  FSB
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS  OH  432182029                               247886.963            24.32%

NATIONWIDE LIFE INSURANCE
PO BOX 182029
C/O IPO  PORTFOLIO ACCOUNTING
COLUMBUS  OH  432182029                               196537.928            19.28%

MERRILL LYNCH PIERCE FENNER & SMITH INC
4800 DEER LAKE DRIVE
FOR THE SOLE BENEFIT OF ITS CUSTOMERS
JACKSONVILLE  FL  32246                               111429.261            10.93%

GARTMORE BOND FUND CLASS D
NATIONWIDE LIFE INSURANCE CO
NWVA
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS  OH  432182029                              4907172.134            38.27%

GARTMORE BOND FUND CLASS X
BEATRICE BERGER
670 APPLE ST
RED HILL  PA  180761355                                24212.674             6.38%

                                      172
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GARTMORE BOND FUND CLASS Y
ASHLAND UNIVERSITY
LOREN DEAN & HELEN L WHITE CHAR TRUST I
401 COLLEGE AVE
ASHLAND  OH  44805                                      4184.925            15.72%

MERRILL LYNCH PIERCE FENNER & SMITH INC
4800 DEER LAKE DRIVE
FOR THE SOLE BENEFIT OF ITS CUSTOMERS
JACKSONVILLE  FL  32246                                 4094.033            15.38%

DAVID F RICHMOND
GLENNA M RICHMOND
114 OLD GRANDVIEW RD
BEAVER  WV  25813                                       3924.938            14.75%

RAYMOND JAMES   ASSOC INC
FBO WHITE CE TR
880 CARILLON PKWY
ST PETERSBURG  FL  33716                                 2327.75             8.75%

DONNA J GARST
718 WARREN AVE
BELPRE  OH  45714                                       1686.068             6.34%

GARTMORE EMERGING MARKETS FUND CLASS A

NATIONWIDE LIFE INSURANCE CO
QPVA
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS  OH  432182029                               426945.677            57.90%

NATIONWIDE MUTUAL INSURANCE COMPANY
SEED ACCOUNT
1200 RIVER RD
CONSHOHOCKEN  PA  194282436                           166904.046            22.63%

MERRILL LYNCH PIERCE FENNER & SMITH INC
4800 DEER LAKE DRIVE
FOR THE SOLE BENEFIT OF ITS CUSTOMERS
JACKSONVILLE  FL  32246                                37044.207             5.02%

GARTMORE EMERGING MARKETS FUND CLASS B
NATIONWIDE MUTUAL INSURANCE COMPANY
SEED ACCOUNT
1200 RIVER RD
CONSHOHOCKEN  PA  194282436                            166776.43            82.85%

GARTMORE EMERGING MARKETS FUND CLASS C

MERRILL LYNCH PIERCE FENNER & SMITH INC
4800 DEER LAKE DRIVE
FOR THE SOLE BENEFIT OF ITS CUSTOMERS
JACKSONVILLE  FL  32246                                133722.09            97.18%

                                      173
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GARTMORE EMERGING MARKETS FUND INST SRV CLASS

NATIONWIDE MUTUAL INSURANCE COMPANY
SEED ACCOUNT
1200 RIVER RD
CONSHOHOCKEN  PA  194282436                            167072.74           100.00%

GARTMORE GLOBAL FINANCIAL SERVICES FUND INST SRV CLASS

NATIONWIDE LIFE INSURANCE
PO BOX 182029
C/O PAM SMITH 01-32-05
COLUMBUS  OH  432182029                                75251.083           100.00%

GARTMORE GLOBAL FINANCIAL SERVICES FUND CLASS A
NATIONWIDE INSURANCE COMPANY
PO BOX 182029
C/O PAM SMITH 01-32-05
COLUMBUS  OH  432182029                                75192.189            56.30%

MERRILL LYNCH PIERCE FENNER & SMITH INC
4800 DEER LAKE DRIVE
FOR THE SOLE BENEFIT OF ITS CUSTOMERS
JACKSONVILLE  FL  32246                                27067.245            20.27%

W.G. JURGENSEN
ONE NATIONWIDE PLAZA 1-37-04
COLUMBUS  OH  43215                                    25423.729            19.04%

GARTMORE GLOBAL FINANCIAL SERVICES FUND CLASS B
NATIONWIDE INSURANCE COMPANY
PO BOX 182029
C/O PAM SMITH 01-32-05
COLUMBUS  OH  432182029                                75019.832            96.60%

GARTMORE GLOBAL FINANCIAL SERVICES FUND CLASS C
NATIONWIDE INSURANCE COMPANY
PO BOX 182029
C/O PAM SMITH 01-32-05
COLUMBUS  OH  432182029                                75019.832            99.39%

GARTMORE GLOBAL HEALTH SCIENCES FUND CLASS A
NATIONWIDE LIFE INSURANCE CO
QPVA
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS  OH  432182029                               172014.356            45.49%

NATIONWIDE MUTUAL INSURANCE COMPANY
SEED ACCOUNT
1200 RIVER RD
CONSHOHOCKEN  PA  194282436                            83414.562            22.06%

                                      174
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MERRILL LYNCH PIERCE FENNER & SMITH INC
4800 DEER LAKE DRIVE
FOR THE SOLE BENEFIT OF ITS CUSTOMERS
JACKSONVILLE  FL  32246                                 34704.72             9.18%

NATIONWIDE INSURANCE COMPANY
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS  OH  432182029                                24685.795             6.53%

LPL FINANCIAL SERVICES
A C 1225-1798
9785 TOWNE CENTRE DRIVE
SAN DIEGO  CA  921211968                               18976.105             5.02%

GARTMORE GLOBAL HEALTH SCIENCES FUND CLASS B
NATIONWIDE MUTUAL INSURANCE COMPANY
SEED ACCOUNT
1200 RIVER RD
CONSHOHOCKEN  PA  194282436                            83333.333            93.64%

GARTMORE GLOBAL HEALTH SCIENCES FUND CLASS C
AG EDWARDS & SONS INC FBO
BYRON S DELMAN TTEE
ONE NORTH JEFFERSON
SAINT LOUIS  MO  631032287                              6501.768            45.89%

FIRST CLEARING  LLC
A C 5722-9333
25 PROSPECT STREET
FCC AS CUSTODIAN
MALDEN  MA  021488306                                   4873.563            34.40%

MERRILL LYNCH PIERCE FENNER & SMITH INC
4800 DEER LAKE DRIVE
FOR THE SOLE BENEFIT OF ITS CUSTOMERS
JACKSONVILLE  FL  32246                                 2501.887            17.66%

GARTMORE GLOBAL HEALTH SCIENCES INST SRV CLASS

NATIONWIDE INSURANCE COMPANY
QPVA
PO BOX 182029
COLUMBUS  OH  432182029                               282112.342            77.15%

NATIONWIDE MUTUAL INSURANCE COMPANY
SEED ACCOUNT
1200 RIVER RD
CONSHOHOCKEN  PA  194282436                            83467.781            22.83%

GARTMORE GLOBAL TECHNOLOGY & COMMUNICATIONS FUND CLASS A
NATIONWIDE LIFE INSURANCE CO
QPVA
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS  OH  432182029                               286764.192            33.49%

                                      175
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NATIONWIDE MUTUAL INSURANCE COMPANY
SEED ACCOUNT
1200 RIVER ROAD
CONSHOHOCKEN  PA  194282436                           179941.703            21.01%

GARTMORE GLOBAL TECHNOLOGY & COMMUNICATIONS FUND CLASS B
NATIONWIDE MUTUAL INSURANCE COMPANY
SEED ACCOUNT
1200 RIVER ROAD
CONSHOHOCKEN  PA  194282436                           180008.748            56.71%

DONALDSON LUFKIN JENRETTE
SECURITIES CORPORATION INC
P O  BOX 2052
JERSEY CITY  NJ  073039998                             17110.224             5.39%

GARTMORE GLOBAL TECHNOLOGY & COMMUNICATIONS FUND CLASS C
MERRILL LYNCH PIERCE FENNER & SMITH INC
4800 DEER LAKE DRIVE
FOR THE SOLE BENEFIT OF ITS CUSTOMERS
JACKSONVILLE  FL  32246                                 9280.339            55.51%

ASHLAND UNIVERSITY
LOREN DEAN & HELEN L WHITE CHAR TRUST I
401 COLLEGE AVE
ASHLAND  OH  44805                                      1890.278            11.31%

STEPHENS INC  FBO
39354905
111 CENTER STREET
LITTLE ROCK  AR  72201                                  1587.302             9.49%

GARTMORE GLOBAL TECHNOLOGY & COMMUNICATION FUND INST SRV CLASS

NATIONWIDE INSURANCE COMPANY
QPVA
PO BOX 182029
COLUMBUS  OH  432182029                              1074245.778            85.65%

NATIONWIDE MUTUAL INSURANCE COMPANY
SEED ACCOUNT
1200 RIVER ROAD
CONSHOHOCKEN  PA  194282436                           179941.595            14.35%

GARTMORE GLOBAL UTILITIES FUND INST SRV CLASS

NATIONWIDE LIFE INSURANCE
PO BOX 182029
C/O PAM SMITH 01-32-05
COLUMBUS  OH  432182029                                 76302.25           100.00%

                                      176
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GARTMORE GLOBAL UTILITIES FUND CLASS A
NATIONWIDE INSURANCE COMPANY
PO BOX 182029
C/O PAM SMITH 01-32-05
COLUMBUS  OH  432182029                                76084.533            86.69%

FIRST CLEARING LLC
A/C 4742-6880
770 S VERMONT AVENUE
LOS ANGELES  CA  900051520                              8924.418            10.17%

GARTMORE GLOBAL UTILITIES FUND CLASS B
NATIONWIDE INSURANCE COMPANY
PO BOX 182029
C/O PAM SMITH 01-32-05
COLUMBUS  OH  432182029                                75573.167            98.20%

GARTMORE GLOBAL UTILITIES FUND CLASS C

NATIONWIDE INSURANCE COMPANY
PO BOX 182029
C/O PAM SMITH 01-32-05
COLUMBUS  OH  432182029                                75572.408            99.75%

GARTMORE GOVERNMENT BOND FUND CLASS A
NATIONWIDE PENSIONS MANAGED
PERSONAL PORTFOLIO SERIES 1
1200 RIVER RD
CONSHOHOCKEN  PA  19428                              3183588.013            60.82%

NATIONWIDE TRUST COMPANY  FSB
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS  OH  432182029                              1373737.786            26.24%

GARTMORE GOVERNMENT BOND FUND CLASS D
NATIONWIDE LIFE INSURANCE CO
QPVA
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS  OH  432182029                              8616324.999            61.63%

GARTMORE GOVERNMENT BOND FUND CLASS Y
MERRILL LYNCH PIERCE FENNER & SMITH INC
4800 DEER LAKE DRIVE
FOR THE SOLE BENEFIT OF ITS CUSTOMERS
JACKSONVILLE  FL  32246                                92710.881            51.52%

JOYCE L RICE
ROSILAND KNIGHT
4434 CATAMOUNT DR
LILBURN  GA  30047                                     17417.114             9.68%

JOYCE L RICE
ROSILAND KNIGHT
4434 CATAMOUNT DR
LILBURN  GA  30047                                       17385.8             9.66%

                                      177
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GARTMORE GROWTH FUND INST SRV CLASS
NATIONWIDE LIFE INSURANCE CO
QPVA- EISP
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS  OH  432182029                             12497512.587           100.00%

GARTMORE GROWTH FUND CLASS A
NATIONWIDE TRUST COMPANY FSB
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS  OH  432182029                               213040.563            19.21%

GARTMORE GROWTH FUND CLASS C
ASHLAND UNIVERSITY
LOREN DEAN & HELEN L WHITE CHAR TRUST I
401 COLLEGE AVE
ASHLAND  OH  44805                                      7473.617            32.52%

A G EDWARDS SONS INC FBO
SALLY A JUEL
ONE NORTH JEFFERSON
ST LOUIS  MO  631032287                                 2617.801            11.39%

JERRI JO TARANTINO
AGOSTINO TARANTINO
6116 PEPPERGRASS CT
WESTERVILLE  OH  43082                                  1861.747             8.10%

MERRILL LYNCH PIERCE FENNER & SMITH INC
4800 DEER LAKE DRIVE
FOR THE SOLE BENEFIT OF ITS CUSTOMERS
JACKSONVILLE  FL  32246                                 1542.752             6.71%

GARTMORE GROWTH FUND CLASS D
NATIONWIDE LIFE INSURANCE CO
NWVA
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS  OH  432182029                               2934374.22             7.54%

GARTMORE HIGH YIELD BOND FUND INST SRV CLASS
NATIONWIDE LIFE INSURANCE CO
INVESTMENT ACCOUNTING
NATIONWIDE PLAZA 1 32ND FLOOR
ATTN PAM SMITH
COLUMBUS  OH  43218                                 15520595.824           100.00%

                                      178
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GARTMORE HIGH YIELD BOND FUND CLASS A

NATIONWIDE LIFE INSURANCE CO
QPVA
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS  OH  432182029                               358930.719            38.31%

CHARLES SCHWAB & CO INC
SPECIAL CUSTODY
101 MONTGOMERY ST
ATTN  MUTUAL FUNDS
SAN FRANCISCO  CA  941044122                          158379.744            16.91%

WILLIAM R WEBER
665 HOPKINS RD
WILIAMSVILLE  NY  142212435                            80153.601             8.56%

MERRILL LYNCH PIERCE FENNER & SMITH INC
4800 DEER LAKE DRIVE
FOR THE SOLE BENEFIT OF ITS CUSTOMERS
JACKSONVILLE  FL  32246                                67146.625             7.17%

GARTMORE HIGH YIELD BOND FUND
CLASS B

MERRILL LYNCH PIERCE FENNER & SMITH INC
4800 DEER LAKE DRIVE
FOR THE SOLE BENEFIT OF ITS CUSTOMERS
JACKSONVILLE  FL  32246                                    58278            48.57%

FIRST CLEARING CORPORATION
A C 8706-6018
713 E 11TH ST
SAND SPRINGS  OK  740638928                             16103.06            13.42%

MICHAEL JAMES OKAL
9 CLOVERSIDE DR
LANCASTER  NY  140862907                                8141.405             6.78%

A G EDWARDS   SONS INC FBO
MARRIANNE B MARTIN TTEE
ONE NORTH JEFFERSON
A C 0829-006529
ST LOUIS  MO  631032287                                 7421.818             6.19%

                                      179
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GARTMORE HIGH YIELD BOND FUND CLASS C
MERRILL LYNCH PIERCE FENNER & SMITH INC
4800 DEER LAKE DRIVE
FOR THE SOLE BENEFIT OF ITS CUSTOMERS
JACKSONVILLE  FL  32246                               376775.977            80.16%

A G EDWARDS SONS INC FBO
IVORYTON CONGREGATIONAL
ONE NORTH JEFFERSON
A C 0234-216937
ST LOUIS  MO  631032287                                49586.645            10.55%

GARTMORE INTERNATIONAL GROWTH FUND CLASS A
NATIONWIDE MUTUAL INSURANCE COMPANY
SEED ACCOUNT
1200 RIVER RD
CONSHOHOCKEN  PA  194282436                             333333.3            87.93%

GARTMORE INTERNATIONAL GROWTH FUND CLASS B
NATIONWIDE MUTUAL INSURANCE COMPANY
SEED ACCOUNT
1200 RIVER RD
CONSHOHOCKEN  PA  194282436                             333333.3            94.56%

GARTMORE INTERNATIONAL GROWTH FUND CLASS C
GRACE A DIPPEL
12601 ENCINO DR
MANCHACA  TX  78652                                     1045.718            43.15%

TOD J SAMUELS
13202 TURKEY ROOST DR
MANCHACA  TX  786523068                                  496.157            20.48%

MERRILL LYNCH PIERCE FENNER & SMITH INC
4800 DEER LAKE DRIVE
FOR THE SOLE BENEFIT OF ITS CUSTOMERS
JACKSONVILLE  FL  32246                                  337.826            13.94%

SHARON L SHIRES
7255 SCARLET OAK DR
ROANOKE  VA  24019                                       261.086            10.77%

SANDRA S REYES
JOSE A REYES
PO BOX 17081
AUSTIN  TX  78760                                        151.976             6.27%

MICHAEL L DICHAZI JR
JENNIFER L DICHAZI
138 TERA MANOR
WINTERSVILLE  OH  43953                                  127.226             5.25%

GARTMORE INTERNATIONAL GROWTH FUND
INST SRV CLASS
NATIONWIDE MUTUAL INSURANCE COMPANY
SEED ACCOUNT
1200 RIVER RD
CONSHOHOCKEN  PA  194282436                             333333.4           100.00%

GARTMORE INTERNATIONAL SMALL CAP
GROWTH FUND CLASS A
GARTMORE GLOBAL ASSET MANAGEMENT
SEED ACCOUNT
1200 RIVER RD
CONSHOHOCKEN  PA  194282436                               125000            52.60%

                                      180
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NATIONWIDE LIFE INSURANCE CO
QPVA
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS  OH  432182029                                91988.146            38.71%

NATIONWIDE INSURANCE COMPANY
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS  OH  432182029                                18752.905             7.89%

GARTMORE INTERNATIONAL SMALL CAP GROWTH FUND CLASS B
GARTMORE GLOBAL ASSET MANAGEMENT
SEED ACCOUNT
1200 RIVER RD
CONSHOHOCKEN  PA  194282436                               125000            97.84%

GARTMORE INTERNATIONAL SMALL CAP GROWTH FUND CLASS C
DENNIS PFEFFENBERGER
NICHOLAS L PFEFFENBERGER
1113 NEIL AVE
SAINT MARYS  OH  45885                                   195.442            46.88%

DENNIS PFEFFENBERGER
AARON M PFEFFENBERGER
1113 NEIL AVE
SAINT MARYS  OH  45885                                   175.835            42.18%

DEBBIE DUGGER
11005 RIVER PLANTATION DR
AUSTIN  TX  78747                                         42.945            10.30%

GARTMORE INTERNATIONAL SMALL CAP GROWTH FUND INST CLASS

GARTMORE GLOBAL ASSET MANAGEMENT
SEED ACCOUNT
1200 RIVER RD
CONSHOHOCKEN  PA  194282436                               125000           100.00%

GARTMORE INTERNATIONAL SMALL CAP GROWTH FUND INST SRV CLASS

GARTMORE GLOBAL ASSET MANAGEMENT
SEED ACCOUNT
1200 RIVER RD
CONSHOHOCKEN  PA  194282436                               125000           100.00%

GARTMORE INV DEST AGGRESSIVE FUND CLASS A
MERRILL LYNCH PIERCE FENNER & SMITH INC
4800 DEER LAKE DRIVE
FOR THE SOLE BENEFIT OF ITS CUSTOMERS
JACKSONVILLE  FL  32246                               299993.562            42.60%

NFSC FEBO    AEL-154458
NFS FMTC ROLLOVER IRA
1241 EMERSON
WICHITA  KS  67212                                     80339.453            11.41%

                                      181
--------------------------------------------------------------------------------

A G EDWARDS   SONS INC C F
MELISSA STORTZ ARGO
2487 CLAYBORN DRIVE
CHESTERFIELD  MO  630177875                            71945.627            10.22%

PERSHING LLC
P  O  BOX 2052
JERSEY CITY  NJ  073039998                             42780.898             6.07%

GARTMORE INV DEST AGGRESSIVE FUND CLASS B
MERRILL LYNCH PIERCE FENNER & SMITH INC
4800 DEER LAKE DRIVE
FOR THE SOLE BENEFIT OF ITS CUSTOMERS
JACKSONVILLE  FL  32246                                 85088.78            31.28%

PERSHING LLC
P O BOX 2052
JERSEY CITY  NJ  073039998                             30038.429            11.04%

FIRST CLEARING  LLC
A C 3626-7375
177 APPLEWOOD AVE
FCC AS CUSTODIAN
FARMINGTON  AR  727308642                              27089.174             9.96%

RAYMOND JAMES   ASSOC INC
FBO BARREIRA IRA
880 CARILLON PKWY
ST PETERSBURG  FL  33716                               15839.993             5.82%

GARTMORE INV DEST AGGRESSIVE FUND CLASS C
MERRILL LYNCH PIERCE FENNER & SMITH INC
4800 DEER LAKE DRIVE
FOR THE SOLE BENEFIT OF ITS CUSTOMERS
JACKSONVILLE  FL  32246                               984219.156            69.85%

A G EDWARDS   SONS
CUSTODIAN FOR
35 SCHOOL HOUSE ROAD
ROTH IRA ACCOUNT
OLD SAYBROOK  CT  064754034                           192344.154            13.65%

GARTMORE INV DEST AGGRESSIVE FUND SRV CLASS
NATIONWIDE TRUST COMPANY  FSB
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS  OH  432182029                              8886045.347            49.21%

NATIONWIDE INSURANCE COMPANY
QPVA
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS  OH  432182029                              8250231.125            45.69%

                                      182
--------------------------------------------------------------------------------

GARTMORE INV DEST CONSERVATIVE FUND CLASS A
MERRILL LYNCH PIERCE FENNER & SMITH INC
4800 DEER LAKE DRIVE
FOR THE SOLE BENEFIT OF ITS CUSTOMERS
JACKSONVILLE  FL  32246                                48716.115            24.92%

DELMAS P WOOD JR REVOCABLE TRUST
DELMAS P WOOD TRUSTEE
17515 DR BIRD RD
SANDY SPRING  MD  208601212                            13577.532             6.94%

GARTMORE INV DEST CONSERVATIVE FUND CLASS B
PERSHING LLC
P  O  BOX 2052
JERSEY CITY  NJ  073039998                             55543.556            31.44%

MERRILL LYNCH PIERCE FENNER & SMITH INC
4800 DEER LAKE DRIVE
FOR THE SOLE BENEFIT OF ITS CUSTOMERS
JACKSONVILLE  FL  32246                                46820.317            26.50%

A G EDWARDS   SONS
CUSTODIAN FOR
38101 GRANTLAND STREET
ROLLOVER IRA ACCOUNT
LIVONIA  MI  481505026                                 10644.288             6.03%

GARTMORE INV DEST CONSERVATIVE FUND CLASS C
MERRILL LYNCH PIERCE FENNER & SMITH INC
4800 DEER LAKE DRIVE
FOR THE SOLE BENEFIT OF ITS CUSTOMERS
JACKSONVILLE  FL  32246                               193463.339            43.40%

A G EDWARDS   SONS INC C F
JAMES J MCMAHON
560 MILL ROAD
TUCKAHOE  NJ  082703311                                30957.967             6.94%

WEDBUSH MORGAN SECURITIES
A C 6713-8943
1000 WILSHIRE BLVD
LOS ANGELES  CA  90017                                 28639.594             6.42%

GARTMORE INV DEST CONSERVATIVE FUND SRV CLASS

NATIONWIDE TRUST COMPANY  FSB
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS  OH  432182029                              4039315.497            63.16%

NATIONWIDE INSURANCE COMPANY
QPVA
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS  OH  432182029                              1902463.536            29.75%

                                      183
--------------------------------------------------------------------------------

BANK ONE TRUST
PO BOX 160
A/C 6800103525
WESTERVILLE  OH  430860160                            434067.271             6.79%

GARTMORE INV DEST MOD AGGRESSIVE FUND CLASS A

MERRILL LYNCH PIERCE FENNER & SMITH INC
4800 DEER LAKE DRIVE
FOR THE SOLE BENEFIT OF ITS CUSTOMERS
JACKSONVILLE  FL  32246                               731900.723            46.39%

DONALDSON LUFKIN JENRETTE
SECURITIES CORPORATION INC
P  O  BOX 2052
JERSEY CITY  NJ  073039998                            115106.436             7.30%

A G EDWARDS   SONS INC C F
LEE GRATTON STEELGRAVE
HC 69 BOX 599
BOLES  AR  729269520                                   83522.384             5.29%

GARTMORE INV DEST MOD AGGRESSIVE FUND CLASS B
MERRILL LYNCH PIERCE FENNER & SMITH INC
4800 DEER LAKE DRIVE
FOR THE SOLE BENEFIT OF ITS CUSTOMERS
JACKSONVILLE  FL  32246                               329100.825            37.35%

DONALDSON LUFKIN JENRETTE
SECURITIES CORPORATION INC
P  O  BOX 2052
JERSEY CITY  NJ  073039998                            128039.271            14.53%

FIRST CLEARING  LLC
A C 8389-6515
8531 W 61ST
FCC AS CUSTODIAN
TULSA  OK  741317303                                   88676.048            10.06%

A G EDWARDS   SONS
CUSTODIAN FOR
47 EDWARD DRIVE
IRA ACCOUNT
PEMBROKE  MA  023593261                                78594.531             8.92%

GARTMORE INV DEST MOD AGGRESSIVE FUND CLASS C
MERRILL LYNCH PIERCE FENNER & SMITH INC
4800 DEER LAKE DRIVE
FOR THE SOLE BENEFIT OF ITS CUSTOMERS
JACKSONVILLE  FL  32246                              2253080.468            66.16%

                                      184
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A G EDWARDS   SONS INC FBO
CHARLES M SPITZER
ONE NORTH JEFFERSON
A C 0583-189661
ST LOUIS  MO  631032287                                397176.51            11.66%

PERSHING LLC
P  O  BOX 2052
JERSEY CITY  NJ  073039998                            248730.742             7.30%
GARTMORE INV DEST MOD AGGRESSIVE FUND
SRV CLASS
NATIONWIDE TRUST COMPANY  FSB
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS  OH  432182029                             13719842.972            48.44%

NATIONWIDE INSURANCE COMPANY
QPVA
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS  OH  432182029                             13125180.059            46.34%

GARTMORE INV DEST MOD CONSERVATIVE FUND CLASS A
MERRILL LYNCH PIERCE FENNER & SMITH INC
4800 DEER LAKE DRIVE
FOR THE SOLE BENEFIT OF ITS CUSTOMERS
JACKSONVILLE  FL  32246                               247971.762            34.78%

DONALDSON LUFKIN JENRETTE
SECURITIES CORPORATION INC
P  O  BOX 2052
JERSEY CITY  NJ  073039998                            116393.766            16.32%

PATRICIA G MCGEE
1705 WAXHAW-MARVIN RD
WAXHAW  NC  28173                                      85973.001            12.06%

LPL FINANCIAL SERVICES
A C 2868-5713
9785 TOWNE CENTRE DRIVE
SAN DIEGO  CA  921211968                               56565.269             7.93%

GARTMORE INV DEST MOD CONSERVATIVE FUND CLASS B

MERRILL LYNCH PIERCE FENNER & SMITH INC
4800 DEER LAKE DRIVE
FOR THE SOLE BENEFIT OF ITS CUSTOMERS
JACKSONVILLE  FL  32246                               114704.491            39.88%

AG EDWARDS & SONS
C/F JAMES H MCCARTHY
177 SANDWICH ST
PLYMOUTH  MA  023602423                                28513.214             9.91%

FIRST CLEARING CORPORATION
A C 7665-1216
2524 HOMESTEAD
FCC AS CUSTODIAN
ENID  OK  737031647                                    21439.787             7.45%

                                      185
--------------------------------------------------------------------------------

PERSHING LLC
P  O  BOX 2052
JERSEY CITY  NJ  073039998                             18100.599             6.29%

GARTMORE INV DEST MOD CONSERVATIVE FUND CLASS C

MERRILL LYNCH PIERCE FENNER & SMITH INC
4800 DEER LAKE DRIVE
FOR THE SOLE BENEFIT OF ITS CUSTOMERS
JACKSONVILLE  FL  32246                               570016.701            53.56%

A G EDWARDS   SONS
CUSTODIAN FOR
9510A ROYALE DRIVE
IRA ACCOUNT
FT MYERS  FL  339055307                                90212.199             8.48%

WACHOVIA SECURITIES LLC FBO
MR F ALFRED FLEISCHUT
4009 BEECH ST
WILMINGTON  DE  198085701                              80100.043             7.53%

WEDBUSH MORGAN SECURITIES
A C 4584-2842
1000 WILSHIRE BLVD
LOS ANGELES  CA  90017                                 62719.492             5.89%

GARTMORE INV DEST MOD CONSERVATIVE FUND SRV CLASS

NATIONWIDE TRUST COMPANY FSB
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS  OH  432182029                              5037920.054            56.42%

NATIONWIDE INSURANCE COMPANY
QPVA
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS  OH  432182029                              3254893.296            36.45%

BANK ONE TRUST
PO BOX 160
A/C 6800103524
WESTERVILLE  OH  430860160                            599274.648             6.71%

GARTMORE INV DEST MODERATE FUND CLASS A

MERRILL LYNCH PIERCE FENNER & SMITH INC
4800 DEER LAKE DRIVE
FOR THE SOLE BENEFIT OF ITS CUSTOMERS
JACKSONVILLE  FL  32246                               553134.974            35.95%

DONALDSON LUFKIN JENRETTE
SECURITIES CORPORATION INC
PO BOX 2052
JERSEY CITY  NJ  073039998                            221856.723            14.42%

                                      186
--------------------------------------------------------------------------------

A G EDWARDS   SONS
CUSTODIAN FOR
3669 MELANIE LANE
ROLLOVER IRA ACCOUNT
CRETE  IL  60417                                      103208.972             6.71%

GARTMORE INV DEST MODERATE FUND CLASS B
MERRILL LYNCH PIERCE FENNER & SMITH INC
4800 DEER LAKE DRIVE
FOR THE SOLE BENEFIT OF ITS CUSTOMERS
JACKSONVILLE  FL  32246                               388008.964            47.33%

PERSHING LLC
P  O  BOX 2052
JERSEY CITY  NJ  073039998                             95189.914            11.61%

LPL FINANCIAL SERVICES
A C 6352-6311
9785 TOWNE CENTRE DRIVE
SAN DIEGO  CA  921211968                               58565.795             7.14%

A G EDWARDS   SONS
CUSTODIAN FOR
50 SMITH LANE
IRA ACCOUNT
KINGSTON  MA  023642263                                  41983.7             5.12%

GARTMORE INV DEST MODERATE FUND CLASS C

MERRILL LYNCH PIERCE FENNER & SMITH INC
4800 DEER LAKE DRIVE
FOR THE SOLE BENEFIT OF ITS CUSTOMERS
JACKSONVILLE  FL  32246                              2387013.564            69.23%

A G EDWARDS   SONS INC C F
SHARON L BAKKER
8155 BROOKSIDE GLEN DR
TINLEY PARK  IL  604777190                            302690.229             8.78%

PERSHING LLC
P O  BOX 2052
JERSEY CITY  NJ  073039998                            183268.628             5.32%

GARTMORE INV DEST MODERATE FUND SRV CLASS

NATIONWIDE TRUST COMPANY FSB
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS  OH  432182029                             12308123.953            41.75%

NATIONWIDE INSURANCE COMPANY
QPVA
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS  OH  432182029                             10558595.273            35.82%

                                      187
--------------------------------------------------------------------------------

BANK ONE TRUST
PO BOX 160
A/C 6800103523
WESTERVILLE  OH  430860160                           6394011.464            21.69%

GARTMORE LARGE CAP VALUE FUND CLASS A

NATIONWIDE PENSIONS MANAGED
PERSONAL PORTOLIO SERIES 1
1200 RIVER RD
CONSHOHOCKEN  PA  19428                              2120256.805            91.21%

GARTMORE LARGE CAP VALUE FUND CLASS B
LELANIE L ALLEN
6641 CROSS BOW LN
NEW PORT RICHEY  FL  34653                              4646.108             6.19%

MERRILL LYNCH PIERCE FENNER & SMITH INC
4800 DEER LAKE DRIVE
FOR THE SOLE BENEFIT OF ITS CUSTOMERS
JACKSONVILLE  FL  32246                                  4526.54             6.03%

GARTMORE LARGE CAP VALUE FUND CLASS C
MERRILL LYNCH PIERCE FENNER & SMITH INC
4800 DEER LAKE DRIVE
FOR THE SOLE BENEFIT OF ITS CUSTOMERS
JACKSONVILLE  FL  32246                                25923.528            72.46%

GARTMORE LONG-SHORT EQUITY PLUS FUND CLASS A
CHARLES SCHWAB & CO INC
SPECIAL CUSTODY ACCT FBO CUSTOMERS
101 MONTGOMERY STREET
SAN FRANCISCO  CA  94104                              435840.076            18.69%

MERRILL LYNCH PIERCE FENNER & SMITH INC
4800 DEER LAKE DRIVE
FOR THE SOLE BENEFIT OF ITS CUSTOMERS
JACKSONVILLE  FL  32246                               332755.461            14.27%

NFSC FEBO    613-281883
FMT CO CUST SEPP IRA
561 KEYSTONE AVE   328
RENO  NV  89503                                       157143.498             6.74%

GARTMORE LONG-SHORT EQUITY PLUS FUND CLASS B
MERRILL LYNCH PIERCE FENNER & SMITH INC
4800 DEER LAKE DRIVE
FOR THE SOLE BENEFIT OF ITS CUSTOMERS
JACKSONVILLE  FL  32246                                35831.708            98.78%

GARTMORE LONG-SHORT EQUITY PLUS FUND CLASS C

MERRILL LYNCH PIERCE FENNER & SMITH INC
4800 DEER LAKE DRIVE
FOR THE SOLE BENEFIT OF ITS CUSTOMERS
JACKSONVILLE  FL  32246                                 141790.1            93.58%

                                      188
--------------------------------------------------------------------------------

GARTMORE MICRO CAP EQUITY FUND CLASS A

PERSHING LLC
P  O  BOX 2052
JERSEY CITY  NJ 07303-9998  033                       386630.762            24.35%

MERRILL LYNCH PIERCE FENNER & SMITH INC
4800 DEER LAKE DRIVE
FOR THE SOLE BENEFIT OF ITS CUSTOMERS
JACKSONVILLE  FL  32246                               381593.964            24.03%

LEHMAN BROTHERS  INC
743-15144-26
70 HUDSON STREET  7TH FLOOR
JERSEY CITY  NJ 07302                                 283673.087            17.87%

PERSHING LLC
P  O  BOX 2052
JERSEY CITY  NJ  073039998                            103681.935             6.53%

CHARLES SCHWAB & CO INC
SPECIAL CUSTODY ACCT FBO CUSTOMERS
101 MONTGOMERY STREET
SAN FRANCISCO  CA  94104                               90545.724             5.70%

GARTMORE MICRO CAP EQUITY FUND CLASS B

MERRILL LYNCH PIERCE FENNER & SMITH INC
4800 DEER LAKE DRIVE
FOR THE SOLE BENEFIT OF ITS CUSTOMERS
JACKSONVILLE  FL  32246                                88713.346            61.54%

A G EDWARDS   SONS INC FBO
PHYLLIS GRISSINGER
ONE NORTH JEFFERSON
ST LOUIS  MO  631032287                                10048.967             6.97%

GARTMORE MICRO CAP EQUITY FUND CLASS C

MERRILL LYNCH PIERCE FENNER & SMITH INC
4800 DEER LAKE DRIVE
FOR THE SOLE BENEFIT OF ITS CUSTOMERS
JACKSONVILLE  FL  32246                               448943.983            82.58%

A G EDWARDS   SONS INC C F
DONALD N MEI JR
23 KINGS LANE
ESSEX  CT  064261011                                   29201.995             5.37%

PERSHING LLC
P  O  BOX 2052
JERSEY CITY  NJ  073039998                             27236.478             5.01%

GARTMORE MICRO CAP EQUITY FUND INST CLASS

NATIONWIDE INSURANCE COMPANY
PO BOX 182029
C/O PAM SMITH 01-32-05
COLUMBUS  OH  432182029                                   180000           100.00%

                                      189
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GARTMORE MICRO CAP EQUITY FUND INST SRV CLASS

NATIONWIDE INSURANCE COMPANY
PO BOX 182029
C/O PAM SMITH 01-32-05
COLUMBUS  OH  432182029                                     5000           100.00%

GARTMORE MID CAP GROWTH FUND CLASS A

W.G. JURGENSEN
ONE NATIONWIDE PLAZA 1-37-04
COLUMBUS  OH  43215                                    21676.301            25.71%

MERRILL LYNCH PIERCE FENNER & SMITH INC
4800 DEER LAKE DRIVE
FOR THE SOLE BENEFIT OF ITS CUSTOMERS
JACKSONVILLE  FL  32246                                18204.749            21.59%

ROBERT D GLISE
9245 KELLY LAKE DR
CLARKSTON  MI  48348                                   10121.457            12.00%

A G EDWARDS   SONS INC C F
EROL UNER
1421 YORKSHIRE LANE
SCHAUMBURG  IL  601944054                               9696.551            11.50%

CHRISTIAN G GRIECO
31 MCMILLEN PL
DELMAR  NY  12054                                       6499.469             7.71%

FRANK L DRAY
PO BOX 1343
KING  NC  27021                                         4470.267             5.30%

GARTMORE MID CAP GROWTH FUND CLASS B

MERRILL LYNCH PIERCE FENNER & SMITH INC
4800 DEER LAKE DRIVE
FOR THE SOLE BENEFIT OF ITS CUSTOMERS
JACKSONVILLE  FL  32246                                  2126.52            46.45%

MELISSA P ARTHUR
2191 RIVER RD
SOUTH BOSTON  VA  24592                                  635.983            13.89%

LINDA LISBOA
2553 WILLOWSPRING CT
CINCINNATI  OH  452311166                                587.783            12.84%

PERSHING LLC
P  O  BOX 2052
JERSEY CITY  NJ  073039998                               380.474             8.31%

                                      190
--------------------------------------------------------------------------------

DARRYL J BUMBAUGH
6063 MOLLY PITCHER HWY
CHAMBERSBURG  PA  17201                                  346.909             7.58%

GARTMORE MID CAP GROWTH FUND CLASS C

MERRILL LYNCH PIERCE FENNER & SMITH INC
4800 DEER LAKE DRIVE
FOR THE SOLE BENEFIT OF ITS CUSTOMERS
JACKSONVILLE  FL  32246                                29369.916            99.74%

GARTMORE MID CAP GROWTH FUND INST CLASS

NATIONWIDE MUTUAL INSURANCE COMPANY
1200 RIVER RD
CONSHOHOCKEN  PA  19428                                 99848.14           100.00%

GARTMORE MILLENNIUM GROWTH FUND CLASS C

ASHLAND UNIVERSITY
LOREN DEAN & HELEN L WHITE CHAR TRUST I
401 COLLEGE AVE
ASHLAND  OH  44805                                      1530.181            23.52%

GRACE A DIPPEL
12601 ENCINO DR
MANCHACA  TX  78652                                      766.595            11.78%

RANDY D GROSS
2559 BAUMGARDNER RD
KEYMAR  MD  21757                                        706.714            10.86%

MICHAEL T EMMONS
TAYLOR WILLIAM EMMONS TRUST
23 BRIDGTON RD
C/O MARY TALIENTO
WESTBROOK  ME  04092                                     605.327             9.30%

EILEEN N HOELZER
4404 VENICE RD
SANDUSKY  OH  448701562                                  375.876             5.78%

TOD J SAMUELS
13202 TURKEY ROOST DR
MANCHACA  TX  786523068                                  333.265             5.12%

GARTMORE MILLENNIUM GROWTH FUND CLASS A

NATIONWIDE LIFE INSURANCE CO
QPVA
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS  OH  432182029                               150667.072            26.32%

NATIONWIDE TRUST COMPANY  FSB
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS  OH  432182029                                 70178.11            12.26%

                                      191
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GARTMORE MONEY MARKET FUND INST CLASS

NATIONWIDE LIFE INSURANCE CO
QPVA
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS  OH  432182029                             641313289.21            55.52%

NATIONWIDE TRUST COMPANY  FSB
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS  OH  432182029                             504716029.94            43.69%

GARTMORE MONEY MARKET FUND PRIME SHARES
CHARLES M ZEMAN
TINA M ZEMAN
22971 RYE CREEK RD
KIRKSVILLE  MO  63501                                   52284.26            38.49%

HOPE ETERNAL UNITED METHODIST CHURCH
PO BOX 38
NEWPORT  PA  17074                                      29240.96            21.53%

JOAN H PAOLOTTO
11 SLEEPY HOLLOW
ROCHESTER  NY  14624                                    11581.07             8.53%

FRANKIE BOBEY
JOANNE BOBEY
5533 BEECHWOOD AVE
MAPLE HEIGHTS  OH  44137                                11393.56             8.39%

ELLEN R GRIMM
29 CRAVEN AVE
CHARLESTON  SC  29407                                   10013.85             7.37%

NATIONWIDE LIFE INSURANCE CO
DCVA
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS  OH  432182029                            133072790.997            33.28%

NATIONWIDE TRUST COMPANY FSB
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS  OH  432182029                              28492047.92             7.13%

GARTMORE MONEY MARKET FUND SERVICE CLASS

NATIONWIDE INSURANCE COMPANY
NWVA
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS  OH  432182029                               7808223.76            98.77%

                                      192
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GARTMORE MORLEY CAP ACCUMULATION FUND CLASS A

LPL FINANCIAL SERVICES
A C 2566-3499
9785 TOWNE CENTRE DRIVE
SAN DIEGO  CA  921211968                                2912.895            43.54%

LUCIA PALUMBO
1580 2ND ST
WEST BABYLON  NY  117045073                             2429.484            36.31%

NORMA L WILSON
166 CORBINS MILL DR
DUBLIN  OH  430171397                                    907.781            13.57%

GARTMORE MORLEY CAP ACCUMULATION FUND SRV CLASS

NATIONWIDE TRUST COMPANY FSB
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS  OH  432182029                              8364790.223            40.79%

NFSC FEBO    279-081159
NATIONAL FIDUCIARY SVCS NA
10411 WESTHEIMER RD STE 200
HOUSTON  TX  77042                                   1927880.173             9.40%

CIRCLE TRUST CO  CUST FOR
FTJC QUALIFIED OMNIBUS ACCOUNT
ONE STATION PLACE
STAMFORD  CT  06902                                  1859407.459             9.07%

NATIONWIDE INSURANCE COMPANY
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS  OH  432182029                              1727724.057             8.43%

GARTMORE MORLEY CAP ACCUMULATION FUND INST CLASS

CAPINCO
PO BOX 1787
C/O US BANK
MILWAUKEE  WI  532011787                             1681645.205            31.33%

NFSC FEBO    HDS-001384
NFS FMTC ROLLOVER IRA
1237 NORTH LAKEVIEW DRIVE
PALATINE  IL  60067                                  1123228.475            20.93%

SECURITY TRUST COMPANY AS TTEE
GORDMAN'S SAVINGS PLUS PLAN
2390 EAST CAMELBACK RD STE 240
PHOENIX  AZ  85016                                    296913.897             5.53%

SEI PRIVATE TRUST COMPANY
C O FIRST TENNESSEE BANK
ONE FREEDOM VALLEY DRIVE
OAKS  PA  19456                                       291937.222             5.44%

                                      193
--------------------------------------------------------------------------------

GARTMORE MORLEY CAP ACCUMULATION FUND IRA CLASS

NFSC FEBO    579-266647
FMT CO CUST IRA ROLLOVER
215 ANHINGA LN
JUPITER  FL  33458                                  10856188.383            25.66%

CHARLES SCHWAB & CO INC
SPECIAL CUSTODY
101 MONTGOMERY ST
ATTN  MUTUAL FUNDS
SAN FRANCISCO  CA  941044122                         4306495.361            10.18%

LPL FINANCIAL SERVICES
A C 2014-2856
9785 TOWNE CENTRE DRIVE
SAN DIEGO  CA  921211968                             3282732.948             7.76%

A G EDWARDS   SONS
CUSTODIAN FOR
12237 RAMBLING RD
ROLLOVER IRA ACCOUNT
HOMER GLEN  IL  604419213                            3137190.515             7.42%

DONALDSON LUFKIN JENRETTE
SECURITIES CORPORATION INC
P  O  BOX 2052
JERSEY CITY  NJ  073039998                           2399914.081             5.67%

RBC DAIN RAUSCHER CUSTODIAN
MARGARET R THORMAN
78585 VISTA DEL SOL
INDIVIDUAL RETIREMENT ACCOUNT
INDIAN WELLS  CA  92210                              2360536.434             5.58%

GARTMORE MORLEY ENHANCED INCOME FUND INST CLASS

INVESTOR DESTINATIONS MODERATE FUND
3435 STELZER RD
COLUMBUS  OH  432196004                              6646144.413            36.13%

INVESTOR DESTINATION CONSERVATIVE 3435 STELZER RD
COLUMBUS  OH  43219                                   5655775.61            30.74%

INVESTOR DESTINATIONS MODERATELY CONSERVATIVE
3435 STELZER RD
C/O BISYS FUND SERV L  FRYSINGER
COLUMBUS  OH  432196004                              4658181.781            25.32%

INVESTOR DESTINATIONS MODERATELY AGGRESSIVE
3435 STELZER RD
C/O BISYS FUND SERV L  FRYSINGER
COLUMBUS  OH  432196004                              1424073.102             7.74%

                                      194
--------------------------------------------------------------------------------

GARTMORE MORLEY ENHANCED INCOME FUND INST SRV CLASS

NATIONWIDE PENSIONS MANAGED
PERSONAL PORTFOLIO SERIES 1
1200 RIVER RD
CONSHOHOCKEN  PA  19428                               964741.443            99.88%

GARTMORE MORLEY ENHANCED INCOME FUND
CLASS A
PERSHING LLC
P  O  BOX 2052
JERSEY CITY  NJ  073039998                            107652.255            41.18%

NATIONWIDE TRUST COMPANY  FSB
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS  OH  432182029                                81607.144            31.21%

GARTMORE NATIONWIDE FUND CLASS A

NFSC FEBO    Y99-505102
FIDELITY SERVICE COMPANY
82 DEVONSHIRE ST V11C
PORTFOLIO ADVISORY SERVICES
BOSTON  MA  02109                               29251632.5740003            91.22%

GARTMORE NATIONWIDE FUND CLASS C

MERRILL LYNCH PIERCE FENNER & SMITH INC
4800 DEER LAKE DRIVE
FOR THE SOLE BENEFIT OF ITS CUSTOMERS
JACKSONVILLE  FL  32246                                21450.189            45.34%

FRANKIE BOBEY
JOANNE BOBEY
5533 BEECHWOOD AVE
MAPLE HEIGHTS  OH  44137                                3367.108             7.12%

WAYNE D SYNOTT
1122 FLORIDA AVE
WEST PALM BEACH  FL  33401                              2706.501             5.72%

ASHLAND UNIVERSITY
LOREN DEAN & HELEN L WHITE CHAR TRUST I
401 COLLEGE AVE
ASHLAND  OH  44805                                      2659.643             5.62%
GARTMORE NATIONWIDE FUND CLASS D

NATIONWIDE LIFE INSURANCE CO
DCVA
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS  OH  432182029                             22812858.315            33.37%

                                      195
--------------------------------------------------------------------------------

GARTMORE NATIONWIDE FUND INST SRV CLASS

NATIONWIDE LIFE INSURANCE CO
QPVA- EISP
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS  OH  432182029                              3095378.209           100.00%

GARTMORE NATIONWIDE LEADRS FUND INST SRV CLASS

NATIONWIDE LIFE INSURANCE
PO BOX 182029
C/O PAM SMITH 01-32-05
COLUMBUS  OH  432182029                               160900.407           100.00%

GARTMORE NATIONWIDE LEADERS FUND CLASS A

NATIONWIDE INSURANCE COMPANY
PO BOX 182029
C/O PAM SMITH 01-32-05
COLUMBUS  OH  432182029                                25112.991            21.45%

HOWAN M HSU
9414 AVEMORE CT
DUBLIN  OH  43017                                       9945.739             8.49%

SHIRLEY A LAMBERT
47670 WATSON RD
SAINT CLAIRSVILLE  OH  43950                            9258.247             7.91%

W.G. JURGENSEN
ONE NATIONWIDE PLAZA 1-37-04
COLUMBUS  OH  43215                                     8802.817             7.52%

MERRILL LYNCH PIERCE FENNER & SMITH INC
4800 DEER LAKE DRIVE
FOR THE SOLE BENEFIT OF ITS CUSTOMERS
JACKSONVILLE  FL  32246                                 6768.525             5.78%

GARTMORE NATIONWIDE LEADERS FUND CLASS B

NATIONWIDE INSURANCE COMPANY
PO BOX 182029
C/O PAM SMITH 01-32-05
COLUMBUS  OH  432182029                                25037.858            79.80%

GARTMORE NATIONWIDE LEADERS FUND CLASS C

NATIONWIDE INSURANCE COMPANY
PO BOX 182029
C/O PAM SMITH 01-32-05
COLUMBUS  OH  432182029                                25037.975            81.72%

STEPHENS INC  FBO
39257216
111 CENTER STREET
LITTLE ROCK  AR  72201                                  2404.069             7.85%

                                      196
--------------------------------------------------------------------------------

GARTMORE TAX-FREE INCOME FUND CLASS A
MARY M DAIS
WILLIAM F DAIS
910 BUCKEYE ST
GENOA  OH  434301523                                   36866.359             5.01%

GARTMORE TAX-FREE INCOME FUND CLASS X

JOHN B REESE
GRACEANN REESE
15554 COUNTY RD
NAPOLEON  OH  435456701                                44701.767             6.85%

GARY R PLOSKINA
PAUL ROBERT PLOSKINA
2634 5TH AVE
MC KEESPORT  PA  151321137                             39917.805             6.12%

ELSIE S ADKINS
4315 DICKINSON AVE EXT
GREENVILLE  NC  278340878                              38522.313             5.90%

GARTMORE TAX-FREE INCOME FUND CLASS Y
HAROLD W HOWARD
MEYEARLINE HOWARD
RT 2 BOX 571
SAINT GEORGE  GA  31562                                17048.669            35.56%

CONSTANCE P COURTLAND
JOHN W COURTLAND
8592 ROSWELL RD
ATLANTA  GA  30350                                      4946.073            10.32%

JOHN ALEXANDER PHILLIPS
LUCILLE PHILLIPS
12707 PLEASANT GRV
CYPRESS  TX  77429                                      4683.897             9.77%

MERRILL LYNCH PIERCE FENNER & SMITH INC
4800 DEER LAKE DRIVE
FOR THE SOLE BENEFIT OF ITS CUSTOMERS
JACKSONVILLE  FL  32246                                 4255.576             8.88%

POLLY A HOPKINS
306 ANITA DR
WESTMINSTER  MD  21157                                  3052.993             6.37%

YOLANDA S RHODES
569 SW 11TH ST
BELLE GLADE  FL  33430                                  2953.754             6.16%

E JANE MOFFITT
DONALD E MOFFITT
2200 ROAD 7
WEST LIBERTY  OH  43357                                  2430.98             5.07%

                                      197
--------------------------------------------------------------------------------

GARTMORE U.S. GROWTH LEADERS FUND CLASS A

MERRILL LYNCH PIERCE FENNER & SMITH INC
4800 DEER LAKE DRIVE
FOR THE SOLE BENEFIT OF ITS CUSTOMERS
JACKSONVILLE  FL  32246                               314818.053            22.61%

LPL FINANCIAL SERVICES
A C 5008-7606
9785 TOWNE CENTRE DRIVE
SAN DIEGO  CA  921211968                              242703.439            17.43%

NATIONWIDE LIFE INSURANCE CO
QPVA
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS  OH  432182029                               155173.669            11.14%

NFSC FEBO    BWD-906255
NFS FMTC ROTH IRA
P O  BOX 2008
POCATELLO  ID  83206                                   76147.286             5.47%

NATIONWIDE MUTUAL INSURANCE COMPANY
SEED ACCOUNT
1200 RIVER ROAD
CONSHOHOCKEN  PA  194282436                            69853.376             5.02%

GARTMORE U.S. GROWTH LEADERS FUND CLASS B

NATIONWIDE MUTUAL INSURANCE COMPANY
SEED ACCOUNT
1200 RIVER ROAD
CONSHOHOCKEN  PA  194282436                            69864.518            26.36%

FIRST CLEARING CORPORATION
A C 5498-4963
105 LAKEVIEW DRIVE
OR SUCCESSORS TR GAVIN J AND
HARTFORD CITY  IN  473488727                           60271.122            22.74%

MERRILL LYNCH PIERCE FENNER & SMITH INC
4800 DEER LAKE DRIVE
FOR THE SOLE BENEFIT OF ITS CUSTOMERS
JACKSONVILLE  FL  32246                                 16909.42             6.38%

GARTMORE U.S. GROWTH LEADERS FUND CLASS C

MERRILL LYNCH PIERCE FENNER & SMITH INC
4800 DEER LAKE DRIVE
FOR THE SOLE BENEFIT OF ITS CUSTOMERS
JACKSONVILLE  FL  32246                                 86158.51            34.50%

BERNARD J DUNN REV LIV TR
DTD 3/23/92
21635 FOXCROFT RD
MIDDLEBURG  VA  20117                                      58589            23.46%

                                      198
--------------------------------------------------------------------------------

FAHNESTOCK CO INC   FBO
G871364654
10401 STRTHMORE PARK CT 104
FBO DAGMARA M BOBIENI IRA
N BETHESDA  MD  20852                                  50602.619            20.26%

PERSHING LLC
P  O  BOX 2052
JERSEY CITY  NJ  073039998                             18002.874             7.21%

GARTMORE U.S. GROWTH LEADERS FUND INST SRV CLASS

NATIONWIDE INSURANCE COMPANY
QPVA
PO BOX 182029
COLUMBUS  OH  432182029                               920498.907            92.95%

NATIONWIDE MUTUAL INSURANCE COMPANY
SEED ACCOUNT
1200 RIVER ROAD
CONSHOHOCKEN  PA  194282436                            69845.886             7.05%

GARTMORE VALUE OPPORTUNITIES FUND CLASS A

NATIONWIDE INSURANCE COMPANY
QPVA
PO BOX 182029
COLUMBUS  OH  432182029                               196325.538            23.84%

DONALDSON LUFKIN JENRETTE
SECURITIES CORPORATION INC
PO BOX 2052
JERSEY CITY  NJ  073032052                            159734.001            19.40%

MCB TRUST SERVICES CUST  FBO
BC ZIEGLER AND COMPANY 401K
SUITE 300
DENVER  CO  80202                                     104050.164            12.64%

GARTMORE VALUE OPPORTUNITIES FUND CLASS B

DONALDSON LUFKIN JENRETTE
SECURITIES CORPORATION INC
PO BOX 2052
JERSEY CITY  NJ  073032052
                                                           34127            18.76%
GARTMORE VALUE OPPORTUNITIES FUND CLASS C

MERRILL LYNCH PIERCE FENNER & SMITH INC
4800 DEER LAKE DRIVE
FOR THE SOLE BENEFIT OF ITS CUSTOMERS
JACKSONVILLE  FL  32246                                14208.196            50.57%

ASHLAND UNIVERSITY
LOREN DEAN & HELEN L WHITE CHAR TRUST I
401 COLLEGE AVE
ASHLAND  OH  44805                                      3622.713            12.89%

A G EDWARDS SONS INC C F
ROBERT L HANSON
15337 BOWSPRIT
CORPUS CHRIST  TX  784186323                            3582.525            12.75%

                                      199
--------------------------------------------------------------------------------

GARTMORE VALUE OPPORTUNITIES FUND INST SRV CLASS

NATIONWIDE LIFE INSURANCE CO
QPVA
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS  OH  432182029                               875760.706            55.06%

CHARLES SCHWAB & CO INC
SPECIAL CUSTODY ACCT FBO CUSTOMERS
101 MONTGOMERY STREET
SAN FRANCISCO  CA  94104                              589163.343            37.04%

MORGAN STANLEY DEAN WITTER INC
220 PARK STREET SUITE 220
BIRMINGHAM  MI  48009                                 125551.531             7.89%

GARTMORE WORLDWIDE LEADERS FUND CLASS A

CHARLES SCHWAB & CO INC
SPECIAL CUSTODY ACCT FBO CUSTOMERS
101 MONTGOMERY STREET
SAN FRANCISCO  CA  94104                             1417265.507            28.74%

NFSC FEBO X64-307769
THEODORE ZHU
28942 GLEN RDG
MISSION VIEJO  CA  926924307                          366244.096             7.43%

GARTMORE WORLDWIDE LEADERS FUND CLASS B

RAYMOND JAMES   ASSOC INC
FBO DARSNEY IRA
880 CARILLON PKWY
ST PETERSBURG  FL  33716                                6673.996            47.50%

GARTMORE GLOBAL ASSET MANAGEMENT
SEED ACCOUNT
1200 RIVER RD
CONSHOHOCKEN  PA  194282436                              1669.45            11.88%

JAVIER ALFONSO
22 ROBERTSON AVE
WHITE PLAINS  NY  10606                                  928.399             6.61%

WILLIAM ZIMMERMAN
1 WESLEY DR
HOCKESSIN  DE  197079620                                 886.979             6.31%

GARTMORE WORLDWIDE LEADERS FUND CLASS C

ASHLAND UNIVERSITY
LOREN DEAN & HELEN L WHITE CHAR TRUST I
401 COLLEGE AVE
ASHLAND  OH  44805                                      1353.122            49.10%

                                      200
--------------------------------------------------------------------------------

IRA M FOWLER
632 OLD AUGUSTA RD
GREENVILLE  SC  29605                                    805.301            29.22%

CINDY FASTOW
3216 STOCKTON PL
HOLLAND  PA  18966                                       214.286             7.78%

SANDRA S REYES
JOSE A REYES
PO BOX 17081
AUSTIN  TX  78760                                         150.15             5.45%

GARTMORE WORLDWIDE LEADERS FUND INST SRV CLASS

NATIONWIDE INSURANCE COMPANY
QPVA
PO BOX 182029
COLUMBUS  OH  432182029                               212283.566            99.24%

NORTHPOINTE SMALL CAP VALUE FUND

HUDSON- WEBBER FOUNDATION
333 W FORT ST STE 1310
DETROIT  MI  48226                                    758373.416            28.18%

COMMUNITY HEALTH PARTNERS
OF OHIO DEFINED BENEFIT PENSION
3700 KOLBE RD
LORAIN  OH  44053                                     498232.899            18.51%

WACHOVIA BANK NA
123 S BROAD ST
FBO THE J MARION SIMS FOUNDATION INC
PHILADELPHIA  PA  19109                               421002.648            15.64%

GARRETT EVANGELICAL THEOLOGICAL SEMINARY
2121 SHERIDAN RD
EVANSTON  IL  60201                                   380333.301            14.13%

INTERNATIONAL ASSOCIATION OF MACHINIST
AND AEROSPACE WORKERS LOCAL 2848
30700 TELEGRAPH STE 4601 PO BOX 3039
BHAM  MI  48012                                       150764.388             5.60%

NATIONWIDE BOND INDEX FUND CLASS A

NATIONWIDE INSURANCE COMPANY
QPVA
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS  OH  432182029                              3327151.501            88.27%

NATIONWIDE TRUST COMPANY  FSB
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS  OH  432182029                               396130.812            10.51%

                                      201
--------------------------------------------------------------------------------

NATIONWIDE BOND INDEX FUND CLASS B

VALERIE FOLLETT
122 INDIAN TRAIL S
WAKEFIELD  RI  02879                                    7326.341            27.74%

H DOUGLAS CHAFFIN
4215 BREST RD
NEWPORT  MI  48166                                      4232.887            16.03%

STEVEN J EICHENBERG
21157 CIRCLE DRIVE
REED CITY  MI  49677                                    2484.559             9.41%

PERSHING LLC
P  O  BOX 2052
JERSEY CITY  NJ  073039998                              1768.248             6.70%

DAVID R BUNNELL
5 WETOMACHICK AVE
WESTERLY  RI  02891                                     1630.542             6.17%

JOHN J DANIELS
12911 SAPPHIRE PKY
HOLLAND  MI  49424                                      1355.111             5.13%

NATIONWIDE BOND INDEX FUND INST CLASS

INVESTOR DESTINATIONS MODERATE FUND
3435 STELZER RD
COLUMBUS  OH  432196004                             18636244.619            38.47%

INVESTOR DESTINATIONS MODERATELY CONSERVATIVE
3435 STELZER RD
C/O BISYS FUND SERV L  FRYSINGER
COLUMBUS  OH  432196004                             10969603.133            22.64%

INVESTOR DESTINATION CONSERVATIVE
3435 STELZER RD
COLUMBUS  OH  43219                                  8040330.643            16.60%

INVESTOR DESTINATIONS MODERATELY AGGRESSIVE
3435 STELZER RD
C/O BISYS FUND SERV L  FRYSINGER
COLUMBUS  OH  432196004                               7188231.17            14.84%

NATIONWIDE LIFE INSURANCE CO
QPVA
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS  OH  432182029                              2555466.345             5.27%

                                      202
--------------------------------------------------------------------------------

NATIONWIDE INTERNATIONAL INDEX FUND CLASS A

NATIONWIDE INSURANCE COMPANY
QPVA
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS  OH  432182029                              2172198.951            87.04%

NATIONWIDE TRUST COMPANY  FSB
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS  OH  432182029                               221905.159             8.89%

NATIONWIDE INTERNATIONAL INDEX FUND CLASS B

DONALDSON LUFKIN JENRETTE
SECURITIES CORPORATION INC
P  O  BOX 2052
JERSEY CITY  NJ  073039998                              3370.714            17.40%

FIRST CLEARING  LLC
A C 7192-1985
2209 S 130TH E AVE
TULSA  OK  741341003                                     2258.38            11.66%

MELISSA K FREY
104 HAWK NEST TRL
PITTSBORO  NC  27312                                    1415.276             7.31%

NATIONWIDE INTERNATIONAL INDEX FUND INST CLASS

INVESTOR DESTINATIONS MODERATELY
AGGRESSIVE
3435 STELZER RD
C/O BISYS FUND SERV L  FRYSINGER
COLUMBUS  OH  432196004                             20908295.298            33.91%

INVESTOR DESTINATIONS MODERATE FUND
3435 STELZER RD
COLUMBUS  OH  432196004                             19557386.798            31.72%

INVESTOR DESTINATIONS AGGRESSIVE FUND
3435 STELZER RD
COLUMBUS  OH  43219                                 11095213.708            18.00%

INVESTOR DESTINATIONS MODERATELY CONSERVATIVE
3435 STELZER RD
C/O BISYS FUND SERV L  FRYSINGER
COLUMBUS  OH  432196004                              5497146.977             8.92%

NATIONWIDE LARGE CAP GROWTH FUND CLASS A

NATIONWIDE LIFE INSURANCE CO
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS  OH  432182029                              2948957.428            92.20%

                                      203
--------------------------------------------------------------------------------

NATIONWIDE LARGE CAP GROWTH FUND CLASS C

MERRILL LYNCH PIERCE FENNER & SMITH INC
4800 DEER LAKE DRIVE
FOR THE SOLE BENEFIT OF ITS CUSTOMERS
JACKSONVILLE  FL  32246                                  1359.73            19.57%

JERRI JO TARANTINO
AGOSTINO TARANTINO
6116 PEPPERGRASS CT
WESTERVILLE  OH  43082                                  1221.723            17.58%

ASHLAND UNIVERSITY
LOREN DEAN & HELEN L WHITE CHAR TRUST I
401 COLLEGE AVE
ASHLAND  OH  44805                                      1058.156            15.23%

GRACE A DIPPEL
12601 ENCINO DR
MANCHACA  TX  78652                                      1027.84            14.79%

GLENDA J SIGLER
2950 CONSOUL RD
SCHENECTADY  NY  123041940                               463.499             6.67%

IRA M FOWLER
632 OLD AUGUSTA RD
GREENVILLE  SC  29605                                    439.063             6.32%

NATIONWIDE LARGE CAP GROWTH FUND INST SRV CLASS

NATIONWIDE LIFE INSURANCE CO
PO BOX 182029
C/O IPO  PORTFOLIO ACCOUNTING
COLUMBUS  OH  432182029                                   15.136            62.59%

NATIONWIDE TRUST COMPANY
PARTICIPATING RETIREMENT PLANS
PO BOX 182029
COLUMBUS  OH  432182029                                    9.048            37.41%

NATIONWIDE MID CAP MARKET INDEX FUND CLASS A

NATIONWIDE INSURANCE COMPANY
QPVA
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS  OH  432182029                              2476333.019            68.58%

NATIONWIDE TRUST COMPANY  FSB
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS  OH  432182029                              1061031.321            29.38%

                                      204
--------------------------------------------------------------------------------

NATIONWIDE MID CAP MARKET INDEX FUND CLASS B

FIRST CLEARING  LLC
A C 2082-5922
317 NW LASALLE DR
BRENDA S COMPTON JTWROS
BENTONVILLE  AR  727124466                              9251.975            32.71%

NFSC FEBO    A3K-002607
NFS FMTC IRA
60 CATTUS STREET
TOMS RIVER  NJ  08753                                   5475.389            19.36%

DONALDSON LUFKIN JENRETTE
SECURITIES CORPORATION INC
P  O  BOX 2052
JERSEY CITY  NJ  073039998                              3463.355            12.25%

NATIONWIDE MID CAP MARKET INDEX FUND CLASS C

RAYMOND JAMES   ASSOC INC
FBO CRUMP RIRA
880 CARILLON PKWY
ST PETERSBURG  FL  33716                                1749.781            95.45%

NATIONWIDE MID CAP MARKET INDEX FUND INST CLASS

INVESTOR DESTINATIONS CONSERVATIVE
3435 STELZER RD
C/O BISYS FUND SERV L FRYSINGER
COLUMBUS  OH  43219                                 10652480.419            46.09%

NSAT
INVESTOR DESTINATIONS MODERATE FUND
3435 STELZER RD
COLUMBUS  OH  432196004                              4489836.263            19.43%

NSAT
INVESTOR DESTINATIONS MODERATELY
3435 STELZER RD
C/O BISYS FUND SERV L  FRYSINGER
COLUMBUS  OH  432196004                              3304001.975            14.30%

NSAT
INVESTOR DESTINATIONS MODERATELY
3435 STELZER RD
C/O BISYS FUND SERV L  FRYSINGER
COLUMBUS  OH  432196004                              2141781.823             9.27%

NATIONWIDE LIFE INSURANCE CO
QPVA
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS  OH  432182029                              1686182.304             7.30%

                                      205
--------------------------------------------------------------------------------

NATIONWIDE S&P 500 INDEX FUND CLASS B

MERRILL LYNCH PIERCE FENNER & SMITH INC
4800 DEER LAKE DRIVE
FOR THE SOLE BENEFIT OF ITS CUSTOMERS
JACKSONVILLE  FL  32246                                37623.231             8.82%

FIRST CLEARING  LLC
A C 2095-8893
3648 S GARY PLACE
FCC AS CUSTODIAN
TULSA  OK  741053604                                   34742.067             8.14%

NATIONWIDE S&P 500 INDEX FUND CLASS C
RAYMOND JAMES   ASSOC INC
FBO CRUMP RIRA
880 CARILLON PKWY
ST PETERSBURG  FL  33716                                1132.503            91.09%

CHARLOTTE H SMITH
4732 GLENN STREET
NORTH CHARLESTON  SC  29405                              110.742             8.91%

NATIONWIDE S&P 500 INDEX FUND INST CLASS

INVESTOR DESTINATIONS MODERATE FUND
3435 STELZER RD
COLUMBUS  OH  432196004                             28042164.762            36.71%

INVESTOR DESTINATIONS MODERATELY
AGGRESSIVE
3435 STELZER RD
C/O BISYS FUND SERV L  FRYSINGER
COLUMBUS  OH  432196004                              18770503.23            24.57%

INVESTOR DESTINATIONS AGGRESSIVE
3435 STELZER RD
C/O BISYS FUND SERV L FRYSINGER
COLUMBUS  OH  43219                                  9954211.955            13.03%

NATIONWIDE LIFE INSURANCE CO
QPVA
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS  OH  432182029                              8659042.425            11.34%

INVESTOR DESTINATIONS MODERATELY CONSERVATIVE
3435 STELZER RD
C/O BISYS FUND SERV L FRYSINGER
COLUMBUS  OH  432196004                              7876125.537            10.31%

                                      206
--------------------------------------------------------------------------------

NATIONWIDE S&P 500 INDEX FUND INST SRV CLASS

NATIONWIDE INSURANCE COMPANY
GPVA-II
PO BOX 182029
COLUMBUS  OH  432182029                              6205357.126            97.79%

NATIONWIDE S&P 500 INDEX FUND LOCAL

GARTMORE GLOBAL ASSET MANAGEMENT
SEED ACCOUNT
1200 RIVER RD
CONSHOHOCKEN  PA  194282436                            10714.409           100.00%

NATIONWIDE S&P 500 INDEX FUND SRV CLASS

NATIONWIDE LIFE INSURANCE CO
PO BOX 182029
C/O IPO  PORTFOLIO ACCOUNTING
COLUMBUS  OH  432182029                             25511593.228            54.33%

NATIONWIDE TRUST COMPANY  FSB
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS  OH  432182029                             21443604.386            45.67%

NATIONWIDE SMALL CAP FUND CLASS A

NATIONWIDE LIFE INSURANCE CO
PO BOX 182029
C/O IPO  PORTFOLIO ACCOUNTING
COLUMBUS  OH  432182029                              1321197.355            84.02%

NATIONWIDE TRUST COMPANY  FSB
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS  OH  432182029                               110749.733             7.04%

NATIONIWDE SMALL CAP FUND CLASS B

FIRST CLEARING  LLC
A C 1696-8194
2101 E 50TH ST N
FCC AS CUSTODIAN
TULSA  OK  741301905                                    8456.118             8.15%

NATIONWIDE SMALL CAP FUND CLASS C

RAYMOND JAMES   ASSOC INC
FBO ALFORD IRA
880 CARILLON PKWY
ST PETERSBURG  FL  33716                                 983.083            15.19%

STEPHENS INC  FBO
39354905
111 CENTER STREET
LITTLE ROCK  AR  72201                                   884.956            13.67%

JERRI JO TARANTINO
AGOSTINO TARANTINO
6116 PEPPERGRASS CT
WESTERVILLE  OH  43082                                    871.01            13.46%

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MICHAEL T EMMONS
TAYLOR WILLIAM EMMONS TRUST
23 BRIDGTON RD
C/O MARY TALIENTO
WESTBROOK  ME  04092                                     503.525             7.78%

THOMAS D BYRUM
ANNETTE G BYRUM
5253 38TH WAY
SAINT PETERSBURG  FL  33711                              480.307             7.42%

RAYMOND JAMES   ASSOC INC
FBO PEARMAN IRA
880 CARILLON PKWY
ST PETERSBURG  FL  33716                                 452.489             6.99%

RAYMOND JAMES   ASSOC INC
FBO SUMMERS JR JAME
880 CARILLON PKWY
ST PETERSBURG  FL  33716                                 411.797             6.36%

LESLIE A LOVELL
2513 VOLCANIC DR
BENTON  AR  72015                                         338.69             5.23%

NATIONWIDE SMALL CAP FUND INST SRV CLASS

NATIONWIDE LIFE INSURANCE CO
PO BOX 182029
C/O IPO  PORTFOLIO ACCOUNTING
COLUMBUS  OH  432182029                              1548485.812            93.88%

NATIONWIDE TRUST COMPANY
PARTICIPATING RETIREMENT PLANS
PO BOX 182029
COLUMBUS  OH  432182029                               100986.034             6.12%

NATIONWIDE SMALL CAP INDEX FUND CLASS A

NATIONWIDE INSURANCE COMPANY
QPVA
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS  OH  432182029                              3262604.801            70.78%

NATIONWIDE TRUST COMPANY  FSB
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS  OH  432182029                              1247488.481            27.06%

NATIONWIDE SMALL CAP INDEX FUND CLASS B
DONALDSON LUFKIN JENRETTE
SECURITIES CORPORATION INC
P  O  BOX 2052
JERSEY CITY  NJ  073039998                             10286.905            38.62%

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FIRST CLEARING  LLC
A C 8275-1178
8822 N 127TH E AVENUE
IRA R O
OWASSO  OK  740555016                                   6017.931            22.59%

RAYMOND JAMES   ASSOC INC
FBO PADER C
880 CARILLON PKWY
ST PETERSBURG  FL  33716                                1569.038             5.89%

VALERIE FOLLETT
122 INDIAN TRAIL S
WAKEFIELD  RI  02879                                    1556.884             5.85%

NATIONWIDE SMALL CAP INDEX FUND CLASS C

RAYMOND JAMES   ASSOC INC
FBO CRUMP RIRA
880 CARILLON PKWY
ST PETERSBURG  FL  33716                                2018.163           100.00%

NATIONIWDE SMALL CAP INDEX FUND INST CLASS

INVESTOR DESTINATIONS MODERATE FUND
3435 STELZER RD
COLUMBUS  OH  432196004                               4193199.23            38.83%

INVESTOR DESTINATIONS MODERATELY AGGRESSIVE
3435 STELZER RD
C/O BISYS FUND SERV L  FRYSINGER
COLUMBUS  OH  432196004                              2688883.248            24.90%

INVESTOR DESTINATIONS AGGRESSIVE FUND
3435 STELZER RD
COLUMBUS  OH  43219                                  2377928.884            22.02%

NATIONWIDE LIFE INSURANCE CO
QPVA
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS  OH  432182029                              1526376.052            14.14%

     To the extent Nationwide Life Insurance Company and its affiliates directly or indirectly owned, controlled and held power to vote 25% or more of the outstanding shares of the Funds listed above, it is deemed to have "control" over matters which are subject a vote of the Fund's shares.

     Nationwide Life Insurance Company, One Nationwide Plaza, Columbus, Ohio 43215 is wholly-owned by Nationwide Financial Services, Inc. (NFS). NFS, a holding company, has two classes of common stock outstanding with different voting rights enabling Nationwide Corporation (the holder of all outstanding Class B Common Stock) to control NFS. Nationwide Corporation is also a holding company in the Nationwide Insurance Enterprise. All of the Common Stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policyholders. For funds that have not yet commenced operations, it is expected that upon commencement of the public offering, Gartmore or one of its affiliates will own all or substantially all of the new fund's shares.

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                              FINANCIAL STATEMENTS
     The Report of Independent Auditors and Financial Statements of the Funds (except the Gartmore Long-Short Equity Plus Fund) for the fiscal year ended
October 31, 2002 in the Trust's Annual Reports are incorporated herein by reference and the unaudited financial statements of the Funds (except the Gartmore Long-Short Equity Plus Fund) for the period ended April 30, 2003 in the Trust's Semi-Annual Reports are incorporated herein by reference. The Report of Independent Auditors and Financial Statements of the Gartmore Long-Short Equity Plus Fund for the fiscal year ended June 30, 2003 in Gartmore Long-Short Equity Plus Fund's Annual Reports are incorporated herein by reference. Copies of the Trust's Annual Reports and Semi-Annual Reports are available without charge upon request by writing the Trust or by calling toll free 1-800-848-0920.

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APPENDIX  A


                                  DEBT RATINGS

                         STANDARD & POOR'S DEBT RATINGS

A Standard & Poor's corporate or municipal debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees.

The debt rating is not a recommendation to purchase, sell, or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor. The ratings are based on current information furnished by the issuer or obtained by Standard & Poor's from other sources it considers reliable. Standard & Poor's does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of, such information, or for other circumstances.

The  ratings  are  based,  in  varying degrees, on the following considerations:

     1. Likelihood of default - capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation.

     2.   Nature  of  and  provisions  of  the  obligation.

     3. Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

                                INVESTMENT GRADE

AAA - Debt rated 'AAA' has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

AA - Debt rated 'AA' has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

A - Debt rated 'A' has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB - Debt rated 'BBB' is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

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                                SPECULATIVE GRADE

Debt rated 'BB', 'B', 'CCC', 'CC' and 'C' is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. 'BB' indicates the least degree of speculation and 'C' the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

BB - Debt rated 'BB' is less i vulnerable to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.

B - Debt rated 'B' has a greater vulnerability to default than obligations rated BB but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal.

CCC - Debt rated 'CCC' is currently vulnerable to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal.

CC  -  Debt  rated  'CC' typically is currently highly vulnerable to nonpayment.

C - Debt rated 'C' signifies that a bankruptcy petition has been filed, but debt service payments are continued.

D - Debt rated 'D' is in payment default. The 'D' rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grade period. The 'D' rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

                         MOODY'S LONG-TERM DEBT RATINGS

Aaa - Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa - Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than in Aaa securities.

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A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa - Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba - Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B - Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa - Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca - Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C - Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

                            STATE AND MUNICIPAL NOTES

Excerpts from Moody's Investors Service, Inc., description of state and municipal note ratings:

MIG-1-Notes bearing this designation are of the best quality, enjoying strong protection from established cash flows of funds for their servicing from established and board-based access to the market for refinancing, or both.

MIG-2-Notes bearing this designation are of high quality, with margins of protection ample although not so large as in the preceding group.

MIG-3-Notes bearing this designation are of favorable quality, with all security elements accounted for but lacking the strength of the preceding grade. Market access for refinancing, in particular, is likely to be less well established.

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               FITCH IBCA INFORMATION SERVICES, INC. BOND RATINGS

Fitch investment grade bond ratings provide a guide to investors in determining the credit risk associated with a particular security. The ratings represent Fitch's assessment of the issuer's ability to meet the obligations of a specific debt issue or class of debt in a timely manner.

The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer, the current and prospective financial condition and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer's future financial strength and credit quality.

Fitch ratings do not reflect any credit enhancement that may be provided by insurance policies or financial guaranties unless otherwise indicated.

Bonds that have the same rating are of similar but not necessarily identical credit quality since the rating categories do not fully reflect small differences in the degrees of credit risk.

Fitch ratings are not recommendations to buy, sell, or hold any security. ratings do not comment on the adequacy of market price, the suitability of any security for a particular investor, or the tax-exempt nature or taxability of payments made in respect of any security.

Fitch ratings are based on information obtained from issuers, other obligors, underwriters, their experts, and other sources Fitch believes to be reliable. Fitch does not audit or verify the truth or accuracy of such information. Ratings may be changed, suspended, or withdrawn as a result of changes in, or the unavailability of, information or for other reasons.

AAA Bonds considered to be investment grade and represent the lowest expectation of credit risk. The obligor has an exceptionally strong capacity for timely payment of financial commitments, a capacity that is highly unlikely to be adversely affected by foreseeable events.

AA Bonds considered to be investment grade and of very high credit quality. This rating indicates a very strong capacity for timely payment of financial commitments, a capacity that is not significantly vulnerable to foreseeable events.

A Bonds considered to be investment grade and represent a low expectation of credit risk. This rating indicates a strong capacity for timely payment of financial commitments. This capacity may, nevertheless, be more vulnerable to changes in economic conditions or circumstances than long term debt with higher ratings.

BBB Bonds considered to be in the lowest investment grade and indicates that there is currently low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in economic conditions and circumstances are more likely to impair this capacity.

BB Bonds are considered speculative. This rating indicates that there is a possibility of credit risk developing, particularly as the result of adverse economic changes over time; however, business or financial alternatives may be available to allow financial commitments to be met.
     Securities  rated  in  this  category  are  not  investment  grade.

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B Bonds are considered highly speculative. This rating indicates that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, Bonds  are  considered  a high default risk. Default is a real possibility.
CC   Capacity  for  meeting  financial  commitments  is  solely  reliant  upon and sustained, favorable business or economic developments. A 'CC' rating C indicates that default of some kind appears probable. 'C' rating signal imminent  default.

DDD, Bonds are in default. Such bonds are not meeting current obligations and DD are extremely speculative. 'DDD' designates the highest potential for and recovery of amounts outstanding on any securities involved and 'D'
D    represents  the  lowest  potential  for  recovery.

                               SHORT-TERM RATINGS

                   STANDARD & POOR'S COMMERCIAL PAPER RATINGS

A Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment of debt considered short-term in the relevant market.

Ratings are graded into several categories, ranging from 'A-1' for the highest quality obligations to 'D' for the lowest. These categories are as follows:

A-1 This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2 Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated 'A-1'.

A-3 Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B Issues rated 'B' are regarded as having only speculative capacity for timely payment.

C This rating is assigned to short-term debt obligations with doubtful capacity for payment.

D Debt rated 'D' is in payment default. the 'D' rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grade period.

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                         STANDARD & POOR'S NOTE RATINGS

An S&P note rating reflects the liquidity factors and market-access risks unique to notes. Notes maturing in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating.

     The  following  criteria  will  be  used  in  making  the  assessment:

     1. Amortization schedule - the larger the final maturity relative to other maturities, the more likely the issue is to be treated as a note.

     2. Source of payment - the more the issue depends on the market for its refinancing, the more likely it is to be considered a note.

Note  rating  symbols  and  definitions  are  as  follows:

SP-1 Strong capacity to pay principal and interest. Issues determined to possess very strong capacity to pay principal and interest are given a plus (+) designation.

SP-2 Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3  Speculative  capacity  to  pay  principal  and  interest.

                           MOODY'S SHORT-TERM RATINGS

Moody's short-term debt ratings are opinions on the ability of issuers to repay punctually senior debt obligations. These obligations have an original maturity not exceeding one year, unless explicitly noted. Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

Issuers rated Prime-1 (or supporting institutions) have a superior capacity for repayment of senior short-term debt obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics: (I) leading market positions in well established industries, (II) high rates of return on funds employed, (III) conservative capitalization structures with moderate reliance on debt and ample asset protection, (IV) broad margins in earnings coverage of fixed financial charges and high internal cash generation, and (V) well established access to a range of financial markets and assured sources of alternative liquidity.

Issuers rated Prime-2 (or supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Issuers rated Prime-3 (or supporting institutions) have an acceptable capacity for repayment of short-term promissory obligations. The effect of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

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Issuers  rated  Not Prime do not fall within any of the prime rating categories.

                              MOODY'S NOTE RATINGS

MIG 1/VMIG 1 This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing.

MIG 2/VMIG 2 This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

MIG 3/VMIG 3 This designation denotes favorable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

MIG 4/VMIG 4 This designation denotes adequate quality. Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.

SG This designation denotes speculative quality. Debt instruments in this category lack margins of protection.

                           FITCH'S SHORT-TERM RATINGS

Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes.

The short-term rating places greater emphasis than a long-term rating on the existence of liquidity necessary to meet the issuer's obligations in a timely manner.

     F-1+ Exceptionally strong credit quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

     F-1 Very strong credit quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

     F-2 Good credit quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.

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APPENDIX  B  -  PROXY  VOTING  GUIDELINES  SUMMARIES

GARTMORE MUTUAL FUNDS CAPITAL TRUST, GARTMORE GLOBAL ASSET MANAGEMENT TRUST, GARTMORE SA CAPITAL TRUST, GARTMORE MORLEY CAPITAL MANAGEMENT, INC., NORTHPOINTE CAPITAL, LLC,CODA CAPITAL MANAGEMENT, LLC

GENERAL

     The Board of Trustees of the Funds has approved the continued delegation of the authority to vote proxies relating to the securities held in the portfolios of the Funds to each Fund's investment adviser or sub-adviser, as the case may be, after the Board reviewed and considered the proxy voting policies and procedures used by each of the investment advisers and sub-advisers of the Funds, some of which advisers and sub-advisers use an independent service provider, as described below.

     Each of Gartmore Mutual Fund Capital Trust, Gartmore Global Asset Management Trust, Gartmore SA Capital Trust, Gartmore Morley Capital Management, Inc., NorthPointe Capital, LLC, and Coda Capital Management, LLC. (hereinafter referred to collectively as "Gartmore"), is an investment adviser that is registered with the U.S. Securities and Exchange Commission (the "SEC") pursuant to the Investment Advisers Act of 1940, as amended (the "Advisers Act"). Gartmore provides investment advisory services to various types of clients, including registered and unregistered investment companies, collective trusts, institutional separate accounts, wrap accounts, insurance general accounts, charitable endowments, Taft-Hartley Act plans, ERISA plans, state-sponsored funds, managed separate accounts, and individuals (hereinafter referred to collectively as the "Clients").

     Voting proxies that are received in connection with underlying portfolio securities held by Clients is an important element of the portfolio management services that Gartmore performs for Clients. Gartmore's goal in performing this service is to make proxy voting decisions: (i) to vote or not to vote proxies in a manner that serves the best economic interests of advisory clients; and
(ii) that avoid the influence of conflicts of interest. To implement this goal, Gartmore has adopted proxy voting guidelines (the "Gartmore Proxy Voting Guidelines") to assist Gartmore in making proxy voting decisions and in developing procedures for effecting those decisions. The Gartmore Proxy Voting Guidelines are designed to ensure that where Gartmore has the authority to vote proxies, all legal, fiduciary, and contractual obligations will be met.

     The Gartmore Proxy Voting Policies address a wide variety of individual topics, including, among other matters, shareholder voting rights, anti-takeover defenses, board structures and the election of directors, executive and director compensation, reorganizations, mergers, and various shareholder proposals.

     The proxy voting records of the Funds will be available to shareholders on the Trust's website, gartmorefunds.com, and the SEC's website beginning September, 2004.

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HOW  PROXIES  ARE  VOTED

     Gartmore has delegated to Institutional Shareholder Services ("ISS"), an independent service provider, the administration of proxy voting for Client portfolio securities directly managed by Gartmore. ISS, a Delaware corporation, provides proxy-voting services to many asset managers on a global basis. A committee of Gartmore personnel has reviewed, and will continue to review annually, Gartmore's relationship with ISS and the quality and effectiveness of the various services provided by ISS.

     Specifically, ISS assists Gartmore in the proxy voting and corporate governance oversight process by developing and updating the "ISS Proxy Voting Guidelines," which are incorporated into the Gartmore Proxy Voting Guidelines, and by providing research and analysis, recommendations regarding votes, operational implementation, and recordkeeping and reporting services. Gartmore's decision to retain ISS is based principally on the view that the services that ISS provides, subject to oversight by Gartmore, generally will result in proxy voting decisions which serve the best economic interests of Clients. Gartmore has reviewed, analyzed, and determined that the ISS Proxy Voting Guidelines are consistent with the views of Gartmore on the various types of proxy proposals. When the ISS Proxy Voting Guidelines do not cover a specific proxy issue and ISS does not provide a recommendation: (i) ISS will notify Gartmore; and (ii) Gartmore will use its best judgment in voting proxies on behalf of the Clients. A summary of the ISS Proxy Voting Guidelines is set forth below.

CONFLICTS  OF  INTEREST

     Gartmore and Gartmore's subsidiaries do not engage in investment banking, administration or management of corporate retirement plans, or any other activity that is likely to create a potential conflict of interest. In addition, because Client proxies are voted by ISS pursuant to the pre-determined ISS Proxy Voting Guidelines, Gartmore generally does not make an actual determination of how to vote a particular proxy, and, therefore, proxies voted on behalf of the Clients do not reflect any conflict of interest. Nevertheless, the Gartmore Proxy Voting Guidelines address the possibility of such a conflict of interest arising.

     The Gartmore Proxy Voting Guidelines provide that, if a proxy proposal were to create a conflict of interest between the interests of a Client and those of Gartmore (or between a Client and those of any of Gartmore's affiliates, including Gartmore Distribution Services, Inc., and Nationwide), then the proxy should be voted strictly in conformity with the recommendation of ISS. To monitor compliance with this policy, any proposed or actual deviation from a recommendation of ISS must be reported to the chief counsel for Gartmore. The chief counsel for Gartmore then will provide guidance concerning the proposed deviation and whether a deviation presents any potential conflict of interest. If Gartmore then casts a proxy vote that deviates from an ISS recommendation, the affected Client (or other appropriate Client authority) will be given a report of this deviation.

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CIRCUMSTANCES  UNDER  WHICH  PROXIES  WILL  NOT  BE  VOTED

     Gartmore, through ISS, shall attempt to process every vote for all domestic and foreign proxies that Gartmore receives; however, there may be cases in which Gartmore will not process a proxy because it is impractical or too expensive to do so. For example, Gartmore will not process a proxy in connection with a foreign security if the cost of voting a foreign proxy outweighs the benefit of voting the foreign proxy, when Gartmore has not been given enough time to process the vote, or when a sell order for the foreign security is outstanding and proxy voting would impede the sale of the foreign security. Also, Gartmore generally will not seek to recall the securities on loan for the purpose of voting the securities.

DELEGATION  OF  PROXY  VOTING  TO  SUB-ADVISERS  TO  FUNDS

     For any Fund, or portion of a Fund that is directly managed by a sub-adviser (other than Gartmore), the Trustees of the Fund and Gartmore have delegated proxy voting authority to that sub-adviser. Each sub-adviser has provided its proxy voting policies to the Board of Trustees of the Fund and Gartmore for their respective review and these proxy voting policies are described below. Each sub-adviser is required (1) to represent quarterly to Gartmore that all proxies of the Fund(s) advised by these sub-adviser were voted in accordance with the sub-adviser's proxy voting policies as provided to Gartmore and (2) to confirm that there have been no material changes to the sub-adviser's proxy voting policies.

INSTITUTIONAL  SHAREHOLDER  SERVICES  ("ISS")

1.     AUDITORS

VOTE  FOR  PROPOSALS  TO  RATIFY  AUDITORS,  UNLESS  ANY OF THE FOLLOWING APPLY:

     - An auditor has a financial interest in or association with the company, and is therefore not independent
     -    Fees  for  non-audit  services  are  excessive,  or
     - There is reason to believe that the independent auditor has rendered an opinion which is neither accurate nor indicative of the company's financial position.

2.     BOARD  OF  DIRECTORS

VOTING  ON  DIRECTOR  NOMINEES  IN  UNCONTESTED  ELECTIONS
Votes on director nominees should be made on a CASE-BY-CASE basis, examining the following factors: independence of the board and key board committees, attendance at board meetings, corporate governance provisions and takeover activity, long-term company performance, responsiveness to shareholder proposals, any egregious board actions, and any excessive non-audit fees or other potential auditor conflicts.

CLASSIFICATION/DECLASSIFICATION  OF  THE  BOARD
Vote  AGAINST  proposals  to  classify  the  board.
Vote FOR proposals to repeal classified boards and to elect all directors annually.

INDEPENDENT  CHAIRMAN  (SEPARATE  CHAIRMAN/CEO)
Vote on a CASE-BY-CASE basis shareholder proposals requiring that the positions of chairman and CEO be held separately. Because some companies have governance structures in place that counterbalance a combined position, certain factors should be taken into account in determining whether the proposal warrants support. These factors include the presence of a lead director, board and committee independence, governance guidelines, company performance, and annual review by outside directors of CEO pay.

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MAJORITY  OF  INDEPENDENT  DIRECTORS/ESTABLISHMENT  OF  COMMITTEES
Vote FOR shareholder proposals asking that a majority or more of directors be independent unless the board composition already meets the proposed threshold by ISS's definition of independence.

Vote FOR shareholder proposals asking that board audit, compensation, and/or nominating committees be composed exclusively of independent directors if they currently do not meet that standard.

3.     SHAREHOLDER  RIGHTS

SHAREHOLDER  ABILITY  TO  ACT  BY  WRITTEN  CONSENT
Vote AGAINST proposals to restrict or prohibit shareholder ability to take action by written consent.

Vote FOR proposals to allow or make easier shareholder action by written consent.

SHAREHOLDER  ABILITY  TO  CALL  SPECIAL  MEETINGS
Vote AGAINST proposals to restrict or prohibit shareholder ability to call special meetings.

Vote FOR proposals that remove restrictions on the right of shareholders to act independently of management.

SUPERMAJORITY  VOTE  REQUIREMENTS
Vote  AGAINST  proposals  to  require  a  supermajority  shareholder  vote.

Vote  FOR  proposals  to  lower  supermajority  vote  requirements.

CUMULATIVE  VOTING
Vote  AGAINST  proposals  to  eliminate  cumulative  voting.

Vote proposals to restore or permit cumulative voting on a CASE-BY-CASE basis relative to the company's other governance provisions.

CONFIDENTIAL  VOTING
Vote FOR shareholder proposals requesting that corporations adopt confidential voting, use independent vote tabulators and use independent inspectors of election, as long as the proposal includes a provision for proxy contests as follows: In the case of a contested election, management should be permitted to request that the dissident group honor its confidential voting policy. If the dissidents agree, the policy remains in place. If the dissidents will not agree, the confidential voting policy is waived.

Vote  FOR  management  proposals  to  adopt  confidential  voting.

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4.     PROXY  CONTESTS

Voting  for  Director  Nominees  in  Contested  Elections

Votes in a contested election of directors must be evaluated on a CASE-BY-CASE basis, considering the factors that include the long-term financial performance, management's track record, qualifications of director nominees (both slates), and an evaluation of what each side is offering shareholders.

Reimbursing  Proxy  Solicitation  Expenses

Vote CASE-BY-CASE. Where ISS recommends in favor of the dissidents, we also recommend voting for reimbursing proxy solicitation expenses.

5.     POISON  PILLS

Vote FOR shareholder proposals that ask a company to submit its poison pill for shareholder ratification. Review on a CASE-BY-CASE basis shareholder proposals to redeem a company's poison pill and management proposals to ratify a poison pill.

6.     MERGERS  AND  CORPORATE  RESTRUCTURINGS

Vote CASE-BY-CASE on mergers and corporate restructurings based on such features as the fairness opinion, pricing, strategic rationale, and the negotiating process.

7.     REINCORPORATION  PROPOSALS

Proposals to change a company's state of incorporation should be evaluated on a CASE-BY-CASE basis, giving consideration to both financial and corporate governance concerns, including the reasons for reincorporating, a comparison of the governance provisions, and a comparison of the jurisdictional laws. Vote FOR reincorporation when the economic factors outweigh any neutral or negative governance changes.

8.     CAPITAL  STRUCTURE

Common  Stock  Authorization

Votes on proposals to increase the number of shares of common stock authorized for issuance are determined on a CASE-BY-CASE basis using a model developed by ISS.

Vote AGAINST proposals at companies with dual-class capital structures to increase the number of authorized shares of the class of stock that has superior voting rights.

Vote FOR proposals to approve increases beyond the allowable increase when a company's shares are in danger of being delisted or if a company's ability to continue to operate as a going concern is uncertain.

DUAL-CLASS  STOCK

Vote AGAINST proposals to create a new class of common stock with superior voting rights.

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Vote FOR proposals to create a new class of nonvoting or subvoting common stock if:

     - It is intended for financing purposes with minimal or no dilution to current shareholders
     - It is not designed to preserve the voting power of an insider or significant shareholder

9.     EXECUTIVE  AND  DIRECTOR  COMPENSATION

Votes with respect to compensation plans should be determined on a CASE-BY-CASE basis. Our methodology for reviewing compensation plans primarily focuses on the transfer of shareholder wealth (the dollar cost of pay plans to shareholders instead of simply focusing on voting power dilution). Using the expanded compensation data disclosed under the SEC's rules, ISS will value every award type. ISS will include in its analyses an estimated dollar cost for the proposed plan and all continuing plans. This cost, dilution to shareholders' equity, will also be expressed as a percentage figure for the transfer of shareholder wealth, and will be considered long with dilution to voting power. Once ISS determines the estimated cost of the plan, we compare it to a company-specific dilution cap.

Vote AGAINST equity plans that explicitly permit repricing or where the company has a history of repricing without shareholder approval.

MANAGEMENT  PROPOSALS  SEEKING  APPROVAL  TO  REPRICE  OPTIONS

Votes on management proposals seeking approval to reprice options are evaluated on a CASE-BY-CASE basis giving consideration to the following:

     -    Historic  trading  patterns
     -    Rationale  for  the  repricing
     -    Value-for-value  exchange
     -    Option  vesting
     -    Term  of  the  option
     -    Exercise  price
     -    Participation

Employee  Stock  Purchase  Plans

Votes on employee stock purchase plans should be determined on a CASE-BY-CASE basis.
Vote  FOR  employee  stock  purchase  plans  where  all  of the following apply:

     -    Purchase  price  is  at  least  85  percent  of  fair  market  value
     -    Offering  period  is  27  months  or  less,  and
     -    Potential  voting  power  dilution  (VPD)  is  ten  percent  or  less.

Vote AGAINST employee stock purchase plans where any of the opposite conditions obtain.

SHAREHOLDER  PROPOSALS  ON  COMPENSATION
Vote on a CASE-BY-CASE basis for all other shareholder proposals regarding executive and director pay, taking into account company performance, pay level versus peers, pay level versus industry, and long term corporate outlook.

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10.     SOCIAL  AND  ENVIRONMENTAL  ISSUES

These issues cover a wide range of topics, including consumer and public safety, environment and energy, general corporate issues, labor standards and human rights, military business, and workplace diversity.

In general, vote CASE-BY-CASE. While a wide variety of factors goes into each analysis, the overall principal guiding all vote recommendations focuses on how the proposal will enhance the economic value of the company.

FUND  ASSET  MANAGEMENT,  L.P.  (DBA  MERCURY  ADVISERS)

     Mercury  Advisers  has  adopted  policies  and  procedures  ("Proxy  Voting
Procedures") with respect to the voting of proxies related to the portfolio securities held in the account of one or more of its clients, including a Fund for which it acts as a subadviser. Pursuant to these Proxy Voting Procedures, Mercury's primary objective when voting proxies is to make proxy voting decisions solely in the best interests of each Fund and its shareholders, and to act in a manner that Mercury believes is most likely to enhance the economic value of the securities held by the Fund. The Proxy Voting Procedures are designed to ensure that that Mercury considers the interests of its clients, including the Funds, and not the interests of Mercury, when voting proxies and that real (or perceived) material conflicts that may arise between Mercury's interest and those of its clients are properly addressed and resolved.

     In order to implement the Proxy Voting Procedures, Mercury has formed a Proxy Voting Committee (the "Committee"). The Committee is comprised of Mercury's Chief Investment Officer (the "CIO"), one or more other senior investment professionals appointed by the CIO, portfolio managers and investment analysts appointed by the CIO and any other personnel the CIO deems appropriate. The Committee will also include two non-voting representatives from Mercury's Legal department appointed by Mercury's General Counsel. The Committee's membership shall be limited to full-time employees of Mercury. No person with any investment banking, trading, retail brokerage or research responsibilities for Mercury's affiliates may serve as a member of the Committee or participate in its decision making (except to the extent such person is asked by the Committee to present information to the Committee, on the same basis as other interested knowledgeable parties not affiliated with Mercury might be asked to do so). The Committee determines how to vote the proxies of all clients, including a Fund, that have delegated proxy voting authority to Mercury and seeks to ensure that all votes are consistent with the best interests of those clients and are free from unwarranted and inappropriate influences. The Committee establishes general proxy voting policies for Mercury and is responsible for determining how those policies are applied to specific proxy votes, in light of each issuer's unique structure, management, strategic options and, in certain circumstances, probable economic and other anticipated consequences of alternate actions. In so doing, the Committee may determine to vote a particular proxy in a manner contrary to its generally stated policies. In addition, the Committee will be responsible for ensuring that all reporting and recordkeeping requirements related to proxy voting are fulfilled.

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     The Committee may determine that the subject matter of a recurring proxy issue is not suitable for general voting policies and requires a case-by-case determination. In such cases, the Committee may elect not to adopt a specific voting policy applicable to that issue. Mercury believes that certain proxy voting issues require investment analysis - such as approval of mergers and other significant corporate transactions - akin to investment decisions, and are, therefore, not suitable for general guidelines. The Committee may elect to adopt a common position for Mercury on certain proxy votes that are akin to investment decisions, or determine to permit the portfolio manager to make individual decisions on how best to maximize economic value for a Fund (similar to normal buy/sell investment decisions made by such portfolio managers). While it is expected that Mercury will generally seek to vote proxies over which it exercises voting authority in a uniform manner for all Mercury's clients, the Committee, in conjunction with a Fund's portfolio manager, may determine that the Fund's specific circumstances require that its proxies be voted differently.

     To assist Mercury in voting proxies, the Committee has retained Institutional Shareholder Services ("ISS"). ISS is an independent adviser that specializes in providing a variety of fiduciary-level proxy-related services to institutional investment managers, plan sponsors, custodians, consultants, and other institutional investors. The services provided to Mercury by ISS include in-depth research, voting recommendations (although Mercury is not obligated to follow such recommendations), vote execution, and recordkeeping. ISS will also assist the Fund in fulfilling its reporting and recordkeeping obligations under the Investment Company Act.

     Mercury's Proxy Voting Procedures also address special circumstances that can arise in connection with proxy voting. For instance, under the Proxy Voting Procedures, Mercury generally will not seek to vote proxies related to portfolio securities that are on loan, although it may do so under certain circumstances. In addition, Mercury will vote proxies related to securities of foreign issuers only on a best efforts basis and may elect not to vote at all in certain countries where the Committee determines that the costs associated with voting generally outweigh the benefits. The Committee may at any time override these general policies if it determines that such action is in the best interests of a Fund.

     From time to time, Mercury may be required to vote proxies in respect of an issuer where an affiliate of Mercury (each, an "Affiliate"), or a money management or other client of Mercury (each, a "Client") is involved. The Proxy Voting Procedures and Mercury's adherence to those procedures are designed to address such conflicts of interest. The Committee intends to strictly adhere to the Proxy Voting Procedures in all proxy matters, including matters involving Affiliates and Clients. If, however, an issue representing a non-routine matter that is material to an Affiliate or a widely known Client is involved such that the Committee does not reasonably believe it is able to follow its guidelines (or if the particular proxy matter is not addressed by the guidelines) and vote impartially, the Committee may, in its discretion for the purposes of ensuring that an independent determination is reached, retain an independent fiduciary to advise the Committee on how to vote or to cast votes on behalf of Mercury's clients.

     In the event that the Committee determines not to retain an independent fiduciary, or it does not follow the advice of such an independent fiduciary, the powers of the Committee shall pass to a subcommittee, appointed by the CIO (with advice from the Secretary of the Committee), consisting solely of Committee members selected by the CIO. The CIO shall appoint to the subcommittee, where appropriate, only persons whose job responsibilities do not include contact with the Client and whose job evaluations would not be affected by Mercury's relationship with the Client (or failure to retain such relationship). The subcommittee shall determine whether and how to vote all proxies on behalf of Mercury's clients or, if the proxy matter is, in their judgment, akin to an investment decision, to defer to the applicable portfolio managers, provided that, if the subcommittee determines to alter Mercury's normal voting guidelines or, on matters where Mercury's policy is case-by-case, does not follow the voting recommendation of any proxy voting service or other independent fiduciary that may be retained to provide research or advice to Mercury on that matter, no proxies relating to the Client may be voted unless the Secretary, or in the Secretary's absence, the Assistant Secretary of the Committee concurs that the subcommittee's determination is consistent with Mercury's fiduciary duties

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     In addition to the general principles outlined above, Mercury has adopted voting guidelines with respect to certain recurring proxy issues that are not expected to involve unusual circumstances. These policies are guidelines only, and Mercury may elect to vote differently from the recommendation set forth in a voting guideline if the Committee determines that it is in a Fund's best interest to do so. In addition, the guidelines may be reviewed at any time upon the request of a Committee member and may be amended or deleted upon the vote of a majority of Committee members present at a Committee meeting at which there is a quorum.

     Mercury has adopted specific voting guidelines with respect to the following proxy issues:

- Proposals related to the composition of the Board of Directors of issuers other than investment companies. As a general matter, the Committee believes that a company's Board of Directors (rather than shareholders) is most likely to have access to important, nonpublic information regarding a company's business and prospects, and is therefore best-positioned to set corporate policy and oversee management. The Committee, therefore, believes that the foundation of good corporate governance is the election of qualified, independent corporate directors who are likely to diligently represent the interests of shareholders and oversee management of the corporation in a manner that will seek to maximize shareholder value over time. In individual cases, the Committee may look at a nominee's history of representing shareholder interests as a director of other companies or other factors, to the extent the Committee deems relevant.

- Proposals related to the selection of an issuer's independent auditors. As a general matter, the Committee believes that corporate auditors have a responsibility to represent the interests of shareholders and provide an independent view on the propriety of financial reporting decisions of corporate management. While the Committee will generally defer to a corporation's choice of auditor, in individual cases, the Committee may look at an auditors' history of representing shareholder interests as auditor of other companies, to the extent the Committee deems relevant.

- Proposals related to management compensation and employee benefits. As a general matter, the Committee favors disclosure of an issuer's compensation and benefit policies and opposes excessive compensation, but believes that compensation matters are normally best determined by an issuer's board of directors, rather than shareholders. Proposals to "micro-manage" an issuer's compensation practices or to set arbitrary restrictions on compensation or benefits will, therefore, generally not be supported.

- Proposals related to requests, principally from management, for approval of amendments that would alter an issuer's capital structure. As a general matter, the Committee will support requests that enhance the rights of common shareholders and oppose requests that appear to be unreasonably dilutive.

- Proposals related to requests for approval of amendments to an issuer's charter or by-laws. As a general matter, the Committee opposes poison pill provisions.

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- Routine proposals related to requests regarding the formalities of corporate meetings.

- Proposals related to proxy issues associated solely with holdings of investment company shares. As with other types of companies, the Committee believes that a fund's Board of Directors (rather than its shareholders) is best-positioned to set fund policy and oversee management. However, the Committee opposes granting Boards of Directors authority over certain matters, such as changes to a fund's investment objective, that the Investment Company Act envisions will be approved directly by shareholders.

- Proposals related to limiting corporate conduct in some manner that relates to the shareholder's environmental or social concerns. The Committee generally believes that annual shareholder meetings are inappropriate forums for discussion of larger social issues, and opposes shareholder resolutions "micromanaging" corporate conduct or requesting release of information that would not help a shareholder evaluate an investment in the corporation as an economic matter. While the Committee is generally supportive of proposals to require corporate disclosure of matters that seem relevant and material to the economic interests of shareholders, the Committee is generally not supportive of proposals to require disclosure of corporate matters for other purposes.

GARTMORE  GLOBAL  PARTNERS

The corporate governance policy of Gartmore Global Partners (Gartmore) is intended to give our clients a voice in the companies in which they invest. That voice is being heard when Gartmore casts its clients' votes at company meetings. This document only summarises Gartmore's position and for a fuller understanding reference must be made to Gartmore's full corporate governance statement.

CORPORATE  GOVERNANCE

Corporate Governance establishes the appropriate corporate structure for wealth creation in the interests of shareholders. Policy needs to be applied flexibly, pragmatically and appropriately to the circumstances of the company. We take into account the corporate cultures of different countries but aim to apply the same principles.

GARTMORE'S  POSITION
Voting rights are part of the value of an investment and to be used constructively in our clients' best interest. We aim to vote at General Meetings of companies in which we invest but recognize the practical difficulties which may prevent this in some markets. We support good practice in business and endorse the OECD Principles of Corporate Governance as part of the development of codes of best practice for individual markets.

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VOTING  GUIDELINES

- Shareholder rights - should be protected. Shareholders should be able to participate in general meetings in proportion to their ownership of the company.
-    Capital  issue  and  repurchase  should  be  on equal terms to all holders.
- Decisions on take-over bids are based on the long-term interests of our clients. Anti-takeover devices should not be used to shield management from accountability.
- Board Structure - there should be sufficient independent non-executives to balance executive management.
- Chairman and Chief Executive - these significantly different roles should be separated to prevent undue concentration of power within the company.
- Board Committees - strong audit and remuneration committees composed principally of independent non-executive directors should be used to resolve conflicts of interest between executives and the company.
- Service contracts - should not be of excessive length or used to shield executives who do not perform.
- Re-election - all directors should be required to stand for re-election at regular intervals, at least every 3 years.
- Incentive schemes - share based remuneration schemes should be subject to shareholder approval. We favor schemes which include challenging performance criteria.

GARTMORE'S  PROCEDURES

We have a specialist corporate governance function which is responsible for developing and executing policy on behalf of our clients. It is headed by a senior executive with long experience in investment. The fund manager or research analyst with responsibility for our investment in a company reviews resolutions, casts a critical eye over governance, identifies and is actively involved in formulating our response to controversial issues. Where required Gartmore will take necessary steps to retain proxy voting records for the period of time as specified by regulations.

CONFLICTS  OF  INTEREST

Gartmore recognises that circumstances can occur where it faces an actual or perceived material conflict of interest in effecting the policy of voting proxies. Some of these potential conflicts of interest include, but are not limited to:

     - where Gartmore (or an affiliate) manages assets, administers employee benefit plans, or provides other financial services or products to companies whose management is soliciting proxies and failure to vote proxies in favor of the management of such a company may harm our (or an affiliate's) relationship with the company
     - where Gartmore (or an affiliate) may have a business relationship, not with the company, but with a proponent of a proxy proposal and where Gartmore (or an affiliate) may manage assets for the proponent
     - where Gartmore (or an affiliate) or any members of its staff may have personal or business relationships with participants in proxy contests, corporate directors or candidates for corporate directorships, or where Gartmore (or an affiliate) or any member of its staff may have a personal interest in the outcome of a particular matter before shareholders. Where such conflicts arise, arrangements will be made to ensure that decisions are taken in the long-term interests of clients as a whole. These arrangements may include:

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          o referring decisions to a senior manager unconnected with the day to day management of the fund concerned
          o    using  the  advice  of  an  outside  body
          o    approaching  clients  directly.

In order to avoid even the appearance of impropriety, in the event that Gartmore (or an affiliate) manages assets for a company, its pension plan, or related entity, Gartmore will not take into consideration this relationship and will vote proxies in that company solely in the best interest of all of our clients.

INVESCO  MANAGEMENT  AND  RESEARCH,  INC.

     Registrant's authority to vote the proxies of our clients is established by our investment advisory agreements or comparable documents. Registrant has formed a Proxy Committee to establish proxy voting policies and procedures and a Proxy Voting Manager has been appointed to oversee the proxy voting process. The proxy voting procedures are designed to ensure that proxies are voted in the best interest of our clients. The Proxy Voting Manager will generally vote proxies according to the proxy voting guidelines established by the Proxy Committee. The Proxy Voting Manager will consult with the Proxy Committee in determining how to vote proxies for issues not specifically covered by the proxy voting guidelines or in situations where the Proxy manager or members of the Proxy Committee determine that consultation is prudent. In addition, the proxy voting procedures include guidelines for the Proxy Committee to follow if a material conflict of interest arises between the Registrant and/or its employees (including members of the Proxy Committee), and its clients to ensure any material conflict is resolved in the best interest of its clients. Upon request, Registrant will provide a client with a copy of its proxy voting procedures and information on how the client's proxies were voted.


SSI  INVESTMENT  MANAGEMENT,  INC.

     SSI Investment Management, Inc. ("SSI") will vote all proxies on behalf of each account over which SSI has proxy voting authority based on SSI's determination of the best interests of that account. SSI has retained Institutional Shareholder Services, Inc., which provides research and recommendations on proxy voting issues and has the authority to vote proxies for each account, in accordance with the Policies described below. In determining whether a proposal serves the best interests of an account, SSI will consider a number of factors, including the economic effect of the proposal on shareholder value, the threat posed by the proposal to existing rights of shareholders, the dilution of existing shares that would result from the proposal, the effect of the proposal on management or director accountability to shareholders, and, if the proposal is a shareholder initiative, whether it wastes time and resources of the company or reflects the grievance of one individual. SSI will abstain from voting proxies when SSI believes it is appropriate.

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     If a material conflict of interest over proxy voting arises between SSI and a client, SSI will vote all proxies in accordance with its proxy voting policy. If SSI determines that its proxy voting policy does not adequately address this conflict of interest, SSI will notify the client and ask the client to consent to SSI's intended response. If the client consents or fails to respond to the notice within a reasonable time, SSI will vote the proxy as described in the notice. If the client objects to SSI's intended response, SSI will vote the proxy as directed by the client.

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